UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund Institutional Class and Institutional Premium Class Fidelity® Small Cap Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2017

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Prologis, Inc.	0.5	0.4
Lam Research Corp.	0.5	0.4
Analog Devices, Inc.	0.5	0.4
Zoetis, Inc. Class A	0.5	0.4
Fidelity National Information Services, Inc.	0.4	0.4
Marathon Petroleum Corp.	0.4	0.4
Illumina, Inc.	0.4	0.4
Sempra Energy	0.4	0.4
SunTrust Banks, Inc.	0.4	0.4
Progressive Corp.	0.4	0.3
	4.4

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.3	15.2
Financials	14.4	13.1
Consumer Discretionary	13.9	15.1
Industrials	13.8	13.6
Health Care	9.8	9.6
Real Estate	9.4	10.0
Utilities	6.2	6.2
Materials	5.9	5.7
Energy	5.5	5.5
Consumer Staples	3.8	4.8

Asset Allocation (% of fund's net assets)

As of October 31, 2017 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.4%

As of April 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

Fidelity® Mid Cap Index Fund

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.1%
Adient PLC	68,411	$5,771,152
BorgWarner, Inc.	154,351	8,137,385
Delphi Automotive PLC	196,438	19,522,008
Gentex Corp.	204,488	3,969,112
Lear Corp.	49,490	8,689,949
The Goodyear Tire & Rubber Co.	183,685	5,618,924
Visteon Corp. (a)	23,169	2,920,221
		54,628,751
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	127,950	6,057,153
Thor Industries, Inc.	36,317	4,947,102
		11,004,255
Distributors - 0.4%
Genuine Parts Co.	104,996	9,263,797
LKQ Corp. (a)	224,509	8,461,744
Pool Corp.	28,986	3,500,929
		21,226,470
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	37,608	3,245,570
Graham Holdings Co.	3,075	1,711,084
H&R Block, Inc. (b)	149,524	3,699,224
Service Corp. International	133,256	4,725,258
ServiceMaster Global Holdings, Inc. (a)	98,638	4,646,836
		18,027,972
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	177,514	7,755,587
Chipotle Mexican Grill, Inc. (a)(b)	18,430	5,011,117
Choice Hotels International, Inc.	23,875	1,665,281
Darden Restaurants, Inc.	90,837	7,473,160
Domino's Pizza, Inc.	34,935	6,393,105
Dunkin' Brands Group, Inc.	66,383	3,921,244
Extended Stay America, Inc. unit	141,098	2,796,562
Hilton Grand Vacations, Inc.	50,326	2,061,353
Hilton, Inc.	161,121	11,645,826
Hyatt Hotels Corp. Class A (a)	33,979	2,129,124
International Game Technology PLC	79,666	1,872,151
MGM Mirage, Inc.	371,549	11,648,061
Norwegian Cruise Line Holdings Ltd. (a)	128,514	7,164,656
Royal Caribbean Cruises Ltd.	125,717	15,559,993
Six Flags Entertainment Corp. (b)	49,643	3,117,084
U.S. Foods Holding Corp. (a)	126,134	3,440,936
Vail Resorts, Inc.	28,962	6,632,877
Wendy's Co.	137,011	2,083,937
Wyndham Worldwide Corp.	74,707	7,982,443
Wynn Resorts Ltd.	58,551	8,635,687
Yum China Holdings, Inc.	270,157	10,900,835
		129,891,019
Household Durables - 1.8%
CalAtlantic Group, Inc.	58,945	2,908,346
D.R. Horton, Inc.	249,379	11,025,046
Garmin Ltd. (b)	88,523	5,011,287
Leggett & Platt, Inc.	97,126	4,590,175
Lennar Corp.:
Class A	146,294	8,144,187
Class B	7,431	356,316
Mohawk Industries, Inc. (a)	45,322	11,863,487
Newell Brands, Inc.	351,841	14,348,076
NVR, Inc. (a)	2,415	7,924,509
PulteGroup, Inc.	204,632	6,186,025
Tempur Sealy International, Inc. (a)(b)	34,123	2,230,621
Toll Brothers, Inc.	111,699	5,142,622
Tupperware Brands Corp.	37,278	2,190,083
Whirlpool Corp.	52,073	8,536,327
		90,457,107
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	89,061	11,102,344
Liberty Expedia Holdings, Inc.	39,873	1,838,145
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	58,494	3,331,818
Series A (a)	302,767	6,878,866
TripAdvisor, Inc. (a)(b)	79,610	2,985,375
Wayfair LLC Class A (a)(b)	28,248	1,974,535
		28,111,083
Leisure Products - 0.4%
Brunswick Corp.	64,436	3,263,683
Hasbro, Inc.	83,280	7,710,895
Mattel, Inc. (b)	251,124	3,545,871
Polaris Industries, Inc. (b)	42,905	5,081,239
		19,601,688
Media - 1.8%
AMC Networks, Inc. Class A (a)(b)	39,579	2,013,780
Cable One, Inc.	3,460	2,455,943
Cinemark Holdings, Inc. (b)	78,512	2,853,126
Discovery Communications, Inc.:
Class A (a)(b)	113,402	2,141,030
Class C (non-vtg.) (a)	147,178	2,621,240
Interpublic Group of Companies, Inc.	287,961	5,543,249
John Wiley & Sons, Inc. Class A	31,651	1,729,727
Liberty Broadband Corp.:
Class A (a)	20,139	1,736,183
Class C (a)	74,246	6,480,933
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	135,556	5,170,106
Liberty Media Class A (a)(b)	18,698	680,607
Liberty SiriusXM Series A (a)	65,669	2,739,054
Liberty SiriusXM Series C (a)	129,647	5,399,798
Lions Gate Entertainment Corp.:
Class A (a)(b)	37,299	1,082,417
Class B	75,702	2,093,917
Live Nation Entertainment, Inc. (a)	98,309	4,303,968
News Corp.:
Class A	285,143	3,895,053
Class B	83,952	1,166,933
Omnicom Group, Inc. (b)	169,322	11,376,745
Regal Entertainment Group Class A (b)	84,197	1,376,621
Scripps Networks Interactive, Inc. Class A	62,943	5,241,893
Sirius XM Holdings, Inc. (b)	1,066,980	5,804,371
Tegna, Inc.	152,895	1,869,906
The Madison Square Garden Co. (a)	13,565	3,020,790
Tribune Media Co. Class A	53,189	2,177,026
Viacom, Inc.:
Class A (b)	7,240	217,562
Class B (non-vtg.)	256,785	6,170,544
		91,362,522
Multiline Retail - 0.9%
Dollar General Corp.	201,776	16,311,572
Dollar Tree, Inc. (a)	168,713	15,395,061
Kohl's Corp. (b)	124,856	5,213,987
Macy's, Inc. (b)	224,682	4,215,034
Nordstrom, Inc. (b)	85,863	3,404,468
		44,540,122
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	52,341	4,278,353
AutoNation, Inc. (a)(b)	47,465	2,249,841
AutoZone, Inc. (a)	20,388	12,018,726
Bed Bath & Beyond, Inc. (b)	103,530	2,060,247
Best Buy Co., Inc.	193,554	10,835,153
Burlington Stores, Inc. (a)	50,866	4,775,809
CarMax, Inc. (a)(b)	133,076	9,994,008
Dick's Sporting Goods, Inc.	62,511	1,529,644
Floor & Decor Holdings, Inc. Class A	15,754	593,926
Foot Locker, Inc.	94,675	2,847,824
GameStop Corp. Class A (b)	72,591	1,356,726
Gap, Inc.	174,644	4,538,998
L Brands, Inc. (b)	175,237	7,542,200
Michaels Companies, Inc. (a)	82,417	1,600,538
Murphy U.S.A., Inc. (a)(b)	24,474	1,819,887
O'Reilly Automotive, Inc. (a)	63,387	13,371,488
Penske Automotive Group, Inc.	26,732	1,246,246
Ross Stores, Inc.	281,556	17,875,990
Sally Beauty Holdings, Inc. (a)(b)	95,943	1,660,773
Signet Jewelers Ltd. (b)	49,306	3,232,994
Tiffany & Co., Inc.	78,739	7,371,545
Tractor Supply Co.	94,603	5,700,777
Ulta Beauty, Inc.	43,051	8,687,261
Urban Outfitters, Inc. (a)(b)	61,354	1,504,400
Williams-Sonoma, Inc. (b)	63,973	3,301,007
		131,994,361
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	34,302	3,318,032
Hanesbrands, Inc. (b)	265,926	5,983,335
lululemon athletica, Inc. (a)	70,970	4,365,365
Michael Kors Holdings Ltd. (a)	105,253	5,137,399
PVH Corp.	56,792	7,201,794
Ralph Lauren Corp.	40,905	3,658,134
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	96,034	3,065,405
Tapestry, Inc.	205,975	8,434,676
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	129,300	1,618,836
Class C (non-vtg.) (a)(b)	142,536	1,643,440
VF Corp.	238,436	16,607,067
		61,033,483

TOTAL CONSUMER DISCRETIONARY		701,878,833

CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	40,069	2,297,156
Class B (non-vtg.)	128,987	7,354,839
Dr. Pepper Snapple Group, Inc.	132,740	11,370,508
Molson Coors Brewing Co. Class B	126,747	10,250,030
		31,272,533
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	28,274	3,239,352
Rite Aid Corp. (a)(b)	774,901	1,278,587
Sprouts Farmers Market LLC (a)(b)	97,762	1,807,619
Welbilt, Inc. (a)(b)	95,414	2,104,833
		8,430,391
Food Products - 2.3%
Blue Buffalo Pet Products, Inc. (a)(b)	68,768	1,989,458
Bunge Ltd.	102,158	7,026,427
Campbell Soup Co. (b)	131,237	6,216,697
ConAgra Foods, Inc.	289,319	9,883,137
Flowers Foods, Inc.	130,640	2,486,079
Hormel Foods Corp.	197,684	6,159,833
Ingredion, Inc.	52,049	6,524,342
Kellogg Co. (b)	181,943	11,376,896
Lamb Weston Holdings, Inc.	106,672	5,439,205
McCormick & Co., Inc. (non-vtg.)	87,526	8,711,463
Pilgrim's Pride Corp. (a)(b)	38,505	1,223,689
Pinnacle Foods, Inc.	86,989	4,733,941
Post Holdings, Inc. (a)	47,748	3,959,742
Seaboard Corp.	180	792,022
The Hain Celestial Group, Inc. (a)	73,437	2,645,201
The Hershey Co.	101,774	10,806,363
The J.M. Smucker Co.	80,103	8,494,923
TreeHouse Foods, Inc. (a)(b)	40,623	2,696,555
Tyson Foods, Inc. Class A	204,157	14,885,087
		116,051,060
Household Products - 0.5%
Church & Dwight Co., Inc.	181,346	8,191,399
Clorox Co.	94,539	11,962,020
Energizer Holdings, Inc. (b)	45,517	1,956,776
Spectrum Brands Holdings, Inc. (b)	17,928	1,970,646
		24,080,841
Personal Products - 0.3%
Coty, Inc. Class A (b)	340,462	5,243,115
Edgewell Personal Care Co. (a)(b)	41,351	2,684,920
Herbalife Ltd. (a)(b)	50,369	3,657,797
Nu Skin Enterprises, Inc. Class A	37,810	2,405,094
		13,990,926

TOTAL CONSUMER STAPLES		193,825,751

ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	309,760	9,735,757
Helmerich & Payne, Inc. (b)	76,989	4,181,273
Nabors Industries Ltd.	197,401	1,111,368
National Oilwell Varco, Inc. (b)	277,557	9,489,674
Oceaneering International, Inc. (b)	69,735	1,410,042
Patterson-UTI Energy, Inc.	154,370	3,053,439
RPC, Inc. (b)	46,711	1,135,544
Transocean Ltd. (United States) (a)(b)	283,686	2,978,703
Weatherford International PLC (b)	637,598	2,212,465
		35,308,265
Oil, Gas & Consumable Fuels - 4.8%
Andeavor	114,598	12,174,892
Antero Resources Corp. (a)(b)	167,294	3,245,504
Apache Corp.	277,591	11,483,940
Cabot Oil & Gas Corp.	338,473	9,375,702
Centennial Resource Development, Inc. Class A (b)	78,849	1,532,036
Cheniere Energy, Inc.	148,826	6,956,127
Chesapeake Energy Corp. (a)(b)	675,449	2,634,251
Cimarex Energy Co.	68,483	8,007,717
Concho Resources, Inc. (a)	108,513	14,563,530
CONSOL Energy, Inc.	167,101	2,695,339
Continental Resources, Inc. (a)(b)	65,568	2,669,273
Devon Energy Corp.	387,640	14,303,916
Diamondback Energy, Inc. (a)	71,550	7,667,298
Energen Corp. (a)	70,435	3,641,490
EQT Corp.	125,823	7,868,970
Extraction Oil & Gas, Inc. (b)	88,443	1,410,666
Gulfport Energy Corp. (a)	113,190	1,550,703
Hess Corp.	206,627	9,124,648
HollyFrontier Corp.	129,123	4,771,095
Kosmos Energy Ltd. (a)(b)	172,536	1,325,076
Laredo Petroleum, Inc. (a)(b)	115,376	1,375,282
Marathon Oil Corp.	619,391	8,807,740
Marathon Petroleum Corp.	368,835	22,034,203
Murphy Oil Corp.	118,722	3,175,814
Newfield Exploration Co. (a)	144,356	4,444,721
Noble Energy, Inc.	351,148	9,786,495
ONEOK, Inc.	277,718	15,071,756
Parsley Energy, Inc. Class A (a)	170,959	4,547,509
PBF Energy, Inc. Class A (b)	80,935	2,344,687
QEP Resources, Inc. (a)	170,313	1,524,301
Range Resources Corp. (b)	165,181	2,991,428
Rice Energy, Inc. (a)	121,553	3,446,028
RSP Permian, Inc. (a)	95,259	3,277,862
SM Energy Co.	78,646	1,677,519
Southwestern Energy Co. (a)	378,009	2,097,950
Targa Resources Corp.	154,882	6,427,603
The Williams Companies, Inc.	608,485	17,341,823
Whiting Petroleum Corp. (a)(b)	255,742	1,537,009
World Fuel Services Corp.	50,700	1,409,460
WPX Energy, Inc. (a)	287,326	3,241,037
		243,562,400

TOTAL ENERGY		278,870,665

FINANCIALS - 14.4%
Banks - 4.4%
Associated Banc-Corp.	112,100	2,836,130
Bank of Hawaii Corp.	29,892	2,439,486
Bank of the Ozarks, Inc.	88,683	4,134,401
BankUnited, Inc.	76,731	2,674,075
BOK Financial Corp.	18,720	1,618,718
CIT Group, Inc.	99,032	4,616,872
Citizens Financial Group, Inc.	367,031	13,950,848
Comerica, Inc.	128,216	10,073,931
Commerce Bancshares, Inc.	66,935	3,892,940
Cullen/Frost Bankers, Inc.	41,450	4,082,825
East West Bancorp, Inc.	105,240	6,297,562
Fifth Third Bancorp	549,649	15,884,856
First Hawaiian, Inc.	36,939	1,080,096
First Horizon National Corp.	172,428	3,236,474
First Republic Bank	114,351	11,137,787
FNB Corp., Pennsylvania	237,048	3,197,778
Huntington Bancshares, Inc.	786,383	10,852,085
KeyCorp	799,316	14,587,517
M&T Bank Corp.	105,635	17,616,749
PacWest Bancorp	95,002	4,590,497
Peoples United Financial, Inc.	255,692	4,771,213
Pinnacle Financial Partners, Inc.	53,755	3,558,581
Popular, Inc.	74,113	2,718,465
Prosperity Bancshares, Inc.	49,250	3,239,665
Regions Financial Corp.	880,242	13,626,146
Signature Bank (a)	39,641	5,153,726
SunTrust Banks, Inc.	353,192	21,265,690
SVB Financial Group (a)	38,353	8,410,046
Synovus Financial Corp.	88,743	4,157,610
TCF Financial Corp.	112,767	2,054,615
Webster Financial Corp.	68,050	3,742,070
Western Alliance Bancorp. (a)	71,079	3,966,208
Zions Bancorporation	146,751	6,818,051
		222,283,713
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	41,090	7,663,285
Ameriprise Financial, Inc.	109,820	17,191,223
BGC Partners, Inc. Class A	168,016	2,548,803
CBOE Holdings, Inc.	80,662	9,119,646
E*TRADE Financial Corp. (a)	202,331	8,819,608
Eaton Vance Corp. (non-vtg.)	80,354	4,055,466
FactSet Research Systems, Inc.	28,091	5,333,638
Federated Investors, Inc. Class B (non-vtg.)	67,683	2,102,911
Interactive Brokers Group, Inc.	50,129	2,707,969
Invesco Ltd.	295,328	10,569,789
Lazard Ltd. Class A	86,805	4,126,710
Legg Mason, Inc.	60,707	2,317,793
LPL Financial	63,771	3,163,679
MarketAxess Holdings, Inc.	26,758	4,655,892
Moody's Corp.	121,979	17,371,029
Morningstar, Inc.	14,227	1,212,283
MSCI, Inc.	64,676	7,590,375
Northern Trust Corp.	153,311	14,337,645
Raymond James Financial, Inc.	93,534	7,929,813
SEI Investments Co.	98,352	6,344,688
T. Rowe Price Group, Inc.	172,521	16,027,201
TD Ameritrade Holding Corp.	186,281	9,312,187
The NASDAQ OMX Group, Inc.	83,864	6,092,720
		170,594,353
Consumer Finance - 1.1%
Ally Financial, Inc.	330,308	8,630,948
Credit Acceptance Corp. (a)(b)	8,239	2,362,368
Discover Financial Services	272,324	18,117,716
Navient Corp.	201,396	2,509,394
OneMain Holdings, Inc. (a)	39,725	1,262,063
Santander Consumer U.S.A. Holdings, Inc.	105,439	1,754,505
SLM Corp. (a)	313,286	3,317,699
Synchrony Financial	584,898	19,079,373
		57,034,066
Diversified Financial Services - 0.2%
Leucadia National Corp.	236,368	5,980,110
Voya Financial, Inc.	130,532	5,242,165
		11,222,275
Insurance - 4.6%
Alleghany Corp. (a)	10,933	6,190,483
American Financial Group, Inc.	51,590	5,442,229
American National Insurance Co.	4,970	604,998
Arch Capital Group Ltd. (a)	93,442	9,310,561
Arthur J. Gallagher & Co.	130,300	8,251,899
Aspen Insurance Holdings Ltd.	42,210	1,810,809
Assurant, Inc.	39,680	3,993,792
Assured Guaranty Ltd.	86,058	3,192,752
Athene Holding Ltd.	78,808	4,108,261
Axis Capital Holdings Ltd.	60,272	3,278,194
Brown & Brown, Inc.	85,978	4,285,144
Cincinnati Financial Corp.	112,197	7,872,863
CNA Financial Corp.	20,217	1,094,346
Erie Indemnity Co. Class A	18,358	2,217,646
Everest Re Group Ltd.	29,546	7,015,698
First American Financial Corp.	77,635	4,224,897
FNF Group	190,505	7,128,697
Hanover Insurance Group, Inc.	30,845	3,034,531
Hartford Financial Services Group, Inc.	267,470	14,724,224
Lincoln National Corp.	162,244	12,294,850
Loews Corp.	203,785	10,089,395
Markel Corp. (a)	10,000	10,843,000
Mercury General Corp.	20,521	1,148,560
Old Republic International Corp.	180,029	3,652,788
Principal Financial Group, Inc.	195,532	12,875,782
ProAssurance Corp.	37,429	2,097,895
Progressive Corp.	424,272	20,640,833
Reinsurance Group of America, Inc.	46,908	7,007,117
RenaissanceRe Holdings Ltd.	28,933	4,003,170
Torchmark Corp.	83,828	7,052,450
Unum Group	165,636	8,619,697
Validus Holdings Ltd.	56,643	2,949,967
W.R. Berkley Corp.	68,918	4,726,396
White Mountains Insurance Group Ltd.	3,201	2,846,169
Willis Group Holdings PLC	92,623	14,919,713
XL Group Ltd.	183,244	7,415,885
		230,965,691
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	277,014	5,576,292
Annaly Capital Management, Inc.	836,684	9,588,399
Chimera Investment Corp.	137,795	2,521,649
MFA Financial, Inc.	289,378	2,384,475
New Residential Investment Corp.	225,185	3,970,012
Starwood Property Trust, Inc.	184,906	3,977,328
Two Harbors Investment Corp.	255,480	2,503,704
		30,521,859
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	344,261	4,323,918
TFS Financial Corp.	37,160	573,007
		4,896,925

TOTAL FINANCIALS		727,518,882

HEALTH CARE - 9.8%
Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	70,898	2,469,377
Agios Pharmaceuticals, Inc. (a)(b)	30,887	1,985,107
Alkermes PLC (a)(b)	111,453	5,434,448
Alnylam Pharmaceuticals, Inc. (a)	58,129	7,082,437
BioMarin Pharmaceutical, Inc. (a)	127,268	10,447,430
Bioverativ, Inc.	80,130	4,527,345
Exelixis, Inc. (a)	210,152	5,209,668
Incyte Corp. (a)	123,670	14,005,628
Intercept Pharmaceuticals, Inc. (a)(b)	12,267	756,015
Intrexon Corp. (a)(b)	42,608	696,641
Ionis Pharmaceuticals, Inc. (a)(b)	89,895	5,133,903
Juno Therapeutics, Inc. (a)	46,968	2,109,333
Neurocrine Biosciences, Inc. (a)(b)	63,274	3,929,948
Opko Health, Inc. (a)(b)	235,784	1,586,826
Seattle Genetics, Inc. (a)(b)	69,260	4,246,331
TESARO, Inc. (a)(b)	26,839	3,107,151
United Therapeutics Corp. (a)	31,436	3,727,995
		76,455,583
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	30,156	5,817,696
Align Technology, Inc. (a)	58,233	13,916,522
C.R. Bard, Inc.	53,001	17,335,037
Dentsply Sirona, Inc.	164,213	10,028,488
DexCom, Inc. (a)(b)	61,831	2,780,540
Edwards Lifesciences Corp. (a)	153,255	15,667,259
Hill-Rom Holdings, Inc.	47,841	3,861,247
Hologic, Inc. (a)	204,953	7,757,471
IDEXX Laboratories, Inc. (a)	63,647	10,576,222
ResMed, Inc.	101,898	8,577,774
Steris PLC	61,696	5,758,088
Teleflex, Inc.	32,825	7,778,869
The Cooper Companies, Inc.	35,241	8,467,003
Varian Medical Systems, Inc. (a)	67,610	7,044,286
West Pharmaceutical Services, Inc.	53,895	5,464,953
Zimmer Biomet Holdings, Inc.	148,135	18,016,179
		148,847,634
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	57,636	1,807,465
AmerisourceBergen Corp.	116,582	8,970,985
Brookdale Senior Living, Inc. (a)	130,848	1,312,405
Cardinal Health, Inc.	231,967	14,358,757
Centene Corp. (a)	124,654	11,676,340
DaVita HealthCare Partners, Inc. (a)	111,632	6,780,528
Envision Healthcare Corp. (b)	85,026	3,622,108
Henry Schein, Inc. (a)	115,183	9,053,384
Laboratory Corp. of America Holdings (a)	75,018	11,531,017
LifePoint Hospitals, Inc. (a)(b)	26,539	1,277,853
MEDNAX, Inc. (a)	67,268	2,945,666
Patterson Companies, Inc. (b)	61,432	2,272,984
Premier, Inc. (a)	36,548	1,194,023
Quest Diagnostics, Inc.	100,571	9,431,548
Universal Health Services, Inc. Class B	63,337	6,504,710
Wellcare Health Plans, Inc. (a)	32,435	6,413,697
		99,153,470
Health Care Technology - 0.5%
athenahealth, Inc. (a)(b)	28,829	3,686,653
Cerner Corp. (a)	210,804	14,233,486
Veeva Systems, Inc. Class A (a)	79,756	4,860,331
		22,780,470
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	236,658	16,099,844
Bio-Rad Laboratories, Inc. Class A (a)	15,116	3,322,346
Bio-Techne Corp.	26,714	3,500,068
Bruker Corp.	77,249	2,425,619
Charles River Laboratories International, Inc. (a)	34,687	4,033,751
Illumina, Inc. (a)	106,758	21,905,674
Mettler-Toledo International, Inc. (a)	18,559	12,668,930
PerkinElmer, Inc.	80,465	5,819,229
QIAGEN NV (a)	164,861	5,582,193
Quintiles Transnational Holdings, Inc. (a)	92,986	10,051,787
VWR Corp. (a)	61,013	2,019,530
Waters Corp. (a)	55,928	10,964,684
		98,393,655
Pharmaceuticals - 1.0%
Akorn, Inc. (a)(b)	65,940	2,147,666
Endo International PLC (a)	158,145	1,008,965
Mallinckrodt PLC (a)	73,322	2,322,108
Mylan N.V. (a)	391,305	13,973,502
Perrigo Co. PLC	97,675	7,910,698
Zoetis, Inc. Class A	360,977	23,037,552
		50,400,491

TOTAL HEALTH CARE		496,031,303

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.8%
Arconic, Inc.	284,461	7,145,660
BWX Technologies, Inc.	69,026	4,136,038
HEICO Corp. (b)	18,104	1,641,671
HEICO Corp. Class A	34,874	2,653,911
Hexcel Corp.	64,646	3,923,366
Huntington Ingalls Industries, Inc.	32,484	7,563,250
L3 Technologies, Inc.	57,099	10,687,791
Orbital ATK, Inc.	41,706	5,543,979
Rockwell Collins, Inc.	118,951	16,129,756
Spirit AeroSystems Holdings, Inc. Class A	87,778	7,031,018
Teledyne Technologies, Inc. (a)	25,302	4,300,328
Textron, Inc.	195,061	10,287,517
TransDigm Group, Inc. (b)	35,236	9,777,990
		90,822,275
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	102,016	8,011,316
Expeditors International of Washington, Inc.	130,718	7,631,317
XPO Logistics, Inc. (a)(b)	84,759	5,878,037
		21,520,670
Airlines - 0.8%
Alaska Air Group, Inc.	87,650	5,787,530
American Airlines Group, Inc.	323,801	15,160,363
Copa Holdings SA Class A	22,383	2,757,362
JetBlue Airways Corp. (a)	243,364	4,660,421
Spirit Airlines, Inc. (a)(b)	49,342	1,830,095
United Continental Holdings, Inc. (a)	202,987	11,870,680
		42,066,451
Building Products - 0.9%
A.O. Smith Corp.	104,965	6,213,928
Allegion PLC	69,489	5,794,688
Armstrong World Industries, Inc. (a)	31,515	1,610,417
Fortune Brands Home & Security, Inc.	111,700	7,378,902
Lennox International, Inc. (b)	27,938	5,339,790
Masco Corp.	232,575	9,261,137
Owens Corning	80,768	6,678,706
USG Corp. (a)(b)	62,289	2,138,381
		44,415,949
Commercial Services & Supplies - 0.8%
Cintas Corp.	62,816	9,362,097
Clean Harbors, Inc. (a)	39,368	2,106,582
Copart, Inc. (a)	143,751	5,216,724
KAR Auction Services, Inc.	99,877	4,727,178
Pitney Bowes, Inc.	132,419	1,819,437
Republic Services, Inc.	167,546	10,902,218
Rollins, Inc.	69,170	3,037,255
Stericycle, Inc. (a)	59,861	4,241,152
		41,412,643
Construction & Engineering - 0.4%
AECOM (a)	114,579	4,017,140
Fluor Corp.	101,360	4,367,602
Jacobs Engineering Group, Inc.	86,881	5,057,343
Quanta Services, Inc. (a)	107,099	4,040,845
Valmont Industries, Inc.	16,559	2,631,225
		20,114,155
Electrical Equipment - 1.3%
Acuity Brands, Inc. (b)	30,490	5,097,928
AMETEK, Inc.	166,070	11,208,064
Fortive Corp.	224,835	16,246,577
Hubbell, Inc. Class B	40,147	5,051,296
Regal Beloit Corp.	33,060	2,682,819
Rockwell Automation, Inc.	94,003	18,877,682
Sensata Technologies Holding BV(a)(b)	123,233	6,027,326
		65,191,692
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	44,975	4,939,604
ITT, Inc.	65,899	3,073,529
Roper Technologies, Inc.	73,806	19,054,495
		27,067,628
Machinery - 4.0%
AGCO Corp.	48,357	3,315,839
Allison Transmission Holdings, Inc. (b)	96,682	4,108,018
Colfax Corp. (a)	65,453	2,730,045
Crane Co.	37,247	3,095,971
Cummins, Inc.	116,421	20,592,546
Donaldson Co., Inc.	95,695	4,517,761
Dover Corp.	113,514	10,839,452
Flowserve Corp. (b)	94,444	4,162,147
Gardner Denver Holdings, Inc.	30,829	889,417
Graco, Inc.	40,522	5,340,394
IDEX Corp.	55,804	7,154,631
Ingersoll-Rand PLC	187,494	16,611,968
Lincoln Electric Holdings, Inc.	43,360	3,974,811
Middleby Corp. (a)	41,677	4,830,364
Nordson Corp.	42,305	5,359,620
Oshkosh Corp.	54,790	5,016,572
PACCAR, Inc.	251,442	18,035,935
Parker Hannifin Corp.	97,053	17,722,848
Pentair PLC	121,084	8,531,579
Snap-On, Inc. (b)	42,005	6,627,549
Stanley Black & Decker, Inc.	112,120	18,112,986
Terex Corp.	61,158	2,881,153
Timken Co.	51,305	2,419,031
Toro Co.	77,367	4,862,516
Trinity Industries, Inc.	108,531	3,529,428
WABCO Holdings, Inc. (a)	36,874	5,441,496
Wabtec Corp. (b)	63,020	4,821,030
Xylem, Inc.	130,611	8,689,550
		204,214,657
Marine - 0.1%
Kirby Corp. (a)(b)	38,881	2,754,719
Professional Services - 1.2%
Dun & Bradstreet Corp.	27,230	3,181,281
Equifax, Inc.	87,428	9,488,561
IHS Markit Ltd. (a)	281,936	12,013,293
Manpower, Inc.	48,885	6,026,543
Nielsen Holdings PLC (b)	262,404	9,727,316
Robert Half International, Inc.	89,293	4,622,699
TransUnion Holding Co., Inc. (a)	109,057	5,724,402
Verisk Analytics, Inc. (a)	111,456	9,479,333
		60,263,428
Road & Rail - 0.6%
AMERCO	3,566	1,400,154
Genesee & Wyoming, Inc. Class A (a)	44,412	3,187,893
J.B. Hunt Transport Services, Inc.	63,111	6,714,379
Kansas City Southern	77,590	8,086,430
Landstar System, Inc.	30,363	2,998,346
Old Dominion Freight Lines, Inc.	45,272	5,483,797
Ryder System, Inc.	39,135	3,173,066
		31,044,065
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	70,300	3,054,535
Fastenal Co.	210,878	9,904,940
HD Supply Holdings, Inc. (a)	149,011	5,273,499
MSC Industrial Direct Co., Inc. Class A	32,779	2,717,379
United Rentals, Inc. (a)	61,421	8,689,843
Univar, Inc. (a)	77,045	2,292,089
W.W. Grainger, Inc.	37,926	7,497,970
Watsco, Inc.	22,281	3,711,346
WESCO International, Inc. (a)	36,469	2,303,017
		45,444,618
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	56,491	3,928,949

TOTAL INDUSTRIALS		700,261,899

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	38,450	7,685,771
Arris International PLC (a)	130,296	3,713,436
Brocade Communications Systems, Inc.	297,457	3,465,374
CommScope Holding Co., Inc. (a)	140,588	4,518,498
EchoStar Holding Corp. Class A (a)	35,208	1,969,888
F5 Networks, Inc. (a)	46,922	5,690,231
Harris Corp.	89,356	12,449,078
Juniper Networks, Inc.	272,798	6,773,574
Motorola Solutions, Inc.	119,280	10,799,611
Palo Alto Networks, Inc. (a)	64,807	9,539,590
		66,605,051
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	218,878	19,042,386
Arrow Electronics, Inc. (a)	64,072	5,355,778
Avnet, Inc.	92,538	3,683,012
CDW Corp.	111,809	7,826,630
Cognex Corp.	60,818	7,489,737
Coherent, Inc. (a)	17,801	4,676,501
Dell Technologies, Inc. (a)	150,440	12,451,919
Dolby Laboratories, Inc. Class A	40,640	2,354,682
FLIR Systems, Inc.	99,727	4,669,218
IPG Photonics Corp. (a)	26,131	5,563,551
Jabil, Inc.	128,559	3,635,649
Keysight Technologies, Inc. (a)	136,032	6,076,549
National Instruments Corp.	79,153	3,561,885
Trimble, Inc. (a)	183,018	7,481,776
Universal Display Corp. (b)	30,497	4,467,811
Zebra Technologies Corp. Class A (a)	37,771	4,381,058
		102,718,142
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	123,161	6,435,162
CoStar Group, Inc. (a)	25,416	7,516,782
GoDaddy, Inc. (a)	85,621	3,998,501
IAC/InterActiveCorp (a)	50,788	6,554,191
LogMeIn, Inc.	38,139	4,616,726
Match Group, Inc. (a)(b)	25,341	677,618
Pandora Media, Inc. (a)(b)	165,072	1,206,676
Twitter, Inc. (a)	490,709	10,118,420
VeriSign, Inc. (a)(b)	62,866	6,759,352
Zillow Group, Inc.:
Class A (a)	38,607	1,594,855
Class C (a)(b)	76,261	3,148,054
		52,626,337
IT Services - 4.2%
Alliance Data Systems Corp.	35,334	7,905,276
Amdocs Ltd.	105,707	6,881,526
Booz Allen Hamilton Holding Corp. Class A	105,802	3,998,258
Broadridge Financial Solutions, Inc.	85,387	7,336,451
Conduent, Inc.	140,473	2,174,522
CoreLogic, Inc. (a)	61,174	2,869,061
CSRA, Inc.	116,994	3,742,638
DST Systems, Inc.	45,387	2,660,586
DXC Technology Co.	207,379	18,979,326
Euronet Worldwide, Inc. (a)	36,355	3,513,347
Fidelity National Information Services, Inc.	240,910	22,346,812
First Data Corp. Class A (a)	331,391	5,902,074
Fiserv, Inc. (a)	155,486	20,124,553
FleetCor Technologies, Inc. (a)	67,320	11,125,976
Gartner, Inc. (a)	64,349	8,063,573
Genpact Ltd.	103,629	3,155,503
Global Payments, Inc.	111,498	11,590,217
Jack Henry & Associates, Inc.	56,987	6,275,978
Leidos Holdings, Inc.	103,529	6,472,633
Paychex, Inc.	235,864	15,045,765
Sabre Corp.	153,477	3,002,010
Square, Inc. (a)(b)	176,647	6,569,502
Teradata Corp. (a)(b)	93,230	3,118,544
The Western Union Co. (b)	344,923	6,850,171
Total System Services, Inc.	133,177	9,595,403
Vantiv, Inc. (a)(b)	117,901	8,253,070
WEX, Inc. (a)	28,405	3,510,574
		211,063,349
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(b)	603,899	6,633,831
Analog Devices, Inc.	268,197	24,486,386
Cavium, Inc. (a)(b)	47,681	3,289,512
Cypress Semiconductor Corp. (b)	238,022	3,775,029
First Solar, Inc. (a)	58,652	3,215,303
KLA-Tencor Corp.	115,058	12,528,666
Lam Research Corp.	118,210	24,655,060
Marvell Technology Group Ltd.	293,433	5,419,708
Maxim Integrated Products, Inc.	206,250	10,836,375
Microchip Technology, Inc. (b)	167,086	15,839,753
Microsemi Corp. (a)	84,392	4,504,001
ON Semiconductor Corp. (a)	303,862	6,478,338
Qorvo, Inc. (a)	92,852	7,039,110
Skyworks Solutions, Inc.	135,152	15,388,407
Teradyne, Inc.	144,753	6,208,456
Versum Materials, Inc.	78,448	3,301,092
Xilinx, Inc.	182,371	13,438,919
		167,037,946
Software - 3.7%
ANSYS, Inc. (a)	62,147	8,496,116
Atlassian Corp. PLC (a)(b)	53,794	2,602,016
Autodesk, Inc. (a)	152,233	19,023,036
Black Knight, Inc. (a)	78,557	3,562,560
CA Technologies, Inc.	229,662	7,436,456
Cadence Design Systems, Inc. (a)	202,854	8,755,179
CDK Global, Inc.	98,267	6,245,851
Citrix Systems, Inc. (a)	110,008	9,087,761
FireEye, Inc. (a)(b)	129,195	2,185,979
Fortinet, Inc. (a)	108,042	4,257,935
Guidewire Software, Inc. (a)	54,316	4,344,194
Manhattan Associates, Inc. (a)	50,782	2,125,735
Nuance Communications, Inc. (a)	208,357	3,071,182
Parametric Technology Corp. (a)	84,452	5,611,835
Red Hat, Inc. (a)	129,692	15,670,684
ServiceNow, Inc. (a)	122,669	15,501,682
Splunk, Inc. (a)	100,327	6,752,007
SS&C Technologies Holdings, Inc.	126,321	5,078,104
Symantec Corp.	448,162	14,565,265
Synopsys, Inc. (a)	109,526	9,476,190
Tableau Software, Inc. (a)	43,302	3,511,359
Take-Two Interactive Software, Inc. (a)	76,305	8,443,148
Tyler Technologies, Inc. (a)	25,266	4,479,409
Ultimate Software Group, Inc. (a)(b)	20,815	4,216,911
Workday, Inc. Class A (a)	95,770	10,629,512
Zynga, Inc. (a)	558,762	2,179,172
		187,309,278
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	87,399	2,804,634
NetApp, Inc.	197,706	8,782,101
Western Digital Corp.	214,029	19,106,369
Xerox Corp.	167,376	5,073,167
		35,766,271

TOTAL INFORMATION TECHNOLOGY		823,126,374

MATERIALS - 5.9%
Chemicals - 2.2%
Albemarle Corp. U.S.	80,900	11,398,001
Ashland Global Holdings, Inc.	45,677	3,105,122
Axalta Coating Systems (a)	156,473	5,202,727
Cabot Corp.	45,461	2,771,303
Celanese Corp. Class A	100,889	10,523,732
CF Industries Holdings, Inc.	169,731	6,446,383
Eastman Chemical Co.	106,226	9,646,383
FMC Corp.	98,067	9,106,502
Huntsman Corp.	147,781	4,731,948
International Flavors & Fragrances, Inc.	57,544	8,483,136
NewMarket Corp.	5,463	2,187,331
Olin Corp.	121,314	4,431,600
Platform Specialty Products Corp. (a)	163,967	1,754,447
RPM International, Inc.	94,997	5,066,190
The Chemours Co. LLC	134,283	7,601,761
The Mosaic Co. (b)	256,708	5,734,857
The Scotts Miracle-Gro Co. Class A	31,782	3,166,123
Valvoline, Inc.	147,545	3,544,031
W.R. Grace & Co.	49,425	3,780,518
Westlake Chemical Corp.	26,406	2,242,133
		110,924,228
Construction Materials - 0.5%
Eagle Materials, Inc.	34,127	3,602,787
Martin Marietta Materials, Inc.	45,731	9,916,767
Vulcan Materials Co.	96,760	11,780,530
		25,300,084
Containers & Packaging - 1.8%
Aptargroup, Inc.	44,993	3,917,541
Ardagh Group SA	13,106	280,993
Avery Dennison Corp.	64,680	6,867,076
Ball Corp.	254,177	10,911,819
Bemis Co., Inc.	66,253	2,982,710
Berry Global Group, Inc. (a)	94,915	5,642,697
Crown Holdings, Inc. (a)	95,576	5,750,808
Graphic Packaging Holding Co.	224,269	3,473,927
International Paper Co.	302,082	17,300,236
Owens-Illinois, Inc. (a)	116,933	2,793,529
Packaging Corp. of America	68,529	7,967,867
Sealed Air Corp.	141,938	6,277,918
Silgan Holdings, Inc.	52,765	1,543,376
Sonoco Products Co.	70,856	3,669,632
WestRock Co.	182,420	11,187,819
		90,567,948
Metals & Mining - 1.4%
Alcoa Corp.	134,566	6,429,563
Freeport-McMoRan, Inc. (a)	993,421	13,888,026
Newmont Mining Corp.	391,628	14,161,268
Nucor Corp.	234,721	13,573,915
Reliance Steel & Aluminum Co.	51,245	3,937,666
Royal Gold, Inc.	47,802	4,020,626
Southern Copper Corp.	58,894	2,529,497
Steel Dynamics, Inc.	169,839	6,319,709
Tahoe Resources, Inc.	222,430	1,067,236
United States Steel Corp. (b)	128,325	3,249,189
		69,176,695
Paper & Forest Products - 0.0%
Domtar Corp.	44,415	2,101,718

TOTAL MATERIALS		298,070,673

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Alexandria Real Estate Equities, Inc.	67,281	8,340,153
American Campus Communities, Inc.	97,123	4,038,374
American Homes 4 Rent Class A	176,094	3,747,280
Apartment Investment & Management Co. Class A	114,520	5,036,590
Apple Hospitality (REIT), Inc.	154,510	2,926,419
AvalonBay Communities, Inc.	100,648	18,250,502
Boston Properties, Inc.	112,871	13,677,708
Brandywine Realty Trust (SBI)	122,964	2,150,640
Brixmor Property Group, Inc.	222,405	3,885,415
Camden Property Trust (SBI)	66,211	6,041,092
Colony NorthStar, Inc.	393,654	4,834,071
Columbia Property Trust, Inc.	86,896	1,918,664
CoreSite Realty Corp.	24,624	2,727,108
Corporate Office Properties Trust (SBI)	73,510	2,347,174
Corrections Corp. of America	86,645	2,136,666
CubeSmart	130,477	3,551,584
CyrusOne, Inc.	63,479	3,896,976
DCT Industrial Trust, Inc.	68,153	3,954,237
DDR Corp.	219,722	1,685,268
Digital Realty Trust, Inc.	149,563	17,714,242
Douglas Emmett, Inc.	105,589	4,201,386
Duke Realty Corp.	259,163	7,380,962
Empire State Realty Trust, Inc.	90,868	1,821,903
EPR Properties	46,539	3,219,568
Equity Commonwealth (a)	87,058	2,616,093
Equity Lifestyle Properties, Inc.	59,557	5,269,603
Essex Property Trust, Inc.	47,796	12,543,104
Extra Space Storage, Inc. (b)	88,774	7,243,071
Federal Realty Investment Trust (SBI)	53,101	6,399,733
Forest City Realty Trust, Inc. Class A	185,057	4,557,954
Gaming & Leisure Properties	146,807	5,364,328
General Growth Properties, Inc.	449,800	8,753,108
HCP, Inc.	342,464	8,849,270
Healthcare Trust of America, Inc.	144,499	4,342,195
Highwoods Properties, Inc. (SBI)	76,150	3,887,458
Hospitality Properties Trust (SBI)	121,210	3,464,182
Host Hotels & Resorts, Inc.	535,110	10,466,752
Hudson Pacific Properties, Inc.	115,450	3,904,519
Invitation Homes, Inc.	62,549	1,411,731
Iron Mountain, Inc. (b)	191,410	7,656,400
JBG SMITH Properties	63,440	1,979,962
Kilroy Realty Corp.	70,916	5,051,347
Kimco Realty Corp.	303,919	5,519,169
Lamar Advertising Co. Class A (b)	60,011	4,227,175
Liberty Property Trust (SBI)	106,722	4,576,239
Life Storage, Inc.	33,793	2,731,150
Medical Properties Trust, Inc.	268,059	3,546,421
Mid-America Apartment Communities, Inc.	82,368	8,430,365
National Retail Properties, Inc.	110,055	4,422,010
Omega Healthcare Investors, Inc.	141,171	4,074,195
Outfront Media, Inc.	102,126	2,394,855
Paramount Group, Inc.	141,521	2,253,014
Park Hotels & Resorts, Inc.	106,383	3,062,767
Piedmont Office Realty Trust, Inc. Class A	103,596	2,003,547
Prologis, Inc.	385,822	24,916,375
Rayonier, Inc.	94,902	2,845,162
Realty Income Corp.	199,408	10,702,227
Regency Centers Corp.	109,162	6,718,921
Retail Properties America, Inc.	171,316	2,093,482
SBA Communications Corp. Class A (a)	87,978	13,828,382
Senior Housing Properties Trust (SBI)	175,326	3,225,998
SL Green Realty Corp.	70,472	6,742,761
Spirit Realty Capital, Inc.	358,904	2,982,492
Store Capital Corp.	125,932	3,109,261
Sun Communities, Inc.	56,337	5,084,978
Tanger Factory Outlet Centers, Inc.	68,661	1,562,038
Taubman Centers, Inc.	43,950	2,075,319
The Macerich Co.	100,724	5,499,530
UDR, Inc.	193,343	7,499,775
Uniti Group, Inc. (b)	122,253	2,139,428
Ventas, Inc.	259,727	16,297,869
VEREIT, Inc.	720,059	5,681,266
Vornado Realty Trust	125,388	9,386,546
Weingarten Realty Investors (SBI)	89,261	2,717,997
Welltower, Inc.	268,366	17,969,787
Weyerhaeuser Co.	546,584	19,627,831
WP Carey, Inc.	77,370	5,272,766
		458,465,890
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	214,027	8,415,542
Howard Hughes Corp. (a)	24,999	3,190,622
Jones Lang LaSalle, Inc.	32,598	4,221,115
Realogy Holdings Corp.	97,339	3,146,970
		18,974,249

TOTAL REAL ESTATE		477,440,139

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. (b)	706,374	13,414,042
Zayo Group Holdings, Inc. (a)	135,629	4,890,782
		18,304,824
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	69,011	2,011,671
U.S. Cellular Corp. (a)	9,807	358,838
		2,370,509

TOTAL TELECOMMUNICATION SERVICES		20,675,333

UTILITIES - 6.2%
Electric Utilities - 2.5%
Alliant Energy Corp.	167,584	7,249,684
Edison International	232,292	18,571,745
Entergy Corp.	131,437	11,337,756
Eversource Energy	231,527	14,502,851
FirstEnergy Corp.	324,388	10,688,585
Great Plains Energy, Inc.	158,736	5,211,303
Hawaiian Electric Industries, Inc.	79,295	2,891,096
OGE Energy Corp.	146,341	5,391,202
Pinnacle West Capital Corp.	81,393	7,138,980
PPL Corp.	500,925	18,814,743
Vistra Energy Corp.	174,400	3,390,336
Westar Energy, Inc.	103,854	5,554,112
Xcel Energy, Inc.	370,829	18,363,452
		129,105,845
Gas Utilities - 0.3%
Atmos Energy Corp.	75,424	6,579,990
National Fuel Gas Co.	59,769	3,469,590
UGI Corp.	127,153	6,085,543
		16,135,123
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	264,592	3,953,004
NRG Energy, Inc.	218,251	5,456,275
The AES Corp.	488,038	5,187,844
		14,597,123
Multi-Utilities - 2.8%
Ameren Corp.	176,775	10,958,282
Avangrid, Inc. (b)	41,273	2,135,052
CenterPoint Energy, Inc.	314,506	9,303,087
CMS Energy Corp.	205,251	9,927,991
Consolidated Edison, Inc.	223,979	19,273,393
DTE Energy Co.	131,086	14,479,760
MDU Resources Group, Inc.	140,348	3,838,518
NiSource, Inc.	239,473	6,314,903
Public Service Enterprise Group, Inc.	370,556	18,231,355
SCANA Corp.	96,920	4,181,129
Sempra Energy	183,839	21,601,083
Vectren Corp.	60,144	4,098,212
WEC Energy Group, Inc.	231,147	15,576,996
		139,919,761
Water Utilities - 0.3%
American Water Works Co., Inc.	130,267	11,432,232
Aqua America, Inc.	128,492	4,558,896
		15,991,128

TOTAL UTILITIES		315,748,980

TOTAL COMMON STOCKS
(Cost $4,394,372,833)		5,033,448,832
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.18% 1/11/18 to 6/21/18 (c)
(Cost $1,990,378)	2,000,000	1,989,572
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.10% (d)	26,836,190	$26,841,557
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	386,560,035	386,598,691
TOTAL MONEY MARKET FUNDS
(Cost $413,422,842)		413,440,248
TOTAL INVESTMENT IN SECURITIES - 107.6%
(Cost $4,809,786,053)		5,448,878,652
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(386,104,777)
NET ASSETS - 100%		$5,062,773,875

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	159	Dec. 2017	$29,159,010	$868,073	$868,073

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,001,663.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$225,656
Fidelity Securities Lending Cash Central Fund	439,351
Total	$665,007

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$701,878,833	$701,878,833	$--	$--
Consumer Staples	193,825,751	193,825,751	--	--
Energy	278,870,665	278,870,665	--	--
Financials	727,518,882	727,518,882	--	--
Health Care	496,031,303	496,031,303	--	--
Industrials	700,261,899	700,261,899	--	--
Information Technology	823,126,374	823,126,374	--	--
Materials	298,070,673	298,070,673	--	--
Real Estate	477,440,139	477,440,139	--	--
Telecommunication Services	20,675,333	20,675,333	--	--
Utilities	315,748,980	315,748,980	--	--
U.S. Government and Government Agency Obligations	1,989,572	--	1,989,572	--
Money Market Funds	413,440,248	413,440,248	--	--
Total Investments in Securities:	$5,448,878,652	$5,446,889,080	$1,989,572	$--
Derivative Instruments:
Assets
Futures Contracts	$868,073	$868,073	$--	$--
Total Assets	$868,073	$868,073	$--	$--
Total Derivative Instruments:	$868,073	$868,073	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$868,073	$0
Total Equity Risk	868,073	0
Total Value of Derivatives	$868,073	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $378,225,385) — See accompanying schedule: Unaffiliated issuers (cost $4,396,363,211)	$5,035,438,404
Fidelity Central Funds (cost $413,422,842)	413,440,248
Total Investment in Securities (cost $4,809,786,053)		$5,448,878,652
Receivable for fund shares sold		6,251,848
Dividends receivable		2,032,621
Distributions receivable from Fidelity Central Funds		112,712
Receivable for daily variation margin on futures contracts		149,240
Total assets		5,457,425,073
Liabilities
Payable for fund shares redeemed	$7,862,117
Accrued management fee	144,171
Payable for daily variation margin on futures contracts	1,185
Other affiliated payables	51,729
Collateral on securities loaned	386,591,996
Total liabilities		394,651,198
Net Assets		$5,062,773,875
Net Assets consist of:
Paid in capital		$4,365,705,875
Undistributed net investment income		35,564,476
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,542,852
Net unrealized appreciation (depreciation) on investments		639,960,672
Net Assets		$5,062,773,875
Investor Class:
Net Asset Value, offering price and redemption price per share ($67,637,970 ÷ 3,305,156 shares)		$20.46
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,136,981,738 ÷ 153,061,853 shares)		$20.49
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,350,512,401 ÷ 65,881,176 shares)		$20.50
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($507,641,766 ÷ 24,765,628 shares)		$20.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$36,239,095
Interest		4,687
Income from Fidelity Central Funds (including $439,351 from security lending)		665,007
Total income		36,908,789
Expenses
Management fee	$791,966
Transfer agent fees	427,023
Independent trustees' fees and expenses	7,299
Miscellaneous	5,924
Total expenses before reductions	1,232,212
Expense reductions	(323)	1,231,889
Net investment income (loss)		35,676,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,801,038
Fidelity Central Funds	1,598
Foreign currency transactions	275
Futures contracts	244,600
Total net realized gain (loss)		54,047,511
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	216,647,387
Fidelity Central Funds	(645)
Futures contracts	617,523
Total change in net unrealized appreciation (depreciation)		217,264,265
Net gain (loss)		271,311,776
Net increase (decrease) in net assets resulting from operations		$306,988,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,676,900	$41,317,811
Net realized gain (loss)	54,047,511	10,731,670
Change in net unrealized appreciation (depreciation)	217,264,265	326,410,024
Net increase (decrease) in net assets resulting from operations	306,988,676	378,459,505
Distributions to shareholders from net investment income	(14,307,048)	(31,858,285)
Distributions to shareholders from net realized gain	(10,462,392)	(21,673,727)
Total distributions	(24,769,440)	(53,532,012)
Share transactions - net increase (decrease)	1,139,946,538	1,737,408,713
Redemption fees	–	48,069
Total increase (decrease) in net assets	1,422,165,774	2,062,384,275
Net Assets
Beginning of period	3,640,608,101	1,578,223,826
End of period	$5,062,773,875	$3,640,608,101
Other Information
Undistributed net investment income end of period	$35,564,476	$14,194,624

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.22	$16.84	$17.95	$16.26	$13.66	$11.68
Income from Investment Operations
Net investment income (loss)A	.15	.27	.27	.23	.20	.18
Net realized and unrealized gain (loss)	1.21	2.49	(.71)	1.88	2.65	1.99
Total from investment operations	1.36	2.76	(.44)	2.11	2.85	2.17
Distributions from net investment income	(.06)	(.22)	(.21)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.12)B	(.38)	(.67)	(.42)C	(.25)D	(.19)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$20.46	$19.22	$16.84	$17.95	$16.26	$13.66
Total ReturnF,G	7.08%	16.54%	(2.31)%	13.08%	20.99%	18.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.18%J	.21%	.33%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.18%J	.20%	.22%	.22%	.22%	.25%
Expenses net of all reductions	.18%J	.20%	.22%	.22%	.22%	.25%
Net investment income (loss)	1.56%J	1.52%	1.58%	1.31%	1.35%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$67,638	$64,902	$50,008	$35,791	$15,099	$5,140
Portfolio turnover rateK	12%J	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.24	$16.87	$17.98	$16.28	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)A	.17	.30	.29	.25	.23	.21
Net realized and unrealized gain (loss)	1.21	2.47	(.71)	1.89	2.64	1.98
Total from investment operations	1.38	2.77	(.42)	2.14	2.87	2.19
Distributions from net investment income	(.07)	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.13)B	(.40)	(.69)	(.44)C	(.27)	(.20)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$20.49	$19.24	$16.87	$17.98	$16.28	$13.68
Total ReturnE,F	7.18%	16.60%	(2.17)%	13.28%	21.14%	19.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.09%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%I	.07%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.06%I	.07%	.08%	.08%	.08%	.09%
Net investment income (loss)	1.68%I	1.64%	1.72%	1.45%	1.49%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$3,136,982	$2,642,107	$1,249,498	$986,564	$519,385	$198,767
Portfolio turnover rateJ	12%I	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.17	.30	.29	.26	.23	.21
Net realized and unrealized gain (loss)	1.21	2.48	(.70)	1.88	2.65	1.98
Total from investment operations	1.38	2.78	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.07)	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.13)B	(.40)	(.70)C	(.45)	(.27)	(.21)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$20.50	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnF,G	7.18%	16.68%	(2.15)%	13.24%	21.24%	19.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%J	.07%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.05%J	.06%	.06%	.06%	.06%	.07%
Expenses net of all reductions	.05%J	.06%	.06%	.06%	.06%	.07%
Net investment income (loss)	1.69%J	1.66%	1.74%	1.47%	1.51%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,350,512	$742,199	$271,119	$268,052	$88,657	$42,952
Portfolio turnover rateK	12%J	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.17	.31	.31	.26	.23	.22
Net realized and unrealized gain (loss)	1.21	2.48	(.72)	1.88	2.65	1.97
Total from investment operations	1.38	2.79	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.07)	(.25)	(.24)	(.22)	(.16)	(.17)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.13)B	(.41)	(.70)	(.45)C	(.27)	(.21)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$20.50	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnE,F	7.19%	16.70%	(2.13)%	13.26%	21.26%	19.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.04%I	.05%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04%I	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.70%I	1.67%	1.76%	1.49%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$507,642	$191,401	$7,598	$25,167	$4,263	$996
Portfolio turnover rateJ	12%I	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exact Sciences Corp.	0.3	0.2
bluebird bio, Inc.	0.3	0.2
MKS Instruments, Inc.	0.3	0.2
Catalent, Inc.	0.3	0.2
Sterling Bancorp	0.3	0.2
MGIC Investment Corp.	0.3	0.2
GrubHub, Inc.	0.3	0.2
Curtiss-Wright Corp.	0.3	0.2
Swift Transporation Co.	0.3	0.1
Monolithic Power Systems, Inc.	0.2	0.2
	2.9

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	19.2
Information Technology	17.2	17.3
Industrials	15.1	14.3
Health Care	14.5	12.9
Consumer Discretionary	11.8	12.2
Real Estate	7.1	7.8
Materials	4.4	4.9
Utilities	3.7	3.7
Energy	3.5	3.0
Consumer Staples	2.6	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.6%

As of April 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Fidelity® Small Cap Index Fund

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	158,953	$2,827,774
Cooper Tire & Rubber Co. (b)	100,878	3,308,798
Cooper-Standard Holding, Inc. (a)	33,347	3,717,524
Dana Holding Corp.	276,801	8,439,662
Dorman Products, Inc. (a)	52,067	3,598,350
Fox Factory Holding Corp. (a)	66,604	2,834,000
Gentherm, Inc. (a)	69,732	2,336,022
Hertz Global Holdings, Inc. (a)(b)	104,032	2,587,276
Horizon Global Corp. (a)	47,243	766,754
LCI Industries	46,059	5,702,104
Modine Manufacturing Co. (a)	94,116	1,981,142
Motorcar Parts of America, Inc. (a)	35,752	1,033,590
Shiloh Industries, Inc. (a)	26,842	249,094
Standard Motor Products, Inc.	40,943	1,787,981
Stoneridge, Inc. (a)	51,374	1,168,245
Superior Industries International, Inc.	46,805	727,818
Tenneco, Inc.	101,425	5,893,807
Tower International, Inc.	37,905	1,152,312
VOXX International Corp. (a)	37,520	251,384
		50,363,637
Automobiles - 0.1%
REV Group, Inc.	43,289	1,116,856
Winnebago Industries, Inc.	59,966	2,947,329
		4,064,185
Distributors - 0.1%
Core-Mark Holding Co., Inc.	86,846	2,957,975
Weyco Group, Inc.	11,861	322,501
		3,280,476
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	29,905	598,100
Ascent Capital Group, Inc. (a)	21,282	239,423
Bridgepoint Education, Inc. (a)	34,997	338,771
Cambium Learning Group, Inc. (a)	25,161	153,985
Capella Education Co.	21,875	1,781,719
Career Education Corp. (a)	127,832	1,365,246
Carriage Services, Inc.	29,028	751,825
Chegg, Inc. (a)(b)	181,212	2,810,598
Collectors Universe, Inc.	14,730	364,715
DeVry, Inc. (b)	118,262	4,369,781
Grand Canyon Education, Inc. (a)	89,244	7,988,230
Houghton Mifflin Harcourt Co. (a)	197,041	1,950,706
K12, Inc. (a)	65,181	1,057,236
Laureate Education, Inc. Class A	68,110	910,631
Liberty Tax, Inc.	12,446	162,420
Regis Corp. (a)	68,112	1,016,912
Sotheby's Class A (Ltd. vtg.) (a)	72,376	3,750,524
Strayer Education, Inc. (b)	20,250	1,898,033
Weight Watchers International, Inc. (a)(b)	53,203	2,389,879
		33,898,734
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	169,417	2,227,834
Biglari Holdings, Inc. (a)	1,971	704,514
BJ's Restaurants, Inc.	40,302	1,277,573
Bloomin' Brands, Inc.	176,435	3,137,014
Bojangles', Inc. (a)	33,099	405,463
Boyd Gaming Corp.	157,912	4,615,768
Brinker International, Inc. (b)	93,791	2,881,260
Buffalo Wild Wings, Inc. (a)	29,461	3,482,290
Caesars Entertainment Corp. (a)(b)	259,696	3,363,063
Carrols Restaurant Group, Inc. (a)	65,512	737,010
Century Casinos, Inc. (a)	39,887	329,068
Churchill Downs, Inc.	25,635	5,346,179
Chuy's Holdings, Inc. (a)(b)	32,057	721,283
Cracker Barrel Old Country Store, Inc. (b)	36,540	5,704,990
Dave & Buster's Entertainment, Inc. (a)	78,928	3,804,330
Del Frisco's Restaurant Group, Inc. (a)	39,940	555,166
Del Taco Restaurants, Inc. (a)	63,162	801,526
Denny's Corp. (a)	124,511	1,627,359
DineEquity, Inc. (b)	32,703	1,556,990
Drive Shack, Inc.	117,475	428,784
El Pollo Loco Holdings, Inc. (a)(b)	38,568	443,532
Eldorado Resorts, Inc. (a)	87,725	2,254,533
Empire Resorts, Inc. (a)	6,343	141,449
Fiesta Restaurant Group, Inc. (a)(b)	49,538	819,854
Fogo de Chao, Inc. (a)	17,135	189,342
Golden Entertainment, Inc. (a)	20,033	534,480
Habit Restaurants, Inc. Class A (a)(b)	38,224	470,155
ILG, Inc.	202,377	6,004,526
Inspired Entertainment, Inc. (a)(b)	7,238	82,875
International Speedway Corp. Class A	46,872	1,820,977
J. Alexanders Holdings, Inc. (a)	25,138	263,949
Jack in the Box, Inc.	56,008	5,797,388
La Quinta Holdings, Inc. (a)	155,203	2,734,677
Lindblad Expeditions Holdings (a)	38,421	411,873
Marcus Corp.	35,361	960,051
Marriott Vacations Worldwide Corp.	41,720	5,491,186
Monarch Casino & Resort, Inc. (a)	20,490	914,059
Nathan's Famous, Inc. (a)	5,364	435,020
Noodles & Co. (a)(b)	21,193	92,190
Papa John's International, Inc.	51,835	3,527,372
Penn National Gaming, Inc. (a)	161,182	4,205,238
Pinnacle Entertainment, Inc. (a)	100,607	2,602,703
Planet Fitness, Inc.	164,502	4,382,333
Potbelly Corp. (a)	43,470	523,814
RCI Hospitality Holdings, Inc.	17,076	470,444
Red Lion Hotels Corp. (a)	32,326	284,469
Red Robin Gourmet Burgers, Inc. (a)(b)	24,469	1,673,680
Red Rock Resorts, Inc.	129,166	3,181,359
Ruby Tuesday, Inc. (a)	111,330	263,852
Ruth's Hospitality Group, Inc.	56,680	1,195,948
Scientific Games Corp. Class A (a)	101,185	4,816,406
SeaWorld Entertainment, Inc. (b)	130,638	1,499,724
Shake Shack, Inc. Class A (a)(b)	41,530	1,576,479
Sonic Corp. (b)	76,978	1,955,241
Speedway Motorsports, Inc.	22,238	443,648
Texas Roadhouse, Inc. Class A	127,217	6,362,122
The Cheesecake Factory, Inc. (b)	85,376	3,819,722
Wingstop, Inc. (b)	55,254	1,871,453
Zoe's Kitchen, Inc. (a)(b)	36,162	444,069
		118,669,656
Household Durables - 1.5%
AV Homes, Inc. (a)(b)	22,949	382,101
Bassett Furniture Industries, Inc.	19,288	748,374
Beazer Homes U.S.A., Inc. (a)	59,179	1,241,575
Cavco Industries, Inc. (a)	16,275	2,553,548
Century Communities, Inc. (a)	36,370	1,038,364
CSS Industries, Inc.	17,119	513,228
Ethan Allen Interiors, Inc.	47,360	1,408,960
Flexsteel Industries, Inc.	14,633	735,601
GoPro, Inc. Class A (a)(b)	203,313	2,120,555
Green Brick Partners, Inc. (a)	44,240	480,004
Hamilton Beach Brands Holding Co. Class B (a)	7,356	285,192
Helen of Troy Ltd. (a)	51,786	4,810,919
Hooker Furniture Corp.	21,568	1,022,323
Hovnanian Enterprises, Inc. Class A (a)	231,950	561,319
Installed Building Products, Inc. (a)	41,022	2,859,233
iRobot Corp. (a)(b)	50,302	3,379,791
KB Home	159,745	4,381,805
La-Z-Boy, Inc.	91,872	2,475,950
LGI Homes, Inc. (a)(b)	32,896	1,984,616
Libbey, Inc.	41,985	287,177
Lifetime Brands, Inc.	18,355	342,321
M.D.C. Holdings, Inc.	78,940	2,923,938
M/I Homes, Inc.	45,706	1,526,580
Meritage Homes Corp. (a)	73,145	3,562,162
New Home Co. LLC (a)	22,554	262,303
PICO Holdings, Inc.	42,663	806,331
Taylor Morrison Home Corp. (a)	135,451	3,271,142
TopBuild Corp. (a)	70,236	4,634,874
TRI Pointe Homes, Inc. (a)	285,483	5,050,194
Universal Electronics, Inc. (a)	26,941	1,616,460
William Lyon Homes, Inc. (a)(b)	45,501	1,262,653
Zagg, Inc. (a)	51,683	808,839
		59,338,432
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	49,120	461,728
Duluth Holdings, Inc. (a)(b)	18,044	372,789
FTD Companies, Inc. (a)	31,695	342,306
Gaia, Inc. Class A (a)	16,583	201,483
Groupon, Inc. (a)(b)	646,124	3,082,011
HSN, Inc.	61,447	2,316,552
Lands' End, Inc. (a)	24,952	271,977
Liberty TripAdvisor Holdings, Inc. (a)	138,673	1,497,668
NutriSystem, Inc.	56,466	2,820,477
Overstock.com, Inc. (a)(b)	31,923	1,465,266
PetMed Express, Inc.	37,594	1,329,324
Shutterfly, Inc. (a)(b)	63,927	2,729,683
		16,891,264
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	101,997	1,461,617
Callaway Golf Co.	177,592	2,562,653
Clarus Corp. (a)	38,739	282,795
Escalade, Inc.	19,158	236,601
Johnson Outdoors, Inc. Class A	9,155	688,548
Malibu Boats, Inc. Class A (a)	38,505	1,201,356
Marine Products Corp.	14,348	206,181
MCBC Holdings, Inc. (a)	34,757	794,893
Nautilus, Inc. (a)	57,883	752,479
Sturm, Ruger & Co., Inc. (b)	32,433	1,607,055
Vista Outdoor, Inc. (a)(b)	108,931	2,277,747
		12,071,925
Media - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	104,459	1,451,980
Beasley Broadcast Group, Inc. Class A	8,922	84,313
Central European Media Enterprises Ltd. Class A (a)(b)	156,108	718,097
Clear Channel Outdoor Holding, Inc. Class A	68,134	258,909
Daily Journal Corp. (a)(b)	2,057	477,430
E.W. Scripps Co. Class A (a)(b)	109,403	1,897,048
Entercom Communications Corp. Class A (b)	52,749	582,876
Entravision Communication Corp. Class A	124,899	649,475
Eros International PLC (a)(b)	47,786	585,379
Gannett Co., Inc.	216,467	1,883,263
Global Eagle Entertainment, Inc. (a)(b)	95,700	232,551
Gray Television, Inc. (a)	122,238	1,903,246
Hemisphere Media Group, Inc. (a)	29,491	359,790
IMAX Corp. (a)(b)	107,064	2,596,302
Liberty Media Corp.:
Liberty Braves Class A (a)	18,515	434,732
Liberty Braves Class C (a)	66,172	1,562,321
Loral Space & Communications Ltd. (a)	24,150	1,138,673
MDC Partners, Inc. Class A (a)	105,609	1,214,504
Meredith Corp. (b)	75,404	3,996,412
MSG Network, Inc. Class A (a)(b)	113,982	1,977,588
National CineMedia, Inc.	117,397	790,082
New Media Investment Group, Inc.	96,891	1,547,349
Nexstar Broadcasting Group, Inc. Class A	86,451	5,515,574
Reading International, Inc. Class A (a)	31,154	487,560
Saga Communications, Inc. Class A	6,951	304,106
Salem Communications Corp. Class A	21,447	137,261
Scholastic Corp.	53,670	1,982,570
Sinclair Broadcast Group, Inc. Class A (b)	137,427	4,356,436
The New York Times Co. Class A	238,744	4,560,010
Time, Inc.	190,246	2,206,854
Townsquare Media, Inc. (a)	16,264	169,796
tronc, Inc. (a)	36,579	540,821
World Wrestling Entertainment, Inc. Class A (b)	74,502	1,976,538
		48,579,846
Multiline Retail - 0.3%
Big Lots, Inc. (b)	84,428	4,332,001
Dillard's, Inc. Class A (b)	26,574	1,349,959
Fred's, Inc. Class A (b)	67,408	297,269
JC Penney Corp., Inc. (a)(b)	591,018	1,654,850
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	90,649	4,047,478
Sears Holdings Corp. (a)(b)	21,707	119,606
		11,801,163
Specialty Retail - 1.9%
Aaron's, Inc. Class A	120,510	4,434,768
Abercrombie & Fitch Co. Class A (b)	129,887	1,744,382
America's Car Mart, Inc. (a)	13,771	590,087
American Eagle Outfitters, Inc.	308,909	4,021,995
Armstrong Flooring, Inc. (a)	43,740	647,352
Asbury Automotive Group, Inc. (a)	35,194	2,160,912
Ascena Retail Group, Inc. (a)(b)	327,619	635,581
Barnes & Noble Education, Inc. (a)	72,359	394,357
Barnes & Noble, Inc. (b)	112,714	788,998
Big 5 Sporting Goods Corp. (b)	39,089	248,215
Boot Barn Holdings, Inc. (a)(b)	23,127	190,335
Build-A-Bear Workshop, Inc. (a)	25,674	200,257
Caleres, Inc.	79,809	2,181,180
Cars.com, Inc. (b)	136,824	3,259,148
Chico's FAS, Inc.	244,281	1,951,805
Citi Trends, Inc.	27,433	596,942
Conn's, Inc. (a)(b)	35,378	1,087,874
DSW, Inc. Class A (b)	124,858	2,391,031
Express, Inc. (a)	147,688	999,848
Finish Line, Inc. Class A	76,362	707,876
Five Below, Inc. (a)(b)	102,754	5,677,159
Francesca's Holdings Corp. (a)	70,550	456,459
Genesco, Inc. (a)	36,788	901,306
GNC Holdings, Inc. Class A (b)	128,041	875,800
Group 1 Automotive, Inc.	37,757	2,966,567
Guess?, Inc. (b)	113,602	1,841,488
Haverty Furniture Companies, Inc.	35,647	850,181
Hibbett Sports, Inc. (a)	39,248	502,374
Kirkland's, Inc. (a)	28,892	338,036
Lithia Motors, Inc. Class A (sub. vtg.)	44,803	5,070,804
Lumber Liquidators Holdings, Inc. (a)(b)	53,588	1,649,439
MarineMax, Inc. (a)	47,737	885,521
Monro, Inc. (b)	60,532	2,987,254
Office Depot, Inc.	974,689	3,021,536
Party City Holdco, Inc. (a)(b)	53,243	593,659
Pier 1 Imports, Inc.	156,010	649,002
Rent-A-Center, Inc. (b)	82,229	817,356
RH (a)(b)	38,206	3,435,484
Select Comfort Corp. (a)(b)	77,144	2,507,180
Shoe Carnival, Inc.	22,059	414,047
Sonic Automotive, Inc. Class A (sub. vtg.)	48,956	971,777
Sportsman's Warehouse Holdings, Inc. (a)(b)	68,189	279,575
Tailored Brands, Inc. (b)	93,231	1,440,419
The Buckle, Inc. (b)	54,305	893,317
The Cato Corp. Class A (sub. vtg.)	44,532	572,682
The Children's Place Retail Stores, Inc. (b)	32,837	3,572,666
The Container Store Group, Inc. (a)(b)	29,179	105,336
Tile Shop Holdings, Inc.	75,562	646,055
Tilly's, Inc.	24,404	290,652
Vitamin Shoppe, Inc. (a)	38,812	178,535
Winmark Corp.	4,503	588,767
Zumiez, Inc. (a)(b)	35,586	628,093
		75,841,469
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	17,270	420,697
Columbia Sportswear Co.	55,547	3,465,022
Crocs, Inc. (a)	141,247	1,440,719
Culp, Inc.	20,609	653,305
Deckers Outdoor Corp. (a)	60,125	4,102,930
Delta Apparel, Inc. (a)	12,909	270,185
Emerald Expositions Events, Inc. (b)	29,378	684,214
Fossil Group, Inc. (a)(b)	84,661	667,129
G-III Apparel Group Ltd. (a)(b)	82,404	2,088,117
Iconix Brand Group, Inc. (a)(b)	95,014	155,823
J.Jill, Inc.	21,393	109,318
Movado Group, Inc.	29,308	811,832
Oxford Industries, Inc.	31,314	2,022,884
Perry Ellis International, Inc. (a)	24,743	576,264
PetIQ, Inc. Class A	13,623	327,769
Ranger Energy Services, Inc. Class A	11,972	138,875
Sequential Brands Group, Inc. (a)(b)	72,549	188,627
Steven Madden Ltd. (a)	112,281	4,378,959
Superior Uniform Group, Inc.	16,151	379,064
TPG RE Finance Trust, Inc.	20,834	406,680
Unifi, Inc. (a)	29,019	1,104,173
Vera Bradley, Inc. (a)	39,684	285,725
Wolverine World Wide, Inc.	179,359	4,896,501
		29,574,812

TOTAL CONSUMER DISCRETIONARY		464,375,599

CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	16,307	2,903,461
Castle Brands, Inc. (a)(b)	166,733	198,412
Coca-Cola Bottling Co. Consolidated	8,949	2,018,536
Craft Brew Alliance, Inc. (a)	24,159	440,902
MGP Ingredients, Inc. (b)	24,442	1,661,078
National Beverage Corp. (b)	22,332	2,186,303
Primo Water Corp. (a)(b)	48,011	528,601
		9,937,293
Food & Staples Retailing - 0.5%
Andersons, Inc.	51,510	1,929,050
Chefs' Warehouse Holdings (a)(b)	37,266	743,457
Ingles Markets, Inc. Class A	27,290	635,857
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	16,172	79,405
Performance Food Group Co. (a)	162,203	4,590,345
PriceSmart, Inc.	42,002	3,519,768
Smart & Final Stores, Inc. (a)(b)	43,035	258,210
SpartanNash Co.	71,842	1,763,721
SUPERVALU, Inc. (a)	73,221	1,192,770
United Natural Foods, Inc. (a)(b)	96,428	3,738,514
Village Super Market, Inc. Class A	15,920	381,921
Weis Markets, Inc.	18,439	715,986
		19,549,004
Food Products - 1.3%
Alico, Inc.	5,654	186,017
Amplify Snack Brands, Inc. (a)(b)	62,127	396,992
B&G Foods, Inc. Class A (b)	124,916	3,972,329
Bob Evans Farms, Inc.	37,700	2,910,063
Cal-Maine Foods, Inc. (a)(b)	59,141	2,661,345
Calavo Growers, Inc. (b)	30,471	2,245,713
Darling International, Inc. (a)	312,344	5,700,278
Dean Foods Co.	173,002	1,686,770
Farmer Brothers Co. (a)	16,459	558,783
Fresh Del Monte Produce, Inc.	61,581	2,740,970
Freshpet, Inc. (a)(b)	46,348	720,711
Hostess Brands, Inc. Class A (a)(b)	152,124	1,753,990
J&J Snack Foods Corp.	28,621	3,811,459
John B. Sanfilippo & Son, Inc. (b)	16,377	963,786
Lancaster Colony Corp.	35,748	4,476,365
Landec Corp. (a)	51,067	676,638
Lifeway Foods, Inc. (a)	8,416	84,665
Limoneira Co.	23,029	537,727
Omega Protein Corp.	42,142	922,910
Sanderson Farms, Inc. (b)	38,340	5,734,514
Seneca Foods Corp. Class A (a)	13,186	474,696
Snyders-Lance, Inc.	163,672	6,158,977
Tootsie Roll Industries, Inc. (b)	31,978	1,138,417
		50,514,115
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	20,201	771,274
Central Garden & Pet Co. Class A (non-vtg.) (a)	67,032	2,474,151
HRG Group, Inc. (a)	225,937	3,664,698
Oil-Dri Corp. of America	9,407	395,188
Orchids Paper Products Co. (b)	17,029	209,116
WD-40 Co.	26,254	2,910,256
		10,424,683
Personal Products - 0.1%
elf Beauty, Inc. (a)(b)	39,444	835,818
Inter Parfums, Inc.	32,994	1,527,622
MediFast, Inc.	20,035	1,250,184
Natural Health Trends Corp. (b)	13,761	265,037
Nature's Sunshine Products, Inc.	20,018	198,178
Revlon, Inc. (a)(b)	22,672	510,120
USANA Health Sciences, Inc. (a)	22,045	1,448,357
		6,035,316
Tobacco - 0.2%
Turning Point Brands, Inc. (a)	9,641	168,718
Universal Corp.	46,963	2,693,328
Vector Group Ltd.	186,780	3,881,288
		6,743,334

TOTAL CONSUMER STAPLES		103,203,745

ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Archrock, Inc.	132,958	1,595,496
Basic Energy Services, Inc. (a)	33,432	630,528
Bristow Group, Inc. (b)	62,071	585,950
C&J Energy Services, Inc.	88,270	2,514,812
Carbo Ceramics, Inc. (a)(b)	43,037	356,346
Diamond Offshore Drilling, Inc. (a)(b)	122,694	2,052,671
Dril-Quip, Inc. (a)(b)	71,859	3,025,264
Ensco PLC Class A (b)	812,653	4,380,200
Era Group, Inc. (a)	38,304	412,151
Exterran Corp. (a)	61,184	1,974,408
Fairmount Santrol Holidings, Inc. (a)(b)	295,829	1,275,023
Forum Energy Technologies, Inc. (a)(b)	131,588	1,894,867
Frank's International NV (b)	94,744	626,258
Geospace Technologies Corp. (a)	26,000	390,520
Gulf Island Fabrication, Inc.	26,357	346,595
Helix Energy Solutions Group, Inc. (a)	266,751	1,819,242
Independence Contract Drilling, Inc. (a)	62,532	202,604
Key Energy Services, Inc. (b)	19,345	205,831
Mammoth Energy Services, Inc. (b)	15,171	299,324
Matrix Service Co. (a)	50,822	716,590
McDermott International, Inc. (a)	538,673	3,566,015
Natural Gas Services Group, Inc. (a)	23,571	655,274
NCS Multistage Holdings, Inc.	19,937	434,228
Newpark Resources, Inc. (a)	160,174	1,401,523
Noble Corp. (a)(b)	464,309	1,931,525
Oil States International, Inc. (a)	96,777	2,230,710
Parker Drilling Co. (a)	252,986	265,635
PHI, Inc. (non-vtg.) (a)	21,869	255,649
Pioneer Energy Services Corp. (a)	143,051	271,797
RigNet, Inc. (a)	24,749	431,870
Rowan Companies PLC (a)(b)	221,849	3,179,096
SEACOR Holdings, Inc. (a)	30,817	1,454,562
Smart Sand, Inc. (b)	41,342	297,249
Solaris Oilfield Infrastructure, Inc. Class A (b)	19,569	312,321
Superior Energy Services, Inc. (a)(b)	289,724	2,555,366
Tesco Corp. (a)	88,246	339,747
TETRA Technologies, Inc. (a)	220,437	626,041
U.S. Silica Holdings, Inc. (b)	155,298	4,738,142
Unit Corp. (a)	98,790	1,849,349
Willbros Group, Inc. (a)	82,429	252,233
		52,353,012
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	287,980	613,397
Adams Resources & Energy, Inc.	3,977	170,772
Approach Resources, Inc. (a)(b)	81,117	189,003
Arch Coal, Inc. (b)	40,474	3,093,023
Ardmore Shipping Corp. (a)(b)	52,650	436,995
Bill Barrett Corp. (a)	145,227	715,969
Bonanza Creek Energy, Inc.	38,615	1,306,345
California Resources Corp. (a)(b)	80,946	892,834
Callon Petroleum Co. (a)(b)	383,557	4,253,647
Carrizo Oil & Gas, Inc. (a)(b)	147,040	2,601,138
Clean Energy Fuels Corp. (a)	258,277	606,951
Cloud Peak Energy, Inc. (a)	139,803	594,163
Contango Oil & Gas Co. (a)	42,900	171,171
CVR Energy, Inc. (b)	30,101	826,272
Delek U.S. Holdings, Inc.	148,118	3,858,474
Denbury Resources, Inc. (a)(b)	761,750	936,953
DHT Holdings, Inc.	164,814	649,367
Dorian Lpg Ltd. (a)(b)	35,701	255,262
Earthstone Energy, Inc. (a)	36,671	295,202
Eclipse Resources Corp. (a)	166,149	368,851
Energy XXI Gulf Coast, Inc.	56,122	479,843
EP Energy Corp. (a)(b)	72,478	195,691
Evolution Petroleum Corp.	49,733	368,024
EXCO Resources, Inc. (a)	2	3
Frontline Ltd. (NY Shares) (b)	147,756	899,834
GasLog Ltd. (b)	78,333	1,351,244
Gastar Exploration, Inc. (a)(b)	326,892	268,051
Gener8 Maritime, Inc. (a)	88,389	407,473
Golar LNG Ltd. (b)	182,852	3,863,663
Green Plains, Inc. (b)	75,011	1,380,202
Halcon Resources Corp. (a)	246,490	1,621,904
Hallador Energy Co.	29,425	152,422
International Seaways, Inc.	56,059	1,129,028
Isramco, Inc. (a)	1,305	148,248
Jagged Peak Energy, Inc. (b)	109,847	1,525,775
Jones Energy, Inc. (b)	90,636	116,014
Lilis Energy, Inc. (a)(b)	80,081	398,803
Matador Resources Co. (a)(b)	170,776	4,534,103
Midstates Petroleum Co., Inc.	21,201	323,315
NACCO Industries, Inc. Class A	7,692	319,987
Navios Maritime Acquisition Corp.	154,512	193,140
Nordic American Tanker Shipping Ltd. (b)	191,736	851,308
Oasis Petroleum, Inc. (a)	447,711	4,230,869
Overseas Shipholding Group, Inc. (a)	85,772	203,280
Pacific Ethanol, Inc. (a)	81,832	392,794
Panhandle Royalty Co. Class A	29,964	723,631
Par Pacific Holdings, Inc. (a)	60,419	1,268,195
PDC Energy, Inc. (a)	125,718	6,402,818
Peabody Energy Corp.	118,004	3,645,144
Penn Virginia Corp.	27,319	1,064,621
Ramaco Resources, Inc. (b)	11,224	65,773
Renewable Energy Group, Inc. (a)(b)	72,958	882,792
Resolute Energy Corp. (a)(b)	41,433	1,244,233
Rex American Resources Corp. (a)(b)	11,115	980,121
Ring Energy, Inc. (a)	95,101	1,218,244
Sanchez Energy Corp. (a)(b)	136,174	589,633
SandRidge Energy, Inc. (a)	67,128	1,259,993
Scorpio Tankers, Inc. (b)	404,161	1,438,813
SemGroup Corp. Class A (b)	126,443	3,293,840
Ship Finance International Ltd. (NY Shares) (b)	114,012	1,698,779
SilverBow Resources, Inc. (a)	13,105	294,731
Src Energy, Inc. (a)	382,353	3,647,648
Stone Energy Corp.	37,143	1,092,747
Teekay Corp. (b)	103,235	836,204
Teekay Tankers Ltd. (b)	226,832	335,711
Tellurian, Inc. (a)(b)	109,691	1,181,372
Ultra Petroleum Corp. (b)	370,969	2,945,494
Uranium Energy Corp. (a)(b)	255,496	270,826
W&T Offshore, Inc. (a)	176,902	553,703
Warrior Metropolitan Coal, Inc.	32,075	834,592
Westmoreland Coal Co. (a)	33,996	58,983
WildHorse Resource Development Corp. (b)	41,191	535,895
		86,555,343

TOTAL ENERGY		138,908,355

FINANCIALS - 18.4%
Banks - 10.4%
1st Source Corp.	30,803	1,580,502
Access National Corp.	28,380	825,858
ACNB Corp.	10,979	306,314
Allegiance Bancshares, Inc. (a)	22,025	863,380
American National Bankshares, Inc.	15,465	605,455
Ameris Bancorp	69,104	3,310,082
Ames National Corp.	16,111	480,108
Arrow Financial Corp.	22,590	797,427
Atlantic Capital Bancshares, Inc. (a)	40,241	661,964
Banc of California, Inc. (b)	82,603	1,738,793
BancFirst Corp.	31,845	1,740,329
Banco Latinoamericano de Comercio Exterior SA Series E	57,519	1,612,258
Bancorp, Inc., Delaware (a)	92,902	781,306
BancorpSouth, Inc.	163,114	5,154,402
Bank of Commerce Holdings	29,846	358,152
Bank of Marin Bancorp	11,534	781,429
Bankwell Financial Group, Inc.	11,454	419,216
Banner Corp.	62,540	3,584,793
Bar Harbor Bankshares	28,674	866,815
BCB Bancorp, Inc.	17,762	249,556
Berkshire Hills Bancorp, Inc.	75,847	2,904,940
Blue Hills Bancorp, Inc.	45,581	989,108
Boston Private Financial Holdings, Inc.	159,608	2,537,767
Bridge Bancorp, Inc.	35,967	1,276,829
Brookline Bancorp, Inc., Delaware	142,702	2,197,611
Bryn Mawr Bank Corp.	32,154	1,409,953
Byline Bancorp, Inc.	12,564	251,908
C & F Financial Corp.	6,139	356,062
California First National Bancorp	2,628	40,471
Camden National Corp.	29,181	1,259,744
Capital Bank Financial Corp. Series A	55,213	2,241,648
Capital City Bank Group, Inc.	21,385	527,354
Capstar Financial Holdings, Inc. (a)	16,230	327,684
Carolina Financial Corp. (b)	27,372	1,008,658
Cathay General Bancorp	144,572	6,043,110
Centerstate Banks of Florida, Inc.	102,541	2,731,692
Central Pacific Financial Corp.	56,206	1,749,131
Central Valley Community Bancorp	19,128	386,386
Century Bancorp, Inc. Class A (non-vtg.)	5,570	473,172
Chemical Financial Corp.	134,758	7,100,399
Chemung Financial Corp.	5,975	282,259
Citizens & Northern Corp.	22,386	546,890
City Holding Co.	29,089	2,050,484
Civista Bancshares, Inc. (b)	18,881	426,144
CNB Financial Corp., Pennsylvania	28,168	809,830
CoBiz, Inc.	72,053	1,472,763
Codorus Valley Bancorp, Inc.	16,098	509,341
Columbia Banking Systems, Inc.	110,540	4,809,595
Commerce Union Bancshares, Inc.	13,196	318,815
Community Bank System, Inc.	93,162	5,150,927
Community Bankers Trust Corp. (a)	40,286	348,474
Community Financial Corp. (b)	7,391	267,628
Community Trust Bancorp, Inc.	29,293	1,414,852
ConnectOne Bancorp, Inc.	57,848	1,553,219
County Bancorp, Inc.	8,764	286,232
Customers Bancorp, Inc. (a)	53,609	1,465,670
CVB Financial Corp.	196,840	4,696,602
DNB Financial Corp.	5,738	193,371
Eagle Bancorp, Inc. (a)	59,852	3,989,136
Enterprise Bancorp, Inc.	17,679	638,212
Enterprise Financial Services Corp.	42,865	1,868,914
Equity Bancshares, Inc. (a)	20,423	696,220
Evans Bancorp, Inc.	8,813	383,806
Farmers & Merchants Bancorp, Inc. (b)	16,862	624,231
Farmers Capital Bank Corp.	14,041	584,106
Farmers National Banc Corp.	48,868	708,586
FCB Financial Holdings, Inc. Class A (a)	66,789	3,119,046
Fidelity Southern Corp.	41,154	902,507
Financial Institutions, Inc.	27,424	899,507
First Bancorp, North Carolina	53,632	1,968,294
First Bancorp, Puerto Rico (a)	364,815	1,878,797
First Bancshares, Inc. (b)	15,860	505,934
First Busey Corp.	72,400	2,253,088
First Business Finance Services, Inc.	14,953	332,405
First Citizen Bancshares, Inc.	14,084	5,704,020
First Commonwealth Financial Corp.	184,101	2,680,511
First Community Bancshares, Inc.	31,335	935,976
First Connecticut Bancorp, Inc.	26,921	710,714
First Financial Bancorp, Ohio	116,646	3,184,436
First Financial Bankshares, Inc. (b)	120,728	5,511,233
First Financial Corp., Indiana	20,186	958,835
First Financial Northwest, Inc.	15,109	251,263
First Foundation, Inc. (a)	55,944	1,035,523
First Guaranty Bancshares, Inc. (b)	7,345	195,965
First Internet Bancorp	11,556	435,661
First Interstate Bancsystem, Inc.	49,672	1,952,110
First Merchants Corp.	77,786	3,344,798
First Mid-Illinois Bancshares, Inc.	19,159	739,537
First Midwest Bancorp, Inc., Delaware	193,526	4,468,515
First Northwest Bancorp (a)	18,256	308,892
First of Long Island Corp.	44,074	1,390,535
Flushing Financial Corp.	53,284	1,597,454
FNB Bancorp California	10,066	347,780
Franklin Financial Network, Inc. (a)	22,550	773,465
Fulton Financial Corp.	325,038	5,915,692
German American Bancorp, Inc.	40,639	1,462,191
Glacier Bancorp, Inc.	148,640	5,642,374
Great Southern Bancorp, Inc.	20,836	1,119,935
Great Western Bancorp, Inc.	112,604	4,570,596
Green Bancorp, Inc. (a)	40,381	894,439
Guaranty Bancorp	44,893	1,277,206
Guaranty Bancshares, Inc. Texas	3,776	108,296
Hancock Holding Co.	160,271	7,813,211
Hanmi Financial Corp.	60,345	1,855,609
HarborOne Bancorp, Inc. (a)	25,339	494,364
Heartland Financial U.S.A., Inc.	46,853	2,307,510
Heritage Commerce Corp.	68,892	1,059,559
Heritage Financial Corp., Washington	56,011	1,708,336
Hilltop Holdings, Inc.	139,429	3,284,947
Home Bancshares, Inc.	299,508	6,732,940
HomeTrust Bancshares, Inc. (a)	31,692	831,915
Hope Bancorp, Inc.	246,914	4,555,563
Horizon Bancorp Industries	43,557	1,198,689
Howard Bancorp, Inc. (a)	16,763	350,347
IBERIABANK Corp.	96,164	7,092,095
Independent Bank Corp.	38,834	873,765
Independent Bank Corp., Massachusetts	50,764	3,660,084
Independent Bank Group, Inc.	33,640	2,115,956
International Bancshares Corp.	103,928	4,219,477
Investar Holding Corp.	15,636	362,755
Investors Bancorp, Inc.	493,029	6,779,149
Lakeland Bancorp, Inc.	86,199	1,771,389
Lakeland Financial Corp.	46,210	2,231,019
LCNB Corp.	16,709	340,864
LegacyTexas Financial Group, Inc.	89,762	3,580,606
Live Oak Bancshares, Inc.	43,625	1,033,913
Macatawa Bank Corp.	49,237	494,339
MainSource Financial Group, Inc.	46,999	1,771,392
MB Financial, Inc.	153,970	7,073,382
MBT Financial Corp.	33,231	350,587
Mercantile Bank Corp.	30,527	1,102,025
Middlefield Banc Corp.	4,853	221,054
Midland States Bancorp, Inc.	29,550	958,898
Midsouth Bancorp, Inc.	27,373	358,586
MidWestOne Financial Group, Inc.	21,022	740,185
MutualFirst Financial, Inc.	11,685	452,210
National Bank Holdings Corp.	47,536	1,560,132
National Bankshares, Inc. (b)	12,976	574,837
National Commerce Corp. (a)	21,614	880,771
NBT Bancorp, Inc.	81,597	3,112,110
Nicolet Bankshares, Inc. (a)	16,706	951,240
Northeast Bancorp	13,623	350,792
Northrim Bancorp, Inc.	12,990	422,175
Norwood Financial Corp.	11,631	347,418
OFG Bancorp	83,184	740,338
Ohio Valley Banc Corp. (b)	7,484	266,430
Old Line Bancshares, Inc.	16,634	501,515
Old National Bancorp, Indiana	254,485	4,631,627
Old Point Financial Corp.	6,623	214,453
Old Second Bancorp, Inc.	55,022	753,801
Opus Bank (a)	39,592	1,025,433
Orrstown Financial Services, Inc.	14,066	358,683
Pacific Continental Corp.	41,126	1,151,528
Pacific Mercantile Bancorp (a)	28,364	265,203
Pacific Premier Bancorp, Inc. (a)	74,442	3,007,457
Park National Corp.	25,521	2,801,951
Park Sterling Corp.	98,768	1,241,514
Parke Bancorp, Inc. (b)	10,574	227,870
PCSB Financial Corp.	34,193	640,093
Peapack-Gladstone Financial Corp.	32,278	1,119,724
Penns Woods Bancorp, Inc.	9,024	436,942
People's Utah Bancorp	25,989	808,258
Peoples Bancorp of North Carolina (b)	7,947	270,913
Peoples Bancorp, Inc.	31,466	1,042,154
Peoples Financial Services Corp.	12,946	586,972
Preferred Bank, Los Angeles	24,660	1,522,262
Premier Financial Bancorp, Inc.	17,866	369,826
QCR Holdings, Inc.	23,033	1,099,826
Renasant Corp.	81,936	3,392,150
Republic Bancorp, Inc., Kentucky Class A	18,898	743,069
Republic First Bancorp, Inc. (a)(b)	91,870	849,798
S&T Bancorp, Inc.	65,725	2,687,495
Sandy Spring Bancorp, Inc.	45,081	1,821,723
Seacoast Banking Corp., Florida (a)	81,475	2,019,765
ServisFirst Bancshares, Inc.	88,102	3,613,063
Shore Bancshares, Inc.	23,937	394,003
Sierra Bancorp	23,444	620,328
Simmons First National Corp. Class A	72,008	4,154,862
SmartFinancial, Inc. (a)(b)	13,745	322,870
South State Corp.	54,841	4,938,432
Southern First Bancshares, Inc. (a)	12,343	475,823
Southern National Bancorp of Virginia, Inc.	41,358	675,376
Southside Bancshares, Inc.	53,091	1,879,952
State Bank Financial Corp.	71,914	2,079,034
Sterling Bancorp	405,556	10,159,178
Stock Yards Bancorp, Inc.	41,236	1,556,659
Summit Financial Group, Inc.	20,730	563,856
Sun Bancorp, Inc.	20,742	525,810
Sunshine Bancorp, Inc. (a)	13,978	326,386
Texas Capital Bancshares, Inc. (a)	94,754	8,153,582
The Bank of NT Butterfield & Son Ltd.	102,069	3,812,277
The First Bancorp, Inc.	19,562	610,530
Tompkins Financial Corp.	28,033	2,442,235
TowneBank	106,970	3,583,495
Trico Bancshares	39,120	1,620,350
TriState Capital Holdings, Inc. (a)	42,624	965,434
Triumph Bancorp, Inc. (a)	33,298	1,032,238
Trustmark Corp.	128,232	4,223,962
Two River Bancorp (b)	13,525	262,385
UMB Financial Corp.	85,957	6,320,418
Umpqua Holdings Corp.	420,995	8,613,558
Union Bankshares Corp.	81,874	2,825,472
Union Bankshares, Inc.	7,174	352,961
United Bankshares, Inc., West Virginia	190,114	6,834,598
United Community Bank, Inc.	134,524	3,688,648
United Security Bancshares, California	24,276	228,194
Unity Bancorp, Inc.	14,189	280,233
Univest Corp. of Pennsylvania	49,732	1,457,148
Valley National Bancorp	490,746	5,643,579
Veritex Holdings, Inc. (a)	30,524	804,613
Washington Trust Bancorp, Inc.	28,781	1,597,346
WashingtonFirst Bankshares, Inc.	18,949	662,078
WesBanco, Inc.	80,344	3,245,898
West Bancorp., Inc.	30,140	736,923
Westamerica Bancorp. (b)	48,607	2,830,386
Wintrust Financial Corp.	105,425	8,569,998
Xenith Bankshares, Inc. (a)	9,605	307,168
		406,571,910
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	43,247	496,043
Artisan Partners Asset Management, Inc.	84,688	2,913,267
Associated Capital Group, Inc.	9,564	354,824
B. Riley Financial, Inc.	40,026	666,433
Cohen & Steers, Inc.	40,518	1,762,128
Cowen Group, Inc. Class A (a)(b)	49,579	743,685
Diamond Hill Investment Group, Inc.	6,004	1,272,428
Evercore, Inc. Class A	74,390	5,958,639
Fifth Street Asset Management, Inc. Class A (b)	12,576	51,562
Financial Engines, Inc. (b)	111,218	4,014,970
Gain Capital Holdings, Inc.	67,971	501,626
GAMCO Investors, Inc. Class A	8,389	242,945
Greenhill & Co., Inc. (b)	52,350	958,005
Hamilton Lane, Inc. Class A (b)	27,070	744,154
Houlihan Lokey	47,505	1,977,633
INTL FCStone, Inc. (a)	28,918	1,200,386
Investment Technology Group, Inc.	62,180	1,459,365
Ladenburg Thalmann Financial Services, Inc.	195,775	599,072
Medley Management, Inc.	9,842	55,607
Moelis & Co. Class A	59,311	2,535,545
OM Asset Management Ltd.	143,266	2,189,104
Oppenheimer Holdings, Inc. Class A (non-vtg.)	18,595	404,441
Paragon Commercial Corp. (a)	8,189	471,441
Piper Jaffray Companies	27,462	2,007,472
PJT Partners, Inc.	34,280	1,323,208
Pzena Investment Management, Inc.	32,429	382,662
Rosehill Resources, Inc. (a)	4,769	46,355
Safeguard Scientifics, Inc. (a)	39,004	549,956
Silvercrest Asset Management Group Class A	13,343	217,491
Stifel Financial Corp.	126,558	6,711,371
Value Line, Inc.	1,916	34,277
Virtu Financial, Inc. Class A (b)	46,853	662,970
Virtus Investment Partners, Inc.	12,788	1,488,523
Waddell & Reed Financial, Inc. Class A (b)	154,521	2,887,997
Westwood Holdings Group, Inc.	15,639	1,014,971
Wins Finance Holdings, Inc. (a)(b)(c)	2,087	416,774
WisdomTree Investments, Inc.	219,401	2,433,157
		51,750,487
Consumer Finance - 0.6%
Elevate Credit, Inc.	26,307	205,984
Encore Capital Group, Inc. (a)(b)	45,670	2,121,372
Enova International, Inc. (a)	63,332	940,480
EZCORP, Inc. (non-vtg.) Class A (a)	94,696	970,634
First Cash Financial Services, Inc.	90,190	5,758,632
Green Dot Corp. Class A (a)	86,840	4,916,881
LendingClub Corp. (a)(b)	605,027	3,442,604
Nelnet, Inc. Class A	38,109	2,230,901
PRA Group, Inc. (a)(b)	87,542	2,442,422
Regional Management Corp. (a)	19,291	476,295
World Acceptance Corp. (a)(b)	11,282	987,175
		24,493,380
Diversified Financial Services - 0.4%
Acushnet Holdings Corp. (b)	44,059	813,770
Alteryx, Inc. (b)	16,734	378,021
At Home Group, Inc. (a)(b)	9,690	198,645
Camping World Holdings, Inc. (b)	57,524	2,417,158
Cotiviti Holdings, Inc. (a)	69,785	2,453,641
Donnelley Financial Solutions, Inc.	63,803	1,371,765
FB Financial Corp. (a)(b)	24,780	1,012,759
Granite Point Mortgage Trust, Inc. (b)	19,063	353,619
Marlin Business Services Corp.	16,467	360,627
NewStar Financial, Inc.	58,921	723,550
On Deck Capital, Inc. (a)	93,501	460,960
Quantenna Communications, Inc. (b)	39,880	617,741
Ra Pharmaceuticals, Inc.	22,918	301,143
RBB Bancorp	7,329	183,738
Tiptree, Inc.	46,960	312,284
Varex Imaging Corp. (b)	71,668	2,463,229
		14,422,650
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	86,743	1,412,176
American Equity Investment Life Holding Co.	164,614	4,857,759
Amerisafe, Inc.	36,468	2,359,480
AmTrust Financial Services, Inc.	162,384	2,039,543
Argo Group International Holdings, Ltd.	55,078	3,467,160
Atlas Financial Holdings, Inc. (a)	19,831	391,662
Baldwin & Lyons, Inc. Class B	17,594	403,782
Blue Capital Reinsurance Holdings Ltd.	10,651	141,126
Citizens, Inc. Class A (a)(b)	89,839	680,980
CNO Financial Group, Inc.	321,332	7,702,328
Crawford & Co. Class B	22,640	266,699
Donegal Group, Inc. Class A	16,469	282,279
eHealth, Inc. (a)	29,636	752,162
EMC Insurance Group	16,854	496,519
Employers Holdings, Inc.	60,408	2,881,462
Enstar Group Ltd. (a)	21,384	4,871,275
FBL Financial Group, Inc. Class A	18,977	1,467,871
Federated National Holding Co.	22,218	340,824
Fidelity & Guaranty Life (b)	21,756	676,612
FNFV Group (a)	117,441	2,025,857
Genworth Financial, Inc. Class A (a)	956,041	3,164,496
Global Indemnity Ltd.	15,658	657,166
Greenlight Capital Re, Ltd. (a)	57,136	1,259,849
Hallmark Financial Services, Inc. (a)	26,016	301,525
HCI Group, Inc. (b)	15,259	571,602
Health Insurance Innovations, Inc. (a)(b)	22,453	482,740
Heritage Insurance Holdings, Inc. (b)	49,176	788,783
Horace Mann Educators Corp.	77,744	3,405,187
Independence Holding Co.	11,662	316,623
Infinity Property & Casualty Corp.	20,470	1,931,345
Investors Title Co.	2,765	524,521
James River Group Holdings Ltd.	42,842	1,813,073
Kemper Corp.	75,360	4,830,576
Kingstone Companies, Inc.	17,129	277,490
Kinsale Capital Group, Inc.	27,619	1,198,112
Maiden Holdings Ltd.	135,445	1,117,421
MBIA, Inc. (a)(b)	238,409	1,728,465
National General Holdings Corp.	93,285	1,882,491
National Western Life Group, Inc.	4,303	1,538,667
Navigators Group, Inc.	39,102	2,267,916
NI Holdings, Inc.	19,589	350,447
Primerica, Inc.	86,667	7,670,030
RLI Corp. (b)	73,284	4,330,352
Safety Insurance Group, Inc.	27,840	2,288,448
Selective Insurance Group, Inc.	109,462	6,523,935
State Auto Financial Corp.	30,856	791,148
State National Companies, Inc.	56,122	1,179,684
Stewart Information Services Corp.	39,991	1,517,259
Third Point Reinsurance Ltd. (a)	146,107	2,439,987
Trupanion, Inc. (a)(b)	42,601	1,199,644
United Fire Group, Inc.	40,941	1,886,971
United Insurance Holdings Corp. (b)	38,991	613,718
Universal Insurance Holdings, Inc. (b)	60,219	1,436,223
WMI Holdings Corp. (a)	367,393	304,936
		100,108,386
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	51,722	972,891
American Capital Mortgage Investment Corp.	87,158	1,577,560
Anworth Mortgage Asset Corp.	181,354	1,013,769
Apollo Commercial Real Estate Finance, Inc. (b)	200,962	3,631,383
Ares Commercial Real Estate Corp.	52,557	682,190
Armour Residential REIT, Inc.	77,992	1,953,700
Capstead Mortgage Corp.	181,575	1,601,492
Cherry Hill Mortgage Investment Corp.	22,980	418,466
CYS Investments, Inc.	287,014	2,296,112
Dynex Capital, Inc.	91,508	640,556
Ellington Residential Mortgage REIT	16,607	222,202
Great Ajax Corp.	29,132	412,218
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	93,809	2,257,045
Invesco Mortgage Capital, Inc.	213,667	3,679,346
KKR Real Estate Finance Trust, Inc.	20,782	420,212
Ladder Capital Corp. Class A	144,754	1,945,494
New York Mortgage Trust, Inc. (b)	212,221	1,279,693
Orchid Island Capital, Inc. (b)	82,045	817,168
Owens Realty Mortgage, Inc.	18,272	328,165
PennyMac Mortgage Investment Trust	125,012	2,007,693
Redwood Trust, Inc.	145,607	2,287,486
Resource Capital Corp. (b)	58,057	595,665
Western Asset Mortgage Capital Corp. (b)	79,039	795,923
ZAIS Financial Corp.	33,982	531,818
		32,368,247
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	13,556	711,012
Thrifts & Mortgage Finance - 2.3%
Bank Mutual Corp.	80,857	855,063
BankFinancial Corp.	26,664	422,358
Bear State Financial, Inc.	39,787	408,215
Beneficial Bancorp, Inc.	132,363	2,183,990
BofI Holding, Inc. (a)(b)	113,975	3,065,928
BSB Bancorp, Inc. (a)	16,089	481,061
Capitol Federal Financial, Inc.	243,599	3,359,230
Charter Financial Corp.	23,798	456,208
Clifton Bancorp, Inc.	38,814	661,002
Dime Community Bancshares, Inc.	60,719	1,338,854
Entegra Financial Corp. (a)	11,892	324,057
ESSA Bancorp, Inc.	16,321	263,911
Essent Group Ltd. (a)	154,827	6,598,727
Farmer Mac Class C (non-vtg.)	16,848	1,250,796
First Defiance Financial Corp.	18,823	1,020,207
Flagstar Bancorp, Inc. (a)	40,609	1,517,558
Greene County Bancorp, Inc. (b)	5,558	166,184
Hingham Institution for Savings	2,431	473,316
Home Bancorp, Inc.	11,020	472,097
HomeStreet, Inc. (a)	46,548	1,352,219
Impac Mortgage Holdings, Inc. (a)(b)	18,439	241,551
Kearny Financial Corp.	161,691	2,433,450
Lendingtree, Inc. (a)(b)	12,107	3,245,281
Malvern Bancorp, Inc. (a)	12,041	325,107
Meridian Bancorp, Inc. Maryland	91,626	1,805,032
Meta Financial Group, Inc.	17,027	1,485,606
MGIC Investment Corp. (a)	704,556	10,075,151
Nationstar Mortgage Holdings, Inc. (a)(b)	55,496	1,080,507
NMI Holdings, Inc. (a)	108,679	1,581,279
Northfield Bancorp, Inc.	81,993	1,398,801
Northwest Bancshares, Inc.	179,541	3,028,857
OceanFirst Financial Corp.	59,991	1,664,750
Oconee Federal Financial Corp.	2,151	64,508
Ocwen Financial Corp. (a)(b)	200,276	698,963
Oritani Financial Corp.	75,646	1,282,200
PennyMac Financial Services, Inc. (a)	30,334	576,346
PHH Corp. (a)	100,455	1,327,011
Provident Bancorp, Inc. (a)	7,754	183,770
Provident Financial Holdings, Inc.	10,869	210,098
Provident Financial Services, Inc.	116,809	3,177,205
Prudential Bancorp, Inc.	15,225	277,856
Radian Group, Inc.	412,197	8,639,649
Riverview Bancorp, Inc.	40,085	355,955
SI Financial Group, Inc.	20,951	314,265
Southern Missouri Bancorp, Inc.	12,715	469,565
Territorial Bancorp, Inc.	14,816	468,037
Timberland Bancorp, Inc.	11,676	353,900
Trustco Bank Corp., New York	177,367	1,627,342
United Community Financial Corp.	92,024	849,382
United Financial Bancorp, Inc. New	95,742	1,753,036
Walker & Dunlop, Inc. (a)	52,804	2,898,412
Washington Federal, Inc.	168,122	5,850,646
Waterstone Financial, Inc.	48,885	938,592
Westfield Financial, Inc.	52,915	558,253
WSFS Financial Corp.	57,437	2,854,619
		90,765,963

TOTAL FINANCIALS		721,192,035

HEALTH CARE - 14.5%
Biotechnology - 5.6%
Abeona Therapeutics, Inc. (a)(b)	46,169	828,734
Acceleron Pharma, Inc. (a)	60,756	2,369,484
Achaogen, Inc. (a)(b)	65,231	829,738
Achillion Pharmaceuticals, Inc. (a)(b)	220,804	887,632
Acorda Therapeutics, Inc. (a)(b)	82,339	2,188,159
Adamas Pharmaceuticals, Inc. (a)(b)	27,923	688,581
Aduro Biotech, Inc. (a)(b)	82,396	655,048
Advaxis, Inc. (a)(b)	68,694	233,560
Agenus, Inc. (a)(b)	139,716	511,361
Aileron Therapeutics, Inc. (b)	10,355	124,674
Aimmune Therapeutics, Inc. (a)(b)	66,929	1,945,626
Akebia Therapeutics, Inc. (a)	84,978	1,542,351
Alder Biopharmaceuticals, Inc. (a)(b)	121,022	1,361,498
AMAG Pharmaceuticals, Inc. (a)(b)	66,634	1,046,154
Amicus Therapeutics, Inc. (a)(b)	314,174	4,473,838
AnaptysBio, Inc.	22,782	1,504,295
Anavex Life Sciences Corp. (a)(b)	69,281	292,366
Ardelyx, Inc. (a)	62,731	335,611
Arena Pharmaceuticals, Inc. (a)	74,749	2,095,214
Array BioPharma, Inc. (a)(b)	328,273	3,430,453
Asterias Biotherapeutics, Inc. (a)(b)	48,659	121,648
Atara Biotherapeutics, Inc. (a)(b)	48,192	684,326
Athersys, Inc. (a)(b)	191,310	352,010
Audentes Therapeutics, Inc. (a)	28,847	767,042
Axovant Sciences Ltd. (a)(b)	61,503	322,276
Bellicum Pharmaceuticals, Inc. (a)(b)	52,213	491,846
BioCryst Pharmaceuticals, Inc. (a)(b)	151,994	683,973
Biohaven Pharmaceutical Holding Co. Ltd.	20,256	608,895
Biospecifics Technologies Corp. (a)	11,310	517,659
BioTime, Inc. (a)(b)	142,743	342,583
bluebird bio, Inc. (a)	86,873	12,084,034
Blueprint Medicines Corp. (a)	73,845	4,904,785
Calithera Biosciences, Inc. (a)	58,415	940,482
Calyxt, Inc. (b)	15,448	316,375
Cara Therapeutics, Inc. (a)(b)	50,721	636,041
Cascadian Therapeutics, Inc. (a)	62,879	288,615
Catalyst Pharmaceutical Partners, Inc. (a)	134,457	384,547
Celldex Therapeutics, Inc. (a)(b)	233,393	569,479
ChemoCentryx, Inc. (a)	45,894	301,524
Chimerix, Inc. (a)	91,220	448,802
Clovis Oncology, Inc. (a)(b)	83,496	6,293,094
Coherus BioSciences, Inc. (a)(b)	72,393	814,421
Conatus Pharmaceuticals, Inc. (a)(b)	48,554	222,863
Concert Pharmaceuticals, Inc. (a)	34,268	584,269
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	84,778	601,924
Corvus Pharmaceuticals, Inc. (a)	15,959	216,723
Curis, Inc. (a)	217,993	344,429
Cytokinetics, Inc. (a)	78,878	1,076,685
CytomX Therapeutics, Inc. (a)	55,180	1,103,600
Dyax Corp. rights 12/31/19 (a)(c)	125,389	420,053
Dynavax Technologies Corp. (a)(b)	115,840	2,548,480
Eagle Pharmaceuticals, Inc. (a)(b)	15,646	840,973
Edge Therapeutics, Inc. (a)(b)	37,349	405,610
Editas Medicine, Inc. (a)(b)	64,244	1,593,251
Emergent BioSolutions, Inc. (a)	63,899	2,619,220
Enanta Pharmaceuticals, Inc. (a)(b)	29,461	1,463,328
Epizyme, Inc. (a)(b)	78,173	1,305,489
Esperion Therapeutics, Inc. (a)(b)	32,304	1,477,585
Exact Sciences Corp. (a)(b)	223,682	12,300,228
Fate Therapeutics, Inc. (a)(b)	72,328	345,005
FibroGen, Inc. (a)	125,921	7,032,688
Five Prime Therapeutics, Inc. (a)	51,855	2,326,215
Flexion Therapeutics, Inc. (a)(b)	52,421	1,153,786
Fortress Biotech, Inc. (a)(b)	62,423	233,462
Foundation Medicine, Inc. (a)(b)	27,448	1,235,160
Genocea Biosciences, Inc. (a)(b)	52,269	60,632
Genomic Health, Inc. (a)	38,074	1,248,446
Geron Corp. (a)(b)	284,236	639,531
Global Blood Therapeutics, Inc. (a)(b)	70,255	2,796,149
Halozyme Therapeutics, Inc. (a)(b)	226,969	4,024,160
Heron Therapeutics, Inc. (a)(b)	86,281	1,324,413
Idera Pharmaceuticals, Inc. (a)(b)	205,552	320,661
Ignyta, Inc. (a)	94,982	1,462,723
Immune Design Corp. (a)	31,973	158,266
ImmunoGen, Inc. (a)	160,571	931,312
Immunomedics, Inc. (a)(b)	194,429	2,084,279
Inovio Pharmaceuticals, Inc. (a)(b)	156,576	912,838
Insmed, Inc. (a)	141,381	3,818,701
Insys Therapeutics, Inc. (a)(b)	45,501	234,330
Intellia Therapeutics, Inc. (a)(b)	26,774	833,207
Invitae Corp. (a)	75,733	639,187
Iovance Biotherapeutics, Inc. (a)	100,010	777,578
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	256,420	3,943,740
Jounce Therapeutics, Inc. (b)	27,539	385,546
Karyopharm Therapeutics, Inc. (a)	65,106	664,732
Keryx Biopharmaceuticals, Inc. (a)(b)	169,751	1,099,986
Kindred Biosciences, Inc. (a)	47,251	352,020
Kura Oncology, Inc. (a)(b)	36,588	545,161
La Jolla Pharmaceutical Co. (a)	33,144	1,138,828
Lexicon Pharmaceuticals, Inc. (a)(b)	83,040	846,178
Ligand Pharmaceuticals, Inc. Class B (a)(b)	38,977	5,665,307
Loxo Oncology, Inc. (a)(b)	43,464	3,744,858
Macrogenics, Inc. (a)(b)	64,834	1,283,065
Madrigal Pharmaceuticals, Inc. (a)	7,882	394,021
Matinas BioPharma Holdings, Inc. (b)	94,754	106,124
MediciNova, Inc. (a)(b)	62,681	445,662
Merrimack Pharmaceuticals, Inc. (b)	24,070	282,582
MiMedx Group, Inc. (a)(b)	199,898	2,534,707
Minerva Neurosciences, Inc. (a)	55,247	348,056
Miragen Therapeutics, Inc. (a)	23,945	198,265
Momenta Pharmaceuticals, Inc. (a)	139,594	1,968,275
Myriad Genetics, Inc. (a)(b)	122,174	4,188,125
NantKwest, Inc. (a)(b)	57,304	264,744
Natera, Inc. (a)(b)	59,377	652,553
NewLink Genetics Corp. (a)(b)	41,580	389,189
Novavax, Inc. (a)(b)	532,644	580,582
Novelion Therapeutics, Inc. (a)(b)	27,384	129,252
Nymox Pharmaceutical Corp. (a)(b)	57,545	204,860
OncoCyte Corp. (a)(b)	7,055	42,683
Organovo Holdings, Inc. (a)(b)	192,107	305,450
Otonomy, Inc. (a)	51,137	152,133
Ovid Therapeutics, Inc.	9,147	59,273
PDL BioPharma, Inc. (a)(b)	300,470	889,391
Pieris Pharmaceuticals, Inc. (a)	64,428	325,361
Portola Pharmaceuticals, Inc. (a)	104,990	5,187,556
Progenics Pharmaceuticals, Inc. (a)(b)	135,687	839,903
Protagonist Therapeutics, Inc. (a)	17,628	263,891
Prothena Corp. PLC (a)(b)	73,115	4,244,326
PTC Therapeutics, Inc. (a)(b)	76,218	1,428,325
Puma Biotechnology, Inc. (a)(b)	54,627	6,954,017
Radius Health, Inc. (a)(b)	70,894	2,276,406
Recro Pharma, Inc. (a)	24,696	213,126
REGENXBIO, Inc. (a)	52,490	1,572,076
Repligen Corp. (a)	71,176	2,647,747
Retrophin, Inc. (a)(b)	72,781	1,810,063
Rigel Pharmaceuticals, Inc. (a)	238,753	895,324
Sage Therapeutics, Inc. (a)(b)	65,728	4,159,268
Sangamo Therapeutics, Inc. (a)(b)	157,803	1,956,757
Sarepta Therapeutics, Inc. (a)(b)	112,505	5,547,622
Selecta Biosciences, Inc. (a)(b)	26,350	559,147
Seres Therapeutics, Inc. (a)(b)	39,063	392,193
Sienna Biopharmaceuticals, Inc. (b)	9,135	179,046
Spark Therapeutics, Inc. (a)(b)	50,766	4,106,969
Spectrum Pharmaceuticals, Inc. (a)(b)	148,098	2,901,240
Stemline Therapeutics, Inc. (a)(b)	42,804	584,275
Strongbridge Biopharma PLC (a)(b)	41,092	246,552
Syndax Pharmaceuticals, Inc. (a)	20,343	227,435
Synergy Pharmaceuticals, Inc. (a)(b)	429,285	1,171,948
Syros Pharmaceuticals, Inc. (a)	23,468	403,650
TG Therapeutics, Inc. (a)(b)	92,242	751,772
Tobira Therapeutics, Inc. rights (c)	9,663	66,868
Tocagen, Inc.	15,176	167,998
Trevena, Inc. (a)	101,178	151,767
Ultragenyx Pharmaceutical, Inc. (a)(b)	75,360	3,473,342
Vanda Pharmaceuticals, Inc. (a)	84,542	1,327,309
VBI Vaccines, Inc. (a)(b)	39,137	134,631
Veracyte, Inc. (a)	46,584	398,293
Versartis, Inc. (a)	59,050	106,290
Voyager Therapeutics, Inc. (a)(b)	27,457	578,244
vTv Therapeutics, Inc. Class A (a)	12,591	79,575
Xbiotech, Inc. (a)(b)	36,523	155,588
Xencor, Inc. (a)(b)	72,958	1,443,109
ZIOPHARM Oncology, Inc. (a)(b)	249,446	1,162,418
		218,833,048
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	41,816	2,023,894
Accuray, Inc. (a)(b)	154,670	734,683
Analogic Corp.	23,927	1,921,338
Angiodynamics, Inc. (a)	69,966	1,187,323
Anika Therapeutics, Inc. (a)(b)	27,379	1,495,715
Antares Pharma, Inc. (a)	271,231	493,640
Atricure, Inc. (a)	61,300	1,314,272
Atrion Corp.	2,670	1,755,926
AxoGen, Inc. (a)	52,320	1,075,176
Cantel Medical Corp.	69,081	6,775,464
Cardiovascular Systems, Inc. (a)	60,950	1,467,067
Cerus Corp. (a)(b)	194,609	558,528
ConforMis, Inc. (a)(b)	76,061	269,256
CONMED Corp.	52,266	2,729,331
Corindus Vascular Robotics, Inc. (a)(b)	190,676	217,371
Cryolife, Inc. (a)	60,727	1,181,140
Cutera, Inc. (a)	25,247	992,207
Endologix, Inc. (a)(b)	156,337	828,586
Entellus Medical, Inc. (a)(b)	22,736	384,920
Exactech, Inc. (a)	20,492	857,590
Fonar Corp. (a)	11,456	365,446
Genmark Diagnostics, Inc. (a)	96,849	721,525
Glaukos Corp. (a)(b)	54,529	1,925,419
Globus Medical, Inc. (a)	134,028	4,271,472
Haemonetics Corp. (a)	99,587	4,736,358
Halyard Health, Inc. (a)	88,813	3,743,468
Heska Corp. (a)	12,302	1,199,445
ICU Medical, Inc. (a)	28,640	5,473,104
Inogen, Inc. (a)	32,351	3,200,484
Insulet Corp. (a)	110,475	6,497,035
Integer Holdings Corp. (a)	58,939	2,864,435
Integra LifeSciences Holdings Corp. (a)	121,122	5,666,087
Invacare Corp. (b)	60,110	931,705
iRhythm Technologies, Inc. (b)	26,126	1,331,120
K2M Group Holdings, Inc. (a)	78,550	1,546,650
Lantheus Holdings, Inc. (a)	58,178	1,157,742
LeMaitre Vascular, Inc.	28,573	914,622
LivaNova PLC (a)	92,370	6,826,143
Masimo Corp. (a)	85,360	7,491,194
Meridian Bioscience, Inc. (b)	79,843	1,193,653
Merit Medical Systems, Inc. (a)	92,483	3,518,978
Natus Medical, Inc. (a)	61,687	2,615,529
Neogen Corp. (a)	70,500	5,654,100
Nevro Corp. (a)(b)	52,675	4,613,277
Novocure Ltd. (a)(b)	109,847	2,372,695
NuVasive, Inc. (a)	96,441	5,471,098
NxStage Medical, Inc. (a)	123,392	3,325,414
Obalon Therapeutics, Inc. (b)	15,552	131,103
OraSure Technologies, Inc. (a)	107,624	2,125,574
Orthofix International NV (a)	32,784	1,761,484
Oxford Immunotec Global PLC (a)	42,933	567,574
Penumbra, Inc. (a)(b)	55,712	5,601,842
Pulse Biosciences, Inc. (a)(b)	17,337	419,729
Quidel Corp. (a)	52,771	2,160,972
Quotient Ltd. (a)(b)	50,165	256,343
Rockwell Medical Technologies, Inc. (a)(b)	90,744	549,909
RTI Biologics, Inc. (a)	104,125	468,563
Sientra, Inc. (a)	26,781	392,609
Staar Surgical Co. (a)	78,432	1,039,224
SurModics, Inc. (a)	25,149	748,183
Tactile Systems Technology, Inc. (a)	17,270	495,476
Utah Medical Products, Inc.	6,400	482,560
ViewRay, Inc. (a)(b)	58,161	400,729
Viveve Medical, Inc. (a)(b)	27,387	149,533
Wright Medical Group NV (a)(b)	198,730	5,208,713
		140,851,745
Health Care Providers & Services - 1.9%
AAC Holdings, Inc. (a)(b)	21,693	171,809
Aceto Corp.	56,533	569,287
Addus HomeCare Corp. (a)	14,268	513,648
Almost Family, Inc. (a)	24,475	1,083,019
Amedisys, Inc. (a)	54,172	2,606,215
American Renal Associates Holdings, Inc. (a)(b)	18,336	222,416
AMN Healthcare Services, Inc. (a)(b)	89,677	3,936,820
BioScrip, Inc. (a)	219,223	554,634
BioTelemetry, Inc. (a)	53,496	1,554,059
Capital Senior Living Corp. (a)(b)	46,677	620,804
Chemed Corp.	29,875	6,674,971
Civitas Solutions, Inc. (a)	30,586	570,429
Community Health Systems, Inc. (a)(b)	181,330	1,069,847
Corvel Corp. (a)	17,832	1,069,920
Cross Country Healthcare, Inc. (a)	67,239	917,812
Diplomat Pharmacy, Inc. (a)(b)	90,953	1,914,561
G1 Therapeutics, Inc.	14,589	344,738
Genesis HealthCare, Inc. Class A (a)(b)	65,292	63,771
HealthEquity, Inc. (a)(b)	94,732	4,757,441
HealthSouth Corp.	187,395	8,646,405
Kindred Healthcare, Inc.	158,532	959,119
LHC Group, Inc. (a)	29,952	2,001,093
Magellan Health Services, Inc. (a)	45,184	3,854,195
Molina Healthcare, Inc. (a)(b)	83,629	5,672,555
National Healthcare Corp.	21,146	1,353,344
National Research Corp. Class A	18,036	677,252
Owens & Minor, Inc.	115,517	2,838,253
PharMerica Corp. (a)	56,446	1,653,868
Providence Service Corp. (a)	21,915	1,218,474
R1 RCM, Inc. (a)	189,447	719,899
RadNet, Inc. (a)	70,055	767,102
Select Medical Holdings Corp. (a)	204,171	3,909,875
Surgery Partners, Inc. (a)(b)	35,677	330,012
Teladoc, Inc. (a)(b)	102,329	3,381,973
Tenet Healthcare Corp. (a)(b)	154,669	2,208,673
The Ensign Group, Inc.	91,974	2,122,760
Tivity Health, Inc. (a)(b)	69,467	3,212,849
Triple-S Management Corp. (a)	44,158	1,060,234
U.S. Physical Therapy, Inc.	23,164	1,573,994
		77,378,130
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	345,026	4,650,950
Castlight Health, Inc. Class B (a)(b)	123,010	473,589
Computer Programs & Systems, Inc. (b)	21,368	644,245
Evolent Health, Inc. (a)(b)	100,259	1,629,209
HealthStream, Inc. (a)	49,249	1,204,631
HMS Holdings Corp. (a)	159,481	3,068,414
Inovalon Holdings, Inc. Class A (a)	119,335	1,998,861
Medidata Solutions, Inc. (a)	107,232	8,067,063
NantHealth, Inc. (a)(b)	33,813	123,417
Omnicell, Inc. (a)	69,820	3,477,036
Quality Systems, Inc. (a)	100,680	1,416,568
Simulations Plus, Inc.	20,634	336,334
Tabula Rasa HealthCare, Inc. (a)	17,722	511,811
Vocera Communications, Inc. (a)	53,192	1,501,078
		29,103,206
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	49,243	977,474
Cambrex Corp. (a)	61,673	2,667,357
Enzo Biochem, Inc. (a)	78,202	770,290
Fluidigm Corp. (a)(b)	55,144	319,835
INC Research Holdings, Inc. Class A (a)	103,854	5,935,256
Luminex Corp.	77,712	1,659,151
Medpace Holdings, Inc. (a)	13,442	503,672
Nanostring Technologies, Inc. (a)	39,003	388,470
NeoGenomics, Inc. (a)(b)	106,541	923,710
Pacific Biosciences of California, Inc. (a)(b)	196,197	829,913
PRA Health Sciences, Inc. (a)	92,985	7,571,769
		22,546,897
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (a)	43,293	1,091,417
Aerie Pharmaceuticals, Inc. (a)(b)	62,391	3,852,644
Akcea Therapeutics, Inc. (b)	28,532	522,706
Amphastar Pharmaceuticals, Inc. (a)	69,210	1,250,625
ANI Pharmaceuticals, Inc. (a)	15,229	884,500
Aratana Therapeutics, Inc. (a)(b)	77,392	443,456
Assembly Biosciences, Inc. (a)	26,630	785,851
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (b)	13,170	220,466
Avexis, Inc. (a)	47,522	4,966,524
Catalent, Inc. (a)	239,134	10,184,717
Cempra, Inc. (a)	89,848	206,650
Clearside Biomedical, Inc. (a)(b)	38,686	275,444
Collegium Pharmaceutical, Inc. (a)(b)	42,980	443,983
Corcept Therapeutics, Inc. (a)	173,336	3,412,986
Corium International, Inc. (a)(b)	46,166	465,353
DepoMed, Inc. (a)(b)	109,872	531,780
Dermira, Inc. (a)(b)	72,719	1,946,688
Dova Pharmaceuticals, Inc. (b)	9,809	245,814
Durect Corp. (a)	253,852	202,396
Horizon Pharma PLC (a)(b)	310,531	4,210,800
Impax Laboratories, Inc. (a)	139,582	2,533,413
Innoviva, Inc. (a)(b)	144,916	1,773,772
Intersect ENT, Inc. (a)	49,189	1,458,454
Intra-Cellular Therapies, Inc. (a)(b)	64,360	1,003,372
Kala Pharmaceuticals, Inc.	15,285	245,477
Lannett Co., Inc. (a)(b)	53,454	1,063,735
Mersana Therapeutics, Inc.	10,117	164,502
MyoKardia, Inc. (a)	36,493	1,403,156
Nektar Therapeutics (a)	281,731	6,786,900
Neos Therapeutics, Inc. (a)(b)	44,885	466,804
Ocular Therapeutix, Inc. (a)(b)	42,562	245,157
Omeros Corp. (a)(b)	84,553	1,332,555
Pacira Pharmaceuticals, Inc. (a)(b)	74,870	2,399,584
Paratek Pharmaceuticals, Inc. (a)(b)	45,129	965,761
Phibro Animal Health Corp. Class A	36,114	1,359,692
Prestige Brands Holdings, Inc. (a)	101,376	4,754,534
Reata Pharmaceuticals, Inc. (a)	21,442	649,264
Revance Therapeutics, Inc. (a)(b)	42,796	1,112,696
Sucampo Pharmaceuticals, Inc. Class A (a)	46,019	460,190
Supernus Pharmaceuticals, Inc. (a)	90,106	3,748,410
Teligent, Inc. (a)(b)	78,505	445,908
Tetraphase Pharmaceuticals, Inc. (a)	96,335	578,973
The Medicines Company (a)(b)	131,275	3,772,844
TherapeuticsMD, Inc. (a)(b)	297,431	1,403,874
Theravance Biopharma, Inc. (a)(b)	79,600	2,297,256
WAVE Life Sciences (a)(b)	22,507	518,786
Zogenix, Inc. (a)	59,928	2,247,300
Zynerba Pharmaceuticals, Inc. (a)(b)	21,410	209,818
		81,546,987

TOTAL HEALTH CARE		570,260,013

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.4%
AAR Corp.	60,774	2,363,501
Aerojet Rocketdyne Holdings, Inc. (a)	131,404	4,149,738
AeroVironment, Inc. (a)	39,936	2,043,126
Astronics Corp. (a)	40,606	1,396,846
Axon Enterprise, Inc. (a)(b)	99,122	2,276,832
Cubic Corp.	48,050	2,621,128
Curtiss-Wright Corp.	84,038	9,937,494
Ducommun, Inc. (a)	20,221	666,686
Engility Holdings, Inc. (a)	34,534	1,162,760
Esterline Technologies Corp. (a)	49,724	4,716,321
KEYW Holding Corp. (a)(b)	91,259	689,005
KLX, Inc. (a)	98,299	5,392,683
Kratos Defense & Security Solutions, Inc. (a)(b)	136,389	1,642,124
Mercury Systems, Inc. (a)	89,025	4,493,092
Moog, Inc. Class A (a)	60,608	5,318,958
National Presto Industries, Inc. (b)	9,334	1,091,145
Sparton Corp. (a)	18,418	428,955
Triumph Group, Inc. (b)	92,900	2,884,545
Vectrus, Inc. (a)	20,706	631,740
Wesco Aircraft Holdings, Inc. (a)	106,704	965,671
		54,872,350
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	111,863	2,707,085
Atlas Air Worldwide Holdings, Inc. (a)	44,260	2,715,351
Echo Global Logistics, Inc. (a)(b)	51,706	1,243,529
Forward Air Corp.	56,931	3,270,117
Hub Group, Inc. Class A (a)	62,070	2,687,631
Radiant Logistics, Inc. (a)	70,098	342,078
		12,965,791
Airlines - 0.3%
Allegiant Travel Co. (b)	24,055	3,281,102
Hawaiian Holdings, Inc.	100,762	3,375,527
SkyWest, Inc.	96,496	4,544,962
		11,201,591
Building Products - 1.4%
AAON, Inc.	78,844	2,759,540
Advanced Drain Systems, Inc. Del (b)	67,023	1,310,300
American Woodmark Corp. (a)	26,823	2,591,102
Apogee Enterprises, Inc.	53,851	2,570,308
Builders FirstSource, Inc. (a)	183,932	3,314,455
Caesarstone Sdot-Yam Ltd. (a)	43,018	1,217,409
Continental Building Products, Inc. (a)	75,443	2,014,328
CSW Industrials, Inc. (a)	27,695	1,358,440
GCP Applied Technologies, Inc. (a)	136,329	3,987,623
Gibraltar Industries, Inc. (a)	60,278	2,004,244
GMS, Inc. (a)	52,271	1,779,828
Griffon Corp.	56,237	1,268,144
Insteel Industries, Inc.	34,806	889,293
Jeld-Wen Holding, Inc.	104,430	3,851,378
Masonite International Corp. (a)	56,530	3,793,163
NCI Building Systems, Inc. (a)	76,064	1,213,221
Patrick Industries, Inc. (a)	30,766	2,861,238
PGT, Inc. (a)	91,847	1,295,043
Ply Gem Holdings, Inc. (a)	41,848	707,231
Quanex Building Products Corp.	65,808	1,444,486
Simpson Manufacturing Co. Ltd.	78,333	4,366,281
Trex Co., Inc. (a)	56,114	6,141,677
Universal Forest Products, Inc.	38,017	4,292,119
		57,030,851
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	106,447	4,467,581
ACCO Brands Corp. (a)	206,325	2,692,541
ADS Waste Holdings, Inc.	83,019	2,068,833
Aqua Metals, Inc. (a)(b)	30,122	119,886
ARC Document Solutions, Inc. (a)	75,100	331,942
Brady Corp. Class A	88,508	3,367,729
Casella Waste Systems, Inc. Class A (a)	74,267	1,370,969
CECO Environmental Corp.	55,922	490,436
CompX International, Inc. Class A	2,075	30,814
Covanta Holding Corp.	223,347	3,595,887
Deluxe Corp.	92,097	6,414,556
Ennis, Inc.	47,535	957,830
Essendant, Inc.	70,351	680,998
Healthcare Services Group, Inc.	135,405	7,161,570
Heritage-Crystal Clean, Inc. (a)	26,861	525,133
Herman Miller, Inc.	113,589	3,816,590
HNI Corp.	83,568	2,859,697
Hudson Technologies, Inc. (a)(b)	69,425	410,996
InnerWorkings, Inc. (a)	87,362	950,499
Interface, Inc.	117,662	2,682,694
Kimball International, Inc. Class B	68,692	1,316,826
Knoll, Inc.	92,981	1,973,057
LSC Communications, Inc.	63,145	1,021,686
Matthews International Corp. Class A	59,293	3,726,565
McGrath RentCorp.	44,820	2,003,454
Mobile Mini, Inc.	83,265	2,756,072
Msa Safety, Inc.	63,393	5,039,744
Multi-Color Corp.	26,107	2,159,049
NL Industries, Inc. (a)	15,792	205,296
Quad/Graphics, Inc.	59,291	1,351,242
R.R. Donnelley & Sons Co.	134,425	1,236,710
SP Plus Corp. (a)	32,801	1,271,039
Steelcase, Inc. Class A	162,076	2,358,206
Team, Inc. (a)(b)	55,546	683,216
Tetra Tech, Inc.	108,789	5,357,858
The Brink's Co.	87,222	6,637,594
U.S. Ecology, Inc.	41,842	1,989,587
UniFirst Corp.	29,105	4,584,038
Viad Corp.	38,593	2,240,324
VSE Corp.	16,547	812,458
		93,721,202
Construction & Engineering - 1.3%
Aegion Corp. (a)	62,456	1,454,600
Ameresco, Inc. Class A (a)	35,407	272,634
Argan, Inc.	27,767	1,908,981
Chicago Bridge & Iron Co. NV (b)	191,800	2,673,692
Comfort Systems U.S.A., Inc.	70,198	3,109,771
Dycom Industries, Inc. (a)(b)	57,329	5,035,206
EMCOR Group, Inc.	112,103	9,025,413
Granite Construction, Inc.	75,562	4,812,544
Great Lakes Dredge & Dock Corp. (a)	107,231	546,878
HC2 Holdings, Inc. (a)	79,958	434,172
Ies Holdings, Inc. (a)(b)	16,371	306,138
KBR, Inc.	267,452	5,250,083
Keane Group, Inc. (b)	63,446	979,606
Layne Christensen Co. (a)	33,933	448,255
MasTec, Inc. (a)	126,570	5,512,124
MYR Group, Inc. (a)	30,177	962,345
Northwest Pipe Co. (a)	17,938	327,189
NV5 Holdings, Inc. (a)	15,048	874,289
Orion Group Holdings, Inc. (a)	50,972	366,998
Primoris Services Corp.	74,721	2,112,363
Sterling Construction Co., Inc. (a)	48,942	873,615
Tutor Perini Corp. (a)	70,899	1,999,352
		49,286,248
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	12,865	365,366
AZZ, Inc.	49,331	2,358,022
Babcock & Wilcox Enterprises, Inc. (a)(b)	91,735	401,799
Encore Wire Corp.	38,396	1,733,579
Energous Corp. (a)(b)	35,736	350,570
EnerSys	82,995	5,757,363
Generac Holdings, Inc. (a)(b)	117,066	6,097,968
General Cable Corp.	93,648	1,961,926
Hamilton Beach Brands Holding Co. Class A	8,154	316,131
LSI Industries, Inc.	45,770	318,102
Plug Power, Inc. (a)(b)	425,710	1,213,274
Powell Industries, Inc.	16,836	487,907
Preformed Line Products Co.	5,733	407,674
Revolution Lighting Technologies, Inc. (a)(b)	22,597	125,639
Sunrun, Inc. (a)(b)	160,834	923,187
Thermon Group Holdings, Inc. (a)(b)	61,542	1,323,768
TPI Composites, Inc. (a)	20,290	508,265
Vicor Corp. (a)	32,296	695,979
Vivint Solar, Inc. (a)(b)	49,465	185,494
		25,532,013
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	68,839	2,316,432
Machinery - 3.8%
Actuant Corp. Class A	113,402	2,891,751
Alamo Group, Inc.	18,015	1,900,583
Albany International Corp. Class A	54,587	3,294,325
Altra Industrial Motion Corp.	54,533	2,612,131
American Railcar Industries, Inc. (b)	13,743	546,971
Astec Industries, Inc.	40,466	2,102,209
Barnes Group, Inc.	95,619	6,223,841
Blue Bird Corp. (a)(b)	13,539	279,580
Briggs & Stratton Corp.	79,610	2,006,172
Chart Industries, Inc. (a)	58,247	2,533,745
CIRCOR International, Inc.	31,569	1,387,458
Columbus McKinnon Corp. (NY Shares)	41,370	1,636,597
Commercial Vehicle Group, Inc. (a)	47,213	383,370
Dmc Global, Inc.	26,868	584,379
Douglas Dynamics, Inc.	42,157	1,768,486
Eastern Co.	10,827	312,900
Energy Recovery, Inc. (a)(b)	69,764	537,880
EnPro Industries, Inc.	40,240	3,369,698
ESCO Technologies, Inc.	48,508	2,811,039
ExOne Co. (a)(b)	21,010	223,336
Federal Signal Corp.	112,099	2,393,314
Franklin Electric Co., Inc.	88,132	4,010,006
FreightCar America, Inc.	22,980	430,186
Gencor Industries, Inc. (a)	14,780	267,518
Global Brass & Copper Holdings, Inc.	41,211	1,442,385
Gorman-Rupp Co.	33,822	1,081,628
Graham Corp.	18,575	357,940
Greenbrier Companies, Inc. (b)	52,014	2,715,131
Hardinge, Inc.	22,553	373,027
Harsco Corp. (a)	153,058	3,252,483
Hillenbrand, Inc.	120,294	4,757,628
Hurco Companies, Inc.	11,675	522,456
Hyster-Yale Materials Handling Class A	19,687	1,545,233
John Bean Technologies Corp.	59,726	6,384,709
Kadant, Inc.	20,627	2,343,227
Kennametal, Inc.	152,539	6,658,327
L.B. Foster Co. Class A (a)	15,630	389,187
Lindsay Corp.	19,930	1,824,791
Lydall, Inc. (a)	31,873	1,842,259
Manitowoc Co., Inc. (a)	242,696	2,310,466
Meritor, Inc. (a)	159,417	4,146,436
Milacron Holdings Corp. (a)	103,093	1,850,519
Miller Industries, Inc.	20,498	579,069
Mueller Industries, Inc.	107,805	3,746,224
Mueller Water Products, Inc. Class A	292,853	3,496,665
Navistar International Corp. New (a)	94,598	4,002,441
NN, Inc.	51,282	1,515,383
Omega Flex, Inc.	5,633	363,272
Park-Ohio Holdings Corp.	16,953	799,334
ProPetro Holding Corp. (b)	55,792	849,712
Proto Labs, Inc. (a)(b)	47,133	4,112,354
RBC Bearings, Inc. (a)	44,010	5,449,318
Rexnord Corp. (a)	198,067	5,054,670
Spartan Motors, Inc.	64,666	1,044,356
SPX Corp. (a)	80,904	2,369,678
SPX Flow, Inc. (a)	78,729	3,245,997
Standex International Corp.	23,954	2,480,437
Sun Hydraulics Corp.	44,934	2,585,053
Tennant Co.	33,536	2,325,722
Titan International, Inc.	95,313	928,349
TriMas Corp. (a)	86,614	2,299,602
Twin Disc, Inc. (a)	16,502	352,318
Wabash National Corp. (b)	111,002	2,497,545
Watts Water Technologies, Inc. Class A	52,883	3,564,314
Woodward, Inc.	101,305	7,833,916
		149,801,036
Marine - 0.1%
Costamare, Inc.	96,434	598,855
Eagle Bulk Shipping, Inc. (a)(b)	72,306	339,838
Genco Shipping & Trading Ltd. (a)(b)	14,501	174,157
Matson, Inc.	81,400	2,216,522
Navios Maritime Holdings, Inc. (a)(b)	172,128	313,273
Safe Bulkers, Inc. (a)(b)	92,453	328,208
Scorpio Bulkers, Inc.	111,376	891,008
		4,861,861
Professional Services - 1.3%
Acacia Research Corp.(a)	92,692	417,114
Advisory Board Co. (a)	76,890	4,146,293
Barrett Business Services, Inc.	13,470	818,841
BG Staffing, Inc. (b)	12,986	219,204
CBIZ, Inc. (a)	97,169	1,647,015
Cogint, Inc. (a)(b)	38,342	174,456
CRA International, Inc.	16,133	681,781
Exponent, Inc.	48,714	3,597,529
Franklin Covey Co. (a)	18,286	354,748
FTI Consulting, Inc. (a)	74,734	3,194,879
GP Strategies Corp. (a)	24,301	705,944
Heidrick & Struggles International, Inc.	35,284	876,807
Hill International, Inc. (a)	64,178	340,143
Huron Consulting Group, Inc. (a)	41,671	1,525,159
ICF International, Inc. (a)	34,182	1,835,573
Insperity, Inc.	34,458	3,270,064
Kelly Services, Inc. Class A (non-vtg.)	58,267	1,533,005
Kforce, Inc.	45,200	946,940
Korn/Ferry International	97,395	4,074,033
MISTRAS Group, Inc. (a)	33,425	702,259
Navigant Consulting, Inc. (a)	90,083	1,559,337
On Assignment, Inc. (a)	96,635	5,915,995
Pendrell Corp. (a)	21,996	142,534
Resources Connection, Inc.	54,442	857,462
RPX Corp.	85,752	1,116,491
TriNet Group, Inc. (a)	78,662	2,731,145
TrueBlue, Inc. (a)	79,132	2,144,477
WageWorks, Inc. (a)	75,591	4,818,926
Willdan Group, Inc. (a)(b)	14,204	426,972
		50,775,126
Road & Rail - 0.8%
ArcBest Corp.	49,422	1,611,157
Avis Budget Group, Inc. (a)(b)	142,501	5,878,166
Covenant Transport Group, Inc. Class A (a)	22,531	669,171
Daseke, Inc. (a)	38,778	536,300
Heartland Express, Inc.	90,039	1,920,532
Marten Transport Ltd.	74,300	1,459,995
Roadrunner Transportation Systems, Inc. (a)	57,613	506,994
Saia, Inc. (a)	48,125	3,118,500
Schneider National, Inc. Class B (b)	61,906	1,621,318
Swift Transporation Co. (a)(b)	238,837	9,899,794
Universal Logistics Holdings, Inc.	16,137	348,559
Werner Enterprises, Inc. (b)	90,836	3,238,303
YRC Worldwide, Inc. (a)	62,929	847,654
		31,656,443
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	90,516	2,105,402
Applied Industrial Technologies, Inc.	72,754	4,630,792
Beacon Roofing Supply, Inc. (a)	127,019	7,038,123
BMC Stock Holdings, Inc. (a)	124,495	2,670,418
CAI International, Inc. (a)	29,431	1,089,536
DXP Enterprises, Inc. (a)	29,995	961,940
EnviroStar, Inc. (b)	6,650	177,555
GATX Corp. (b)	73,505	4,366,932
H&E Equipment Services, Inc.	59,924	1,973,897
Herc Holdings, Inc. (a)(b)	46,060	2,232,068
Huttig Building Products, Inc. (a)(b)	46,117	309,906
Kaman Corp.	52,439	2,933,438
Lawson Products, Inc. (a)	12,130	305,070
MRC Global, Inc. (a)	170,192	2,918,793
Nexeo Solutions, Inc. (a)	49,813	368,118
Now, Inc. (a)(b)	203,794	2,551,501
Rush Enterprises, Inc.:
Class A (a)	56,325	2,860,184
Class B (a)	9,949	473,473
SiteOne Landscape Supply, Inc. (a)(b)	64,584	4,101,730
Textainer Group Holdings Ltd. (a)(b)	51,751	1,011,732
Titan Machinery, Inc. (a)	35,700	531,573
Triton International Ltd.	82,578	3,294,862
Veritiv Corp. (a)	21,848	702,413
Willis Lease Finance Corp. (a)	6,202	155,608
		49,765,064
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc. (b)	30,691	434,278

TOTAL INDUSTRIALS		594,220,286

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.6%
ADTRAN, Inc.	92,641	1,954,725
Aerohive Networks, Inc. (a)	57,689	228,448
Applied Optoelectronics, Inc. (a)(b)	34,913	1,422,356
CalAmp Corp. (a)	65,569	1,490,383
Calix Networks, Inc. (a)	82,741	455,076
Carvana Co. Class A (b)	25,863	366,737
Ciena Corp. (a)(b)	268,144	5,703,423
Clearfield, Inc. (a)(b)	20,842	285,535
Comtech Telecommunications Corp.	43,664	939,213
Digi International, Inc. (a)	50,226	522,350
EMCORE Corp. (a)	50,457	416,270
Extreme Networks, Inc. (a)	207,690	2,492,280
Finisar Corp. (a)(b)	216,734	5,101,918
Harmonic, Inc. (a)(b)	150,960	558,552
Infinera Corp. (a)(b)	275,717	2,307,751
InterDigital, Inc.	65,811	4,827,237
KVH Industries, Inc. (a)	29,242	337,745
Lumentum Holdings, Inc. (a)(b)	115,828	7,314,538
NETGEAR, Inc. (a)	61,373	2,863,050
NetScout Systems, Inc. (a)	164,868	4,682,251
Oclaro, Inc. (a)(b)	314,983	2,604,909
Plantronics, Inc.	63,537	2,882,038
Sonus Networks, Inc. (a)	91,352	712,546
Ubiquiti Networks, Inc. (a)(b)	43,960	2,733,433
ViaSat, Inc. (a)(b)	101,163	6,585,711
Viavi Solutions, Inc. (a)	435,374	4,040,271
		63,828,746
Electronic Equipment & Components - 3.0%
Akoustis Technologies, Inc. (a)(b)	16,472	100,314
Anixter International, Inc. (a)	55,248	3,795,538
AVX Corp.	88,540	1,668,094
Badger Meter, Inc.	53,449	2,341,066
Bel Fuse, Inc. Class B (non-vtg.)	18,214	589,223
Belden, Inc.	79,974	6,390,722
Benchmark Electronics, Inc. (a)	95,236	2,947,554
Cardtronics PLC (a)	86,725	1,986,003
Control4 Corp. (a)	46,372	1,365,655
CTS Corp.	61,235	1,665,592
Daktronics, Inc.	67,458	692,794
Electro Scientific Industries, Inc. (a)	61,038	1,091,970
ePlus, Inc. (a)	24,995	2,389,522
Fabrinet (a)	69,074	2,568,171
FARO Technologies, Inc. (a)	31,732	1,643,718
Fitbit, Inc. (a)(b)	332,498	2,041,538
II-VI, Inc. (a)	115,350	5,213,820
Insight Enterprises, Inc. (a)	67,813	3,054,976
Iteris, Inc. (a)(b)	45,487	314,315
Itron, Inc. (a)	64,919	5,073,420
KEMET Corp. (a)	89,110	2,289,236
Kimball Electronics, Inc. (a)	49,762	1,094,764
Knowles Corp. (a)(b)	168,033	2,782,626
Littelfuse, Inc.	42,757	8,936,213
Maxwell Technologies, Inc. (a)	66,062	318,419
Mesa Laboratories, Inc. (b)	6,085	970,253
Methode Electronics, Inc. Class A	68,149	3,196,188
MicroVision, Inc. (a)(b)	146,611	324,010
MTS Systems Corp.	32,125	1,672,106
Napco Security Technolgies, Inc. (a)	21,666	219,910
Novanta, Inc. (a)	60,934	2,882,178
OSI Systems, Inc. (a)	33,054	2,921,313
Park Electrochemical Corp.	36,490	688,931
PC Connection, Inc.	22,071	595,917
PC Mall, Inc. (a)(b)	18,840	264,702
Plexus Corp. (a)	63,856	3,922,674
RadiSys Corp. (a)	65,459	86,406
Rogers Corp. (a)	34,270	5,211,782
Sanmina Corp. (a)	142,472	4,662,396
ScanSource, Inc. (a)	47,276	2,030,504
SYNNEX Corp.	55,084	7,429,730
Systemax, Inc.	21,676	618,850
Tech Data Corp. (a)	66,631	6,181,358
TTM Technologies, Inc. (a)(b)	175,807	2,774,234
VeriFone Systems, Inc. (a)	211,608	4,037,481
Vishay Intertechnology, Inc. (b)	255,711	5,689,570
Vishay Precision Group, Inc. (a)	19,017	466,867
		119,202,623
Internet Software & Services - 3.1%
2U, Inc. (a)(b)	83,252	5,297,325
Actua Corp. (a)	57,720	891,774
Alarm.com Holdings, Inc. (a)	38,659	1,804,602
Amber Road, Inc. (a)	38,622	288,120
AppFolio, Inc. (a)	15,209	698,093
Apptio, Inc. Class A (a)	41,981	1,018,039
Bankrate, Inc. (a)	89,655	1,246,205
Bazaarvoice, Inc. (a)	157,932	762,022
Benefitfocus, Inc. (a)(b)	30,484	835,262
BlackLine, Inc. (b)	29,791	1,058,176
Blucora, Inc. (a)	82,189	1,783,501
Box, Inc. Class A (a)	154,065	3,381,727
Brightcove, Inc. (a)	64,634	517,072
Carbonite, Inc. (a)(b)	46,994	1,066,764
Care.com, Inc. (a)	25,451	391,182
ChannelAdvisor Corp. (a)	48,000	540,000
Cimpress NV (a)(b)	47,476	5,181,531
Cloudera, Inc.	27,157	410,885
CommerceHub, Inc.:
Series A (a)(b)	27,162	606,527
Series C (a)	54,156	1,155,147
Cornerstone OnDemand, Inc. (a)	99,064	3,800,095
Coupa Software, Inc.	59,190	2,056,853
DHI Group, Inc. (a)	91,637	201,601
Endurance International Group Holdings, Inc. (a)	111,024	910,397
Envestnet, Inc. (a)	81,905	4,373,727
Etsy, Inc. (a)	220,095	3,675,587
Five9, Inc. (a)	99,340	2,506,348
Gogo, Inc. (a)(b)	107,959	1,073,112
GrubHub, Inc. (a)(b)	163,421	9,971,949
GTT Communications, Inc. (a)	58,992	2,150,258
Hortonworks, Inc. (a)	95,677	1,579,627
Instructure, Inc. (a)	41,088	1,429,862
Internap Network Services Corp. (a)(b)	151,980	706,707
j2 Global, Inc. (b)	88,403	6,554,198
Leaf Group Ltd. (a)	21,364	150,616
Limelight Networks, Inc. (a)	143,181	708,746
Liquidity Services, Inc. (a)	50,947	290,398
LivePerson, Inc. (a)	102,723	1,443,258
MeetMe, Inc. (a)(b)	127,246	431,364
MINDBODY, Inc. (a)(b)	80,960	2,610,960
MuleSoft, Inc. Class A (b)	46,446	1,086,372
New Relic, Inc. (a)	57,599	2,956,557
NIC, Inc.	121,747	2,069,699
Nutanix, Inc. Class A (a)(b)	107,920	3,075,720
Okta, Inc. (b)	25,520	738,038
Ominto, Inc. (a)(b)	24,526	78,238
Q2 Holdings, Inc. (a)	59,706	2,540,490
QuinStreet, Inc. (a)	69,547	618,968
Quotient Technology, Inc. (a)(b)	140,220	2,194,443
Reis, Inc.	17,338	316,419
SecureWorks Corp. (a)	14,677	147,064
Shutterstock, Inc. (a)(b)	35,466	1,382,819
SPS Commerce, Inc. (a)	32,077	1,576,905
Stamps.com, Inc. (a)	30,126	6,760,274
TechTarget, Inc. (a)	37,947	472,820
The Trade Desk, Inc. (a)(b)	45,064	2,970,619
Tintri, Inc. (b)	17,423	67,427
TrueCar, Inc. (a)(b)	131,960	2,135,113
Tucows, Inc. (a)(b)	17,354	1,014,341
Twilio, Inc. Class A (a)(b)	118,196	3,776,362
Veritone, Inc. (b)	5,090	180,695
Web.com Group, Inc. (a)	72,968	1,758,529
XO Group, Inc. (a)	47,453	947,162
Yelp, Inc. (a)	147,607	6,896,199
Yext, Inc. (b)	23,688	271,938
		121,592,828
IT Services - 1.8%
Acxiom Corp. (a)	150,567	3,788,266
Blackhawk Network Holdings, Inc. (a)	103,977	3,530,019
CACI International, Inc. Class A (a)	46,449	6,677,044
Cass Information Systems, Inc.	20,873	1,346,309
Convergys Corp.	178,712	4,598,260
CSG Systems International, Inc.	63,344	2,681,985
EPAM Systems, Inc. (a)	93,517	8,524,075
Everi Holdings, Inc. (a)	120,414	998,232
EVERTEC, Inc.	115,058	1,725,870
ExlService Holdings, Inc. (a)	62,201	3,882,586
Forrester Research, Inc.	19,348	845,508
Hackett Group, Inc.	45,221	698,212
Information Services Group, Inc. (a)	60,839	248,223
ManTech International Corp. Class A	49,050	2,276,411
Maximus, Inc.	122,141	8,113,827
MoneyGram International, Inc. (a)(b)	55,321	860,242
Perficient, Inc. (a)	65,279	1,269,677
Planet Payment, Inc. (a)	79,390	354,873
Presidio, Inc. (b)	36,167	535,272
Science Applications International Corp.	83,237	6,104,602
ServiceSource International, Inc. (a)	142,503	495,910
StarTek, Inc. (a)	19,185	229,069
Sykes Enterprises, Inc. (a)	74,388	2,152,789
Syntel, Inc.	62,722	1,465,186
Teletech Holdings, Inc.	26,601	1,107,932
Travelport Worldwide Ltd.	235,912	3,701,459
Unisys Corp. (a)(b)	95,864	838,810
Virtusa Corp. (a)	51,475	1,964,286
		71,014,934
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)(b)	34,807	1,472,684
Advanced Energy Industries, Inc. (a)	75,499	6,396,275
Alpha & Omega Semiconductor Ltd. (a)	35,634	656,735
Ambarella, Inc. (a)(b)	61,693	3,481,953
Amkor Technology, Inc. (a)	194,066	2,245,344
Axcelis Technologies, Inc. (a)	57,224	1,882,670
AXT, Inc. (a)	70,219	653,037
Brooks Automation, Inc.	130,862	4,500,344
Cabot Microelectronics Corp.	47,263	4,568,914
Ceva, Inc. (a)	40,894	1,975,180
Cirrus Logic, Inc. (a)	122,525	6,861,400
Cohu, Inc.	52,196	1,346,657
Cree, Inc. (a)(b)	185,526	6,623,278
CyberOptics Corp. (a)(b)	12,591	181,310
Diodes, Inc. (a)	72,703	2,496,621
DSP Group, Inc. (a)	40,827	547,082
Entegris, Inc.	269,981	8,841,878
Experi Corp.	93,275	2,145,325
FormFactor, Inc. (a)	137,145	2,496,039
GSI Technology, Inc. (a)	26,836	185,705
Ichor Holdings Ltd.	34,318	1,070,378
Impinj, Inc. (a)(b)	34,243	1,169,056
Inphi Corp. (a)(b)	79,940	3,275,941
Integrated Device Technology, Inc. (a)	254,503	7,907,408
IXYS Corp. (a)	49,023	1,210,868
Kopin Corp. (a)(b)	116,132	407,623
Lattice Semiconductor Corp. (a)	232,250	1,358,663
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	77,137	3,153,361
MaxLinear, Inc. Class A (a)	114,515	2,802,182
MKS Instruments, Inc.	102,527	11,139,559
Monolithic Power Systems, Inc.	75,787	9,221,004
Nanometrics, Inc. (a)	45,643	1,290,328
NeoPhotonics Corp. (a)(b)	60,477	315,085
NVE Corp.	9,062	770,995
PDF Solutions, Inc. (a)(b)	53,466	783,277
Photronics, Inc. (a)	126,998	1,231,881
Pixelworks, Inc. (a)	61,139	341,767
Power Integrations, Inc.	54,560	4,383,896
Rambus, Inc. (a)	206,017	3,030,510
Rudolph Technologies, Inc. (a)	59,417	1,648,822
Semtech Corp. (a)	123,320	5,062,286
Sigma Designs, Inc. (a)	70,298	425,303
Silicon Laboratories, Inc. (a)	79,737	7,567,041
SMART Global Holdings, Inc.	38,754	1,215,713
SunPower Corp. (a)(b)	113,550	808,476
Synaptics, Inc. (a)(b)	65,559	2,433,550
Ultra Clean Holdings, Inc. (a)	62,677	1,599,517
Veeco Instruments, Inc. (a)	89,310	1,612,046
Xcerra Corp. (a)	101,256	997,372
		137,792,339
Software - 3.7%
8x8, Inc. (a)	168,171	2,245,083
A10 Networks, Inc. (a)	92,813	678,463
ACI Worldwide, Inc. (a)	221,552	5,334,972
Agilysys, Inc. (a)	28,965	355,401
American Software, Inc. Class A	50,683	628,976
Aspen Technology, Inc. (a)	142,768	9,211,391
Barracuda Networks, Inc. (a)	47,712	1,112,167
Blackbaud, Inc.	90,682	9,186,087
Bottomline Technologies, Inc. (a)	75,653	2,463,262
BroadSoft, Inc. (a)(b)	58,332	3,199,510
Callidus Software, Inc. (a)	122,775	3,112,346
CommVault Systems, Inc. (a)	74,642	3,885,116
Digimarc Corp. (a)(b)	18,882	674,087
Ebix, Inc. (b)	45,702	3,105,451
Ellie Mae, Inc. (a)(b)	64,310	5,784,685
Everbridge, Inc. (a)	32,123	855,757
Exa Corp. (a)	26,296	637,415
Fair Isaac Corp.	57,944	8,411,151
Gigamon, Inc. (a)	69,963	2,693,576
Glu Mobile, Inc. (a)(b)	197,366	791,438
HubSpot, Inc. (a)(b)	64,815	5,609,738
Imperva, Inc. (a)	63,675	2,718,923
Majesco (a)	8,537	50,966
MicroStrategy, Inc. Class A (a)	18,042	2,386,235
Mitek Systems, Inc. (a)	58,344	519,262
MobileIron, Inc. (a)	105,832	407,453
Model N, Inc. (a)	44,043	640,826
Monotype Imaging Holdings, Inc.	79,162	1,824,684
Park City Group, Inc. (a)(b)	24,601	271,841
Paycom Software, Inc. (a)(b)	93,741	7,705,510
Paylocity Holding Corp. (a)(b)	49,477	2,642,567
Pegasystems, Inc.	69,602	4,057,797
Progress Software Corp.	90,296	3,822,230
Proofpoint, Inc. (a)(b)	82,928	7,663,376
PROS Holdings, Inc. (a)	50,277	1,135,757
QAD, Inc. Class A	18,756	693,972
Qualys, Inc. (a)	59,752	3,160,881
Rapid7, Inc. (a)	39,496	714,088
RealNetworks, Inc. (a)	44,029	207,817
RealPage, Inc. (a)	111,574	4,831,154
RingCentral, Inc. (a)	118,651	5,001,140
Rosetta Stone, Inc. (a)	32,447	329,986
Silver Spring Networks, Inc. (a)	79,592	1,283,023
Synchronoss Technologies, Inc. (a)(b)	81,340	921,582
TeleNav, Inc. (a)	57,494	370,836
The Rubicon Project, Inc. (a)	83,370	296,797
TiVo Corp.	223,328	4,053,403
Upland Software, Inc. (a)	15,491	340,337
Varonis Systems, Inc. (a)	36,360	1,585,296
Vasco Data Security International, Inc. (a)	58,528	795,981
Verint Systems, Inc. (a)	118,757	5,011,545
VirnetX Holding Corp. (a)(b)	95,434	491,485
Workiva, Inc. (a)	47,716	1,066,453
Zendesk, Inc. (a)	184,733	5,726,723
Zix Corp. (a)	100,627	488,041
		143,194,039
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	207,860	2,573,307
Avid Technology, Inc. (a)	61,652	273,735
CPI Card Group (b)	36,243	39,142
Cray, Inc. (a)	76,418	1,578,032
Diebold Nixdorf, Inc. (b)	143,892	2,777,116
Eastman Kodak Co. (a)	29,683	158,804
Electronics for Imaging, Inc. (a)	88,014	2,716,112
Immersion Corp. (a)(b)	55,067	444,941
Intevac, Inc. (a)	37,114	311,758
Pure Storage, Inc. Class A (a)	176,985	2,907,864
Quantum Corp. (a)	53,366	282,840
Stratasys Ltd. (a)(b)	95,119	2,142,080
Super Micro Computer, Inc. (a)(b)	74,122	1,475,028
U.S.A. Technologies, Inc. (a)(b)	90,483	574,567
		18,255,326

TOTAL INFORMATION TECHNOLOGY		674,880,835

MATERIALS - 4.4%
Chemicals - 2.2%
A. Schulman, Inc.	54,518	2,142,557
Advanced Emissions Solutions, Inc. (b)	40,066	481,193
AdvanSix, Inc. (a)	56,971	2,636,048
AgroFresh Solutions, Inc. (a)(b)	41,317	243,770
American Vanguard Corp.	54,328	1,222,380
Balchem Corp.	60,183	5,072,825
Calgon Carbon Corp. (b)	95,734	2,077,428
Chase Corp.	13,582	1,612,863
Codexis, Inc. (a)	77,302	475,407
Core Molding Technologies, Inc.	13,812	320,577
Ferro Corp. (a)	159,130	3,790,477
Flotek Industries, Inc. (a)(b)	106,178	522,396
FutureFuel Corp.	47,284	717,771
H.B. Fuller Co.	95,918	5,454,857
Hawkins, Inc.	18,432	702,259
Ingevity Corp. (a)	80,816	5,756,524
Innophos Holdings, Inc.	36,893	1,805,174
Innospec, Inc.	45,585	2,819,432
Intrepid Potash, Inc. (a)	179,992	723,568
KMG Chemicals, Inc.	17,649	972,989
Koppers Holdings, Inc. (a)	39,338	1,909,860
Kraton Performance Polymers, Inc. (a)	57,011	2,795,249
Kronos Worldwide, Inc.	43,135	1,134,882
LSB Industries, Inc. (a)(b)	40,704	307,315
Minerals Technologies, Inc.	66,838	4,805,652
OMNOVA Solutions, Inc. (a)	82,153	907,791
PolyOne Corp.	154,813	7,132,235
Quaker Chemical Corp.	24,690	3,834,851
Rayonier Advanced Materials, Inc. (b)	81,769	1,175,021
Sensient Technologies Corp.	84,145	6,399,227
Stepan Co.	37,945	3,030,288
Trecora Resources (a)	37,315	453,377
Tredegar Corp.	48,466	937,817
Trinseo SA	84,332	5,987,572
Tronox Ltd. Class A	163,903	4,338,512
Valhi, Inc.	47,567	206,916
		84,907,060
Construction Materials - 0.2%
Forterra, Inc. (b)	35,365	175,410
Foundation Building Materials, Inc.	28,042	377,165
Summit Materials, Inc.	203,712	6,396,557
U.S. Concrete, Inc. (a)(b)	28,947	2,263,655
United States Lime & Minerals, Inc.	3,717	337,689
		9,550,476
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	48,291	2,681,599
Class B	10,948	688,082
Myers Industries, Inc.	44,225	955,260
UFP Technologies, Inc. (a)	12,029	371,095
		4,696,036
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	599,904	2,753,559
Allegheny Technologies, Inc. (a)(b)	206,643	5,203,271
Ampco-Pittsburgh Corp.	16,811	278,222
Atkore International Group, Inc. (a)	62,276	1,202,550
Carpenter Technology Corp.	88,160	4,389,486
Century Aluminum Co. (a)(b)	94,841	1,327,774
Cliffs Natural Resources, Inc. (a)(b)	566,562	3,376,710
Coeur d'Alene Mines Corp. (a)	344,588	2,615,423
Commercial Metals Co.	219,827	4,282,230
Compass Minerals International, Inc. (b)	64,395	4,224,312
Ferroglobe Representation & Warranty Insurance (c)	73,951	1
Gold Resource Corp.	98,665	358,154
Haynes International, Inc.	23,537	839,800
Hecla Mining Co.	749,573	3,537,985
Kaiser Aluminum Corp.	31,534	3,127,542
Klondex Mines Ltd. (a)(b)	336,014	971,080
Materion Corp.	37,958	1,949,143
Olympic Steel, Inc.	17,270	326,058
Ryerson Holding Corp. (a)	30,351	267,089
Schnitzer Steel Industries, Inc. Class A	50,282	1,480,805
SunCoke Energy, Inc. (a)	122,958	1,363,604
TimkenSteel Corp. (a)(b)	75,288	1,054,032
Worthington Industries, Inc.	85,578	3,893,799
		48,822,629
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	73,662	2,611,318
Clearwater Paper Corp. (a)	31,009	1,431,065
Deltic Timber Corp.	20,918	1,937,216
Kapstone Paper & Packaging Corp.	165,426	3,715,468
Louisiana-Pacific Corp. (a)	276,699	7,520,679
Neenah Paper, Inc.	31,589	2,741,925
P.H. Glatfelter Co.	83,237	1,744,648
Schweitzer-Mauduit International, Inc.	57,841	2,442,625
Verso Corp. (a)	65,216	457,164
		24,602,108

TOTAL MATERIALS		172,578,309

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust (SBI)	157,981	4,447,165
Agree Realty Corp.	52,688	2,491,616
Alexander & Baldwin, Inc.	88,601	4,008,309
Alexanders, Inc.	4,055	1,666,605
Altisource Residential Corp. Class B	93,877	1,001,668
American Assets Trust, Inc.	76,944	2,984,658
Armada Hoffler Properties, Inc.	86,664	1,236,695
Ashford Hospitality Prime, Inc.	50,953	495,263
Ashford Hospitality Trust, Inc.	145,396	1,022,134
Bluerock Residential Growth (REIT), Inc.	45,774	516,788
CareTrust (REIT), Inc.	143,604	2,714,116
CatchMark Timber Trust, Inc.	76,683	981,542
CBL & Associates Properties, Inc. (b)	321,223	2,518,388
Cedar Realty Trust, Inc.	157,063	854,423
Chatham Lodging Trust	73,403	1,596,515
Chesapeake Lodging Trust	112,275	3,132,473
City Office REIT, Inc.	58,357	760,975
Clipper Realty, Inc.	27,343	297,218
Community Healthcare Trust, Inc.	32,520	892,024
CorEnergy Infrastructure Trust, Inc. (b)	23,001	829,876
Cousins Properties, Inc. (b)	794,495	7,166,345
DiamondRock Hospitality Co.	380,028	4,127,104
Easterly Government Properties, Inc.	69,930	1,406,992
EastGroup Properties, Inc.	63,896	5,788,339
Education Realty Trust, Inc.	139,612	4,872,459
Farmland Partners, Inc. (b)	61,895	516,823
First Industrial Realty Trust, Inc.	226,145	6,983,358
Four Corners Property Trust, Inc.	117,622	2,902,911
Franklin Street Properties Corp.	200,103	2,001,030
Getty Realty Corp.	58,771	1,669,684
Gladstone Commercial Corp.	51,248	1,110,032
Global Medical REIT, Inc. (b)	34,887	295,144
Global Net Lease, Inc.	126,681	2,736,310
Government Properties Income Trust	180,044	3,271,399
Gramercy Property Trust	287,707	8,544,898
Healthcare Realty Trust, Inc.	233,183	7,517,820
Hersha Hospitality Trust	74,122	1,311,218
Independence Realty Trust, Inc.	131,943	1,339,221
InfraReit, Inc.	80,974	1,813,818
Investors Real Estate Trust	232,046	1,357,469
iStar Financial, Inc. (a)(b)	132,177	1,546,471
Jernigan Capital, Inc.	25,087	514,785
Kite Realty Group Trust	158,323	2,959,057
LaSalle Hotel Properties (SBI) (b)	216,153	6,097,676
Lexington Corporate Properties Trust	412,676	4,176,281
LTC Properties, Inc.	74,825	3,480,111
Mack-Cali Realty Corp.	171,977	3,915,916
MedEquities Realty Trust, Inc.	55,165	641,017
Monmouth Real Estate Investment Corp. Class A	132,158	2,251,972
National Health Investors, Inc.	75,454	5,748,840
National Storage Affiliates Trust	84,572	2,096,540
New Senior Investment Group, Inc.	157,691	1,409,758
NexPoint Residential Trust, Inc.	33,095	786,006
NorthStar Realty Europe Corp.	104,067	1,401,782
One Liberty Properties, Inc.	28,330	686,436
Pebblebrook Hotel Trust (b)	130,868	4,666,753
Pennsylvania Real Estate Investment Trust (SBI) (b)	131,183	1,275,099
Physicians Realty Trust	341,853	5,941,405
Potlatch Corp.	76,901	3,983,472
Preferred Apartment Communities, Inc. Class A	61,416	1,219,108
PS Business Parks, Inc.	37,469	4,958,273
QTS Realty Trust, Inc. Class A	90,941	5,260,937
Quality Care Properties, Inc.	179,836	2,846,804
RAIT Financial Trust (b)	170,916	91,440
Ramco-Gershenson Properties Trust (SBI)	150,725	1,903,657
Retail Opportunity Investments Corp.	206,129	3,706,199
Rexford Industrial Realty, Inc.	133,886	3,975,075
RLJ Lodging Trust	322,298	6,980,975
Ryman Hospitality Properties, Inc.	83,990	5,554,259
Sabra Health Care REIT, Inc. (b)	332,436	6,622,125
Safety Income and Growth, Inc.	19,362	347,935
Saul Centers, Inc.	21,205	1,296,050
Select Income REIT	121,134	2,926,597
Seritage Growth Properties (b)	47,616	1,958,446
Stag Industrial, Inc.	176,420	4,816,266
Starwood Waypoint Homes	243,155	8,828,958
Summit Hotel Properties, Inc.	197,227	3,118,159
Sunstone Hotel Investors, Inc.	429,022	7,001,639
Terreno Realty Corp.	97,470	3,579,098
The GEO Group, Inc.	232,785	6,040,771
TIER REIT, Inc.	91,255	1,785,860
UMH Properties, Inc.	58,273	870,599
Universal Health Realty Income Trust (SBI)	24,026	1,758,943
Urban Edge Properties	186,032	4,364,311
Urstadt Biddle Properties, Inc. Class A	55,725	1,210,904
Washington REIT (SBI)	146,385	4,712,133
Whitestone REIT Class B (b)	70,361	940,023
WP Glimcher, Inc.	354,395	2,774,913
Xenia Hotels & Resorts, Inc.	204,462	4,449,093
		260,659,752
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)(b)	21,296	550,289
Consolidated-Tomoka Land Co.	7,414	433,867
Forestar Group, Inc. (a)(b)	19,950	355,110
FRP Holdings, Inc. (a)	12,450	552,158
Griffin Industrial Realty, Inc.	1,357	50,345
HFF, Inc.	69,846	3,063,446
Kennedy-Wilson Holdings, Inc. (b)	229,939	4,472,314
Marcus & Millichap, Inc. (a)	30,503	866,895
Maui Land & Pineapple, Inc. (a)	12,734	203,107
RE/MAX Holdings, Inc.	33,899	2,254,284
Redfin Corp. (b)	20,278	477,344
Stratus Properties, Inc.	11,252	334,747
Tejon Ranch Co. (a)	38,909	733,435
The St. Joe Co. (a)(b)	91,185	1,623,093
Transcontinental Realty Investors, Inc. (a)	2,980	88,446
Trinity Place Holdings, Inc. (a)	32,794	236,117
		16,294,997

TOTAL REAL ESTATE		276,954,749

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	20,386	1,106,756
Cincinnati Bell, Inc. (a)	80,426	1,536,137
Cogent Communications Group, Inc.	79,298	4,274,162
Consolidated Communications Holdings, Inc.	123,676	2,370,869
Frontier Communications Corp. (b)	149,435	1,809,658
General Communications, Inc. Class A (a)	50,691	2,072,755
Globalstar, Inc. (a)(b)	880,885	1,418,225
Hawaiian Telcom Holdco, Inc. (a)	11,899	358,755
IDT Corp. Class B	32,758	431,750
Intelsat SA (a)(b)	68,416	297,610
Iridium Communications, Inc. (a)(b)	159,129	1,909,548
Lumos Networks Corp. (a)	41,373	743,059
Ooma, Inc. (a)	32,425	340,463
ORBCOMM, Inc. (a)	127,649	1,443,710
PDVWireless, Inc. (a)(b)	17,872	510,246
Straight Path Communications, Inc. Class B (a)(b)	18,602	3,376,449
Vonage Holdings Corp. (a)	380,142	3,090,554
WideOpenWest, Inc. (b)	41,319	528,470
Windstream Holdings, Inc. (b)	361,183	679,024
		28,298,200
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	68,947	1,611,981
Shenandoah Telecommunications Co.	88,428	3,360,264
Spok Holdings, Inc.	37,656	638,269
		5,610,514

TOTAL TELECOMMUNICATION SERVICES		33,908,714

UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	97,222	7,617,344
El Paso Electric Co.	76,728	4,411,860
Genie Energy Ltd. Class B	24,347	139,265
IDACORP, Inc.	95,960	8,831,199
MGE Energy, Inc.	66,551	4,395,694
Otter Tail Corp.	75,114	3,451,488
PNM Resources, Inc.	151,697	6,583,650
Portland General Electric Co.	169,973	8,114,511
Spark Energy, Inc. Class A, (b)	21,869	306,166
		43,851,177
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	30,230	2,435,027
New Jersey Resources Corp.	163,642	7,273,887
Northwest Natural Gas Co.	54,057	3,586,682
ONE Gas, Inc.	99,405	7,652,197
RGC Resources, Inc. (b)	12,538	364,730
South Jersey Industries, Inc.	151,997	5,163,338
Southwest Gas Holdings, Inc.	90,400	7,448,056
Spire, Inc.	89,914	7,098,710
WGL Holdings, Inc.	97,541	8,359,264
		49,381,891
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	219,578	544,647
Dynegy, Inc. (a)	210,332	2,618,633
NRG Yield, Inc.:
Class A	66,263	1,215,926
Class C	121,511	2,260,105
Ormat Technologies, Inc.	75,385	4,894,748
Pattern Energy Group, Inc. (b)	134,092	3,093,502
TerraForm Global, Inc. (a)	170,816	832,728
Terraform Power, Inc. (b)	86,317	1,159,237
		16,619,526
Multi-Utilities - 0.5%
Avista Corp.	122,401	6,394,228
Black Hills Corp. (b)	101,689	6,636,224
NorthWestern Energy Corp.	92,482	5,482,333
Unitil Corp.	26,200	1,362,400
		19,875,185
Water Utilities - 0.4%
American States Water Co.	69,219	3,720,521
AquaVenture Holdings Ltd. (b)	22,258	270,880
Artesian Resources Corp. Class A	15,224	618,399
Cadiz, Inc. (a)(b)	39,785	527,151
California Water Service Group	91,612	3,847,704
Connecticut Water Service, Inc.	21,002	1,302,544
Consolidated Water Co., Inc.	28,205	346,922
Global Water Resources, Inc.	18,530	174,367
Middlesex Water Co.	30,133	1,310,183
Pure Cycle Corp. (a)	32,331	245,716
Select Energy Services, Inc. Class A (b)	17,559	285,861
SJW Corp.	31,389	1,861,682
York Water Co.	24,555	864,336
		15,376,266

TOTAL UTILITIES		145,104,045

TOTAL COMMON STOCKS
(Cost $3,304,841,027)		3,895,586,685
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,984,920)	2,000,000	1,983,341
	Shares	Value

Money Market Funds - 20.7%
Fidelity Cash Central Fund, 1.10% (e)	33,099,709	$33,106,329
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	781,475,039	781,553,186
TOTAL MONEY MARKET FUNDS
(Cost $814,627,651)		814,659,515
TOTAL INVESTMENT IN SECURITIES - 120.0%
(Cost $4,121,453,598)		4,712,229,541
NET OTHER ASSETS (LIABILITIES) - (20.0)%		(786,230,268)
NET ASSETS - 100%		$3,925,999,273

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	390	Dec. 2017	$29,302,650	$1,577,860	$1,577,860

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,167,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$222,551
Fidelity Securities Lending Cash Central Fund	3,670,880
Total	$3,893,431

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$464,375,599	$464,375,599	$--	$--
Consumer Staples	103,203,745	103,203,745	--	--
Energy	138,908,355	138,908,355	--	--
Financials	721,192,035	720,775,261	--	416,774
Health Care	570,260,013	569,773,092	--	486,921
Industrials	594,220,286	594,220,286	--	--
Information Technology	674,880,835	674,880,835	--	--
Materials	172,578,309	172,578,308	--	1
Real Estate	276,954,749	276,954,749	--	--
Telecommunication Services	33,908,714	33,908,714	--	--
Utilities	145,104,045	145,104,045	--	--
U.S. Government and Government Agency Obligations	1,983,341	--	1,983,341	--
Money Market Funds	814,659,515	814,659,515	--	--
Total Investments in Securities:	$4,712,229,541	$4,709,342,504	$1,983,341	$903,696
Derivative Instruments:
Assets
Futures Contracts	$1,577,860	$1,577,860	$--	$--
Total Assets	$1,577,860	$1,577,860	$--	$--
Total Derivative Instruments:	$1,577,860	$1,577,860	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,577,860	$0
Total Equity Risk	1,577,860	0
Total Value of Derivatives	$1,577,860	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $765,403,819) — See accompanying schedule: Unaffiliated issuers (cost $3,306,825,947)	$3,897,570,026
Fidelity Central Funds (cost $814,627,651)	814,659,515
Total Investment in Securities (cost $4,121,453,598)		$4,712,229,541
Cash		20,152
Receivable for fund shares sold		14,186,766
Dividends receivable		1,104,847
Distributions receivable from Fidelity Central Funds		733,525
Receivable for daily variation margin on futures contracts		200,640
Other receivables		7,261
Total assets		4,728,482,732
Liabilities
Payable for investments purchased	$5,422,445
Payable for fund shares redeemed	15,370,913
Accrued management fee	113,287
Payable for daily variation margin on futures contracts	517
Other affiliated payables	43,170
Collateral on securities loaned	781,533,127
Total liabilities		802,483,459
Net Assets		$3,925,999,273
Net Assets consist of:
Paid in capital		$3,252,152,093
Undistributed net investment income		26,831,278
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,662,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		592,353,805
Net Assets		$3,925,999,273
Investor Class:
Net Asset Value, offering price and redemption price per share ($47,675,282 ÷ 2,347,113 shares)		$20.31
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,698,778,488 ÷ 132,669,961 shares)		$20.34
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,005,716,475 ÷ 49,429,495 shares)		$20.35
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($173,829,028 ÷ 8,543,710 shares)		$20.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$23,968,838
Interest		12,196
Income from Fidelity Central Funds (including $3,670,880 from security lending)		3,893,431
Total income		27,874,465
Expenses
Management fee	$640,829
Transfer agent fees	345,659
Independent trustees' fees and expenses	5,946
Miscellaneous	4,869
Total expenses before reductions	997,303
Expense reductions	(603)	996,700
Net investment income (loss)		26,877,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,857,552
Fidelity Central Funds	185
Foreign currency transactions	143
Futures contracts	1,587,722
Total net realized gain (loss)		65,445,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	187,231,518
Fidelity Central Funds	(1,537)
Assets and liabilities in foreign currencies	2
Futures contracts	596,895
Total change in net unrealized appreciation (depreciation)		187,826,878
Net gain (loss)		253,272,480
Net increase (decrease) in net assets resulting from operations		$280,150,245

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,877,765	$30,222,488
Net realized gain (loss)	65,445,602	37,646,720
Change in net unrealized appreciation (depreciation)	187,826,878	399,973,611
Net increase (decrease) in net assets resulting from operations	280,150,245	467,842,819
Distributions to shareholders from net investment income	(9,650,356)	(26,522,981)
Distributions to shareholders from net realized gain	(26,074,241)	(21,906,437)
Total distributions	(35,724,597)	(48,429,418)
Share transactions - net increase (decrease)	565,263,797	1,144,159,440
Redemption fees	–	128,948
Total increase (decrease) in net assets	809,689,445	1,563,701,789
Net Assets
Beginning of period	3,116,309,828	1,552,608,039
End of period	$3,925,999,273	$3,116,309,828
Other Information
Undistributed net investment income end of period	$26,831,278	$9,603,869

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$15.46	$17.05	$16.06	$13.59	$11.78
Income from Investment Operations
Net investment income (loss)A	.14	.22	.22	.22	.19	.18
Net realized and unrealized gain (loss)	1.37	3.71	(1.21)	1.34	2.56	1.85
Total from investment operations	1.51	3.93	(.99)	1.56	2.75	2.03
Distributions from net investment income	(.05)	(.20)	(.19)	(.18)	(.12)	(.14)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.20)B	(.39)	(.60)	(.57)	(.29)C	(.23)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	.01	.01
Net asset value, end of period	$20.31	$19.00	$15.46	$17.05	$16.06	$13.59
Total ReturnF,G	8.02%	25.66%	(5.87)%	9.82%	20.46%	17.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.18%J	.22%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.18%J	.19%	.23%	.23%	.23%	.29%
Expenses net of all reductions	.18%J	.19%	.23%	.23%	.23%	.29%
Net investment income (loss)	1.45%J	1.29%	1.38%	1.30%	1.18%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$47,675	$41,190	$41,773	$31,449	$21,013	$8,079
Portfolio turnover rateK	19%J	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.155 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.08	$13.61	$11.79
Income from Investment Operations
Net investment income (loss)A	.15	.25	.24	.24	.21	.21
Net realized and unrealized gain (loss)	1.37	3.71	(1.21)	1.34	2.57	1.84
Total from investment operations	1.52	3.96	(.97)	1.58	2.78	2.05
Distributions from net investment income	(.06)	(.22)	(.21)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.21)B	(.41)	(.62)	(.59)	(.32)	(.24)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	.01	.01
Net asset value, end of period	$20.34	$19.03	$15.48	$17.07	$16.08	$13.61
Total ReturnE,F	8.07%	25.86%	(5.73)%	9.96%	20.61%	17.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.09%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.06%I	.07%	.09%	.09%	.09%	.12%
Expenses net of all reductions	.06%I	.07%	.09%	.09%	.09%	.12%
Net investment income (loss)	1.57%I	1.41%	1.52%	1.44%	1.32%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,698,778	$2,227,297	$1,101,583	$895,003	$632,741	$197,995
Portfolio turnover rateJ	19%I	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.155 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.15	.25	.24	.24	.21	.22
Net realized and unrealized gain (loss)	1.38	3.71	(1.20)	1.34	2.58	1.82
Total from investment operations	1.53	3.96	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.06)	(.22)	(.22)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.21)B	(.41)	(.63)	(.60)C	(.32)	(.24)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	.01	.01
Net asset value, end of period	$20.35	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnF,G	8.13%	25.88%	(5.71)%	9.92%	20.71%	17.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%J	.07%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%J	.06%	.07%	.07%	.07%	.10%
Expenses net of all reductions	.05%J	.06%	.07%	.07%	.07%	.10%
Net investment income (loss)	1.58%J	1.42%	1.54%	1.46%	1.34%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,005,716	$677,917	$292,313	$376,321	$263,061	$27,675
Portfolio turnover rateK	19%J	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.155 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.15	.25	.24	.25	.21	.23
Net realized and unrealized gain (loss)	1.38	3.72	(1.20)	1.33	2.58	1.81
Total from investment operations	1.53	3.97	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.06)	(.23)	(.22)	(.21)	(.14)	(.16)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.21)B	(.42)	(.63)	(.60)	(.32)	(.24)
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01	.01
Net asset value, end of period	$20.35	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnD,E	8.14%	25.90%	(5.69)%	9.94%	20.73%	17.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.04%H	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%H	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.59%H	1.44%	1.56%	1.48%	1.36%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$173,829	$169,906	$116,939	$4,389	$3,654	$2,082
Portfolio turnover rateI	19%H	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.0597 and distributions from net realized gain of $.155 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$4,842,148,691	$863,437,562	$(255,839,528)	$607,598,034
Fidelity Small Cap Index Fund	4,137,090,010	855,418,731	(278,701,340)	576,717,391

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Mid Cap Index Fund
Equity Risk
Futures Contracts	$244,600	$617,523
Total Equity Risk	244,600	617,523
Totals	$244,600	$617,523
Fidelity Small Cap Index Fund
Equity Risk
Futures Contracts	$1,587,722	$596,895
Total Equity Risk	1,587,722	596,895
Totals	$1,587,722	$596,895

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	1,448,257,570	263,868,083
Fidelity Small Cap Index Fund	962,606,142	331,285,239

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .035% of each Fund's average net assets. Prior to August 1, 2017, the management fee was based on an annual rate of .04% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .037% and .037% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to August 1, 2017, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Mid Cap Index Fund
Investor Class	$48,962.143
Premium Class	320,978.022
Institutional Class	57,083.012
	$427,023
Fidelity Small Cap Index Fund
Investor Class	$ 31,311.142
Premium Class	267,038.022
Institutional Class	47,310.012
	$345,659

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$5,924
Fidelity Small Cap Index Fund	4,869

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
Fidelity Mid Cap Index Fund	$323
Fidelity Small Cap Index Fund	603

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$222,713	$697,250
Premium Class	10,283,028	23,626,723
Institutional Class	3,060,207	7,404,312
Institutional Premium Class	741,100	130,000
Total	$14,307,048	$31,858,285
From net realized gain
Investor Class	$190,384	$517,464
Premium Class	7,532,831	16,055,901
Institutional Class	2,215,117	5,014,734
Institutional Premium Class	524,060	85,628
Total	$10,462,392	$21,673,727
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$105,521	$502,754
Premium Class	6,877,378	19,402,904
Institutional Class	2,136,166	4,821,792
Institutional Premium Class	531,291	1,795,531
Total	$9,650,356	$26,522,981
From net realized gain
Investor Class	$347,961	$489,673
Premium Class	18,642,792	15,955,227
Institutional Class	5,704,784	3,981,057
Institutional Premium Class	1,378,704	1,480,480
Total	$26,074,241	$21,906,437

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	2,008,043	7,643,350	$39,426,063	$138,601,699
Reinvestment of distributions	20,454	64,351	397,826	1,157,032
Shares redeemed	(2,100,779)	(7,299,480)	(41,418,706)	(132,202,817)
Net increase (decrease)	(72,282)	408,221	$(1,594,817)	$7,555,914
Premium Class
Shares sold	36,724,883	88,482,589	$724,173,372	$1,611,671,089
Reinvestment of distributions	881,625	2,101,997	17,165,232	37,889,390
Shares redeemed	(21,846,790)	(27,363,353)	(431,680,028)	(498,676,120)
Net increase (decrease)	15,759,718	63,221,233	$309,658,576	$1,150,884,359
Institutional Class
Shares sold	30,115,112	39,004,771	$596,338,632	$704,754,377
Reinvestment of distributions	258,898	677,027	5,043,322	12,225,217
Shares redeemed	(3,054,654)	(17,190,638)	(60,287,875)	(321,040,955)
Net increase (decrease)	27,319,356	22,491,160	$541,094,079	$395,938,639
Institutional Premium Class
Shares sold	16,940,064	17,946,363	$332,681,359	$342,998,448
Reinvestment of distributions	64,978	11,986	1,265,113	215,629
Shares redeemed	(2,184,363)	(8,463,801)	(43,157,772)	(160,184,276)
Net increase (decrease)	14,820,679	9,494,548	$290,788,700	$183,029,801
Fidelity Small Cap Index Fund
Investor Class
Shares sold	2,150,705	5,465,816	$41,616,511	$96,808,855
Reinvestment of distributions	22,720	53,687	434,415	928,096
Shares redeemed	(1,993,929)	(6,054,316)	(38,565,993)	(105,312,406)
Net increase (decrease)	179,496	(534,813)	$3,484,933	$(7,575,455)
Premium Class
Shares sold	36,140,939	69,330,537	$698,626,574	$1,236,215,604
Reinvestment of distributions	1,283,552	1,947,528	24,567,190	34,128,827
Shares redeemed	(21,805,232)	(25,390,842)	(420,314,751)	(450,079,071)
Net increase (decrease)	15,619,259	45,887,223	$302,879,013	$820,265,360
Institutional Class
Shares sold	18,527,308	21,675,323	$357,098,193	$393,667,824
Reinvestment of distributions	405,503	504,272	7,761,338	8,802,701
Shares redeemed	(5,122,568)	(5,439,718)	(98,955,712)	(96,173,924)
Net increase (decrease)	13,810,243	16,739,877	$265,903,819	$306,296,601
Institutional Premium Class
Shares sold	793,720	3,037,631	$15,393,538	$54,318,701
Reinvestment of distributions	99,787	188,382	1,909,915	3,276,011
Shares redeemed	(1,277,037)	(1,851,388)	(24,307,421)	(32,421,778)
Net increase (decrease)	(383,530)	1,374,625	$(7,003,968)	$25,172,934

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Fidelity Mid Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,070.80	$.89
Hypothetical-C		$1,000.00	$1,024.35	$.87
Premium Class	.05%
Actual		$1,000.00	$1,071.80	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,071.80	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,071.90	$.21
Hypothetical-C		$1,000.00	$1,025.03	$.20
Fidelity Small Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,080.20	$.89
Hypothetical-C		$1,000.00	$1,024.35	$.87
Premium Class	.05%
Actual		$1,000.00	$1,080.70	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,081.30	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,081.40	$.21
Hypothetical-C		$1,000.00	$1,025.03	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to each fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Mid Cap Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.12% to 0.04%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

At its July 2017 meeting, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.04% to 0.035% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Mid Cap Index - Net Mgmt Fee
Mid Cap Index - Gross Mgmt Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
35
25
25
25
20
17
16
15
15
14
12
12
12
12
4
2
3
-5
-32

	2012	2013	2014	2015	2016
TMG %	2%	0%	8%	8%	7%
Funds	50	53	53	54	58
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

Fidelity Small Cap Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.15% to 0.04%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.04% to 0.035%.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Small Cap Index - Net Mgmt Fee
Small Cap Index - Gross Mgmt Fee
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
35
25
25
25
20
17
16
15
15
14
15
15
15
15
4
5
7
-4
-39

	2012	2013	2014	2015	2016
TMG %	0%	2%	21%	25%	7%
Funds	50	53	53	54	58
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.04% effective August 1, 2017); Institutional Premium Class: 0.04% (0.035% effective August 1, 2017); Investor Class: 0.19% (0.17% effective August 1, 2017); and Premium Class: 0.07% (0.05% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-I-SCX-I-SANN-1217
1.929323.106

Fidelity® Large Cap Growth Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.1	6.1
Microsoft Corp.	5.0	4.4
Amazon.com, Inc.	3.5	3.1
Facebook, Inc. Class A	3.4	2.9
Alphabet, Inc. Class C	2.5	2.3
Alphabet, Inc. Class A	2.5	2.3
Visa, Inc. Class A	1.6	1.5
UnitedHealth Group, Inc.	1.6	1.4
Home Depot, Inc.	1.6	1.7
Comcast Corp. Class A	1.3	1.5
	30.1

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.8	32.6
Consumer Discretionary	17.5	20.8
Health Care	13.1	15.7
Industrials	12.2	10.4
Consumer Staples	6.5	8.9
Materials	3.8	3.5
Financials	3.3	2.8
Real Estate	2.5	2.7
Telecommunication Services	0.9	0.9
Energy	0.9	0.5

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.8%

As of April 30, 2017*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.0%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
BorgWarner, Inc.	1,253	$66,058
Delphi Automotive PLC	15,161	1,506,700
Gentex Corp.	10,290	199,729
Lear Corp.	3,217	564,873
Visteon Corp. (a)	1,750	220,570
		2,557,930
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	7,149	338,434
Tesla, Inc. (a)(b)	7,357	2,439,066
Thor Industries, Inc.	2,781	378,828
		3,156,328
Distributors - 0.1%
Genuine Parts Co.	3,037	267,955
LKQ Corp. (a)	2,535	95,544
Pool Corp.	2,243	270,910
		634,409
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,833	244,488
H&R Block, Inc.	1,705	42,182
Service Corp. International	10,257	363,713
ServiceMaster Global Holdings, Inc. (a)	7,529	354,691
		1,005,074
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	5,752	251,305
Chipotle Mexican Grill, Inc. (a)	1,442	392,080
Choice Hotels International, Inc.	1,899	132,455
Darden Restaurants, Inc.	7,012	576,877
Domino's Pizza, Inc.	2,698	493,734
Dunkin' Brands Group, Inc.	5,051	298,363
Extended Stay America, Inc. unit	6,103	120,961
Hilton Grand Vacations, Inc.	3,878	158,843
Hilton, Inc.	10,883	786,623
Las Vegas Sands Corp.	20,466	1,297,135
Marriott International, Inc. Class A	17,894	2,137,975
McDonald's Corp.	46,168	7,705,901
MGM Mirage, Inc.	2,032	63,703
Six Flags Entertainment Corp. (b)	3,770	236,718
Starbucks Corp.	79,899	4,381,661
Vail Resorts, Inc.	2,231	510,944
Wendy's Co.	10,483	159,446
Wyndham Worldwide Corp.	5,748	614,174
Wynn Resorts Ltd.	4,489	662,083
Yum China Holdings, Inc.	18,045	728,116
Yum! Brands, Inc.	19,824	1,475,897
		23,184,994
Household Durables - 0.3%
D.R. Horton, Inc.	10,563	466,990
Leggett & Platt, Inc. (b)	5,939	280,677
Mohawk Industries, Inc. (a)	207	54,184
NVR, Inc. (a)	188	616,898
PulteGroup, Inc.	4,411	133,345
Tempur Sealy International, Inc. (a)(b)	956	62,494
Toll Brothers, Inc.	3,992	183,792
Tupperware Brands Corp.	2,837	166,674
Whirlpool Corp.	310	50,818
		2,015,872
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	22,489	24,856,642
Expedia, Inc.	6,907	861,027
Liberty Expedia Holdings, Inc.	528	24,341
Liberty Interactive Corp. QVC Group Series A (a)	12,949	294,201
Netflix, Inc. (a)	23,223	4,561,694
Priceline Group, Inc. (a)	2,780	5,315,249
TripAdvisor, Inc. (a)(b)	2,923	109,613
Wayfair LLC Class A (a)	2,142	149,726
		36,172,493
Leisure Products - 0.2%
Brunswick Corp.	4,053	205,284
Hasbro, Inc.	4,852	449,247
Mattel, Inc. (b)	3,467	48,954
Polaris Industries, Inc. (b)	3,297	390,464
		1,093,949
Media - 3.1%
AMC Networks, Inc. Class A (a)	3,022	153,759
Cable One, Inc.	263	186,680
CBS Corp. Class B (b)	20,070	1,126,328
Charter Communications, Inc. Class A (a)	7,276	2,431,421
Comcast Corp. Class A	246,619	8,885,683
DISH Network Corp. Class A (a)	9,705	471,081
Interpublic Group of Companies, Inc.	18,651	359,032
Lions Gate Entertainment Corp.:
Class A (a)	2,368	68,719
Class B	3,228	89,286
Live Nation Entertainment, Inc. (a)	7,496	328,175
Omnicom Group, Inc. (b)	13,145	883,213
Regal Entertainment Group Class A (b)	1,462	23,904
Scripps Networks Interactive, Inc. Class A	2,643	220,109
Sirius XM Holdings, Inc. (b)	79,215	430,930
The Madison Square Garden Co. (a)	79	17,593
The Walt Disney Co.	60,513	5,918,777
Twenty-First Century Fox, Inc.:
Class A	3,050	79,758
Class B	1,204	30,642
		21,705,090
Multiline Retail - 0.3%
Dollar General Corp.	5,893	476,390
Dollar Tree, Inc. (a)	12,279	1,120,459
Nordstrom, Inc. (b)	6,532	258,994
		1,855,843
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	1,094	89,424
AutoZone, Inc. (a)	1,348	794,646
Burlington Stores, Inc. (a)	2,235	209,844
CarMax, Inc. (a)	10,366	778,487
Dick's Sporting Goods, Inc.	3,787	92,668
Floor & Decor Holdings, Inc. Class A	1,165	43,921
Foot Locker, Inc.	419	12,604
Gap, Inc.	636	16,530
Home Depot, Inc.	67,984	11,270,388
L Brands, Inc. (b)	2,193	94,387
Lowe's Companies, Inc.	47,839	3,824,728
Michaels Companies, Inc. (a)	5,095	98,945
O'Reilly Automotive, Inc. (a)(b)	4,908	1,035,343
Ross Stores, Inc.	21,831	1,386,050
Sally Beauty Holdings, Inc. (a)	2,420	41,890
TJX Companies, Inc.	36,580	2,553,284
Tractor Supply Co.	7,216	434,836
Ulta Beauty, Inc.	3,359	677,813
Williams-Sonoma, Inc. (b)	939	48,452
		23,504,240
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	2,672	258,463
Hanesbrands, Inc. (b)	20,853	469,193
lululemon athletica, Inc. (a)	5,403	332,339
Michael Kors Holdings Ltd. (a)	532	25,967
NIKE, Inc. Class B	74,857	4,116,386
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,173	101,282
Tapestry, Inc.	2,689	110,115
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	7,376	92,348
Class C (non-vtg.) (a)(b)	7,749	89,346
VF Corp.	13,748	957,548
		6,552,987

TOTAL CONSUMER DISCRETIONARY		123,439,209

CONSUMER STAPLES - 6.5%
Beverages - 2.9%
Brown-Forman Corp.:
Class A	2,945	168,837
Class B (non-vtg.)	9,300	530,286
Constellation Brands, Inc. Class A (sub. vtg.)	9,161	2,007,083
Dr. Pepper Snapple Group, Inc.	10,203	873,989
Monster Beverage Corp. (a)	23,426	1,357,068
PepsiCo, Inc.	70,301	7,749,279
The Coca-Cola Co.	162,475	7,470,601
		20,157,143
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	24,728	3,983,186
Kroger Co.	27,292	564,944
Rite Aid Corp. (a)(b)	25,569	42,189
Sprouts Farmers Market LLC (a)	7,439	137,547
Sysco Corp.	27,948	1,554,468
Walgreens Boots Alliance, Inc.	9,822	650,904
Welbilt, Inc. (a)	7,247	159,869
		7,093,107
Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)(b)	5,237	151,506
Campbell Soup Co. (b)	6,530	309,326
General Mills, Inc.	23,419	1,215,914
Kellogg Co.	12,900	806,637
Lamb Weston Holdings, Inc.	1,932	98,513
McCormick & Co., Inc. (non-vtg.) (b)	6,775	674,316
Pilgrim's Pride Corp. (a)	2,509	79,736
The Hershey Co.	7,017	745,065
TreeHouse Foods, Inc. (a)	881	58,481
		4,139,494
Household Products - 0.7%
Church & Dwight Co., Inc.	14,032	633,825
Clorox Co.	6,184	782,462
Colgate-Palmolive Co.	7,776	547,819
Energizer Holdings, Inc.	3,448	148,230
Kimberly-Clark Corp.	17,117	1,925,834
Procter & Gamble Co.	7,288	629,246
Spectrum Brands Holdings, Inc. (b)	1,361	149,601
		4,817,017
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	12,357	1,381,636
Herbalife Ltd. (a)	3,816	277,118
Nu Skin Enterprises, Inc. Class A	743	47,262
		1,706,016
Tobacco - 1.1%
Altria Group, Inc.	109,328	7,021,044
Philip Morris International, Inc.	7,859	822,366
		7,843,410

TOTAL CONSUMER STAPLES		45,756,187

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	33,307	1,423,541
RPC, Inc. (b)	2,867	69,697
		1,493,238
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp. (a)	6,403	124,218
Apache Corp.	1,054	43,604
Cabot Oil & Gas Corp.	18,421	510,262
Cheniere Energy, Inc. (a)	7,630	356,626
Chesapeake Energy Corp. (a)(b)	3,129	12,203
Cimarex Energy Co.	5,002	584,884
Continental Resources, Inc. (a)	2,083	84,799
Devon Energy Corp.	2,261	83,431
Diamondback Energy, Inc. (a)	1,253	134,271
EOG Resources, Inc.	3,077	307,300
Gulfport Energy Corp. (a)	779	10,672
Laredo Petroleum, Inc. (a)	9,104	108,520
Newfield Exploration Co. (a)	11,101	341,800
ONEOK, Inc.	21,436	1,163,332
Parsley Energy, Inc. Class A (a)	8,513	226,446
Rice Energy, Inc. (a)	4,881	138,376
RSP Permian, Inc. (a)	3,715	127,833
The Williams Companies, Inc.	6,807	194,000
		4,552,577

TOTAL ENERGY		6,045,815

FINANCIALS - 3.3%
Banks - 0.3%
Bank of the Ozarks, Inc.	3,101	144,569
East West Bancorp, Inc.	464	27,766
First Republic Bank	7,211	702,351
Pinnacle Financial Partners, Inc.	1,197	79,241
Signature Bank (a)	1,806	234,798
SVB Financial Group (a)	2,166	474,960
Western Alliance Bancorp. (a)	3,341	186,428
		1,850,113
Capital Markets - 1.9%
Ameriprise Financial, Inc.	7,650	1,197,531
BGC Partners, Inc. Class A	3,094	46,936
CBOE Holdings, Inc.	6,230	704,364
Charles Schwab Corp.	53,390	2,394,008
Eaton Vance Corp. (non-vtg.)	6,222	314,024
FactSet Research Systems, Inc.	2,176	413,157
Federated Investors, Inc. Class B (non-vtg.)	1,377	42,783
IntercontinentalExchange, Inc.	15,804	1,044,644
Invesco Ltd.	3,398	121,614
Lazard Ltd. Class A	6,051	287,665
Legg Mason, Inc.	1,044	39,860
LPL Financial	4,939	245,024
MarketAxess Holdings, Inc.	2,052	357,048
Moody's Corp.	9,428	1,342,641
Morningstar, Inc.	1,030	87,766
MSCI, Inc.	5,002	587,035
Raymond James Financial, Inc.	1,894	160,573
S&P Global, Inc.	14,592	2,283,210
SEI Investments Co.	7,676	495,179
State Street Corp.	1,090	100,280
T. Rowe Price Group, Inc.	2,051	190,538
TD Ameritrade Holding Corp.	12,732	636,473
		13,092,353
Consumer Finance - 0.0%
Capital One Financial Corp.	1,769	163,066
Credit Acceptance Corp. (a)(b)	567	162,576
		325,642
Diversified Financial Services - 0.0%
Leucadia National Corp.	4,153	105,071
Voya Financial, Inc.	547	21,968
		127,039
Insurance - 1.1%
Allstate Corp.	5,638	529,183
American International Group, Inc.	6,106	394,509
Aon PLC	14,723	2,111,720
Arch Capital Group Ltd. (a)	978	97,448
Arthur J. Gallagher & Co.	6,853	434,000
Aspen Insurance Holdings Ltd.	988	42,385
Assurant, Inc.	592	59,585
Erie Indemnity Co. Class A	1,030	124,424
Marsh & McLennan Companies, Inc.	29,078	2,353,283
Progressive Corp.	32,776	1,594,552
RenaissanceRe Holdings Ltd.	138	19,094
XL Group Ltd.	4,521	182,965
		7,943,148

TOTAL FINANCIALS		23,338,295

HEALTH CARE - 13.1%
Biotechnology - 4.6%
AbbVie, Inc.	90,147	8,135,767
ACADIA Pharmaceuticals, Inc. (a)	5,400	188,082
Agios Pharmaceuticals, Inc. (a)	2,149	138,116
Alexion Pharmaceuticals, Inc. (a)	9,952	1,190,856
Alkermes PLC (a)	8,501	414,509
Alnylam Pharmaceuticals, Inc. (a)	3,930	478,831
Amgen, Inc.	12,004	2,103,341
Biogen, Inc. (a)	11,291	3,518,953
BioMarin Pharmaceutical, Inc. (a)	9,932	815,318
Bioverativ, Inc.	6,065	342,673
Celgene Corp. (a)	43,867	4,429,251
Exelixis, Inc. (a)	16,365	405,688
Gilead Sciences, Inc.	52,666	3,947,843
Incyte Corp. (a)	9,545	1,080,971
Intercept Pharmaceuticals, Inc. (a)(b)	954	58,795
Intrexon Corp. (a)(b)	2,339	38,243
Ionis Pharmaceuticals, Inc. (a)	7,007	400,170
Neurocrine Biosciences, Inc. (a)	4,866	302,227
Opko Health, Inc. (a)(b)	1,800	12,114
Regeneron Pharmaceuticals, Inc. (a)	4,437	1,786,425
Seattle Genetics, Inc. (a)	5,323	326,353
TESARO, Inc. (a)	2,070	239,644
Vertex Pharmaceuticals, Inc. (a)	14,247	2,083,339
		32,437,509
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	2,299	443,523
Align Technology, Inc. (a)	4,495	1,074,215
Baxter International, Inc.	2,626	169,298
Becton, Dickinson & Co.	12,664	2,642,597
Boston Scientific Corp. (a)	77,499	2,180,822
C.R. Bard, Inc.	4,082	1,335,100
DexCom, Inc. (a)	4,770	214,507
Edwards Lifesciences Corp. (a)	11,860	1,212,448
Hill-Rom Holdings, Inc.	3,451	278,530
Hologic, Inc. (a)	8,836	334,443
IDEXX Laboratories, Inc. (a)	4,911	816,061
Intuitive Surgical, Inc. (a)	6,201	2,327,607
Medtronic PLC	5,643	454,374
ResMed, Inc.	7,859	661,571
Stryker Corp.	19,263	2,983,261
Teleflex, Inc.	396	93,844
The Cooper Companies, Inc.	2,118	508,871
Varian Medical Systems, Inc. (a)	5,183	540,017
West Pharmaceutical Services, Inc.	4,188	424,663
		18,695,752
Health Care Providers & Services - 2.7%
Aetna, Inc.	5,927	1,007,768
AmerisourceBergen Corp.	8,937	687,702
Centene Corp. (a)	1,205	112,872
Cigna Corp.	12,301	2,426,003
Express Scripts Holding Co. (a)	2,231	136,738
HCA Holdings, Inc. (a)	1,224	92,596
Henry Schein, Inc. (a)	8,903	699,776
Humana, Inc.	7,684	1,962,109
LifePoint Hospitals, Inc. (a)	338	16,275
McKesson Corp.	1,237	170,558
Patterson Companies, Inc.	423	15,651
Premier, Inc. (a)	788	25,744
UnitedHealth Group, Inc.	54,262	11,406,958
Wellcare Health Plans, Inc. (a)	2,286	452,034
		19,212,784
Health Care Technology - 0.3%
athenahealth, Inc. (a)	2,197	280,952
Cerner Corp. (a)	16,353	1,104,155
Veeva Systems, Inc. Class A (a)	6,079	370,454
		1,755,561
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,351	295,999
Bio-Techne Corp.	2,056	269,377
Bruker Corp.	2,015	63,271
Charles River Laboratories International, Inc. (a)	2,618	304,447
Illumina, Inc. (a)	8,245	1,691,792
Mettler-Toledo International, Inc. (a)	1,424	972,065
PerkinElmer, Inc.	1,137	82,228
QIAGEN NV (a)	4,182	141,603
Quintiles Transnational Holdings, Inc. (a)	4,722	510,448
Thermo Fisher Scientific, Inc.	10,179	1,972,996
Waters Corp. (a)	4,325	847,916
		7,152,142
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	4,753	154,805
Bristol-Myers Squibb Co.	45,929	2,831,982
Eli Lilly & Co.	55,306	4,531,774
Johnson & Johnson	23,347	3,254,805
Merck & Co., Inc.	8,484	467,384
Zoetis, Inc. Class A	27,839	1,776,685
		13,017,435

TOTAL HEALTH CARE		92,271,183

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	5,283	316,557
General Dynamics Corp.	6,024	1,222,752
HEICO Corp.	1,301	117,975
HEICO Corp. Class A	2,781	211,634
Hexcel Corp.	3,371	204,586
Huntington Ingalls Industries, Inc.	2,089	486,382
Lockheed Martin Corp.	12,742	3,926,575
Northrop Grumman Corp.	9,133	2,699,075
Raytheon Co.	6,114	1,101,743
Rockwell Collins, Inc.	9,188	1,245,893
The Boeing Co.	31,505	8,127,660
TransDigm Group, Inc. (b)	2,722	755,355
		20,416,187
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	7,893	619,837
Expeditors International of Washington, Inc.	7,088	413,797
FedEx Corp.	14,035	3,169,243
United Parcel Service, Inc. Class B	39,058	4,590,487
XPO Logistics, Inc. (a)(b)	4,798	332,741
		9,126,105
Airlines - 0.4%
Alaska Air Group, Inc.	5,560	367,127
American Airlines Group, Inc.	10,725	502,145
Copa Holdings SA Class A	109	13,428
Southwest Airlines Co.	31,862	1,716,087
		2,598,787
Building Products - 0.4%
A.O. Smith Corp.	8,131	481,355
Allegion PLC	5,374	448,138
Armstrong World Industries, Inc. (a)	2,507	128,108
Fortune Brands Home & Security, Inc.	8,087	534,227
Lennox International, Inc.	2,039	389,714
Masco Corp.	11,595	461,713
		2,443,255
Commercial Services & Supplies - 0.5%
Cintas Corp.	4,852	723,142
Clean Harbors, Inc. (a)	2,099	112,317
Copart, Inc. (a)	11,081	402,129
KAR Auction Services, Inc.	7,737	366,192
Rollins, Inc.	5,319	233,557
Waste Management, Inc.	20,756	1,705,521
		3,542,858
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,210	83,383
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	1,593	266,350
AMETEK, Inc.	2,088	140,919
Emerson Electric Co.	5,257	338,866
Fortive Corp.	15,788	1,140,841
Hubbell, Inc. Class B	1,965	247,236
Rockwell Automation, Inc.	7,285	1,462,974
Sensata Technologies Holding BV (a)	4,793	234,426
		3,831,612
Industrial Conglomerates - 2.0%
3M Co.	32,797	7,549,541
General Electric Co.	85,830	1,730,333
Honeywell International, Inc.	25,120	3,621,299
Roper Technologies, Inc.	5,404	1,395,151
		14,296,324
Machinery - 2.2%
Allison Transmission Holdings, Inc.	7,483	317,953
Caterpillar, Inc.	29,144	3,957,755
Cummins, Inc.	2,871	507,822
Deere & Co.	18,040	2,397,155
Donaldson Co., Inc.	6,846	323,200
Dover Corp.	960	91,670
Gardner Denver Holdings, Inc.	2,314	66,759
Graco, Inc.	3,071	404,727
IDEX Corp.	4,104	526,174
Illinois Tool Works, Inc.	17,286	2,705,605
Ingersoll-Rand PLC	7,237	641,198
Lincoln Electric Holdings, Inc.	3,290	301,594
Middleby Corp. (a)	3,200	370,880
Nordson Corp.	3,211	406,802
Parker Hannifin Corp.	6,449	1,177,652
Snap-On, Inc.	405	63,901
Stanley Black & Decker, Inc.	886	143,133
Toro Co.	5,891	370,249
WABCO Holdings, Inc. (a)	2,835	418,361
Wabtec Corp. (b)	1,550	118,575
Xylem, Inc.	5,208	346,488
		15,657,653
Professional Services - 0.4%
Dun & Bradstreet Corp.	836	97,670
Equifax, Inc.	6,772	734,965
IHS Markit Ltd. (a)	12,347	526,106
Robert Half International, Inc.	7,082	366,635
TransUnion Holding Co., Inc. (a)	8,396	440,706
Verisk Analytics, Inc. (a)	8,638	734,662
		2,900,744
Road & Rail - 1.1%
CSX Corp.	44,299	2,233,999
J.B. Hunt Transport Services, Inc.	4,842	515,140
Landstar System, Inc.	2,324	229,495
Old Dominion Freight Lines, Inc.	2,118	256,553
Union Pacific Corp.	41,486	4,803,664
		8,038,851
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	279	12,123
Fastenal Co.	16,542	776,978
HD Supply Holdings, Inc. (a)	11,266	398,704
MSC Industrial Direct Co., Inc. Class A	1,047	86,796
United Rentals, Inc. (a)	4,748	671,747
Univar, Inc. (a)	5,835	173,591
W.W. Grainger, Inc.	2,760	545,652
Watsco, Inc.	1,695	282,336
		2,947,927

TOTAL INDUSTRIALS		85,883,686

INFORMATION TECHNOLOGY - 38.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	3,002	600,070
CommScope Holding Co., Inc. (a)	5,414	174,006
F5 Networks, Inc. (a)	3,568	432,691
Harris Corp.	1,769	246,457
Motorola Solutions, Inc.	883	79,947
Palo Alto Networks, Inc. (a)	5,012	737,766
		2,270,937
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	16,966	1,476,042
CDW Corp.	8,742	611,940
Cognex Corp.	4,672	575,357
Coherent, Inc. (a)	1,359	357,023
Corning, Inc.	2,988	93,554
Dell Technologies, Inc. (a)	11,653	964,519
FLIR Systems, Inc.	4,068	190,464
IPG Photonics Corp. (a)	2,042	434,762
National Instruments Corp.	4,789	215,505
Trimble, Inc. (a)	11,198	457,774
Universal Display Corp.	2,363	346,180
Zebra Technologies Corp. Class A (a)	2,957	342,982
		6,066,102
Internet Software & Services - 8.7%
Alphabet, Inc.:
Class A (a)	16,823	17,378,832
Class C (a)	17,136	17,421,143
CoStar Group, Inc. (a)	1,967	581,740
Facebook, Inc. Class A (a)	132,101	23,786,106
GoDaddy, Inc. (a)	6,545	305,652
IAC/InterActiveCorp (a)	3,929	507,037
LogMeIn, Inc.	1,816	219,827
Match Group, Inc. (a)(b)	1,942	51,929
Pandora Media, Inc. (a)(b)	12,717	92,961
Twitter, Inc. (a)	2,241	46,209
VeriSign, Inc. (a)(b)	4,882	524,913
Zillow Group, Inc.:
Class A (a)	1,893	78,200
Class C (a)(b)	4,183	172,674
		61,167,223
IT Services - 7.6%
Accenture PLC Class A	35,074	4,993,135
Alliance Data Systems Corp.	2,732	611,230
Automatic Data Processing, Inc.	25,339	2,945,912
Booz Allen Hamilton Holding Corp. Class A	7,705	291,172
Broadridge Financial Solutions, Inc.	6,605	567,502
Cognizant Technology Solutions Corp. Class A	33,071	2,502,483
CoreLogic, Inc. (a)	2,811	131,836
CSRA, Inc.	9,013	288,326
DST Systems, Inc.	318	18,641
DXC Technology Co.	16,010	1,465,235
Euronet Worldwide, Inc. (a)	2,808	271,365
Fidelity National Information Services, Inc.	10,598	983,070
First Data Corp. Class A (a)	25,980	462,704
Fiserv, Inc. (a)	12,015	1,555,101
FleetCor Technologies, Inc. (a)	5,212	861,387
Gartner, Inc. (a)	4,979	623,918
Genpact Ltd.	7,987	243,204
Global Payments, Inc.	8,543	888,045
IBM Corp.	33,411	5,147,299
Jack Henry & Associates, Inc.	4,377	482,039
MasterCard, Inc. Class A	53,270	7,924,978
Paychex, Inc.	18,267	1,165,252
PayPal Holdings, Inc. (a)	64,078	4,649,500
Sabre Corp.	9,169	179,346
Square, Inc. (a)(b)	13,764	511,883
The Western Union Co.	27,159	539,378
Total System Services, Inc.	10,316	743,268
Vantiv, Inc. (a)(b)	9,132	639,240
Visa, Inc. Class A	104,510	11,494,010
WEX, Inc. (a)	1,760	217,518
		53,397,977
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)(b)	46,668	512,648
Analog Devices, Inc.	20,724	1,892,101
Applied Materials, Inc.	61,095	3,447,591
Broadcom Ltd.	22,875	6,036,941
Cavium, Inc. (a)	3,685	254,228
Cypress Semiconductor Corp.	1,635	25,931
KLA-Tencor Corp.	8,907	969,883
Lam Research Corp.	9,128	1,903,827
Maxim Integrated Products, Inc.	15,964	838,749
Microchip Technology, Inc.	12,836	1,216,853
Micron Technology, Inc. (a)	45,935	2,035,380
Microsemi Corp. (a)	5,210	278,058
NVIDIA Corp.	32,165	6,652,044
NXP Semiconductors NV (a)	10,875	1,272,919
ON Semiconductor Corp. (a)	22,444	478,506
Qorvo, Inc. (a)	3,672	278,374
Skyworks Solutions, Inc.	10,450	1,189,837
Teradyne, Inc.	10,569	453,304
Texas Instruments, Inc.	56,443	5,457,474
Versum Materials, Inc.	480	20,198
Xilinx, Inc.	13,330	982,288
		36,197,134
Software - 9.1%
Activision Blizzard, Inc.	41,906	2,744,424
Adobe Systems, Inc. (a)	27,970	4,899,225
ANSYS, Inc. (a)	4,810	657,575
Atlassian Corp. PLC (a)	4,104	198,510
Autodesk, Inc. (a)	9,553	1,193,743
Black Knight, Inc. (a)	6,044	274,095
Cadence Design Systems, Inc. (a)	15,780	681,065
CDK Global, Inc.	7,598	482,929
Citrix Systems, Inc. (a)	8,516	703,507
Electronic Arts, Inc. (a)	16,983	2,031,167
Fortinet, Inc. (a)	8,192	322,847
Guidewire Software, Inc. (a)	1,647	131,727
Intuit, Inc.	13,767	2,079,092
Manhattan Associates, Inc. (a)	3,859	161,538
Microsoft Corp.	424,460	35,306,583
Oracle Corp.	13,183	671,015
Parametric Technology Corp. (a)	6,398	425,147
Red Hat, Inc. (a)	10,057	1,215,187
Salesforce.com, Inc. (a)	38,299	3,919,520
ServiceNow, Inc. (a)	9,409	1,189,015
Splunk, Inc. (a)	7,762	522,383
SS&C Technologies Holdings, Inc.	8,860	356,172
Symantec Corp.	34,707	1,127,978
Synopsys, Inc. (a)	621	53,729
Tableau Software, Inc. (a)	3,334	270,354
Take-Two Interactive Software, Inc. (a)	5,857	648,077
Tyler Technologies, Inc. (a)	1,933	342,702
Ultimate Software Group, Inc. (a)	1,584	320,903
VMware, Inc. Class A (a)(b)	4,057	485,582
Workday, Inc. Class A (a)	7,346	815,333
		64,231,124
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	295,317	49,920,372
NCR Corp. (a)	6,775	217,410
NetApp, Inc.	13,096	581,724
Western Digital Corp.	2,335	208,445
		50,927,951

TOTAL INFORMATION TECHNOLOGY		274,258,448

MATERIALS - 3.8%
Chemicals - 2.8%
Albemarle Corp. U.S.	1,158	163,151
Axalta Coating Systems (a)	11,995	398,834
Celanese Corp. Class A	4,691	489,318
DowDuPont, Inc.	63,017	4,556,759
Ecolab, Inc.	14,543	1,900,188
FMC Corp.	7,577	703,600
Huntsman Corp.	5,482	175,534
International Flavors & Fragrances, Inc.	4,495	662,653
LyondellBasell Industries NV Class A	7,964	824,513
Monsanto Co.	24,700	2,991,170
NewMarket Corp.	388	155,351
Platform Specialty Products Corp. (a)	5,411	57,898
PPG Industries, Inc.	13,533	1,573,076
Praxair, Inc.	14,218	2,077,534
RPM International, Inc.	6,743	359,604
Sherwin-Williams Co.	4,638	1,832,706
The Chemours Co. LLC	10,377	587,442
The Scotts Miracle-Gro Co. Class A	2,268	225,938
W.R. Grace & Co.	3,826	292,651
Westlake Chemical Corp.	966	82,023
		20,109,943
Construction Materials - 0.3%
Eagle Materials, Inc.	2,624	277,016
Martin Marietta Materials, Inc.	3,244	703,461
Vulcan Materials Co.	6,979	849,693
		1,830,170
Containers & Packaging - 0.6%
Aptargroup, Inc.	754	65,651
Ardagh Group SA	493	10,570
Avery Dennison Corp.	4,662	494,965
Ball Corp.	10,951	470,126
Berry Global Group, Inc. (a)	7,354	437,195
Crown Holdings, Inc. (a)	5,132	308,792
Graphic Packaging Holding Co.	12,316	190,775
International Paper Co.	21,256	1,217,331
Owens-Illinois, Inc. (a)	7,138	170,527
Packaging Corp. of America	5,271	612,859
Sealed Air Corp.	5,587	247,113
Silgan Holdings, Inc.	4,204	122,967
		4,348,871
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	14,977	209,378
Royal Gold, Inc.	1,346	113,212
Southern Copper Corp.	4,119	176,911
Steel Dynamics, Inc.	1,658	61,694
		561,195

TOTAL MATERIALS		26,850,179

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	23,894	3,432,851
Boston Properties, Inc.	1,306	158,261
CoreSite Realty Corp.	1,897	210,093
Crown Castle International Corp.	22,759	2,437,034
CubeSmart	6,862	186,784
CyrusOne, Inc.	4,253	261,092
Digital Realty Trust, Inc.	8,835	1,046,417
Douglas Emmett, Inc.	6,591	262,256
Equinix, Inc.	4,398	2,038,473
Equity Lifestyle Properties, Inc.	4,546	402,230
Extra Space Storage, Inc.	5,912	482,360
Federal Realty Investment Trust (SBI)	1,564	188,493
Gaming & Leisure Properties	3,630	132,640
Hudson Pacific Properties, Inc.	878	29,694
Iron Mountain, Inc.	12,936	517,440
Lamar Advertising Co. Class A	4,148	292,185
Outfront Media, Inc.	1,049	24,599
Public Storage	8,382	1,737,170
SBA Communications Corp. Class A (a)	6,805	1,069,610
Simon Property Group, Inc.	15,969	2,480,465
Tanger Factory Outlet Centers, Inc.	337	7,667
Taubman Centers, Inc.	1,672	78,952
		17,476,766
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	7,240	284,677

TOTAL REAL ESTATE		17,761,443

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	115,596	5,533,581
Zayo Group Holdings, Inc. (a)	10,402	375,096
		5,908,677
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	10,325	617,125

TOTAL TELECOMMUNICATION SERVICES		6,525,802

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	3,312	82,800
TOTAL COMMON STOCKS
(Cost $604,271,114)		702,213,047
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% 1/11/18 (c)
(Cost $997,918)	1,000,000	997,902
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.10% (d)	4,729,253	$4,730,198
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	12,969,652	12,970,949
TOTAL MONEY MARKET FUNDS
(Cost $17,701,147)		17,701,147
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $622,970,179)		720,912,096
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(15,045,413)
NET ASSETS - 100%		$705,866,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Dec. 2017	$3,473,145	$74,629	$74,629

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $214,549.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,737
Fidelity Securities Lending Cash Central Fund	19,979
Total	$49,716

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$123,439,209	$123,439,209	$--	$--
Consumer Staples	45,756,187	45,756,187	--	--
Energy	6,045,815	6,045,815	--	--
Financials	23,338,295	23,338,295	--	--
Health Care	92,271,183	92,271,183	--	--
Industrials	85,883,686	85,883,686	--	--
Information Technology	274,258,448	274,258,448	--	--
Materials	26,850,179	26,850,179	--	--
Real Estate	17,761,443	17,761,443	--	--
Telecommunication Services	6,525,802	6,525,802	--	--
Utilities	82,800	82,800	--	--
U.S. Government and Government Agency Obligations	997,902	--	997,902	--
Money Market Funds	17,701,147	17,701,147	--	--
Total Investments in Securities:	$720,912,096	$719,914,194	$997,902	$--
Derivative Instruments:
Assets
Futures Contracts	$74,629	$74,629	$--	$--
Total Assets	$74,629	$74,629	$--	$--
Total Derivative Instruments:	$74,629	$74,629	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$74,629	$0
Total Equity Risk	74,629	0
Total Value of Derivatives	$74,629	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,751,291) — See accompanying schedule: Unaffiliated issuers (cost $605,269,032)	$703,210,949
Fidelity Central Funds (cost $17,701,147)	17,701,147
Total Investment in Securities (cost $622,970,179)		$720,912,096
Receivable for fund shares sold		3,093,391
Dividends receivable		359,918
Distributions receivable from Fidelity Central Funds		8,980
Receivable for daily variation margin on futures contracts		9,577
Total assets		724,383,962
Liabilities
Payable for investments purchased	$5,009,220
Payable for fund shares redeemed	511,274
Accrued management fee	19,443
Other affiliated payables	7,077
Collateral on securities loaned	12,970,265
Total liabilities		18,517,279
Net Assets		$705,866,683
Net Assets consist of:
Paid in capital		$604,785,524
Undistributed net investment income		3,813,258
Accumulated undistributed net realized gain (loss) on investments		(748,645)
Net unrealized appreciation (depreciation) on investments		98,016,546
Net Assets		$705,866,683
Investor Class:
Net Asset Value, offering price and redemption price per share ($10,540,168 ÷ 810,847 shares)		$13.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($402,181,296 ÷ 30,924,296 shares)		$13.01
Institutional Class:
Net Asset Value, offering price and redemption price per share ($286,839,167 ÷ 22,054,742 shares)		$13.01
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,306,052 ÷ 484,834 shares)		$13.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$3,987,347
Interest		2,328
Income from Fidelity Central Funds		49,716
Total income		4,039,391
Expenses
Management fee	$119,768
Transfer agent fees	44,400
Independent trustees' fees and expenses	960
Miscellaneous	787
Total expenses before reductions	165,915
Expense reductions	(147)	165,768
Net investment income (loss)		3,873,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(184,350)
Fidelity Central Funds	842
Futures contracts	115,087
Total net realized gain (loss)		(68,421)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	65,082,656
Futures contracts	81,625
Total change in net unrealized appreciation (depreciation)		65,164,281
Net gain (loss)		65,095,860
Net increase (decrease) in net assets resulting from operations		$68,969,483

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,873,623	$1,809,510
Net realized gain (loss)	(68,421)	(214,220)
Change in net unrealized appreciation (depreciation)	65,164,281	32,852,265
Net increase (decrease) in net assets resulting from operations	68,969,483	34,447,555
Distributions to shareholders from net investment income	(1,421,881)	(447,140)
Distributions to shareholders from net realized gain	(466,995)	–
Total distributions	(1,888,876)	(447,140)
Share transactions - net increase (decrease)	209,447,173	395,338,488
Total increase (decrease) in net assets	276,527,780	429,338,903
Net Assets
Beginning of period	429,338,903	–
End of period	$705,866,683	$429,338,903
Other Information
Undistributed net investment income end of period	$3,813,258	$1,361,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	1.37	1.50
Total from investment operations	1.44	1.62
Distributions from net investment income	(.03)	(.02)
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	(.02)
Net asset value, end of period	$13.00	$11.60
Total ReturnC,D	12.42%	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%G	.21%G
Expenses net of fee waivers, if any	.19%G	.21%G
Expenses net of all reductions	.19%G	.21%G
Net investment income (loss)	1.22%G	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,540	$7,637
Portfolio turnover rateH	31%G	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14
Net realized and unrealized gain (loss)	1.37	1.49
Total from investment operations	1.45	1.63
Distributions from net investment income	(.03)	(.03)
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	(.03)
Net asset value, end of period	$13.01	$11.60
Total ReturnC,D	12.57%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.07%G
Expenses net of fee waivers, if any	.06%G	.07%G
Expenses net of all reductions	.06%G	.07%G
Net investment income (loss)	1.35%G	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$402,181	$282,078
Portfolio turnover rateH	31%G	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14
Net realized and unrealized gain (loss)	1.37	1.49
Total from investment operations	1.45	1.63
Distributions from net investment income	(.03)	(.03)
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	(.03)
Net asset value, end of period	$13.01	$11.60
Total ReturnC,D	12.58%	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.06%G
Expenses net of fee waivers, if any	.05%G	.06%G
Expenses net of all reductions	.05%G	.06%G
Net investment income (loss)	1.36%G	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$286,839	$138,867
Portfolio turnover rateH	31%G	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	1.38	1.50
Total from investment operations	1.46	1.63
Distributions from net investment income	(.03)	(.03)
Distributions from net realized gain	(.01)	–
Total distributions	(.05)C	(.03)
Net asset value, end of period	$13.01	$11.60
Total ReturnD,E	12.58%	16.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%H
Expenses net of fee waivers, if any	.04%H	.05%H
Expenses net of all reductions	.04%H	.05%H
Net investment income (loss)	1.37%H	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,306	$758
Portfolio turnover rateI	31%H	17%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.011 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,653,005
Gross unrealized depreciation	(11,372,449)
Net unrealized appreciation (depreciation)	$96,280,556
Tax cost	$624,706,169

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $303,442,342 and $89,256,789, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .042% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$6,594.147
Premium Class	30,058.017
Institutional Class	7,748.007
	$44,400

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $787 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,979.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $147.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017(a)
From net investment income
Investor Class	$19,063	$2,758
Premium Class	886,868	346,446
Institutional Class	513,698	95,931
Institutional Premium Class	2,252	2,005
Total	$1,421,881	$447,140
From net realized gain
Investor Class	$8,065	$–
Premium Class	291,820	–
Institutional Class	166,392	–
Institutional Premium Class	718	–
Total	$466,995	$–

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017(a)	Six months ended October 31, 2017	Year ended April 30, 2017(a)
Investor Class
Shares sold	728,700	1,337,804	$8,872,213	$14,225,721
Reinvestment of distributions	2,249	252	26,719	2,656
Shares redeemed	(578,607)	(679,551)	(7,027,012)	(7,275,852)
Net increase (decrease)	152,342	658,505	$1,871,920	$6,952,525
Premium Class
Shares sold	10,932,877	29,060,892	$132,864,607	$309,872,215
Reinvestment of distributions	93,963	31,840	1,116,280	335,594
Shares redeemed	(4,415,093)	(4,780,183)	(54,256,238)	(53,728,257)
Net increase (decrease)	6,611,747	24,312,549	$79,724,649	$256,479,552
Institutional Class
Shares sold	11,937,274	12,310,582	$144,892,014	$134,997,308
Reinvestment of distributions	36,693	741	435,908	7,807
Shares redeemed	(1,888,024)	(342,524)	(22,882,379)	(3,752,659)
Net increase (decrease)	10,085,943	11,968,799	$122,445,543	$131,252,456
Institutional Premium Class
Shares sold	446,768	65,258	$5,751,446	$653,600
Reinvestment of distributions	250	190	2,970	2,005
Shares redeemed	(27,486)	(146)	(349,355)	(1,650)
Net increase (decrease)	419,532	65,302	$5,405,061	$653,955

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Investor Class	.19%
Actual		$1,000.00	$1,124.20	$1.02
Hypothetical-C		$1,000.00	$1,024.25	$.97
Premium Class	.06%
Actual		$1,000.00	$1,125.70	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,125.80	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Premium Class	.04%
Actual		$1,000.00	$1,125.80	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Large Cap Growth Index Fund

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that lowered the fund's management fee rate from 0.05% to 0.035%.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.04% effective August 1, 2017); Institutional Premium Class: 0.05% (0.035% effective August 1, 2017); Investor Class: 0.21% (0.17% effective August 1, 2017); and Premium Class: 0.07% (0.05% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC1-SANN-1217
1.9879604.101

Fidelity® Mid Cap Index Fund Investor Class and Premium Class Fidelity® Small Cap Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2017

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Prologis, Inc.	0.5	0.4
Lam Research Corp.	0.5	0.4
Analog Devices, Inc.	0.5	0.4
Zoetis, Inc. Class A	0.5	0.4
Fidelity National Information Services, Inc.	0.4	0.4
Marathon Petroleum Corp.	0.4	0.4
Illumina, Inc.	0.4	0.4
Sempra Energy	0.4	0.4
SunTrust Banks, Inc.	0.4	0.4
Progressive Corp.	0.4	0.3
	4.4

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.3	15.2
Financials	14.4	13.1
Consumer Discretionary	13.9	15.1
Industrials	13.8	13.6
Health Care	9.8	9.6
Real Estate	9.4	10.0
Utilities	6.2	6.2
Materials	5.9	5.7
Energy	5.5	5.5
Consumer Staples	3.8	4.8

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.4%

As of April 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.7%

Fidelity® Mid Cap Index Fund

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.1%
Adient PLC	68,411	$5,771,152
BorgWarner, Inc.	154,351	8,137,385
Delphi Automotive PLC	196,438	19,522,008
Gentex Corp.	204,488	3,969,112
Lear Corp.	49,490	8,689,949
The Goodyear Tire & Rubber Co.	183,685	5,618,924
Visteon Corp. (a)	23,169	2,920,221
		54,628,751
Automobiles - 0.2%
Harley-Davidson, Inc. (b)	127,950	6,057,153
Thor Industries, Inc.	36,317	4,947,102
		11,004,255
Distributors - 0.4%
Genuine Parts Co.	104,996	9,263,797
LKQ Corp. (a)	224,509	8,461,744
Pool Corp.	28,986	3,500,929
		21,226,470
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	37,608	3,245,570
Graham Holdings Co.	3,075	1,711,084
H&R Block, Inc. (b)	149,524	3,699,224
Service Corp. International	133,256	4,725,258
ServiceMaster Global Holdings, Inc. (a)	98,638	4,646,836
		18,027,972
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	177,514	7,755,587
Chipotle Mexican Grill, Inc. (a)(b)	18,430	5,011,117
Choice Hotels International, Inc.	23,875	1,665,281
Darden Restaurants, Inc.	90,837	7,473,160
Domino's Pizza, Inc.	34,935	6,393,105
Dunkin' Brands Group, Inc.	66,383	3,921,244
Extended Stay America, Inc. unit	141,098	2,796,562
Hilton Grand Vacations, Inc.	50,326	2,061,353
Hilton, Inc.	161,121	11,645,826
Hyatt Hotels Corp. Class A (a)	33,979	2,129,124
International Game Technology PLC	79,666	1,872,151
MGM Mirage, Inc.	371,549	11,648,061
Norwegian Cruise Line Holdings Ltd. (a)	128,514	7,164,656
Royal Caribbean Cruises Ltd.	125,717	15,559,993
Six Flags Entertainment Corp. (b)	49,643	3,117,084
U.S. Foods Holding Corp. (a)	126,134	3,440,936
Vail Resorts, Inc.	28,962	6,632,877
Wendy's Co.	137,011	2,083,937
Wyndham Worldwide Corp.	74,707	7,982,443
Wynn Resorts Ltd.	58,551	8,635,687
Yum China Holdings, Inc.	270,157	10,900,835
		129,891,019
Household Durables - 1.8%
CalAtlantic Group, Inc.	58,945	2,908,346
D.R. Horton, Inc.	249,379	11,025,046
Garmin Ltd. (b)	88,523	5,011,287
Leggett & Platt, Inc.	97,126	4,590,175
Lennar Corp.:
Class A	146,294	8,144,187
Class B	7,431	356,316
Mohawk Industries, Inc. (a)	45,322	11,863,487
Newell Brands, Inc.	351,841	14,348,076
NVR, Inc. (a)	2,415	7,924,509
PulteGroup, Inc.	204,632	6,186,025
Tempur Sealy International, Inc. (a)(b)	34,123	2,230,621
Toll Brothers, Inc.	111,699	5,142,622
Tupperware Brands Corp.	37,278	2,190,083
Whirlpool Corp.	52,073	8,536,327
		90,457,107
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	89,061	11,102,344
Liberty Expedia Holdings, Inc.	39,873	1,838,145
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	58,494	3,331,818
Series A (a)	302,767	6,878,866
TripAdvisor, Inc. (a)(b)	79,610	2,985,375
Wayfair LLC Class A (a)(b)	28,248	1,974,535
		28,111,083
Leisure Products - 0.4%
Brunswick Corp.	64,436	3,263,683
Hasbro, Inc.	83,280	7,710,895
Mattel, Inc. (b)	251,124	3,545,871
Polaris Industries, Inc. (b)	42,905	5,081,239
		19,601,688
Media - 1.8%
AMC Networks, Inc. Class A (a)(b)	39,579	2,013,780
Cable One, Inc.	3,460	2,455,943
Cinemark Holdings, Inc. (b)	78,512	2,853,126
Discovery Communications, Inc.:
Class A (a)(b)	113,402	2,141,030
Class C (non-vtg.) (a)	147,178	2,621,240
Interpublic Group of Companies, Inc.	287,961	5,543,249
John Wiley & Sons, Inc. Class A	31,651	1,729,727
Liberty Broadband Corp.:
Class A (a)	20,139	1,736,183
Class C (a)	74,246	6,480,933
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	135,556	5,170,106
Liberty Media Class A (a)(b)	18,698	680,607
Liberty SiriusXM Series A (a)	65,669	2,739,054
Liberty SiriusXM Series C (a)	129,647	5,399,798
Lions Gate Entertainment Corp.:
Class A (a)(b)	37,299	1,082,417
Class B	75,702	2,093,917
Live Nation Entertainment, Inc. (a)	98,309	4,303,968
News Corp.:
Class A	285,143	3,895,053
Class B	83,952	1,166,933
Omnicom Group, Inc. (b)	169,322	11,376,745
Regal Entertainment Group Class A (b)	84,197	1,376,621
Scripps Networks Interactive, Inc. Class A	62,943	5,241,893
Sirius XM Holdings, Inc. (b)	1,066,980	5,804,371
Tegna, Inc.	152,895	1,869,906
The Madison Square Garden Co. (a)	13,565	3,020,790
Tribune Media Co. Class A	53,189	2,177,026
Viacom, Inc.:
Class A (b)	7,240	217,562
Class B (non-vtg.)	256,785	6,170,544
		91,362,522
Multiline Retail - 0.9%
Dollar General Corp.	201,776	16,311,572
Dollar Tree, Inc. (a)	168,713	15,395,061
Kohl's Corp. (b)	124,856	5,213,987
Macy's, Inc. (b)	224,682	4,215,034
Nordstrom, Inc. (b)	85,863	3,404,468
		44,540,122
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	52,341	4,278,353
AutoNation, Inc. (a)(b)	47,465	2,249,841
AutoZone, Inc. (a)	20,388	12,018,726
Bed Bath & Beyond, Inc. (b)	103,530	2,060,247
Best Buy Co., Inc.	193,554	10,835,153
Burlington Stores, Inc. (a)	50,866	4,775,809
CarMax, Inc. (a)(b)	133,076	9,994,008
Dick's Sporting Goods, Inc.	62,511	1,529,644
Floor & Decor Holdings, Inc. Class A	15,754	593,926
Foot Locker, Inc.	94,675	2,847,824
GameStop Corp. Class A (b)	72,591	1,356,726
Gap, Inc.	174,644	4,538,998
L Brands, Inc. (b)	175,237	7,542,200
Michaels Companies, Inc. (a)	82,417	1,600,538
Murphy U.S.A., Inc. (a)(b)	24,474	1,819,887
O'Reilly Automotive, Inc. (a)	63,387	13,371,488
Penske Automotive Group, Inc.	26,732	1,246,246
Ross Stores, Inc.	281,556	17,875,990
Sally Beauty Holdings, Inc. (a)(b)	95,943	1,660,773
Signet Jewelers Ltd. (b)	49,306	3,232,994
Tiffany & Co., Inc.	78,739	7,371,545
Tractor Supply Co.	94,603	5,700,777
Ulta Beauty, Inc.	43,051	8,687,261
Urban Outfitters, Inc. (a)(b)	61,354	1,504,400
Williams-Sonoma, Inc. (b)	63,973	3,301,007
		131,994,361
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	34,302	3,318,032
Hanesbrands, Inc. (b)	265,926	5,983,335
lululemon athletica, Inc. (a)	70,970	4,365,365
Michael Kors Holdings Ltd. (a)	105,253	5,137,399
PVH Corp.	56,792	7,201,794
Ralph Lauren Corp.	40,905	3,658,134
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	96,034	3,065,405
Tapestry, Inc.	205,975	8,434,676
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	129,300	1,618,836
Class C (non-vtg.) (a)(b)	142,536	1,643,440
VF Corp.	238,436	16,607,067
		61,033,483

TOTAL CONSUMER DISCRETIONARY		701,878,833

CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	40,069	2,297,156
Class B (non-vtg.)	128,987	7,354,839
Dr. Pepper Snapple Group, Inc.	132,740	11,370,508
Molson Coors Brewing Co. Class B	126,747	10,250,030
		31,272,533
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	28,274	3,239,352
Rite Aid Corp. (a)(b)	774,901	1,278,587
Sprouts Farmers Market LLC (a)(b)	97,762	1,807,619
Welbilt, Inc. (a)(b)	95,414	2,104,833
		8,430,391
Food Products - 2.3%
Blue Buffalo Pet Products, Inc. (a)(b)	68,768	1,989,458
Bunge Ltd.	102,158	7,026,427
Campbell Soup Co. (b)	131,237	6,216,697
ConAgra Foods, Inc.	289,319	9,883,137
Flowers Foods, Inc.	130,640	2,486,079
Hormel Foods Corp.	197,684	6,159,833
Ingredion, Inc.	52,049	6,524,342
Kellogg Co. (b)	181,943	11,376,896
Lamb Weston Holdings, Inc.	106,672	5,439,205
McCormick & Co., Inc. (non-vtg.)	87,526	8,711,463
Pilgrim's Pride Corp. (a)(b)	38,505	1,223,689
Pinnacle Foods, Inc.	86,989	4,733,941
Post Holdings, Inc. (a)	47,748	3,959,742
Seaboard Corp.	180	792,022
The Hain Celestial Group, Inc. (a)	73,437	2,645,201
The Hershey Co.	101,774	10,806,363
The J.M. Smucker Co.	80,103	8,494,923
TreeHouse Foods, Inc. (a)(b)	40,623	2,696,555
Tyson Foods, Inc. Class A	204,157	14,885,087
		116,051,060
Household Products - 0.5%
Church & Dwight Co., Inc.	181,346	8,191,399
Clorox Co.	94,539	11,962,020
Energizer Holdings, Inc. (b)	45,517	1,956,776
Spectrum Brands Holdings, Inc. (b)	17,928	1,970,646
		24,080,841
Personal Products - 0.3%
Coty, Inc. Class A (b)	340,462	5,243,115
Edgewell Personal Care Co. (a)(b)	41,351	2,684,920
Herbalife Ltd. (a)(b)	50,369	3,657,797
Nu Skin Enterprises, Inc. Class A	37,810	2,405,094
		13,990,926

TOTAL CONSUMER STAPLES		193,825,751

ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	309,760	9,735,757
Helmerich & Payne, Inc. (b)	76,989	4,181,273
Nabors Industries Ltd.	197,401	1,111,368
National Oilwell Varco, Inc. (b)	277,557	9,489,674
Oceaneering International, Inc. (b)	69,735	1,410,042
Patterson-UTI Energy, Inc.	154,370	3,053,439
RPC, Inc. (b)	46,711	1,135,544
Transocean Ltd. (United States) (a)(b)	283,686	2,978,703
Weatherford International PLC (b)	637,598	2,212,465
		35,308,265
Oil, Gas & Consumable Fuels - 4.8%
Andeavor	114,598	12,174,892
Antero Resources Corp. (a)(b)	167,294	3,245,504
Apache Corp.	277,591	11,483,940
Cabot Oil & Gas Corp.	338,473	9,375,702
Centennial Resource Development, Inc. Class A (b)	78,849	1,532,036
Cheniere Energy, Inc.	148,826	6,956,127
Chesapeake Energy Corp. (a)(b)	675,449	2,634,251
Cimarex Energy Co.	68,483	8,007,717
Concho Resources, Inc. (a)	108,513	14,563,530
CONSOL Energy, Inc.	167,101	2,695,339
Continental Resources, Inc. (a)(b)	65,568	2,669,273
Devon Energy Corp.	387,640	14,303,916
Diamondback Energy, Inc. (a)	71,550	7,667,298
Energen Corp. (a)	70,435	3,641,490
EQT Corp.	125,823	7,868,970
Extraction Oil & Gas, Inc. (b)	88,443	1,410,666
Gulfport Energy Corp. (a)	113,190	1,550,703
Hess Corp.	206,627	9,124,648
HollyFrontier Corp.	129,123	4,771,095
Kosmos Energy Ltd. (a)(b)	172,536	1,325,076
Laredo Petroleum, Inc. (a)(b)	115,376	1,375,282
Marathon Oil Corp.	619,391	8,807,740
Marathon Petroleum Corp.	368,835	22,034,203
Murphy Oil Corp.	118,722	3,175,814
Newfield Exploration Co. (a)	144,356	4,444,721
Noble Energy, Inc.	351,148	9,786,495
ONEOK, Inc.	277,718	15,071,756
Parsley Energy, Inc. Class A (a)	170,959	4,547,509
PBF Energy, Inc. Class A (b)	80,935	2,344,687
QEP Resources, Inc. (a)	170,313	1,524,301
Range Resources Corp. (b)	165,181	2,991,428
Rice Energy, Inc. (a)	121,553	3,446,028
RSP Permian, Inc. (a)	95,259	3,277,862
SM Energy Co.	78,646	1,677,519
Southwestern Energy Co. (a)	378,009	2,097,950
Targa Resources Corp.	154,882	6,427,603
The Williams Companies, Inc.	608,485	17,341,823
Whiting Petroleum Corp. (a)(b)	255,742	1,537,009
World Fuel Services Corp.	50,700	1,409,460
WPX Energy, Inc. (a)	287,326	3,241,037
		243,562,400

TOTAL ENERGY		278,870,665

FINANCIALS - 14.4%
Banks - 4.4%
Associated Banc-Corp.	112,100	2,836,130
Bank of Hawaii Corp.	29,892	2,439,486
Bank of the Ozarks, Inc.	88,683	4,134,401
BankUnited, Inc.	76,731	2,674,075
BOK Financial Corp.	18,720	1,618,718
CIT Group, Inc.	99,032	4,616,872
Citizens Financial Group, Inc.	367,031	13,950,848
Comerica, Inc.	128,216	10,073,931
Commerce Bancshares, Inc.	66,935	3,892,940
Cullen/Frost Bankers, Inc.	41,450	4,082,825
East West Bancorp, Inc.	105,240	6,297,562
Fifth Third Bancorp	549,649	15,884,856
First Hawaiian, Inc.	36,939	1,080,096
First Horizon National Corp.	172,428	3,236,474
First Republic Bank	114,351	11,137,787
FNB Corp., Pennsylvania	237,048	3,197,778
Huntington Bancshares, Inc.	786,383	10,852,085
KeyCorp	799,316	14,587,517
M&T Bank Corp.	105,635	17,616,749
PacWest Bancorp	95,002	4,590,497
Peoples United Financial, Inc.	255,692	4,771,213
Pinnacle Financial Partners, Inc.	53,755	3,558,581
Popular, Inc.	74,113	2,718,465
Prosperity Bancshares, Inc.	49,250	3,239,665
Regions Financial Corp.	880,242	13,626,146
Signature Bank (a)	39,641	5,153,726
SunTrust Banks, Inc.	353,192	21,265,690
SVB Financial Group (a)	38,353	8,410,046
Synovus Financial Corp.	88,743	4,157,610
TCF Financial Corp.	112,767	2,054,615
Webster Financial Corp.	68,050	3,742,070
Western Alliance Bancorp. (a)	71,079	3,966,208
Zions Bancorporation	146,751	6,818,051
		222,283,713
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	41,090	7,663,285
Ameriprise Financial, Inc.	109,820	17,191,223
BGC Partners, Inc. Class A	168,016	2,548,803
CBOE Holdings, Inc.	80,662	9,119,646
E*TRADE Financial Corp. (a)	202,331	8,819,608
Eaton Vance Corp. (non-vtg.)	80,354	4,055,466
FactSet Research Systems, Inc.	28,091	5,333,638
Federated Investors, Inc. Class B (non-vtg.)	67,683	2,102,911
Interactive Brokers Group, Inc.	50,129	2,707,969
Invesco Ltd.	295,328	10,569,789
Lazard Ltd. Class A	86,805	4,126,710
Legg Mason, Inc.	60,707	2,317,793
LPL Financial	63,771	3,163,679
MarketAxess Holdings, Inc.	26,758	4,655,892
Moody's Corp.	121,979	17,371,029
Morningstar, Inc.	14,227	1,212,283
MSCI, Inc.	64,676	7,590,375
Northern Trust Corp.	153,311	14,337,645
Raymond James Financial, Inc.	93,534	7,929,813
SEI Investments Co.	98,352	6,344,688
T. Rowe Price Group, Inc.	172,521	16,027,201
TD Ameritrade Holding Corp.	186,281	9,312,187
The NASDAQ OMX Group, Inc.	83,864	6,092,720
		170,594,353
Consumer Finance - 1.1%
Ally Financial, Inc.	330,308	8,630,948
Credit Acceptance Corp. (a)(b)	8,239	2,362,368
Discover Financial Services	272,324	18,117,716
Navient Corp.	201,396	2,509,394
OneMain Holdings, Inc. (a)	39,725	1,262,063
Santander Consumer U.S.A. Holdings, Inc.	105,439	1,754,505
SLM Corp. (a)	313,286	3,317,699
Synchrony Financial	584,898	19,079,373
		57,034,066
Diversified Financial Services - 0.2%
Leucadia National Corp.	236,368	5,980,110
Voya Financial, Inc.	130,532	5,242,165
		11,222,275
Insurance - 4.6%
Alleghany Corp. (a)	10,933	6,190,483
American Financial Group, Inc.	51,590	5,442,229
American National Insurance Co.	4,970	604,998
Arch Capital Group Ltd. (a)	93,442	9,310,561
Arthur J. Gallagher & Co.	130,300	8,251,899
Aspen Insurance Holdings Ltd.	42,210	1,810,809
Assurant, Inc.	39,680	3,993,792
Assured Guaranty Ltd.	86,058	3,192,752
Athene Holding Ltd.	78,808	4,108,261
Axis Capital Holdings Ltd.	60,272	3,278,194
Brown & Brown, Inc.	85,978	4,285,144
Cincinnati Financial Corp.	112,197	7,872,863
CNA Financial Corp.	20,217	1,094,346
Erie Indemnity Co. Class A	18,358	2,217,646
Everest Re Group Ltd.	29,546	7,015,698
First American Financial Corp.	77,635	4,224,897
FNF Group	190,505	7,128,697
Hanover Insurance Group, Inc.	30,845	3,034,531
Hartford Financial Services Group, Inc.	267,470	14,724,224
Lincoln National Corp.	162,244	12,294,850
Loews Corp.	203,785	10,089,395
Markel Corp. (a)	10,000	10,843,000
Mercury General Corp.	20,521	1,148,560
Old Republic International Corp.	180,029	3,652,788
Principal Financial Group, Inc.	195,532	12,875,782
ProAssurance Corp.	37,429	2,097,895
Progressive Corp.	424,272	20,640,833
Reinsurance Group of America, Inc.	46,908	7,007,117
RenaissanceRe Holdings Ltd.	28,933	4,003,170
Torchmark Corp.	83,828	7,052,450
Unum Group	165,636	8,619,697
Validus Holdings Ltd.	56,643	2,949,967
W.R. Berkley Corp.	68,918	4,726,396
White Mountains Insurance Group Ltd.	3,201	2,846,169
Willis Group Holdings PLC	92,623	14,919,713
XL Group Ltd.	183,244	7,415,885
		230,965,691
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	277,014	5,576,292
Annaly Capital Management, Inc.	836,684	9,588,399
Chimera Investment Corp.	137,795	2,521,649
MFA Financial, Inc.	289,378	2,384,475
New Residential Investment Corp.	225,185	3,970,012
Starwood Property Trust, Inc.	184,906	3,977,328
Two Harbors Investment Corp.	255,480	2,503,704
		30,521,859
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	344,261	4,323,918
TFS Financial Corp.	37,160	573,007
		4,896,925

TOTAL FINANCIALS		727,518,882

HEALTH CARE - 9.8%
Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	70,898	2,469,377
Agios Pharmaceuticals, Inc. (a)(b)	30,887	1,985,107
Alkermes PLC (a)(b)	111,453	5,434,448
Alnylam Pharmaceuticals, Inc. (a)	58,129	7,082,437
BioMarin Pharmaceutical, Inc. (a)	127,268	10,447,430
Bioverativ, Inc.	80,130	4,527,345
Exelixis, Inc. (a)	210,152	5,209,668
Incyte Corp. (a)	123,670	14,005,628
Intercept Pharmaceuticals, Inc. (a)(b)	12,267	756,015
Intrexon Corp. (a)(b)	42,608	696,641
Ionis Pharmaceuticals, Inc. (a)(b)	89,895	5,133,903
Juno Therapeutics, Inc. (a)	46,968	2,109,333
Neurocrine Biosciences, Inc. (a)(b)	63,274	3,929,948
Opko Health, Inc. (a)(b)	235,784	1,586,826
Seattle Genetics, Inc. (a)(b)	69,260	4,246,331
TESARO, Inc. (a)(b)	26,839	3,107,151
United Therapeutics Corp. (a)	31,436	3,727,995
		76,455,583
Health Care Equipment & Supplies - 2.9%
Abiomed, Inc. (a)	30,156	5,817,696
Align Technology, Inc. (a)	58,233	13,916,522
C.R. Bard, Inc.	53,001	17,335,037
Dentsply Sirona, Inc.	164,213	10,028,488
DexCom, Inc. (a)(b)	61,831	2,780,540
Edwards Lifesciences Corp. (a)	153,255	15,667,259
Hill-Rom Holdings, Inc.	47,841	3,861,247
Hologic, Inc. (a)	204,953	7,757,471
IDEXX Laboratories, Inc. (a)	63,647	10,576,222
ResMed, Inc.	101,898	8,577,774
Steris PLC	61,696	5,758,088
Teleflex, Inc.	32,825	7,778,869
The Cooper Companies, Inc.	35,241	8,467,003
Varian Medical Systems, Inc. (a)	67,610	7,044,286
West Pharmaceutical Services, Inc.	53,895	5,464,953
Zimmer Biomet Holdings, Inc.	148,135	18,016,179
		148,847,634
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)(b)	57,636	1,807,465
AmerisourceBergen Corp.	116,582	8,970,985
Brookdale Senior Living, Inc. (a)	130,848	1,312,405
Cardinal Health, Inc.	231,967	14,358,757
Centene Corp. (a)	124,654	11,676,340
DaVita HealthCare Partners, Inc. (a)	111,632	6,780,528
Envision Healthcare Corp. (b)	85,026	3,622,108
Henry Schein, Inc. (a)	115,183	9,053,384
Laboratory Corp. of America Holdings (a)	75,018	11,531,017
LifePoint Hospitals, Inc. (a)(b)	26,539	1,277,853
MEDNAX, Inc. (a)	67,268	2,945,666
Patterson Companies, Inc. (b)	61,432	2,272,984
Premier, Inc. (a)	36,548	1,194,023
Quest Diagnostics, Inc.	100,571	9,431,548
Universal Health Services, Inc. Class B	63,337	6,504,710
Wellcare Health Plans, Inc. (a)	32,435	6,413,697
		99,153,470
Health Care Technology - 0.5%
athenahealth, Inc. (a)(b)	28,829	3,686,653
Cerner Corp. (a)	210,804	14,233,486
Veeva Systems, Inc. Class A (a)	79,756	4,860,331
		22,780,470
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	236,658	16,099,844
Bio-Rad Laboratories, Inc. Class A (a)	15,116	3,322,346
Bio-Techne Corp.	26,714	3,500,068
Bruker Corp.	77,249	2,425,619
Charles River Laboratories International, Inc. (a)	34,687	4,033,751
Illumina, Inc. (a)	106,758	21,905,674
Mettler-Toledo International, Inc. (a)	18,559	12,668,930
PerkinElmer, Inc.	80,465	5,819,229
QIAGEN NV (a)	164,861	5,582,193
Quintiles Transnational Holdings, Inc. (a)	92,986	10,051,787
VWR Corp. (a)	61,013	2,019,530
Waters Corp. (a)	55,928	10,964,684
		98,393,655
Pharmaceuticals - 1.0%
Akorn, Inc. (a)(b)	65,940	2,147,666
Endo International PLC (a)	158,145	1,008,965
Mallinckrodt PLC (a)	73,322	2,322,108
Mylan N.V. (a)	391,305	13,973,502
Perrigo Co. PLC	97,675	7,910,698
Zoetis, Inc. Class A	360,977	23,037,552
		50,400,491

TOTAL HEALTH CARE		496,031,303

INDUSTRIALS - 13.8%
Aerospace & Defense - 1.8%
Arconic, Inc.	284,461	7,145,660
BWX Technologies, Inc.	69,026	4,136,038
HEICO Corp. (b)	18,104	1,641,671
HEICO Corp. Class A	34,874	2,653,911
Hexcel Corp.	64,646	3,923,366
Huntington Ingalls Industries, Inc.	32,484	7,563,250
L3 Technologies, Inc.	57,099	10,687,791
Orbital ATK, Inc.	41,706	5,543,979
Rockwell Collins, Inc.	118,951	16,129,756
Spirit AeroSystems Holdings, Inc. Class A	87,778	7,031,018
Teledyne Technologies, Inc. (a)	25,302	4,300,328
Textron, Inc.	195,061	10,287,517
TransDigm Group, Inc. (b)	35,236	9,777,990
		90,822,275
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	102,016	8,011,316
Expeditors International of Washington, Inc.	130,718	7,631,317
XPO Logistics, Inc. (a)(b)	84,759	5,878,037
		21,520,670
Airlines - 0.8%
Alaska Air Group, Inc.	87,650	5,787,530
American Airlines Group, Inc.	323,801	15,160,363
Copa Holdings SA Class A	22,383	2,757,362
JetBlue Airways Corp. (a)	243,364	4,660,421
Spirit Airlines, Inc. (a)(b)	49,342	1,830,095
United Continental Holdings, Inc. (a)	202,987	11,870,680
		42,066,451
Building Products - 0.9%
A.O. Smith Corp.	104,965	6,213,928
Allegion PLC	69,489	5,794,688
Armstrong World Industries, Inc. (a)	31,515	1,610,417
Fortune Brands Home & Security, Inc.	111,700	7,378,902
Lennox International, Inc. (b)	27,938	5,339,790
Masco Corp.	232,575	9,261,137
Owens Corning	80,768	6,678,706
USG Corp. (a)(b)	62,289	2,138,381
		44,415,949
Commercial Services & Supplies - 0.8%
Cintas Corp.	62,816	9,362,097
Clean Harbors, Inc. (a)	39,368	2,106,582
Copart, Inc. (a)	143,751	5,216,724
KAR Auction Services, Inc.	99,877	4,727,178
Pitney Bowes, Inc.	132,419	1,819,437
Republic Services, Inc.	167,546	10,902,218
Rollins, Inc.	69,170	3,037,255
Stericycle, Inc. (a)	59,861	4,241,152
		41,412,643
Construction & Engineering - 0.4%
AECOM (a)	114,579	4,017,140
Fluor Corp.	101,360	4,367,602
Jacobs Engineering Group, Inc.	86,881	5,057,343
Quanta Services, Inc. (a)	107,099	4,040,845
Valmont Industries, Inc.	16,559	2,631,225
		20,114,155
Electrical Equipment - 1.3%
Acuity Brands, Inc. (b)	30,490	5,097,928
AMETEK, Inc.	166,070	11,208,064
Fortive Corp.	224,835	16,246,577
Hubbell, Inc. Class B	40,147	5,051,296
Regal Beloit Corp.	33,060	2,682,819
Rockwell Automation, Inc.	94,003	18,877,682
Sensata Technologies Holding BV(a)(b)	123,233	6,027,326
		65,191,692
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	44,975	4,939,604
ITT, Inc.	65,899	3,073,529
Roper Technologies, Inc.	73,806	19,054,495
		27,067,628
Machinery - 4.0%
AGCO Corp.	48,357	3,315,839
Allison Transmission Holdings, Inc. (b)	96,682	4,108,018
Colfax Corp. (a)	65,453	2,730,045
Crane Co.	37,247	3,095,971
Cummins, Inc.	116,421	20,592,546
Donaldson Co., Inc.	95,695	4,517,761
Dover Corp.	113,514	10,839,452
Flowserve Corp. (b)	94,444	4,162,147
Gardner Denver Holdings, Inc.	30,829	889,417
Graco, Inc.	40,522	5,340,394
IDEX Corp.	55,804	7,154,631
Ingersoll-Rand PLC	187,494	16,611,968
Lincoln Electric Holdings, Inc.	43,360	3,974,811
Middleby Corp. (a)	41,677	4,830,364
Nordson Corp.	42,305	5,359,620
Oshkosh Corp.	54,790	5,016,572
PACCAR, Inc.	251,442	18,035,935
Parker Hannifin Corp.	97,053	17,722,848
Pentair PLC	121,084	8,531,579
Snap-On, Inc. (b)	42,005	6,627,549
Stanley Black & Decker, Inc.	112,120	18,112,986
Terex Corp.	61,158	2,881,153
Timken Co.	51,305	2,419,031
Toro Co.	77,367	4,862,516
Trinity Industries, Inc.	108,531	3,529,428
WABCO Holdings, Inc. (a)	36,874	5,441,496
Wabtec Corp. (b)	63,020	4,821,030
Xylem, Inc.	130,611	8,689,550
		204,214,657
Marine - 0.1%
Kirby Corp. (a)(b)	38,881	2,754,719
Professional Services - 1.2%
Dun & Bradstreet Corp.	27,230	3,181,281
Equifax, Inc.	87,428	9,488,561
IHS Markit Ltd. (a)	281,936	12,013,293
Manpower, Inc.	48,885	6,026,543
Nielsen Holdings PLC (b)	262,404	9,727,316
Robert Half International, Inc.	89,293	4,622,699
TransUnion Holding Co., Inc. (a)	109,057	5,724,402
Verisk Analytics, Inc. (a)	111,456	9,479,333
		60,263,428
Road & Rail - 0.6%
AMERCO	3,566	1,400,154
Genesee & Wyoming, Inc. Class A (a)	44,412	3,187,893
J.B. Hunt Transport Services, Inc.	63,111	6,714,379
Kansas City Southern	77,590	8,086,430
Landstar System, Inc.	30,363	2,998,346
Old Dominion Freight Lines, Inc.	45,272	5,483,797
Ryder System, Inc.	39,135	3,173,066
		31,044,065
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	70,300	3,054,535
Fastenal Co.	210,878	9,904,940
HD Supply Holdings, Inc. (a)	149,011	5,273,499
MSC Industrial Direct Co., Inc. Class A	32,779	2,717,379
United Rentals, Inc. (a)	61,421	8,689,843
Univar, Inc. (a)	77,045	2,292,089
W.W. Grainger, Inc.	37,926	7,497,970
Watsco, Inc.	22,281	3,711,346
WESCO International, Inc. (a)	36,469	2,303,017
		45,444,618
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	56,491	3,928,949

TOTAL INDUSTRIALS		700,261,899

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)(b)	38,450	7,685,771
Arris International PLC (a)	130,296	3,713,436
Brocade Communications Systems, Inc.	297,457	3,465,374
CommScope Holding Co., Inc. (a)	140,588	4,518,498
EchoStar Holding Corp. Class A (a)	35,208	1,969,888
F5 Networks, Inc. (a)	46,922	5,690,231
Harris Corp.	89,356	12,449,078
Juniper Networks, Inc.	272,798	6,773,574
Motorola Solutions, Inc.	119,280	10,799,611
Palo Alto Networks, Inc. (a)	64,807	9,539,590
		66,605,051
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	218,878	19,042,386
Arrow Electronics, Inc. (a)	64,072	5,355,778
Avnet, Inc.	92,538	3,683,012
CDW Corp.	111,809	7,826,630
Cognex Corp.	60,818	7,489,737
Coherent, Inc. (a)	17,801	4,676,501
Dell Technologies, Inc. (a)	150,440	12,451,919
Dolby Laboratories, Inc. Class A	40,640	2,354,682
FLIR Systems, Inc.	99,727	4,669,218
IPG Photonics Corp. (a)	26,131	5,563,551
Jabil, Inc.	128,559	3,635,649
Keysight Technologies, Inc. (a)	136,032	6,076,549
National Instruments Corp.	79,153	3,561,885
Trimble, Inc. (a)	183,018	7,481,776
Universal Display Corp. (b)	30,497	4,467,811
Zebra Technologies Corp. Class A (a)	37,771	4,381,058
		102,718,142
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	123,161	6,435,162
CoStar Group, Inc. (a)	25,416	7,516,782
GoDaddy, Inc. (a)	85,621	3,998,501
IAC/InterActiveCorp (a)	50,788	6,554,191
LogMeIn, Inc.	38,139	4,616,726
Match Group, Inc. (a)(b)	25,341	677,618
Pandora Media, Inc. (a)(b)	165,072	1,206,676
Twitter, Inc. (a)	490,709	10,118,420
VeriSign, Inc. (a)(b)	62,866	6,759,352
Zillow Group, Inc.:
Class A (a)	38,607	1,594,855
Class C (a)(b)	76,261	3,148,054
		52,626,337
IT Services - 4.2%
Alliance Data Systems Corp.	35,334	7,905,276
Amdocs Ltd.	105,707	6,881,526
Booz Allen Hamilton Holding Corp. Class A	105,802	3,998,258
Broadridge Financial Solutions, Inc.	85,387	7,336,451
Conduent, Inc.	140,473	2,174,522
CoreLogic, Inc. (a)	61,174	2,869,061
CSRA, Inc.	116,994	3,742,638
DST Systems, Inc.	45,387	2,660,586
DXC Technology Co.	207,379	18,979,326
Euronet Worldwide, Inc. (a)	36,355	3,513,347
Fidelity National Information Services, Inc.	240,910	22,346,812
First Data Corp. Class A (a)	331,391	5,902,074
Fiserv, Inc. (a)	155,486	20,124,553
FleetCor Technologies, Inc. (a)	67,320	11,125,976
Gartner, Inc. (a)	64,349	8,063,573
Genpact Ltd.	103,629	3,155,503
Global Payments, Inc.	111,498	11,590,217
Jack Henry & Associates, Inc.	56,987	6,275,978
Leidos Holdings, Inc.	103,529	6,472,633
Paychex, Inc.	235,864	15,045,765
Sabre Corp.	153,477	3,002,010
Square, Inc. (a)(b)	176,647	6,569,502
Teradata Corp. (a)(b)	93,230	3,118,544
The Western Union Co. (b)	344,923	6,850,171
Total System Services, Inc.	133,177	9,595,403
Vantiv, Inc. (a)(b)	117,901	8,253,070
WEX, Inc. (a)	28,405	3,510,574
		211,063,349
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)(b)	603,899	6,633,831
Analog Devices, Inc.	268,197	24,486,386
Cavium, Inc. (a)(b)	47,681	3,289,512
Cypress Semiconductor Corp. (b)	238,022	3,775,029
First Solar, Inc. (a)	58,652	3,215,303
KLA-Tencor Corp.	115,058	12,528,666
Lam Research Corp.	118,210	24,655,060
Marvell Technology Group Ltd.	293,433	5,419,708
Maxim Integrated Products, Inc.	206,250	10,836,375
Microchip Technology, Inc. (b)	167,086	15,839,753
Microsemi Corp. (a)	84,392	4,504,001
ON Semiconductor Corp. (a)	303,862	6,478,338
Qorvo, Inc. (a)	92,852	7,039,110
Skyworks Solutions, Inc.	135,152	15,388,407
Teradyne, Inc.	144,753	6,208,456
Versum Materials, Inc.	78,448	3,301,092
Xilinx, Inc.	182,371	13,438,919
		167,037,946
Software - 3.7%
ANSYS, Inc. (a)	62,147	8,496,116
Atlassian Corp. PLC (a)(b)	53,794	2,602,016
Autodesk, Inc. (a)	152,233	19,023,036
Black Knight, Inc. (a)	78,557	3,562,560
CA Technologies, Inc.	229,662	7,436,456
Cadence Design Systems, Inc. (a)	202,854	8,755,179
CDK Global, Inc.	98,267	6,245,851
Citrix Systems, Inc. (a)	110,008	9,087,761
FireEye, Inc. (a)(b)	129,195	2,185,979
Fortinet, Inc. (a)	108,042	4,257,935
Guidewire Software, Inc. (a)	54,316	4,344,194
Manhattan Associates, Inc. (a)	50,782	2,125,735
Nuance Communications, Inc. (a)	208,357	3,071,182
Parametric Technology Corp. (a)	84,452	5,611,835
Red Hat, Inc. (a)	129,692	15,670,684
ServiceNow, Inc. (a)	122,669	15,501,682
Splunk, Inc. (a)	100,327	6,752,007
SS&C Technologies Holdings, Inc.	126,321	5,078,104
Symantec Corp.	448,162	14,565,265
Synopsys, Inc. (a)	109,526	9,476,190
Tableau Software, Inc. (a)	43,302	3,511,359
Take-Two Interactive Software, Inc. (a)	76,305	8,443,148
Tyler Technologies, Inc. (a)	25,266	4,479,409
Ultimate Software Group, Inc. (a)(b)	20,815	4,216,911
Workday, Inc. Class A (a)	95,770	10,629,512
Zynga, Inc. (a)	558,762	2,179,172
		187,309,278
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	87,399	2,804,634
NetApp, Inc.	197,706	8,782,101
Western Digital Corp.	214,029	19,106,369
Xerox Corp.	167,376	5,073,167
		35,766,271

TOTAL INFORMATION TECHNOLOGY		823,126,374

MATERIALS - 5.9%
Chemicals - 2.2%
Albemarle Corp. U.S.	80,900	11,398,001
Ashland Global Holdings, Inc.	45,677	3,105,122
Axalta Coating Systems (a)	156,473	5,202,727
Cabot Corp.	45,461	2,771,303
Celanese Corp. Class A	100,889	10,523,732
CF Industries Holdings, Inc.	169,731	6,446,383
Eastman Chemical Co.	106,226	9,646,383
FMC Corp.	98,067	9,106,502
Huntsman Corp.	147,781	4,731,948
International Flavors & Fragrances, Inc.	57,544	8,483,136
NewMarket Corp.	5,463	2,187,331
Olin Corp.	121,314	4,431,600
Platform Specialty Products Corp. (a)	163,967	1,754,447
RPM International, Inc.	94,997	5,066,190
The Chemours Co. LLC	134,283	7,601,761
The Mosaic Co. (b)	256,708	5,734,857
The Scotts Miracle-Gro Co. Class A	31,782	3,166,123
Valvoline, Inc.	147,545	3,544,031
W.R. Grace & Co.	49,425	3,780,518
Westlake Chemical Corp.	26,406	2,242,133
		110,924,228
Construction Materials - 0.5%
Eagle Materials, Inc.	34,127	3,602,787
Martin Marietta Materials, Inc.	45,731	9,916,767
Vulcan Materials Co.	96,760	11,780,530
		25,300,084
Containers & Packaging - 1.8%
Aptargroup, Inc.	44,993	3,917,541
Ardagh Group SA	13,106	280,993
Avery Dennison Corp.	64,680	6,867,076
Ball Corp.	254,177	10,911,819
Bemis Co., Inc.	66,253	2,982,710
Berry Global Group, Inc. (a)	94,915	5,642,697
Crown Holdings, Inc. (a)	95,576	5,750,808
Graphic Packaging Holding Co.	224,269	3,473,927
International Paper Co.	302,082	17,300,236
Owens-Illinois, Inc. (a)	116,933	2,793,529
Packaging Corp. of America	68,529	7,967,867
Sealed Air Corp.	141,938	6,277,918
Silgan Holdings, Inc.	52,765	1,543,376
Sonoco Products Co.	70,856	3,669,632
WestRock Co.	182,420	11,187,819
		90,567,948
Metals & Mining - 1.4%
Alcoa Corp.	134,566	6,429,563
Freeport-McMoRan, Inc. (a)	993,421	13,888,026
Newmont Mining Corp.	391,628	14,161,268
Nucor Corp.	234,721	13,573,915
Reliance Steel & Aluminum Co.	51,245	3,937,666
Royal Gold, Inc.	47,802	4,020,626
Southern Copper Corp.	58,894	2,529,497
Steel Dynamics, Inc.	169,839	6,319,709
Tahoe Resources, Inc.	222,430	1,067,236
United States Steel Corp. (b)	128,325	3,249,189
		69,176,695
Paper & Forest Products - 0.0%
Domtar Corp.	44,415	2,101,718

TOTAL MATERIALS		298,070,673

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Alexandria Real Estate Equities, Inc.	67,281	8,340,153
American Campus Communities, Inc.	97,123	4,038,374
American Homes 4 Rent Class A	176,094	3,747,280
Apartment Investment & Management Co. Class A	114,520	5,036,590
Apple Hospitality (REIT), Inc.	154,510	2,926,419
AvalonBay Communities, Inc.	100,648	18,250,502
Boston Properties, Inc.	112,871	13,677,708
Brandywine Realty Trust (SBI)	122,964	2,150,640
Brixmor Property Group, Inc.	222,405	3,885,415
Camden Property Trust (SBI)	66,211	6,041,092
Colony NorthStar, Inc.	393,654	4,834,071
Columbia Property Trust, Inc.	86,896	1,918,664
CoreSite Realty Corp.	24,624	2,727,108
Corporate Office Properties Trust (SBI)	73,510	2,347,174
Corrections Corp. of America	86,645	2,136,666
CubeSmart	130,477	3,551,584
CyrusOne, Inc.	63,479	3,896,976
DCT Industrial Trust, Inc.	68,153	3,954,237
DDR Corp.	219,722	1,685,268
Digital Realty Trust, Inc.	149,563	17,714,242
Douglas Emmett, Inc.	105,589	4,201,386
Duke Realty Corp.	259,163	7,380,962
Empire State Realty Trust, Inc.	90,868	1,821,903
EPR Properties	46,539	3,219,568
Equity Commonwealth (a)	87,058	2,616,093
Equity Lifestyle Properties, Inc.	59,557	5,269,603
Essex Property Trust, Inc.	47,796	12,543,104
Extra Space Storage, Inc. (b)	88,774	7,243,071
Federal Realty Investment Trust (SBI)	53,101	6,399,733
Forest City Realty Trust, Inc. Class A	185,057	4,557,954
Gaming & Leisure Properties	146,807	5,364,328
General Growth Properties, Inc.	449,800	8,753,108
HCP, Inc.	342,464	8,849,270
Healthcare Trust of America, Inc.	144,499	4,342,195
Highwoods Properties, Inc. (SBI)	76,150	3,887,458
Hospitality Properties Trust (SBI)	121,210	3,464,182
Host Hotels & Resorts, Inc.	535,110	10,466,752
Hudson Pacific Properties, Inc.	115,450	3,904,519
Invitation Homes, Inc.	62,549	1,411,731
Iron Mountain, Inc. (b)	191,410	7,656,400
JBG SMITH Properties	63,440	1,979,962
Kilroy Realty Corp.	70,916	5,051,347
Kimco Realty Corp.	303,919	5,519,169
Lamar Advertising Co. Class A (b)	60,011	4,227,175
Liberty Property Trust (SBI)	106,722	4,576,239
Life Storage, Inc.	33,793	2,731,150
Medical Properties Trust, Inc.	268,059	3,546,421
Mid-America Apartment Communities, Inc.	82,368	8,430,365
National Retail Properties, Inc.	110,055	4,422,010
Omega Healthcare Investors, Inc.	141,171	4,074,195
Outfront Media, Inc.	102,126	2,394,855
Paramount Group, Inc.	141,521	2,253,014
Park Hotels & Resorts, Inc.	106,383	3,062,767
Piedmont Office Realty Trust, Inc. Class A	103,596	2,003,547
Prologis, Inc.	385,822	24,916,375
Rayonier, Inc.	94,902	2,845,162
Realty Income Corp.	199,408	10,702,227
Regency Centers Corp.	109,162	6,718,921
Retail Properties America, Inc.	171,316	2,093,482
SBA Communications Corp. Class A (a)	87,978	13,828,382
Senior Housing Properties Trust (SBI)	175,326	3,225,998
SL Green Realty Corp.	70,472	6,742,761
Spirit Realty Capital, Inc.	358,904	2,982,492
Store Capital Corp.	125,932	3,109,261
Sun Communities, Inc.	56,337	5,084,978
Tanger Factory Outlet Centers, Inc.	68,661	1,562,038
Taubman Centers, Inc.	43,950	2,075,319
The Macerich Co.	100,724	5,499,530
UDR, Inc.	193,343	7,499,775
Uniti Group, Inc. (b)	122,253	2,139,428
Ventas, Inc.	259,727	16,297,869
VEREIT, Inc.	720,059	5,681,266
Vornado Realty Trust	125,388	9,386,546
Weingarten Realty Investors (SBI)	89,261	2,717,997
Welltower, Inc.	268,366	17,969,787
Weyerhaeuser Co.	546,584	19,627,831
WP Carey, Inc.	77,370	5,272,766
		458,465,890
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	214,027	8,415,542
Howard Hughes Corp. (a)	24,999	3,190,622
Jones Lang LaSalle, Inc.	32,598	4,221,115
Realogy Holdings Corp.	97,339	3,146,970
		18,974,249

TOTAL REAL ESTATE		477,440,139

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. (b)	706,374	13,414,042
Zayo Group Holdings, Inc. (a)	135,629	4,890,782
		18,304,824
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	69,011	2,011,671
U.S. Cellular Corp. (a)	9,807	358,838
		2,370,509

TOTAL TELECOMMUNICATION SERVICES		20,675,333

UTILITIES - 6.2%
Electric Utilities - 2.5%
Alliant Energy Corp.	167,584	7,249,684
Edison International	232,292	18,571,745
Entergy Corp.	131,437	11,337,756
Eversource Energy	231,527	14,502,851
FirstEnergy Corp.	324,388	10,688,585
Great Plains Energy, Inc.	158,736	5,211,303
Hawaiian Electric Industries, Inc.	79,295	2,891,096
OGE Energy Corp.	146,341	5,391,202
Pinnacle West Capital Corp.	81,393	7,138,980
PPL Corp.	500,925	18,814,743
Vistra Energy Corp.	174,400	3,390,336
Westar Energy, Inc.	103,854	5,554,112
Xcel Energy, Inc.	370,829	18,363,452
		129,105,845
Gas Utilities - 0.3%
Atmos Energy Corp.	75,424	6,579,990
National Fuel Gas Co.	59,769	3,469,590
UGI Corp.	127,153	6,085,543
		16,135,123
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	264,592	3,953,004
NRG Energy, Inc.	218,251	5,456,275
The AES Corp.	488,038	5,187,844
		14,597,123
Multi-Utilities - 2.8%
Ameren Corp.	176,775	10,958,282
Avangrid, Inc. (b)	41,273	2,135,052
CenterPoint Energy, Inc.	314,506	9,303,087
CMS Energy Corp.	205,251	9,927,991
Consolidated Edison, Inc.	223,979	19,273,393
DTE Energy Co.	131,086	14,479,760
MDU Resources Group, Inc.	140,348	3,838,518
NiSource, Inc.	239,473	6,314,903
Public Service Enterprise Group, Inc.	370,556	18,231,355
SCANA Corp.	96,920	4,181,129
Sempra Energy	183,839	21,601,083
Vectren Corp.	60,144	4,098,212
WEC Energy Group, Inc.	231,147	15,576,996
		139,919,761
Water Utilities - 0.3%
American Water Works Co., Inc.	130,267	11,432,232
Aqua America, Inc.	128,492	4,558,896
		15,991,128

TOTAL UTILITIES		315,748,980

TOTAL COMMON STOCKS
(Cost $4,394,372,833)		5,033,448,832
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.18% 1/11/18 to 6/21/18 (c)
(Cost $1,990,378)	2,000,000	1,989,572
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.10% (d)	26,836,190	$26,841,557
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	386,560,035	386,598,691
TOTAL MONEY MARKET FUNDS
(Cost $413,422,842)		413,440,248
TOTAL INVESTMENT IN SECURITIES - 107.6%
(Cost $4,809,786,053)		5,448,878,652
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(386,104,777)
NET ASSETS - 100%		$5,062,773,875

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	159	Dec. 2017	$29,159,010	$868,073	$868,073

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,001,663.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$225,656
Fidelity Securities Lending Cash Central Fund	439,351
Total	$665,007

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$701,878,833	$701,878,833	$--	$--
Consumer Staples	193,825,751	193,825,751	--	--
Energy	278,870,665	278,870,665	--	--
Financials	727,518,882	727,518,882	--	--
Health Care	496,031,303	496,031,303	--	--
Industrials	700,261,899	700,261,899	--	--
Information Technology	823,126,374	823,126,374	--	--
Materials	298,070,673	298,070,673	--	--
Real Estate	477,440,139	477,440,139	--	--
Telecommunication Services	20,675,333	20,675,333	--	--
Utilities	315,748,980	315,748,980	--	--
U.S. Government and Government Agency Obligations	1,989,572	--	1,989,572	--
Money Market Funds	413,440,248	413,440,248	--	--
Total Investments in Securities:	$5,448,878,652	$5,446,889,080	$1,989,572	$--
Derivative Instruments:
Assets
Futures Contracts	$868,073	$868,073	$--	$--
Total Assets	$868,073	$868,073	$--	$--
Total Derivative Instruments:	$868,073	$868,073	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$868,073	$0
Total Equity Risk	868,073	0
Total Value of Derivatives	$868,073	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $378,225,385) — See accompanying schedule: Unaffiliated issuers (cost $4,396,363,211)	$5,035,438,404
Fidelity Central Funds (cost $413,422,842)	413,440,248
Total Investment in Securities (cost $4,809,786,053)		$5,448,878,652
Receivable for fund shares sold		6,251,848
Dividends receivable		2,032,621
Distributions receivable from Fidelity Central Funds		112,712
Receivable for daily variation margin on futures contracts		149,240
Total assets		5,457,425,073
Liabilities
Payable for fund shares redeemed	$7,862,117
Accrued management fee	144,171
Payable for daily variation margin on futures contracts	1,185
Other affiliated payables	51,729
Collateral on securities loaned	386,591,996
Total liabilities		394,651,198
Net Assets		$5,062,773,875
Net Assets consist of:
Paid in capital		$4,365,705,875
Undistributed net investment income		35,564,476
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,542,852
Net unrealized appreciation (depreciation) on investments		639,960,672
Net Assets		$5,062,773,875
Investor Class:
Net Asset Value, offering price and redemption price per share ($67,637,970 ÷ 3,305,156 shares)		$20.46
Premium Class:
Net Asset Value, offering price and redemption price per share ($3,136,981,738 ÷ 153,061,853 shares)		$20.49
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,350,512,401 ÷ 65,881,176 shares)		$20.50
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($507,641,766 ÷ 24,765,628 shares)		$20.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$36,239,095
Interest		4,687
Income from Fidelity Central Funds (including $439,351 from security lending)		665,007
Total income		36,908,789
Expenses
Management fee	$791,966
Transfer agent fees	427,023
Independent trustees' fees and expenses	7,299
Miscellaneous	5,924
Total expenses before reductions	1,232,212
Expense reductions	(323)	1,231,889
Net investment income (loss)		35,676,900
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,801,038
Fidelity Central Funds	1,598
Foreign currency transactions	275
Futures contracts	244,600
Total net realized gain (loss)		54,047,511
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	216,647,387
Fidelity Central Funds	(645)
Futures contracts	617,523
Total change in net unrealized appreciation (depreciation)		217,264,265
Net gain (loss)		271,311,776
Net increase (decrease) in net assets resulting from operations		$306,988,676

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,676,900	$41,317,811
Net realized gain (loss)	54,047,511	10,731,670
Change in net unrealized appreciation (depreciation)	217,264,265	326,410,024
Net increase (decrease) in net assets resulting from operations	306,988,676	378,459,505
Distributions to shareholders from net investment income	(14,307,048)	(31,858,285)
Distributions to shareholders from net realized gain	(10,462,392)	(21,673,727)
Total distributions	(24,769,440)	(53,532,012)
Share transactions - net increase (decrease)	1,139,946,538	1,737,408,713
Redemption fees	–	48,069
Total increase (decrease) in net assets	1,422,165,774	2,062,384,275
Net Assets
Beginning of period	3,640,608,101	1,578,223,826
End of period	$5,062,773,875	$3,640,608,101
Other Information
Undistributed net investment income end of period	$35,564,476	$14,194,624

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.22	$16.84	$17.95	$16.26	$13.66	$11.68
Income from Investment Operations
Net investment income (loss)A	.15	.27	.27	.23	.20	.18
Net realized and unrealized gain (loss)	1.21	2.49	(.71)	1.88	2.65	1.99
Total from investment operations	1.36	2.76	(.44)	2.11	2.85	2.17
Distributions from net investment income	(.06)	(.22)	(.21)	(.19)	(.13)	(.15)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.12)B	(.38)	(.67)	(.42)C	(.25)D	(.19)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$20.46	$19.22	$16.84	$17.95	$16.26	$13.66
Total ReturnF,G	7.08%	16.54%	(2.31)%	13.08%	20.99%	18.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.18%J	.21%	.33%	.33%	.33%	.33%
Expenses net of fee waivers, if any	.18%J	.20%	.22%	.22%	.22%	.25%
Expenses net of all reductions	.18%J	.20%	.22%	.22%	.22%	.25%
Net investment income (loss)	1.56%J	1.52%	1.58%	1.31%	1.35%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$67,638	$64,902	$50,008	$35,791	$15,099	$5,140
Portfolio turnover rateK	12%J	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.24	$16.87	$17.98	$16.28	$13.68	$11.69
Income from Investment Operations
Net investment income (loss)A	.17	.30	.29	.25	.23	.21
Net realized and unrealized gain (loss)	1.21	2.47	(.71)	1.89	2.64	1.98
Total from investment operations	1.38	2.77	(.42)	2.14	2.87	2.19
Distributions from net investment income	(.07)	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.13)B	(.40)	(.69)	(.44)C	(.27)	(.20)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$20.49	$19.24	$16.87	$17.98	$16.28	$13.68
Total ReturnE,F	7.18%	16.60%	(2.17)%	13.28%	21.14%	19.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.09%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.06%I	.07%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.06%I	.07%	.08%	.08%	.08%	.09%
Net investment income (loss)	1.68%I	1.64%	1.72%	1.45%	1.49%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$3,136,982	$2,642,107	$1,249,498	$986,564	$519,385	$198,767
Portfolio turnover rateJ	12%I	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.072 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.17	.30	.29	.26	.23	.21
Net realized and unrealized gain (loss)	1.21	2.48	(.70)	1.88	2.65	1.98
Total from investment operations	1.38	2.78	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.07)	(.24)	(.23)	(.21)	(.16)	(.16)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.13)B	(.40)	(.70)C	(.45)	(.27)	(.21)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$20.50	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnF,G	7.18%	16.68%	(2.15)%	13.24%	21.24%	19.04%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%J	.07%	.14%	.14%	.14%	.14%
Expenses net of fee waivers, if any	.05%J	.06%	.06%	.06%	.06%	.07%
Expenses net of all reductions	.05%J	.06%	.06%	.06%	.06%	.07%
Net investment income (loss)	1.69%J	1.66%	1.74%	1.47%	1.51%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,350,512	$742,199	$271,119	$268,052	$88,657	$42,952
Portfolio turnover rateK	12%J	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mid Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.25	$16.87	$17.98	$16.29	$13.68	$11.70
Income from Investment Operations
Net investment income (loss)A	.17	.31	.31	.26	.23	.22
Net realized and unrealized gain (loss)	1.21	2.48	(.72)	1.88	2.65	1.97
Total from investment operations	1.38	2.79	(.41)	2.14	2.88	2.19
Distributions from net investment income	(.07)	(.25)	(.24)	(.22)	(.16)	(.17)
Distributions from net realized gain	(.05)	(.16)	(.46)	(.24)	(.11)	(.04)
Total distributions	(.13)B	(.41)	(.70)	(.45)C	(.27)	(.21)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$20.50	$19.25	$16.87	$17.98	$16.29	$13.68
Total ReturnE,F	7.19%	16.70%	(2.13)%	13.26%	21.26%	19.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.04%I	.05%	.12%	.12%	.12%	.12%
Expenses net of fee waivers, if any	.04%I	.04%	.04%	.04%	.04%	.05%
Expenses net of all reductions	.04%I	.04%	.04%	.04%	.04%	.05%
Net investment income (loss)	1.70%I	1.67%	1.76%	1.49%	1.53%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$507,642	$191,401	$7,598	$25,167	$4,263	$996
Portfolio turnover rateJ	12%I	14%	16%	8%	7%	5%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.053 per share.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exact Sciences Corp.	0.3	0.2
bluebird bio, Inc.	0.3	0.2
MKS Instruments, Inc.	0.3	0.2
Catalent, Inc.	0.3	0.2
Sterling Bancorp	0.3	0.2
MGIC Investment Corp.	0.3	0.2
GrubHub, Inc.	0.3	0.2
Curtiss-Wright Corp.	0.3	0.2
Swift Transporation Co.	0.3	0.1
Monolithic Power Systems, Inc.	0.2	0.2
	2.9

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	19.2
Information Technology	17.2	17.3
Industrials	15.1	14.3
Health Care	14.5	12.9
Consumer Discretionary	11.8	12.2
Real Estate	7.1	7.8
Materials	4.4	4.9
Utilities	3.7	3.7
Energy	3.5	3.0
Consumer Staples	2.6	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.6%

As of April 30, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

Fidelity® Small Cap Index Fund

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	158,953	$2,827,774
Cooper Tire & Rubber Co. (b)	100,878	3,308,798
Cooper-Standard Holding, Inc. (a)	33,347	3,717,524
Dana Holding Corp.	276,801	8,439,662
Dorman Products, Inc. (a)	52,067	3,598,350
Fox Factory Holding Corp. (a)	66,604	2,834,000
Gentherm, Inc. (a)	69,732	2,336,022
Hertz Global Holdings, Inc. (a)(b)	104,032	2,587,276
Horizon Global Corp. (a)	47,243	766,754
LCI Industries	46,059	5,702,104
Modine Manufacturing Co. (a)	94,116	1,981,142
Motorcar Parts of America, Inc. (a)	35,752	1,033,590
Shiloh Industries, Inc. (a)	26,842	249,094
Standard Motor Products, Inc.	40,943	1,787,981
Stoneridge, Inc. (a)	51,374	1,168,245
Superior Industries International, Inc.	46,805	727,818
Tenneco, Inc.	101,425	5,893,807
Tower International, Inc.	37,905	1,152,312
VOXX International Corp. (a)	37,520	251,384
		50,363,637
Automobiles - 0.1%
REV Group, Inc.	43,289	1,116,856
Winnebago Industries, Inc.	59,966	2,947,329
		4,064,185
Distributors - 0.1%
Core-Mark Holding Co., Inc.	86,846	2,957,975
Weyco Group, Inc.	11,861	322,501
		3,280,476
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	29,905	598,100
Ascent Capital Group, Inc. (a)	21,282	239,423
Bridgepoint Education, Inc. (a)	34,997	338,771
Cambium Learning Group, Inc. (a)	25,161	153,985
Capella Education Co.	21,875	1,781,719
Career Education Corp. (a)	127,832	1,365,246
Carriage Services, Inc.	29,028	751,825
Chegg, Inc. (a)(b)	181,212	2,810,598
Collectors Universe, Inc.	14,730	364,715
DeVry, Inc. (b)	118,262	4,369,781
Grand Canyon Education, Inc. (a)	89,244	7,988,230
Houghton Mifflin Harcourt Co. (a)	197,041	1,950,706
K12, Inc. (a)	65,181	1,057,236
Laureate Education, Inc. Class A	68,110	910,631
Liberty Tax, Inc.	12,446	162,420
Regis Corp. (a)	68,112	1,016,912
Sotheby's Class A (Ltd. vtg.) (a)	72,376	3,750,524
Strayer Education, Inc. (b)	20,250	1,898,033
Weight Watchers International, Inc. (a)(b)	53,203	2,389,879
		33,898,734
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	169,417	2,227,834
Biglari Holdings, Inc. (a)	1,971	704,514
BJ's Restaurants, Inc.	40,302	1,277,573
Bloomin' Brands, Inc.	176,435	3,137,014
Bojangles', Inc. (a)	33,099	405,463
Boyd Gaming Corp.	157,912	4,615,768
Brinker International, Inc. (b)	93,791	2,881,260
Buffalo Wild Wings, Inc. (a)	29,461	3,482,290
Caesars Entertainment Corp. (a)(b)	259,696	3,363,063
Carrols Restaurant Group, Inc. (a)	65,512	737,010
Century Casinos, Inc. (a)	39,887	329,068
Churchill Downs, Inc.	25,635	5,346,179
Chuy's Holdings, Inc. (a)(b)	32,057	721,283
Cracker Barrel Old Country Store, Inc. (b)	36,540	5,704,990
Dave & Buster's Entertainment, Inc. (a)	78,928	3,804,330
Del Frisco's Restaurant Group, Inc. (a)	39,940	555,166
Del Taco Restaurants, Inc. (a)	63,162	801,526
Denny's Corp. (a)	124,511	1,627,359
DineEquity, Inc. (b)	32,703	1,556,990
Drive Shack, Inc.	117,475	428,784
El Pollo Loco Holdings, Inc. (a)(b)	38,568	443,532
Eldorado Resorts, Inc. (a)	87,725	2,254,533
Empire Resorts, Inc. (a)	6,343	141,449
Fiesta Restaurant Group, Inc. (a)(b)	49,538	819,854
Fogo de Chao, Inc. (a)	17,135	189,342
Golden Entertainment, Inc. (a)	20,033	534,480
Habit Restaurants, Inc. Class A (a)(b)	38,224	470,155
ILG, Inc.	202,377	6,004,526
Inspired Entertainment, Inc. (a)(b)	7,238	82,875
International Speedway Corp. Class A	46,872	1,820,977
J. Alexanders Holdings, Inc. (a)	25,138	263,949
Jack in the Box, Inc.	56,008	5,797,388
La Quinta Holdings, Inc. (a)	155,203	2,734,677
Lindblad Expeditions Holdings (a)	38,421	411,873
Marcus Corp.	35,361	960,051
Marriott Vacations Worldwide Corp.	41,720	5,491,186
Monarch Casino & Resort, Inc. (a)	20,490	914,059
Nathan's Famous, Inc. (a)	5,364	435,020
Noodles & Co. (a)(b)	21,193	92,190
Papa John's International, Inc.	51,835	3,527,372
Penn National Gaming, Inc. (a)	161,182	4,205,238
Pinnacle Entertainment, Inc. (a)	100,607	2,602,703
Planet Fitness, Inc.	164,502	4,382,333
Potbelly Corp. (a)	43,470	523,814
RCI Hospitality Holdings, Inc.	17,076	470,444
Red Lion Hotels Corp. (a)	32,326	284,469
Red Robin Gourmet Burgers, Inc. (a)(b)	24,469	1,673,680
Red Rock Resorts, Inc.	129,166	3,181,359
Ruby Tuesday, Inc. (a)	111,330	263,852
Ruth's Hospitality Group, Inc.	56,680	1,195,948
Scientific Games Corp. Class A (a)	101,185	4,816,406
SeaWorld Entertainment, Inc. (b)	130,638	1,499,724
Shake Shack, Inc. Class A (a)(b)	41,530	1,576,479
Sonic Corp. (b)	76,978	1,955,241
Speedway Motorsports, Inc.	22,238	443,648
Texas Roadhouse, Inc. Class A	127,217	6,362,122
The Cheesecake Factory, Inc. (b)	85,376	3,819,722
Wingstop, Inc. (b)	55,254	1,871,453
Zoe's Kitchen, Inc. (a)(b)	36,162	444,069
		118,669,656
Household Durables - 1.5%
AV Homes, Inc. (a)(b)	22,949	382,101
Bassett Furniture Industries, Inc.	19,288	748,374
Beazer Homes U.S.A., Inc. (a)	59,179	1,241,575
Cavco Industries, Inc. (a)	16,275	2,553,548
Century Communities, Inc. (a)	36,370	1,038,364
CSS Industries, Inc.	17,119	513,228
Ethan Allen Interiors, Inc.	47,360	1,408,960
Flexsteel Industries, Inc.	14,633	735,601
GoPro, Inc. Class A (a)(b)	203,313	2,120,555
Green Brick Partners, Inc. (a)	44,240	480,004
Hamilton Beach Brands Holding Co. Class B (a)	7,356	285,192
Helen of Troy Ltd. (a)	51,786	4,810,919
Hooker Furniture Corp.	21,568	1,022,323
Hovnanian Enterprises, Inc. Class A (a)	231,950	561,319
Installed Building Products, Inc. (a)	41,022	2,859,233
iRobot Corp. (a)(b)	50,302	3,379,791
KB Home	159,745	4,381,805
La-Z-Boy, Inc.	91,872	2,475,950
LGI Homes, Inc. (a)(b)	32,896	1,984,616
Libbey, Inc.	41,985	287,177
Lifetime Brands, Inc.	18,355	342,321
M.D.C. Holdings, Inc.	78,940	2,923,938
M/I Homes, Inc.	45,706	1,526,580
Meritage Homes Corp. (a)	73,145	3,562,162
New Home Co. LLC (a)	22,554	262,303
PICO Holdings, Inc.	42,663	806,331
Taylor Morrison Home Corp. (a)	135,451	3,271,142
TopBuild Corp. (a)	70,236	4,634,874
TRI Pointe Homes, Inc. (a)	285,483	5,050,194
Universal Electronics, Inc. (a)	26,941	1,616,460
William Lyon Homes, Inc. (a)(b)	45,501	1,262,653
Zagg, Inc. (a)	51,683	808,839
		59,338,432
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	49,120	461,728
Duluth Holdings, Inc. (a)(b)	18,044	372,789
FTD Companies, Inc. (a)	31,695	342,306
Gaia, Inc. Class A (a)	16,583	201,483
Groupon, Inc. (a)(b)	646,124	3,082,011
HSN, Inc.	61,447	2,316,552
Lands' End, Inc. (a)	24,952	271,977
Liberty TripAdvisor Holdings, Inc. (a)	138,673	1,497,668
NutriSystem, Inc.	56,466	2,820,477
Overstock.com, Inc. (a)(b)	31,923	1,465,266
PetMed Express, Inc.	37,594	1,329,324
Shutterfly, Inc. (a)(b)	63,927	2,729,683
		16,891,264
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	101,997	1,461,617
Callaway Golf Co.	177,592	2,562,653
Clarus Corp. (a)	38,739	282,795
Escalade, Inc.	19,158	236,601
Johnson Outdoors, Inc. Class A	9,155	688,548
Malibu Boats, Inc. Class A (a)	38,505	1,201,356
Marine Products Corp.	14,348	206,181
MCBC Holdings, Inc. (a)	34,757	794,893
Nautilus, Inc. (a)	57,883	752,479
Sturm, Ruger & Co., Inc. (b)	32,433	1,607,055
Vista Outdoor, Inc. (a)(b)	108,931	2,277,747
		12,071,925
Media - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	104,459	1,451,980
Beasley Broadcast Group, Inc. Class A	8,922	84,313
Central European Media Enterprises Ltd. Class A (a)(b)	156,108	718,097
Clear Channel Outdoor Holding, Inc. Class A	68,134	258,909
Daily Journal Corp. (a)(b)	2,057	477,430
E.W. Scripps Co. Class A (a)(b)	109,403	1,897,048
Entercom Communications Corp. Class A (b)	52,749	582,876
Entravision Communication Corp. Class A	124,899	649,475
Eros International PLC (a)(b)	47,786	585,379
Gannett Co., Inc.	216,467	1,883,263
Global Eagle Entertainment, Inc. (a)(b)	95,700	232,551
Gray Television, Inc. (a)	122,238	1,903,246
Hemisphere Media Group, Inc. (a)	29,491	359,790
IMAX Corp. (a)(b)	107,064	2,596,302
Liberty Media Corp.:
Liberty Braves Class A (a)	18,515	434,732
Liberty Braves Class C (a)	66,172	1,562,321
Loral Space & Communications Ltd. (a)	24,150	1,138,673
MDC Partners, Inc. Class A (a)	105,609	1,214,504
Meredith Corp. (b)	75,404	3,996,412
MSG Network, Inc. Class A (a)(b)	113,982	1,977,588
National CineMedia, Inc.	117,397	790,082
New Media Investment Group, Inc.	96,891	1,547,349
Nexstar Broadcasting Group, Inc. Class A	86,451	5,515,574
Reading International, Inc. Class A (a)	31,154	487,560
Saga Communications, Inc. Class A	6,951	304,106
Salem Communications Corp. Class A	21,447	137,261
Scholastic Corp.	53,670	1,982,570
Sinclair Broadcast Group, Inc. Class A (b)	137,427	4,356,436
The New York Times Co. Class A	238,744	4,560,010
Time, Inc.	190,246	2,206,854
Townsquare Media, Inc. (a)	16,264	169,796
tronc, Inc. (a)	36,579	540,821
World Wrestling Entertainment, Inc. Class A (b)	74,502	1,976,538
		48,579,846
Multiline Retail - 0.3%
Big Lots, Inc. (b)	84,428	4,332,001
Dillard's, Inc. Class A (b)	26,574	1,349,959
Fred's, Inc. Class A (b)	67,408	297,269
JC Penney Corp., Inc. (a)(b)	591,018	1,654,850
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	90,649	4,047,478
Sears Holdings Corp. (a)(b)	21,707	119,606
		11,801,163
Specialty Retail - 1.9%
Aaron's, Inc. Class A	120,510	4,434,768
Abercrombie & Fitch Co. Class A (b)	129,887	1,744,382
America's Car Mart, Inc. (a)	13,771	590,087
American Eagle Outfitters, Inc.	308,909	4,021,995
Armstrong Flooring, Inc. (a)	43,740	647,352
Asbury Automotive Group, Inc. (a)	35,194	2,160,912
Ascena Retail Group, Inc. (a)(b)	327,619	635,581
Barnes & Noble Education, Inc. (a)	72,359	394,357
Barnes & Noble, Inc. (b)	112,714	788,998
Big 5 Sporting Goods Corp. (b)	39,089	248,215
Boot Barn Holdings, Inc. (a)(b)	23,127	190,335
Build-A-Bear Workshop, Inc. (a)	25,674	200,257
Caleres, Inc.	79,809	2,181,180
Cars.com, Inc. (b)	136,824	3,259,148
Chico's FAS, Inc.	244,281	1,951,805
Citi Trends, Inc.	27,433	596,942
Conn's, Inc. (a)(b)	35,378	1,087,874
DSW, Inc. Class A (b)	124,858	2,391,031
Express, Inc. (a)	147,688	999,848
Finish Line, Inc. Class A	76,362	707,876
Five Below, Inc. (a)(b)	102,754	5,677,159
Francesca's Holdings Corp. (a)	70,550	456,459
Genesco, Inc. (a)	36,788	901,306
GNC Holdings, Inc. Class A (b)	128,041	875,800
Group 1 Automotive, Inc.	37,757	2,966,567
Guess?, Inc. (b)	113,602	1,841,488
Haverty Furniture Companies, Inc.	35,647	850,181
Hibbett Sports, Inc. (a)	39,248	502,374
Kirkland's, Inc. (a)	28,892	338,036
Lithia Motors, Inc. Class A (sub. vtg.)	44,803	5,070,804
Lumber Liquidators Holdings, Inc. (a)(b)	53,588	1,649,439
MarineMax, Inc. (a)	47,737	885,521
Monro, Inc. (b)	60,532	2,987,254
Office Depot, Inc.	974,689	3,021,536
Party City Holdco, Inc. (a)(b)	53,243	593,659
Pier 1 Imports, Inc.	156,010	649,002
Rent-A-Center, Inc. (b)	82,229	817,356
RH (a)(b)	38,206	3,435,484
Select Comfort Corp. (a)(b)	77,144	2,507,180
Shoe Carnival, Inc.	22,059	414,047
Sonic Automotive, Inc. Class A (sub. vtg.)	48,956	971,777
Sportsman's Warehouse Holdings, Inc. (a)(b)	68,189	279,575
Tailored Brands, Inc. (b)	93,231	1,440,419
The Buckle, Inc. (b)	54,305	893,317
The Cato Corp. Class A (sub. vtg.)	44,532	572,682
The Children's Place Retail Stores, Inc. (b)	32,837	3,572,666
The Container Store Group, Inc. (a)(b)	29,179	105,336
Tile Shop Holdings, Inc.	75,562	646,055
Tilly's, Inc.	24,404	290,652
Vitamin Shoppe, Inc. (a)	38,812	178,535
Winmark Corp.	4,503	588,767
Zumiez, Inc. (a)(b)	35,586	628,093
		75,841,469
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	17,270	420,697
Columbia Sportswear Co.	55,547	3,465,022
Crocs, Inc. (a)	141,247	1,440,719
Culp, Inc.	20,609	653,305
Deckers Outdoor Corp. (a)	60,125	4,102,930
Delta Apparel, Inc. (a)	12,909	270,185
Emerald Expositions Events, Inc. (b)	29,378	684,214
Fossil Group, Inc. (a)(b)	84,661	667,129
G-III Apparel Group Ltd. (a)(b)	82,404	2,088,117
Iconix Brand Group, Inc. (a)(b)	95,014	155,823
J.Jill, Inc.	21,393	109,318
Movado Group, Inc.	29,308	811,832
Oxford Industries, Inc.	31,314	2,022,884
Perry Ellis International, Inc. (a)	24,743	576,264
PetIQ, Inc. Class A	13,623	327,769
Ranger Energy Services, Inc. Class A	11,972	138,875
Sequential Brands Group, Inc. (a)(b)	72,549	188,627
Steven Madden Ltd. (a)	112,281	4,378,959
Superior Uniform Group, Inc.	16,151	379,064
TPG RE Finance Trust, Inc.	20,834	406,680
Unifi, Inc. (a)	29,019	1,104,173
Vera Bradley, Inc. (a)	39,684	285,725
Wolverine World Wide, Inc.	179,359	4,896,501
		29,574,812

TOTAL CONSUMER DISCRETIONARY		464,375,599

CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	16,307	2,903,461
Castle Brands, Inc. (a)(b)	166,733	198,412
Coca-Cola Bottling Co. Consolidated	8,949	2,018,536
Craft Brew Alliance, Inc. (a)	24,159	440,902
MGP Ingredients, Inc. (b)	24,442	1,661,078
National Beverage Corp. (b)	22,332	2,186,303
Primo Water Corp. (a)(b)	48,011	528,601
		9,937,293
Food & Staples Retailing - 0.5%
Andersons, Inc.	51,510	1,929,050
Chefs' Warehouse Holdings (a)(b)	37,266	743,457
Ingles Markets, Inc. Class A	27,290	635,857
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	16,172	79,405
Performance Food Group Co. (a)	162,203	4,590,345
PriceSmart, Inc.	42,002	3,519,768
Smart & Final Stores, Inc. (a)(b)	43,035	258,210
SpartanNash Co.	71,842	1,763,721
SUPERVALU, Inc. (a)	73,221	1,192,770
United Natural Foods, Inc. (a)(b)	96,428	3,738,514
Village Super Market, Inc. Class A	15,920	381,921
Weis Markets, Inc.	18,439	715,986
		19,549,004
Food Products - 1.3%
Alico, Inc.	5,654	186,017
Amplify Snack Brands, Inc. (a)(b)	62,127	396,992
B&G Foods, Inc. Class A (b)	124,916	3,972,329
Bob Evans Farms, Inc.	37,700	2,910,063
Cal-Maine Foods, Inc. (a)(b)	59,141	2,661,345
Calavo Growers, Inc. (b)	30,471	2,245,713
Darling International, Inc. (a)	312,344	5,700,278
Dean Foods Co.	173,002	1,686,770
Farmer Brothers Co. (a)	16,459	558,783
Fresh Del Monte Produce, Inc.	61,581	2,740,970
Freshpet, Inc. (a)(b)	46,348	720,711
Hostess Brands, Inc. Class A (a)(b)	152,124	1,753,990
J&J Snack Foods Corp.	28,621	3,811,459
John B. Sanfilippo & Son, Inc. (b)	16,377	963,786
Lancaster Colony Corp.	35,748	4,476,365
Landec Corp. (a)	51,067	676,638
Lifeway Foods, Inc. (a)	8,416	84,665
Limoneira Co.	23,029	537,727
Omega Protein Corp.	42,142	922,910
Sanderson Farms, Inc. (b)	38,340	5,734,514
Seneca Foods Corp. Class A (a)	13,186	474,696
Snyders-Lance, Inc.	163,672	6,158,977
Tootsie Roll Industries, Inc. (b)	31,978	1,138,417
		50,514,115
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	20,201	771,274
Central Garden & Pet Co. Class A (non-vtg.) (a)	67,032	2,474,151
HRG Group, Inc. (a)	225,937	3,664,698
Oil-Dri Corp. of America	9,407	395,188
Orchids Paper Products Co. (b)	17,029	209,116
WD-40 Co.	26,254	2,910,256
		10,424,683
Personal Products - 0.1%
elf Beauty, Inc. (a)(b)	39,444	835,818
Inter Parfums, Inc.	32,994	1,527,622
MediFast, Inc.	20,035	1,250,184
Natural Health Trends Corp. (b)	13,761	265,037
Nature's Sunshine Products, Inc.	20,018	198,178
Revlon, Inc. (a)(b)	22,672	510,120
USANA Health Sciences, Inc. (a)	22,045	1,448,357
		6,035,316
Tobacco - 0.2%
Turning Point Brands, Inc. (a)	9,641	168,718
Universal Corp.	46,963	2,693,328
Vector Group Ltd.	186,780	3,881,288
		6,743,334

TOTAL CONSUMER STAPLES		103,203,745

ENERGY - 3.5%
Energy Equipment & Services - 1.3%
Archrock, Inc.	132,958	1,595,496
Basic Energy Services, Inc. (a)	33,432	630,528
Bristow Group, Inc. (b)	62,071	585,950
C&J Energy Services, Inc.	88,270	2,514,812
Carbo Ceramics, Inc. (a)(b)	43,037	356,346
Diamond Offshore Drilling, Inc. (a)(b)	122,694	2,052,671
Dril-Quip, Inc. (a)(b)	71,859	3,025,264
Ensco PLC Class A (b)	812,653	4,380,200
Era Group, Inc. (a)	38,304	412,151
Exterran Corp. (a)	61,184	1,974,408
Fairmount Santrol Holidings, Inc. (a)(b)	295,829	1,275,023
Forum Energy Technologies, Inc. (a)(b)	131,588	1,894,867
Frank's International NV (b)	94,744	626,258
Geospace Technologies Corp. (a)	26,000	390,520
Gulf Island Fabrication, Inc.	26,357	346,595
Helix Energy Solutions Group, Inc. (a)	266,751	1,819,242
Independence Contract Drilling, Inc. (a)	62,532	202,604
Key Energy Services, Inc. (b)	19,345	205,831
Mammoth Energy Services, Inc. (b)	15,171	299,324
Matrix Service Co. (a)	50,822	716,590
McDermott International, Inc. (a)	538,673	3,566,015
Natural Gas Services Group, Inc. (a)	23,571	655,274
NCS Multistage Holdings, Inc.	19,937	434,228
Newpark Resources, Inc. (a)	160,174	1,401,523
Noble Corp. (a)(b)	464,309	1,931,525
Oil States International, Inc. (a)	96,777	2,230,710
Parker Drilling Co. (a)	252,986	265,635
PHI, Inc. (non-vtg.) (a)	21,869	255,649
Pioneer Energy Services Corp. (a)	143,051	271,797
RigNet, Inc. (a)	24,749	431,870
Rowan Companies PLC (a)(b)	221,849	3,179,096
SEACOR Holdings, Inc. (a)	30,817	1,454,562
Smart Sand, Inc. (b)	41,342	297,249
Solaris Oilfield Infrastructure, Inc. Class A (b)	19,569	312,321
Superior Energy Services, Inc. (a)(b)	289,724	2,555,366
Tesco Corp. (a)	88,246	339,747
TETRA Technologies, Inc. (a)	220,437	626,041
U.S. Silica Holdings, Inc. (b)	155,298	4,738,142
Unit Corp. (a)	98,790	1,849,349
Willbros Group, Inc. (a)	82,429	252,233
		52,353,012
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	287,980	613,397
Adams Resources & Energy, Inc.	3,977	170,772
Approach Resources, Inc. (a)(b)	81,117	189,003
Arch Coal, Inc. (b)	40,474	3,093,023
Ardmore Shipping Corp. (a)(b)	52,650	436,995
Bill Barrett Corp. (a)	145,227	715,969
Bonanza Creek Energy, Inc.	38,615	1,306,345
California Resources Corp. (a)(b)	80,946	892,834
Callon Petroleum Co. (a)(b)	383,557	4,253,647
Carrizo Oil & Gas, Inc. (a)(b)	147,040	2,601,138
Clean Energy Fuels Corp. (a)	258,277	606,951
Cloud Peak Energy, Inc. (a)	139,803	594,163
Contango Oil & Gas Co. (a)	42,900	171,171
CVR Energy, Inc. (b)	30,101	826,272
Delek U.S. Holdings, Inc.	148,118	3,858,474
Denbury Resources, Inc. (a)(b)	761,750	936,953
DHT Holdings, Inc.	164,814	649,367
Dorian Lpg Ltd. (a)(b)	35,701	255,262
Earthstone Energy, Inc. (a)	36,671	295,202
Eclipse Resources Corp. (a)	166,149	368,851
Energy XXI Gulf Coast, Inc.	56,122	479,843
EP Energy Corp. (a)(b)	72,478	195,691
Evolution Petroleum Corp.	49,733	368,024
EXCO Resources, Inc. (a)	2	3
Frontline Ltd. (NY Shares) (b)	147,756	899,834
GasLog Ltd. (b)	78,333	1,351,244
Gastar Exploration, Inc. (a)(b)	326,892	268,051
Gener8 Maritime, Inc. (a)	88,389	407,473
Golar LNG Ltd. (b)	182,852	3,863,663
Green Plains, Inc. (b)	75,011	1,380,202
Halcon Resources Corp. (a)	246,490	1,621,904
Hallador Energy Co.	29,425	152,422
International Seaways, Inc.	56,059	1,129,028
Isramco, Inc. (a)	1,305	148,248
Jagged Peak Energy, Inc. (b)	109,847	1,525,775
Jones Energy, Inc. (b)	90,636	116,014
Lilis Energy, Inc. (a)(b)	80,081	398,803
Matador Resources Co. (a)(b)	170,776	4,534,103
Midstates Petroleum Co., Inc.	21,201	323,315
NACCO Industries, Inc. Class A	7,692	319,987
Navios Maritime Acquisition Corp.	154,512	193,140
Nordic American Tanker Shipping Ltd. (b)	191,736	851,308
Oasis Petroleum, Inc. (a)	447,711	4,230,869
Overseas Shipholding Group, Inc. (a)	85,772	203,280
Pacific Ethanol, Inc. (a)	81,832	392,794
Panhandle Royalty Co. Class A	29,964	723,631
Par Pacific Holdings, Inc. (a)	60,419	1,268,195
PDC Energy, Inc. (a)	125,718	6,402,818
Peabody Energy Corp.	118,004	3,645,144
Penn Virginia Corp.	27,319	1,064,621
Ramaco Resources, Inc. (b)	11,224	65,773
Renewable Energy Group, Inc. (a)(b)	72,958	882,792
Resolute Energy Corp. (a)(b)	41,433	1,244,233
Rex American Resources Corp. (a)(b)	11,115	980,121
Ring Energy, Inc. (a)	95,101	1,218,244
Sanchez Energy Corp. (a)(b)	136,174	589,633
SandRidge Energy, Inc. (a)	67,128	1,259,993
Scorpio Tankers, Inc. (b)	404,161	1,438,813
SemGroup Corp. Class A (b)	126,443	3,293,840
Ship Finance International Ltd. (NY Shares) (b)	114,012	1,698,779
SilverBow Resources, Inc. (a)	13,105	294,731
Src Energy, Inc. (a)	382,353	3,647,648
Stone Energy Corp.	37,143	1,092,747
Teekay Corp. (b)	103,235	836,204
Teekay Tankers Ltd. (b)	226,832	335,711
Tellurian, Inc. (a)(b)	109,691	1,181,372
Ultra Petroleum Corp. (b)	370,969	2,945,494
Uranium Energy Corp. (a)(b)	255,496	270,826
W&T Offshore, Inc. (a)	176,902	553,703
Warrior Metropolitan Coal, Inc.	32,075	834,592
Westmoreland Coal Co. (a)	33,996	58,983
WildHorse Resource Development Corp. (b)	41,191	535,895
		86,555,343

TOTAL ENERGY		138,908,355

FINANCIALS - 18.4%
Banks - 10.4%
1st Source Corp.	30,803	1,580,502
Access National Corp.	28,380	825,858
ACNB Corp.	10,979	306,314
Allegiance Bancshares, Inc. (a)	22,025	863,380
American National Bankshares, Inc.	15,465	605,455
Ameris Bancorp	69,104	3,310,082
Ames National Corp.	16,111	480,108
Arrow Financial Corp.	22,590	797,427
Atlantic Capital Bancshares, Inc. (a)	40,241	661,964
Banc of California, Inc. (b)	82,603	1,738,793
BancFirst Corp.	31,845	1,740,329
Banco Latinoamericano de Comercio Exterior SA Series E	57,519	1,612,258
Bancorp, Inc., Delaware (a)	92,902	781,306
BancorpSouth, Inc.	163,114	5,154,402
Bank of Commerce Holdings	29,846	358,152
Bank of Marin Bancorp	11,534	781,429
Bankwell Financial Group, Inc.	11,454	419,216
Banner Corp.	62,540	3,584,793
Bar Harbor Bankshares	28,674	866,815
BCB Bancorp, Inc.	17,762	249,556
Berkshire Hills Bancorp, Inc.	75,847	2,904,940
Blue Hills Bancorp, Inc.	45,581	989,108
Boston Private Financial Holdings, Inc.	159,608	2,537,767
Bridge Bancorp, Inc.	35,967	1,276,829
Brookline Bancorp, Inc., Delaware	142,702	2,197,611
Bryn Mawr Bank Corp.	32,154	1,409,953
Byline Bancorp, Inc.	12,564	251,908
C & F Financial Corp.	6,139	356,062
California First National Bancorp	2,628	40,471
Camden National Corp.	29,181	1,259,744
Capital Bank Financial Corp. Series A	55,213	2,241,648
Capital City Bank Group, Inc.	21,385	527,354
Capstar Financial Holdings, Inc. (a)	16,230	327,684
Carolina Financial Corp. (b)	27,372	1,008,658
Cathay General Bancorp	144,572	6,043,110
Centerstate Banks of Florida, Inc.	102,541	2,731,692
Central Pacific Financial Corp.	56,206	1,749,131
Central Valley Community Bancorp	19,128	386,386
Century Bancorp, Inc. Class A (non-vtg.)	5,570	473,172
Chemical Financial Corp.	134,758	7,100,399
Chemung Financial Corp.	5,975	282,259
Citizens & Northern Corp.	22,386	546,890
City Holding Co.	29,089	2,050,484
Civista Bancshares, Inc. (b)	18,881	426,144
CNB Financial Corp., Pennsylvania	28,168	809,830
CoBiz, Inc.	72,053	1,472,763
Codorus Valley Bancorp, Inc.	16,098	509,341
Columbia Banking Systems, Inc.	110,540	4,809,595
Commerce Union Bancshares, Inc.	13,196	318,815
Community Bank System, Inc.	93,162	5,150,927
Community Bankers Trust Corp. (a)	40,286	348,474
Community Financial Corp. (b)	7,391	267,628
Community Trust Bancorp, Inc.	29,293	1,414,852
ConnectOne Bancorp, Inc.	57,848	1,553,219
County Bancorp, Inc.	8,764	286,232
Customers Bancorp, Inc. (a)	53,609	1,465,670
CVB Financial Corp.	196,840	4,696,602
DNB Financial Corp.	5,738	193,371
Eagle Bancorp, Inc. (a)	59,852	3,989,136
Enterprise Bancorp, Inc.	17,679	638,212
Enterprise Financial Services Corp.	42,865	1,868,914
Equity Bancshares, Inc. (a)	20,423	696,220
Evans Bancorp, Inc.	8,813	383,806
Farmers & Merchants Bancorp, Inc. (b)	16,862	624,231
Farmers Capital Bank Corp.	14,041	584,106
Farmers National Banc Corp.	48,868	708,586
FCB Financial Holdings, Inc. Class A (a)	66,789	3,119,046
Fidelity Southern Corp.	41,154	902,507
Financial Institutions, Inc.	27,424	899,507
First Bancorp, North Carolina	53,632	1,968,294
First Bancorp, Puerto Rico (a)	364,815	1,878,797
First Bancshares, Inc. (b)	15,860	505,934
First Busey Corp.	72,400	2,253,088
First Business Finance Services, Inc.	14,953	332,405
First Citizen Bancshares, Inc.	14,084	5,704,020
First Commonwealth Financial Corp.	184,101	2,680,511
First Community Bancshares, Inc.	31,335	935,976
First Connecticut Bancorp, Inc.	26,921	710,714
First Financial Bancorp, Ohio	116,646	3,184,436
First Financial Bankshares, Inc. (b)	120,728	5,511,233
First Financial Corp., Indiana	20,186	958,835
First Financial Northwest, Inc.	15,109	251,263
First Foundation, Inc. (a)	55,944	1,035,523
First Guaranty Bancshares, Inc. (b)	7,345	195,965
First Internet Bancorp	11,556	435,661
First Interstate Bancsystem, Inc.	49,672	1,952,110
First Merchants Corp.	77,786	3,344,798
First Mid-Illinois Bancshares, Inc.	19,159	739,537
First Midwest Bancorp, Inc., Delaware	193,526	4,468,515
First Northwest Bancorp (a)	18,256	308,892
First of Long Island Corp.	44,074	1,390,535
Flushing Financial Corp.	53,284	1,597,454
FNB Bancorp California	10,066	347,780
Franklin Financial Network, Inc. (a)	22,550	773,465
Fulton Financial Corp.	325,038	5,915,692
German American Bancorp, Inc.	40,639	1,462,191
Glacier Bancorp, Inc.	148,640	5,642,374
Great Southern Bancorp, Inc.	20,836	1,119,935
Great Western Bancorp, Inc.	112,604	4,570,596
Green Bancorp, Inc. (a)	40,381	894,439
Guaranty Bancorp	44,893	1,277,206
Guaranty Bancshares, Inc. Texas	3,776	108,296
Hancock Holding Co.	160,271	7,813,211
Hanmi Financial Corp.	60,345	1,855,609
HarborOne Bancorp, Inc. (a)	25,339	494,364
Heartland Financial U.S.A., Inc.	46,853	2,307,510
Heritage Commerce Corp.	68,892	1,059,559
Heritage Financial Corp., Washington	56,011	1,708,336
Hilltop Holdings, Inc.	139,429	3,284,947
Home Bancshares, Inc.	299,508	6,732,940
HomeTrust Bancshares, Inc. (a)	31,692	831,915
Hope Bancorp, Inc.	246,914	4,555,563
Horizon Bancorp Industries	43,557	1,198,689
Howard Bancorp, Inc. (a)	16,763	350,347
IBERIABANK Corp.	96,164	7,092,095
Independent Bank Corp.	38,834	873,765
Independent Bank Corp., Massachusetts	50,764	3,660,084
Independent Bank Group, Inc.	33,640	2,115,956
International Bancshares Corp.	103,928	4,219,477
Investar Holding Corp.	15,636	362,755
Investors Bancorp, Inc.	493,029	6,779,149
Lakeland Bancorp, Inc.	86,199	1,771,389
Lakeland Financial Corp.	46,210	2,231,019
LCNB Corp.	16,709	340,864
LegacyTexas Financial Group, Inc.	89,762	3,580,606
Live Oak Bancshares, Inc.	43,625	1,033,913
Macatawa Bank Corp.	49,237	494,339
MainSource Financial Group, Inc.	46,999	1,771,392
MB Financial, Inc.	153,970	7,073,382
MBT Financial Corp.	33,231	350,587
Mercantile Bank Corp.	30,527	1,102,025
Middlefield Banc Corp.	4,853	221,054
Midland States Bancorp, Inc.	29,550	958,898
Midsouth Bancorp, Inc.	27,373	358,586
MidWestOne Financial Group, Inc.	21,022	740,185
MutualFirst Financial, Inc.	11,685	452,210
National Bank Holdings Corp.	47,536	1,560,132
National Bankshares, Inc. (b)	12,976	574,837
National Commerce Corp. (a)	21,614	880,771
NBT Bancorp, Inc.	81,597	3,112,110
Nicolet Bankshares, Inc. (a)	16,706	951,240
Northeast Bancorp	13,623	350,792
Northrim Bancorp, Inc.	12,990	422,175
Norwood Financial Corp.	11,631	347,418
OFG Bancorp	83,184	740,338
Ohio Valley Banc Corp. (b)	7,484	266,430
Old Line Bancshares, Inc.	16,634	501,515
Old National Bancorp, Indiana	254,485	4,631,627
Old Point Financial Corp.	6,623	214,453
Old Second Bancorp, Inc.	55,022	753,801
Opus Bank (a)	39,592	1,025,433
Orrstown Financial Services, Inc.	14,066	358,683
Pacific Continental Corp.	41,126	1,151,528
Pacific Mercantile Bancorp (a)	28,364	265,203
Pacific Premier Bancorp, Inc. (a)	74,442	3,007,457
Park National Corp.	25,521	2,801,951
Park Sterling Corp.	98,768	1,241,514
Parke Bancorp, Inc. (b)	10,574	227,870
PCSB Financial Corp.	34,193	640,093
Peapack-Gladstone Financial Corp.	32,278	1,119,724
Penns Woods Bancorp, Inc.	9,024	436,942
People's Utah Bancorp	25,989	808,258
Peoples Bancorp of North Carolina (b)	7,947	270,913
Peoples Bancorp, Inc.	31,466	1,042,154
Peoples Financial Services Corp.	12,946	586,972
Preferred Bank, Los Angeles	24,660	1,522,262
Premier Financial Bancorp, Inc.	17,866	369,826
QCR Holdings, Inc.	23,033	1,099,826
Renasant Corp.	81,936	3,392,150
Republic Bancorp, Inc., Kentucky Class A	18,898	743,069
Republic First Bancorp, Inc. (a)(b)	91,870	849,798
S&T Bancorp, Inc.	65,725	2,687,495
Sandy Spring Bancorp, Inc.	45,081	1,821,723
Seacoast Banking Corp., Florida (a)	81,475	2,019,765
ServisFirst Bancshares, Inc.	88,102	3,613,063
Shore Bancshares, Inc.	23,937	394,003
Sierra Bancorp	23,444	620,328
Simmons First National Corp. Class A	72,008	4,154,862
SmartFinancial, Inc. (a)(b)	13,745	322,870
South State Corp.	54,841	4,938,432
Southern First Bancshares, Inc. (a)	12,343	475,823
Southern National Bancorp of Virginia, Inc.	41,358	675,376
Southside Bancshares, Inc.	53,091	1,879,952
State Bank Financial Corp.	71,914	2,079,034
Sterling Bancorp	405,556	10,159,178
Stock Yards Bancorp, Inc.	41,236	1,556,659
Summit Financial Group, Inc.	20,730	563,856
Sun Bancorp, Inc.	20,742	525,810
Sunshine Bancorp, Inc. (a)	13,978	326,386
Texas Capital Bancshares, Inc. (a)	94,754	8,153,582
The Bank of NT Butterfield & Son Ltd.	102,069	3,812,277
The First Bancorp, Inc.	19,562	610,530
Tompkins Financial Corp.	28,033	2,442,235
TowneBank	106,970	3,583,495
Trico Bancshares	39,120	1,620,350
TriState Capital Holdings, Inc. (a)	42,624	965,434
Triumph Bancorp, Inc. (a)	33,298	1,032,238
Trustmark Corp.	128,232	4,223,962
Two River Bancorp (b)	13,525	262,385
UMB Financial Corp.	85,957	6,320,418
Umpqua Holdings Corp.	420,995	8,613,558
Union Bankshares Corp.	81,874	2,825,472
Union Bankshares, Inc.	7,174	352,961
United Bankshares, Inc., West Virginia	190,114	6,834,598
United Community Bank, Inc.	134,524	3,688,648
United Security Bancshares, California	24,276	228,194
Unity Bancorp, Inc.	14,189	280,233
Univest Corp. of Pennsylvania	49,732	1,457,148
Valley National Bancorp	490,746	5,643,579
Veritex Holdings, Inc. (a)	30,524	804,613
Washington Trust Bancorp, Inc.	28,781	1,597,346
WashingtonFirst Bankshares, Inc.	18,949	662,078
WesBanco, Inc.	80,344	3,245,898
West Bancorp., Inc.	30,140	736,923
Westamerica Bancorp. (b)	48,607	2,830,386
Wintrust Financial Corp.	105,425	8,569,998
Xenith Bankshares, Inc. (a)	9,605	307,168
		406,571,910
Capital Markets - 1.3%
Arlington Asset Investment Corp. (b)	43,247	496,043
Artisan Partners Asset Management, Inc.	84,688	2,913,267
Associated Capital Group, Inc.	9,564	354,824
B. Riley Financial, Inc.	40,026	666,433
Cohen & Steers, Inc.	40,518	1,762,128
Cowen Group, Inc. Class A (a)(b)	49,579	743,685
Diamond Hill Investment Group, Inc.	6,004	1,272,428
Evercore, Inc. Class A	74,390	5,958,639
Fifth Street Asset Management, Inc. Class A (b)	12,576	51,562
Financial Engines, Inc. (b)	111,218	4,014,970
Gain Capital Holdings, Inc.	67,971	501,626
GAMCO Investors, Inc. Class A	8,389	242,945
Greenhill & Co., Inc. (b)	52,350	958,005
Hamilton Lane, Inc. Class A (b)	27,070	744,154
Houlihan Lokey	47,505	1,977,633
INTL FCStone, Inc. (a)	28,918	1,200,386
Investment Technology Group, Inc.	62,180	1,459,365
Ladenburg Thalmann Financial Services, Inc.	195,775	599,072
Medley Management, Inc.	9,842	55,607
Moelis & Co. Class A	59,311	2,535,545
OM Asset Management Ltd.	143,266	2,189,104
Oppenheimer Holdings, Inc. Class A (non-vtg.)	18,595	404,441
Paragon Commercial Corp. (a)	8,189	471,441
Piper Jaffray Companies	27,462	2,007,472
PJT Partners, Inc.	34,280	1,323,208
Pzena Investment Management, Inc.	32,429	382,662
Rosehill Resources, Inc. (a)	4,769	46,355
Safeguard Scientifics, Inc. (a)	39,004	549,956
Silvercrest Asset Management Group Class A	13,343	217,491
Stifel Financial Corp.	126,558	6,711,371
Value Line, Inc.	1,916	34,277
Virtu Financial, Inc. Class A (b)	46,853	662,970
Virtus Investment Partners, Inc.	12,788	1,488,523
Waddell & Reed Financial, Inc. Class A (b)	154,521	2,887,997
Westwood Holdings Group, Inc.	15,639	1,014,971
Wins Finance Holdings, Inc. (a)(b)(c)	2,087	416,774
WisdomTree Investments, Inc.	219,401	2,433,157
		51,750,487
Consumer Finance - 0.6%
Elevate Credit, Inc.	26,307	205,984
Encore Capital Group, Inc. (a)(b)	45,670	2,121,372
Enova International, Inc. (a)	63,332	940,480
EZCORP, Inc. (non-vtg.) Class A (a)	94,696	970,634
First Cash Financial Services, Inc.	90,190	5,758,632
Green Dot Corp. Class A (a)	86,840	4,916,881
LendingClub Corp. (a)(b)	605,027	3,442,604
Nelnet, Inc. Class A	38,109	2,230,901
PRA Group, Inc. (a)(b)	87,542	2,442,422
Regional Management Corp. (a)	19,291	476,295
World Acceptance Corp. (a)(b)	11,282	987,175
		24,493,380
Diversified Financial Services - 0.4%
Acushnet Holdings Corp. (b)	44,059	813,770
Alteryx, Inc. (b)	16,734	378,021
At Home Group, Inc. (a)(b)	9,690	198,645
Camping World Holdings, Inc. (b)	57,524	2,417,158
Cotiviti Holdings, Inc. (a)	69,785	2,453,641
Donnelley Financial Solutions, Inc.	63,803	1,371,765
FB Financial Corp. (a)(b)	24,780	1,012,759
Granite Point Mortgage Trust, Inc. (b)	19,063	353,619
Marlin Business Services Corp.	16,467	360,627
NewStar Financial, Inc.	58,921	723,550
On Deck Capital, Inc. (a)	93,501	460,960
Quantenna Communications, Inc. (b)	39,880	617,741
Ra Pharmaceuticals, Inc.	22,918	301,143
RBB Bancorp	7,329	183,738
Tiptree, Inc.	46,960	312,284
Varex Imaging Corp. (b)	71,668	2,463,229
		14,422,650
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	86,743	1,412,176
American Equity Investment Life Holding Co.	164,614	4,857,759
Amerisafe, Inc.	36,468	2,359,480
AmTrust Financial Services, Inc.	162,384	2,039,543
Argo Group International Holdings, Ltd.	55,078	3,467,160
Atlas Financial Holdings, Inc. (a)	19,831	391,662
Baldwin & Lyons, Inc. Class B	17,594	403,782
Blue Capital Reinsurance Holdings Ltd.	10,651	141,126
Citizens, Inc. Class A (a)(b)	89,839	680,980
CNO Financial Group, Inc.	321,332	7,702,328
Crawford & Co. Class B	22,640	266,699
Donegal Group, Inc. Class A	16,469	282,279
eHealth, Inc. (a)	29,636	752,162
EMC Insurance Group	16,854	496,519
Employers Holdings, Inc.	60,408	2,881,462
Enstar Group Ltd. (a)	21,384	4,871,275
FBL Financial Group, Inc. Class A	18,977	1,467,871
Federated National Holding Co.	22,218	340,824
Fidelity & Guaranty Life (b)	21,756	676,612
FNFV Group (a)	117,441	2,025,857
Genworth Financial, Inc. Class A (a)	956,041	3,164,496
Global Indemnity Ltd.	15,658	657,166
Greenlight Capital Re, Ltd. (a)	57,136	1,259,849
Hallmark Financial Services, Inc. (a)	26,016	301,525
HCI Group, Inc. (b)	15,259	571,602
Health Insurance Innovations, Inc. (a)(b)	22,453	482,740
Heritage Insurance Holdings, Inc. (b)	49,176	788,783
Horace Mann Educators Corp.	77,744	3,405,187
Independence Holding Co.	11,662	316,623
Infinity Property & Casualty Corp.	20,470	1,931,345
Investors Title Co.	2,765	524,521
James River Group Holdings Ltd.	42,842	1,813,073
Kemper Corp.	75,360	4,830,576
Kingstone Companies, Inc.	17,129	277,490
Kinsale Capital Group, Inc.	27,619	1,198,112
Maiden Holdings Ltd.	135,445	1,117,421
MBIA, Inc. (a)(b)	238,409	1,728,465
National General Holdings Corp.	93,285	1,882,491
National Western Life Group, Inc.	4,303	1,538,667
Navigators Group, Inc.	39,102	2,267,916
NI Holdings, Inc.	19,589	350,447
Primerica, Inc.	86,667	7,670,030
RLI Corp. (b)	73,284	4,330,352
Safety Insurance Group, Inc.	27,840	2,288,448
Selective Insurance Group, Inc.	109,462	6,523,935
State Auto Financial Corp.	30,856	791,148
State National Companies, Inc.	56,122	1,179,684
Stewart Information Services Corp.	39,991	1,517,259
Third Point Reinsurance Ltd. (a)	146,107	2,439,987
Trupanion, Inc. (a)(b)	42,601	1,199,644
United Fire Group, Inc.	40,941	1,886,971
United Insurance Holdings Corp. (b)	38,991	613,718
Universal Insurance Holdings, Inc. (b)	60,219	1,436,223
WMI Holdings Corp. (a)	367,393	304,936
		100,108,386
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	51,722	972,891
American Capital Mortgage Investment Corp.	87,158	1,577,560
Anworth Mortgage Asset Corp.	181,354	1,013,769
Apollo Commercial Real Estate Finance, Inc. (b)	200,962	3,631,383
Ares Commercial Real Estate Corp.	52,557	682,190
Armour Residential REIT, Inc.	77,992	1,953,700
Capstead Mortgage Corp.	181,575	1,601,492
Cherry Hill Mortgage Investment Corp.	22,980	418,466
CYS Investments, Inc.	287,014	2,296,112
Dynex Capital, Inc.	91,508	640,556
Ellington Residential Mortgage REIT	16,607	222,202
Great Ajax Corp.	29,132	412,218
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	93,809	2,257,045
Invesco Mortgage Capital, Inc.	213,667	3,679,346
KKR Real Estate Finance Trust, Inc.	20,782	420,212
Ladder Capital Corp. Class A	144,754	1,945,494
New York Mortgage Trust, Inc. (b)	212,221	1,279,693
Orchid Island Capital, Inc. (b)	82,045	817,168
Owens Realty Mortgage, Inc.	18,272	328,165
PennyMac Mortgage Investment Trust	125,012	2,007,693
Redwood Trust, Inc.	145,607	2,287,486
Resource Capital Corp. (b)	58,057	595,665
Western Asset Mortgage Capital Corp. (b)	79,039	795,923
ZAIS Financial Corp.	33,982	531,818
		32,368,247
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	13,556	711,012
Thrifts & Mortgage Finance - 2.3%
Bank Mutual Corp.	80,857	855,063
BankFinancial Corp.	26,664	422,358
Bear State Financial, Inc.	39,787	408,215
Beneficial Bancorp, Inc.	132,363	2,183,990
BofI Holding, Inc. (a)(b)	113,975	3,065,928
BSB Bancorp, Inc. (a)	16,089	481,061
Capitol Federal Financial, Inc.	243,599	3,359,230
Charter Financial Corp.	23,798	456,208
Clifton Bancorp, Inc.	38,814	661,002
Dime Community Bancshares, Inc.	60,719	1,338,854
Entegra Financial Corp. (a)	11,892	324,057
ESSA Bancorp, Inc.	16,321	263,911
Essent Group Ltd. (a)	154,827	6,598,727
Farmer Mac Class C (non-vtg.)	16,848	1,250,796
First Defiance Financial Corp.	18,823	1,020,207
Flagstar Bancorp, Inc. (a)	40,609	1,517,558
Greene County Bancorp, Inc. (b)	5,558	166,184
Hingham Institution for Savings	2,431	473,316
Home Bancorp, Inc.	11,020	472,097
HomeStreet, Inc. (a)	46,548	1,352,219
Impac Mortgage Holdings, Inc. (a)(b)	18,439	241,551
Kearny Financial Corp.	161,691	2,433,450
Lendingtree, Inc. (a)(b)	12,107	3,245,281
Malvern Bancorp, Inc. (a)	12,041	325,107
Meridian Bancorp, Inc. Maryland	91,626	1,805,032
Meta Financial Group, Inc.	17,027	1,485,606
MGIC Investment Corp. (a)	704,556	10,075,151
Nationstar Mortgage Holdings, Inc. (a)(b)	55,496	1,080,507
NMI Holdings, Inc. (a)	108,679	1,581,279
Northfield Bancorp, Inc.	81,993	1,398,801
Northwest Bancshares, Inc.	179,541	3,028,857
OceanFirst Financial Corp.	59,991	1,664,750
Oconee Federal Financial Corp.	2,151	64,508
Ocwen Financial Corp. (a)(b)	200,276	698,963
Oritani Financial Corp.	75,646	1,282,200
PennyMac Financial Services, Inc. (a)	30,334	576,346
PHH Corp. (a)	100,455	1,327,011
Provident Bancorp, Inc. (a)	7,754	183,770
Provident Financial Holdings, Inc.	10,869	210,098
Provident Financial Services, Inc.	116,809	3,177,205
Prudential Bancorp, Inc.	15,225	277,856
Radian Group, Inc.	412,197	8,639,649
Riverview Bancorp, Inc.	40,085	355,955
SI Financial Group, Inc.	20,951	314,265
Southern Missouri Bancorp, Inc.	12,715	469,565
Territorial Bancorp, Inc.	14,816	468,037
Timberland Bancorp, Inc.	11,676	353,900
Trustco Bank Corp., New York	177,367	1,627,342
United Community Financial Corp.	92,024	849,382
United Financial Bancorp, Inc. New	95,742	1,753,036
Walker & Dunlop, Inc. (a)	52,804	2,898,412
Washington Federal, Inc.	168,122	5,850,646
Waterstone Financial, Inc.	48,885	938,592
Westfield Financial, Inc.	52,915	558,253
WSFS Financial Corp.	57,437	2,854,619
		90,765,963

TOTAL FINANCIALS		721,192,035

HEALTH CARE - 14.5%
Biotechnology - 5.6%
Abeona Therapeutics, Inc. (a)(b)	46,169	828,734
Acceleron Pharma, Inc. (a)	60,756	2,369,484
Achaogen, Inc. (a)(b)	65,231	829,738
Achillion Pharmaceuticals, Inc. (a)(b)	220,804	887,632
Acorda Therapeutics, Inc. (a)(b)	82,339	2,188,159
Adamas Pharmaceuticals, Inc. (a)(b)	27,923	688,581
Aduro Biotech, Inc. (a)(b)	82,396	655,048
Advaxis, Inc. (a)(b)	68,694	233,560
Agenus, Inc. (a)(b)	139,716	511,361
Aileron Therapeutics, Inc. (b)	10,355	124,674
Aimmune Therapeutics, Inc. (a)(b)	66,929	1,945,626
Akebia Therapeutics, Inc. (a)	84,978	1,542,351
Alder Biopharmaceuticals, Inc. (a)(b)	121,022	1,361,498
AMAG Pharmaceuticals, Inc. (a)(b)	66,634	1,046,154
Amicus Therapeutics, Inc. (a)(b)	314,174	4,473,838
AnaptysBio, Inc.	22,782	1,504,295
Anavex Life Sciences Corp. (a)(b)	69,281	292,366
Ardelyx, Inc. (a)	62,731	335,611
Arena Pharmaceuticals, Inc. (a)	74,749	2,095,214
Array BioPharma, Inc. (a)(b)	328,273	3,430,453
Asterias Biotherapeutics, Inc. (a)(b)	48,659	121,648
Atara Biotherapeutics, Inc. (a)(b)	48,192	684,326
Athersys, Inc. (a)(b)	191,310	352,010
Audentes Therapeutics, Inc. (a)	28,847	767,042
Axovant Sciences Ltd. (a)(b)	61,503	322,276
Bellicum Pharmaceuticals, Inc. (a)(b)	52,213	491,846
BioCryst Pharmaceuticals, Inc. (a)(b)	151,994	683,973
Biohaven Pharmaceutical Holding Co. Ltd.	20,256	608,895
Biospecifics Technologies Corp. (a)	11,310	517,659
BioTime, Inc. (a)(b)	142,743	342,583
bluebird bio, Inc. (a)	86,873	12,084,034
Blueprint Medicines Corp. (a)	73,845	4,904,785
Calithera Biosciences, Inc. (a)	58,415	940,482
Calyxt, Inc. (b)	15,448	316,375
Cara Therapeutics, Inc. (a)(b)	50,721	636,041
Cascadian Therapeutics, Inc. (a)	62,879	288,615
Catalyst Pharmaceutical Partners, Inc. (a)	134,457	384,547
Celldex Therapeutics, Inc. (a)(b)	233,393	569,479
ChemoCentryx, Inc. (a)	45,894	301,524
Chimerix, Inc. (a)	91,220	448,802
Clovis Oncology, Inc. (a)(b)	83,496	6,293,094
Coherus BioSciences, Inc. (a)(b)	72,393	814,421
Conatus Pharmaceuticals, Inc. (a)(b)	48,554	222,863
Concert Pharmaceuticals, Inc. (a)	34,268	584,269
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	84,778	601,924
Corvus Pharmaceuticals, Inc. (a)	15,959	216,723
Curis, Inc. (a)	217,993	344,429
Cytokinetics, Inc. (a)	78,878	1,076,685
CytomX Therapeutics, Inc. (a)	55,180	1,103,600
Dyax Corp. rights 12/31/19 (a)(c)	125,389	420,053
Dynavax Technologies Corp. (a)(b)	115,840	2,548,480
Eagle Pharmaceuticals, Inc. (a)(b)	15,646	840,973
Edge Therapeutics, Inc. (a)(b)	37,349	405,610
Editas Medicine, Inc. (a)(b)	64,244	1,593,251
Emergent BioSolutions, Inc. (a)	63,899	2,619,220
Enanta Pharmaceuticals, Inc. (a)(b)	29,461	1,463,328
Epizyme, Inc. (a)(b)	78,173	1,305,489
Esperion Therapeutics, Inc. (a)(b)	32,304	1,477,585
Exact Sciences Corp. (a)(b)	223,682	12,300,228
Fate Therapeutics, Inc. (a)(b)	72,328	345,005
FibroGen, Inc. (a)	125,921	7,032,688
Five Prime Therapeutics, Inc. (a)	51,855	2,326,215
Flexion Therapeutics, Inc. (a)(b)	52,421	1,153,786
Fortress Biotech, Inc. (a)(b)	62,423	233,462
Foundation Medicine, Inc. (a)(b)	27,448	1,235,160
Genocea Biosciences, Inc. (a)(b)	52,269	60,632
Genomic Health, Inc. (a)	38,074	1,248,446
Geron Corp. (a)(b)	284,236	639,531
Global Blood Therapeutics, Inc. (a)(b)	70,255	2,796,149
Halozyme Therapeutics, Inc. (a)(b)	226,969	4,024,160
Heron Therapeutics, Inc. (a)(b)	86,281	1,324,413
Idera Pharmaceuticals, Inc. (a)(b)	205,552	320,661
Ignyta, Inc. (a)	94,982	1,462,723
Immune Design Corp. (a)	31,973	158,266
ImmunoGen, Inc. (a)	160,571	931,312
Immunomedics, Inc. (a)(b)	194,429	2,084,279
Inovio Pharmaceuticals, Inc. (a)(b)	156,576	912,838
Insmed, Inc. (a)	141,381	3,818,701
Insys Therapeutics, Inc. (a)(b)	45,501	234,330
Intellia Therapeutics, Inc. (a)(b)	26,774	833,207
Invitae Corp. (a)	75,733	639,187
Iovance Biotherapeutics, Inc. (a)	100,010	777,578
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	256,420	3,943,740
Jounce Therapeutics, Inc. (b)	27,539	385,546
Karyopharm Therapeutics, Inc. (a)	65,106	664,732
Keryx Biopharmaceuticals, Inc. (a)(b)	169,751	1,099,986
Kindred Biosciences, Inc. (a)	47,251	352,020
Kura Oncology, Inc. (a)(b)	36,588	545,161
La Jolla Pharmaceutical Co. (a)	33,144	1,138,828
Lexicon Pharmaceuticals, Inc. (a)(b)	83,040	846,178
Ligand Pharmaceuticals, Inc. Class B (a)(b)	38,977	5,665,307
Loxo Oncology, Inc. (a)(b)	43,464	3,744,858
Macrogenics, Inc. (a)(b)	64,834	1,283,065
Madrigal Pharmaceuticals, Inc. (a)	7,882	394,021
Matinas BioPharma Holdings, Inc. (b)	94,754	106,124
MediciNova, Inc. (a)(b)	62,681	445,662
Merrimack Pharmaceuticals, Inc. (b)	24,070	282,582
MiMedx Group, Inc. (a)(b)	199,898	2,534,707
Minerva Neurosciences, Inc. (a)	55,247	348,056
Miragen Therapeutics, Inc. (a)	23,945	198,265
Momenta Pharmaceuticals, Inc. (a)	139,594	1,968,275
Myriad Genetics, Inc. (a)(b)	122,174	4,188,125
NantKwest, Inc. (a)(b)	57,304	264,744
Natera, Inc. (a)(b)	59,377	652,553
NewLink Genetics Corp. (a)(b)	41,580	389,189
Novavax, Inc. (a)(b)	532,644	580,582
Novelion Therapeutics, Inc. (a)(b)	27,384	129,252
Nymox Pharmaceutical Corp. (a)(b)	57,545	204,860
OncoCyte Corp. (a)(b)	7,055	42,683
Organovo Holdings, Inc. (a)(b)	192,107	305,450
Otonomy, Inc. (a)	51,137	152,133
Ovid Therapeutics, Inc.	9,147	59,273
PDL BioPharma, Inc. (a)(b)	300,470	889,391
Pieris Pharmaceuticals, Inc. (a)	64,428	325,361
Portola Pharmaceuticals, Inc. (a)	104,990	5,187,556
Progenics Pharmaceuticals, Inc. (a)(b)	135,687	839,903
Protagonist Therapeutics, Inc. (a)	17,628	263,891
Prothena Corp. PLC (a)(b)	73,115	4,244,326
PTC Therapeutics, Inc. (a)(b)	76,218	1,428,325
Puma Biotechnology, Inc. (a)(b)	54,627	6,954,017
Radius Health, Inc. (a)(b)	70,894	2,276,406
Recro Pharma, Inc. (a)	24,696	213,126
REGENXBIO, Inc. (a)	52,490	1,572,076
Repligen Corp. (a)	71,176	2,647,747
Retrophin, Inc. (a)(b)	72,781	1,810,063
Rigel Pharmaceuticals, Inc. (a)	238,753	895,324
Sage Therapeutics, Inc. (a)(b)	65,728	4,159,268
Sangamo Therapeutics, Inc. (a)(b)	157,803	1,956,757
Sarepta Therapeutics, Inc. (a)(b)	112,505	5,547,622
Selecta Biosciences, Inc. (a)(b)	26,350	559,147
Seres Therapeutics, Inc. (a)(b)	39,063	392,193
Sienna Biopharmaceuticals, Inc. (b)	9,135	179,046
Spark Therapeutics, Inc. (a)(b)	50,766	4,106,969
Spectrum Pharmaceuticals, Inc. (a)(b)	148,098	2,901,240
Stemline Therapeutics, Inc. (a)(b)	42,804	584,275
Strongbridge Biopharma PLC (a)(b)	41,092	246,552
Syndax Pharmaceuticals, Inc. (a)	20,343	227,435
Synergy Pharmaceuticals, Inc. (a)(b)	429,285	1,171,948
Syros Pharmaceuticals, Inc. (a)	23,468	403,650
TG Therapeutics, Inc. (a)(b)	92,242	751,772
Tobira Therapeutics, Inc. rights (c)	9,663	66,868
Tocagen, Inc.	15,176	167,998
Trevena, Inc. (a)	101,178	151,767
Ultragenyx Pharmaceutical, Inc. (a)(b)	75,360	3,473,342
Vanda Pharmaceuticals, Inc. (a)	84,542	1,327,309
VBI Vaccines, Inc. (a)(b)	39,137	134,631
Veracyte, Inc. (a)	46,584	398,293
Versartis, Inc. (a)	59,050	106,290
Voyager Therapeutics, Inc. (a)(b)	27,457	578,244
vTv Therapeutics, Inc. Class A (a)	12,591	79,575
Xbiotech, Inc. (a)(b)	36,523	155,588
Xencor, Inc. (a)(b)	72,958	1,443,109
ZIOPHARM Oncology, Inc. (a)(b)	249,446	1,162,418
		218,833,048
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	41,816	2,023,894
Accuray, Inc. (a)(b)	154,670	734,683
Analogic Corp.	23,927	1,921,338
Angiodynamics, Inc. (a)	69,966	1,187,323
Anika Therapeutics, Inc. (a)(b)	27,379	1,495,715
Antares Pharma, Inc. (a)	271,231	493,640
Atricure, Inc. (a)	61,300	1,314,272
Atrion Corp.	2,670	1,755,926
AxoGen, Inc. (a)	52,320	1,075,176
Cantel Medical Corp.	69,081	6,775,464
Cardiovascular Systems, Inc. (a)	60,950	1,467,067
Cerus Corp. (a)(b)	194,609	558,528
ConforMis, Inc. (a)(b)	76,061	269,256
CONMED Corp.	52,266	2,729,331
Corindus Vascular Robotics, Inc. (a)(b)	190,676	217,371
Cryolife, Inc. (a)	60,727	1,181,140
Cutera, Inc. (a)	25,247	992,207
Endologix, Inc. (a)(b)	156,337	828,586
Entellus Medical, Inc. (a)(b)	22,736	384,920
Exactech, Inc. (a)	20,492	857,590
Fonar Corp. (a)	11,456	365,446
Genmark Diagnostics, Inc. (a)	96,849	721,525
Glaukos Corp. (a)(b)	54,529	1,925,419
Globus Medical, Inc. (a)	134,028	4,271,472
Haemonetics Corp. (a)	99,587	4,736,358
Halyard Health, Inc. (a)	88,813	3,743,468
Heska Corp. (a)	12,302	1,199,445
ICU Medical, Inc. (a)	28,640	5,473,104
Inogen, Inc. (a)	32,351	3,200,484
Insulet Corp. (a)	110,475	6,497,035
Integer Holdings Corp. (a)	58,939	2,864,435
Integra LifeSciences Holdings Corp. (a)	121,122	5,666,087
Invacare Corp. (b)	60,110	931,705
iRhythm Technologies, Inc. (b)	26,126	1,331,120
K2M Group Holdings, Inc. (a)	78,550	1,546,650
Lantheus Holdings, Inc. (a)	58,178	1,157,742
LeMaitre Vascular, Inc.	28,573	914,622
LivaNova PLC (a)	92,370	6,826,143
Masimo Corp. (a)	85,360	7,491,194
Meridian Bioscience, Inc. (b)	79,843	1,193,653
Merit Medical Systems, Inc. (a)	92,483	3,518,978
Natus Medical, Inc. (a)	61,687	2,615,529
Neogen Corp. (a)	70,500	5,654,100
Nevro Corp. (a)(b)	52,675	4,613,277
Novocure Ltd. (a)(b)	109,847	2,372,695
NuVasive, Inc. (a)	96,441	5,471,098
NxStage Medical, Inc. (a)	123,392	3,325,414
Obalon Therapeutics, Inc. (b)	15,552	131,103
OraSure Technologies, Inc. (a)	107,624	2,125,574
Orthofix International NV (a)	32,784	1,761,484
Oxford Immunotec Global PLC (a)	42,933	567,574
Penumbra, Inc. (a)(b)	55,712	5,601,842
Pulse Biosciences, Inc. (a)(b)	17,337	419,729
Quidel Corp. (a)	52,771	2,160,972
Quotient Ltd. (a)(b)	50,165	256,343
Rockwell Medical Technologies, Inc. (a)(b)	90,744	549,909
RTI Biologics, Inc. (a)	104,125	468,563
Sientra, Inc. (a)	26,781	392,609
Staar Surgical Co. (a)	78,432	1,039,224
SurModics, Inc. (a)	25,149	748,183
Tactile Systems Technology, Inc. (a)	17,270	495,476
Utah Medical Products, Inc.	6,400	482,560
ViewRay, Inc. (a)(b)	58,161	400,729
Viveve Medical, Inc. (a)(b)	27,387	149,533
Wright Medical Group NV (a)(b)	198,730	5,208,713
		140,851,745
Health Care Providers & Services - 1.9%
AAC Holdings, Inc. (a)(b)	21,693	171,809
Aceto Corp.	56,533	569,287
Addus HomeCare Corp. (a)	14,268	513,648
Almost Family, Inc. (a)	24,475	1,083,019
Amedisys, Inc. (a)	54,172	2,606,215
American Renal Associates Holdings, Inc. (a)(b)	18,336	222,416
AMN Healthcare Services, Inc. (a)(b)	89,677	3,936,820
BioScrip, Inc. (a)	219,223	554,634
BioTelemetry, Inc. (a)	53,496	1,554,059
Capital Senior Living Corp. (a)(b)	46,677	620,804
Chemed Corp.	29,875	6,674,971
Civitas Solutions, Inc. (a)	30,586	570,429
Community Health Systems, Inc. (a)(b)	181,330	1,069,847
Corvel Corp. (a)	17,832	1,069,920
Cross Country Healthcare, Inc. (a)	67,239	917,812
Diplomat Pharmacy, Inc. (a)(b)	90,953	1,914,561
G1 Therapeutics, Inc.	14,589	344,738
Genesis HealthCare, Inc. Class A (a)(b)	65,292	63,771
HealthEquity, Inc. (a)(b)	94,732	4,757,441
HealthSouth Corp.	187,395	8,646,405
Kindred Healthcare, Inc.	158,532	959,119
LHC Group, Inc. (a)	29,952	2,001,093
Magellan Health Services, Inc. (a)	45,184	3,854,195
Molina Healthcare, Inc. (a)(b)	83,629	5,672,555
National Healthcare Corp.	21,146	1,353,344
National Research Corp. Class A	18,036	677,252
Owens & Minor, Inc.	115,517	2,838,253
PharMerica Corp. (a)	56,446	1,653,868
Providence Service Corp. (a)	21,915	1,218,474
R1 RCM, Inc. (a)	189,447	719,899
RadNet, Inc. (a)	70,055	767,102
Select Medical Holdings Corp. (a)	204,171	3,909,875
Surgery Partners, Inc. (a)(b)	35,677	330,012
Teladoc, Inc. (a)(b)	102,329	3,381,973
Tenet Healthcare Corp. (a)(b)	154,669	2,208,673
The Ensign Group, Inc.	91,974	2,122,760
Tivity Health, Inc. (a)(b)	69,467	3,212,849
Triple-S Management Corp. (a)	44,158	1,060,234
U.S. Physical Therapy, Inc.	23,164	1,573,994
		77,378,130
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	345,026	4,650,950
Castlight Health, Inc. Class B (a)(b)	123,010	473,589
Computer Programs & Systems, Inc. (b)	21,368	644,245
Evolent Health, Inc. (a)(b)	100,259	1,629,209
HealthStream, Inc. (a)	49,249	1,204,631
HMS Holdings Corp. (a)	159,481	3,068,414
Inovalon Holdings, Inc. Class A (a)	119,335	1,998,861
Medidata Solutions, Inc. (a)	107,232	8,067,063
NantHealth, Inc. (a)(b)	33,813	123,417
Omnicell, Inc. (a)	69,820	3,477,036
Quality Systems, Inc. (a)	100,680	1,416,568
Simulations Plus, Inc.	20,634	336,334
Tabula Rasa HealthCare, Inc. (a)	17,722	511,811
Vocera Communications, Inc. (a)	53,192	1,501,078
		29,103,206
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	49,243	977,474
Cambrex Corp. (a)	61,673	2,667,357
Enzo Biochem, Inc. (a)	78,202	770,290
Fluidigm Corp. (a)(b)	55,144	319,835
INC Research Holdings, Inc. Class A (a)	103,854	5,935,256
Luminex Corp.	77,712	1,659,151
Medpace Holdings, Inc. (a)	13,442	503,672
Nanostring Technologies, Inc. (a)	39,003	388,470
NeoGenomics, Inc. (a)(b)	106,541	923,710
Pacific Biosciences of California, Inc. (a)(b)	196,197	829,913
PRA Health Sciences, Inc. (a)	92,985	7,571,769
		22,546,897
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (a)	43,293	1,091,417
Aerie Pharmaceuticals, Inc. (a)(b)	62,391	3,852,644
Akcea Therapeutics, Inc. (b)	28,532	522,706
Amphastar Pharmaceuticals, Inc. (a)	69,210	1,250,625
ANI Pharmaceuticals, Inc. (a)	15,229	884,500
Aratana Therapeutics, Inc. (a)(b)	77,392	443,456
Assembly Biosciences, Inc. (a)	26,630	785,851
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (b)	13,170	220,466
Avexis, Inc. (a)	47,522	4,966,524
Catalent, Inc. (a)	239,134	10,184,717
Cempra, Inc. (a)	89,848	206,650
Clearside Biomedical, Inc. (a)(b)	38,686	275,444
Collegium Pharmaceutical, Inc. (a)(b)	42,980	443,983
Corcept Therapeutics, Inc. (a)	173,336	3,412,986
Corium International, Inc. (a)(b)	46,166	465,353
DepoMed, Inc. (a)(b)	109,872	531,780
Dermira, Inc. (a)(b)	72,719	1,946,688
Dova Pharmaceuticals, Inc. (b)	9,809	245,814
Durect Corp. (a)	253,852	202,396
Horizon Pharma PLC (a)(b)	310,531	4,210,800
Impax Laboratories, Inc. (a)	139,582	2,533,413
Innoviva, Inc. (a)(b)	144,916	1,773,772
Intersect ENT, Inc. (a)	49,189	1,458,454
Intra-Cellular Therapies, Inc. (a)(b)	64,360	1,003,372
Kala Pharmaceuticals, Inc.	15,285	245,477
Lannett Co., Inc. (a)(b)	53,454	1,063,735
Mersana Therapeutics, Inc.	10,117	164,502
MyoKardia, Inc. (a)	36,493	1,403,156
Nektar Therapeutics (a)	281,731	6,786,900
Neos Therapeutics, Inc. (a)(b)	44,885	466,804
Ocular Therapeutix, Inc. (a)(b)	42,562	245,157
Omeros Corp. (a)(b)	84,553	1,332,555
Pacira Pharmaceuticals, Inc. (a)(b)	74,870	2,399,584
Paratek Pharmaceuticals, Inc. (a)(b)	45,129	965,761
Phibro Animal Health Corp. Class A	36,114	1,359,692
Prestige Brands Holdings, Inc. (a)	101,376	4,754,534
Reata Pharmaceuticals, Inc. (a)	21,442	649,264
Revance Therapeutics, Inc. (a)(b)	42,796	1,112,696
Sucampo Pharmaceuticals, Inc. Class A (a)	46,019	460,190
Supernus Pharmaceuticals, Inc. (a)	90,106	3,748,410
Teligent, Inc. (a)(b)	78,505	445,908
Tetraphase Pharmaceuticals, Inc. (a)	96,335	578,973
The Medicines Company (a)(b)	131,275	3,772,844
TherapeuticsMD, Inc. (a)(b)	297,431	1,403,874
Theravance Biopharma, Inc. (a)(b)	79,600	2,297,256
WAVE Life Sciences (a)(b)	22,507	518,786
Zogenix, Inc. (a)	59,928	2,247,300
Zynerba Pharmaceuticals, Inc. (a)(b)	21,410	209,818
		81,546,987

TOTAL HEALTH CARE		570,260,013

INDUSTRIALS - 15.1%
Aerospace & Defense - 1.4%
AAR Corp.	60,774	2,363,501
Aerojet Rocketdyne Holdings, Inc. (a)	131,404	4,149,738
AeroVironment, Inc. (a)	39,936	2,043,126
Astronics Corp. (a)	40,606	1,396,846
Axon Enterprise, Inc. (a)(b)	99,122	2,276,832
Cubic Corp.	48,050	2,621,128
Curtiss-Wright Corp.	84,038	9,937,494
Ducommun, Inc. (a)	20,221	666,686
Engility Holdings, Inc. (a)	34,534	1,162,760
Esterline Technologies Corp. (a)	49,724	4,716,321
KEYW Holding Corp. (a)(b)	91,259	689,005
KLX, Inc. (a)	98,299	5,392,683
Kratos Defense & Security Solutions, Inc. (a)(b)	136,389	1,642,124
Mercury Systems, Inc. (a)	89,025	4,493,092
Moog, Inc. Class A (a)	60,608	5,318,958
National Presto Industries, Inc. (b)	9,334	1,091,145
Sparton Corp. (a)	18,418	428,955
Triumph Group, Inc. (b)	92,900	2,884,545
Vectrus, Inc. (a)	20,706	631,740
Wesco Aircraft Holdings, Inc. (a)	106,704	965,671
		54,872,350
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	111,863	2,707,085
Atlas Air Worldwide Holdings, Inc. (a)	44,260	2,715,351
Echo Global Logistics, Inc. (a)(b)	51,706	1,243,529
Forward Air Corp.	56,931	3,270,117
Hub Group, Inc. Class A (a)	62,070	2,687,631
Radiant Logistics, Inc. (a)	70,098	342,078
		12,965,791
Airlines - 0.3%
Allegiant Travel Co. (b)	24,055	3,281,102
Hawaiian Holdings, Inc.	100,762	3,375,527
SkyWest, Inc.	96,496	4,544,962
		11,201,591
Building Products - 1.4%
AAON, Inc.	78,844	2,759,540
Advanced Drain Systems, Inc. Del (b)	67,023	1,310,300
American Woodmark Corp. (a)	26,823	2,591,102
Apogee Enterprises, Inc.	53,851	2,570,308
Builders FirstSource, Inc. (a)	183,932	3,314,455
Caesarstone Sdot-Yam Ltd. (a)	43,018	1,217,409
Continental Building Products, Inc. (a)	75,443	2,014,328
CSW Industrials, Inc. (a)	27,695	1,358,440
GCP Applied Technologies, Inc. (a)	136,329	3,987,623
Gibraltar Industries, Inc. (a)	60,278	2,004,244
GMS, Inc. (a)	52,271	1,779,828
Griffon Corp.	56,237	1,268,144
Insteel Industries, Inc.	34,806	889,293
Jeld-Wen Holding, Inc.	104,430	3,851,378
Masonite International Corp. (a)	56,530	3,793,163
NCI Building Systems, Inc. (a)	76,064	1,213,221
Patrick Industries, Inc. (a)	30,766	2,861,238
PGT, Inc. (a)	91,847	1,295,043
Ply Gem Holdings, Inc. (a)	41,848	707,231
Quanex Building Products Corp.	65,808	1,444,486
Simpson Manufacturing Co. Ltd.	78,333	4,366,281
Trex Co., Inc. (a)	56,114	6,141,677
Universal Forest Products, Inc.	38,017	4,292,119
		57,030,851
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	106,447	4,467,581
ACCO Brands Corp. (a)	206,325	2,692,541
ADS Waste Holdings, Inc.	83,019	2,068,833
Aqua Metals, Inc. (a)(b)	30,122	119,886
ARC Document Solutions, Inc. (a)	75,100	331,942
Brady Corp. Class A	88,508	3,367,729
Casella Waste Systems, Inc. Class A (a)	74,267	1,370,969
CECO Environmental Corp.	55,922	490,436
CompX International, Inc. Class A	2,075	30,814
Covanta Holding Corp.	223,347	3,595,887
Deluxe Corp.	92,097	6,414,556
Ennis, Inc.	47,535	957,830
Essendant, Inc.	70,351	680,998
Healthcare Services Group, Inc.	135,405	7,161,570
Heritage-Crystal Clean, Inc. (a)	26,861	525,133
Herman Miller, Inc.	113,589	3,816,590
HNI Corp.	83,568	2,859,697
Hudson Technologies, Inc. (a)(b)	69,425	410,996
InnerWorkings, Inc. (a)	87,362	950,499
Interface, Inc.	117,662	2,682,694
Kimball International, Inc. Class B	68,692	1,316,826
Knoll, Inc.	92,981	1,973,057
LSC Communications, Inc.	63,145	1,021,686
Matthews International Corp. Class A	59,293	3,726,565
McGrath RentCorp.	44,820	2,003,454
Mobile Mini, Inc.	83,265	2,756,072
Msa Safety, Inc.	63,393	5,039,744
Multi-Color Corp.	26,107	2,159,049
NL Industries, Inc. (a)	15,792	205,296
Quad/Graphics, Inc.	59,291	1,351,242
R.R. Donnelley & Sons Co.	134,425	1,236,710
SP Plus Corp. (a)	32,801	1,271,039
Steelcase, Inc. Class A	162,076	2,358,206
Team, Inc. (a)(b)	55,546	683,216
Tetra Tech, Inc.	108,789	5,357,858
The Brink's Co.	87,222	6,637,594
U.S. Ecology, Inc.	41,842	1,989,587
UniFirst Corp.	29,105	4,584,038
Viad Corp.	38,593	2,240,324
VSE Corp.	16,547	812,458
		93,721,202
Construction & Engineering - 1.3%
Aegion Corp. (a)	62,456	1,454,600
Ameresco, Inc. Class A (a)	35,407	272,634
Argan, Inc.	27,767	1,908,981
Chicago Bridge & Iron Co. NV (b)	191,800	2,673,692
Comfort Systems U.S.A., Inc.	70,198	3,109,771
Dycom Industries, Inc. (a)(b)	57,329	5,035,206
EMCOR Group, Inc.	112,103	9,025,413
Granite Construction, Inc.	75,562	4,812,544
Great Lakes Dredge & Dock Corp. (a)	107,231	546,878
HC2 Holdings, Inc. (a)	79,958	434,172
Ies Holdings, Inc. (a)(b)	16,371	306,138
KBR, Inc.	267,452	5,250,083
Keane Group, Inc. (b)	63,446	979,606
Layne Christensen Co. (a)	33,933	448,255
MasTec, Inc. (a)	126,570	5,512,124
MYR Group, Inc. (a)	30,177	962,345
Northwest Pipe Co. (a)	17,938	327,189
NV5 Holdings, Inc. (a)	15,048	874,289
Orion Group Holdings, Inc. (a)	50,972	366,998
Primoris Services Corp.	74,721	2,112,363
Sterling Construction Co., Inc. (a)	48,942	873,615
Tutor Perini Corp. (a)	70,899	1,999,352
		49,286,248
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	12,865	365,366
AZZ, Inc.	49,331	2,358,022
Babcock & Wilcox Enterprises, Inc. (a)(b)	91,735	401,799
Encore Wire Corp.	38,396	1,733,579
Energous Corp. (a)(b)	35,736	350,570
EnerSys	82,995	5,757,363
Generac Holdings, Inc. (a)(b)	117,066	6,097,968
General Cable Corp.	93,648	1,961,926
Hamilton Beach Brands Holding Co. Class A	8,154	316,131
LSI Industries, Inc.	45,770	318,102
Plug Power, Inc. (a)(b)	425,710	1,213,274
Powell Industries, Inc.	16,836	487,907
Preformed Line Products Co.	5,733	407,674
Revolution Lighting Technologies, Inc. (a)(b)	22,597	125,639
Sunrun, Inc. (a)(b)	160,834	923,187
Thermon Group Holdings, Inc. (a)(b)	61,542	1,323,768
TPI Composites, Inc. (a)	20,290	508,265
Vicor Corp. (a)	32,296	695,979
Vivint Solar, Inc. (a)(b)	49,465	185,494
		25,532,013
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	68,839	2,316,432
Machinery - 3.8%
Actuant Corp. Class A	113,402	2,891,751
Alamo Group, Inc.	18,015	1,900,583
Albany International Corp. Class A	54,587	3,294,325
Altra Industrial Motion Corp.	54,533	2,612,131
American Railcar Industries, Inc. (b)	13,743	546,971
Astec Industries, Inc.	40,466	2,102,209
Barnes Group, Inc.	95,619	6,223,841
Blue Bird Corp. (a)(b)	13,539	279,580
Briggs & Stratton Corp.	79,610	2,006,172
Chart Industries, Inc. (a)	58,247	2,533,745
CIRCOR International, Inc.	31,569	1,387,458
Columbus McKinnon Corp. (NY Shares)	41,370	1,636,597
Commercial Vehicle Group, Inc. (a)	47,213	383,370
Dmc Global, Inc.	26,868	584,379
Douglas Dynamics, Inc.	42,157	1,768,486
Eastern Co.	10,827	312,900
Energy Recovery, Inc. (a)(b)	69,764	537,880
EnPro Industries, Inc.	40,240	3,369,698
ESCO Technologies, Inc.	48,508	2,811,039
ExOne Co. (a)(b)	21,010	223,336
Federal Signal Corp.	112,099	2,393,314
Franklin Electric Co., Inc.	88,132	4,010,006
FreightCar America, Inc.	22,980	430,186
Gencor Industries, Inc. (a)	14,780	267,518
Global Brass & Copper Holdings, Inc.	41,211	1,442,385
Gorman-Rupp Co.	33,822	1,081,628
Graham Corp.	18,575	357,940
Greenbrier Companies, Inc. (b)	52,014	2,715,131
Hardinge, Inc.	22,553	373,027
Harsco Corp. (a)	153,058	3,252,483
Hillenbrand, Inc.	120,294	4,757,628
Hurco Companies, Inc.	11,675	522,456
Hyster-Yale Materials Handling Class A	19,687	1,545,233
John Bean Technologies Corp.	59,726	6,384,709
Kadant, Inc.	20,627	2,343,227
Kennametal, Inc.	152,539	6,658,327
L.B. Foster Co. Class A (a)	15,630	389,187
Lindsay Corp.	19,930	1,824,791
Lydall, Inc. (a)	31,873	1,842,259
Manitowoc Co., Inc. (a)	242,696	2,310,466
Meritor, Inc. (a)	159,417	4,146,436
Milacron Holdings Corp. (a)	103,093	1,850,519
Miller Industries, Inc.	20,498	579,069
Mueller Industries, Inc.	107,805	3,746,224
Mueller Water Products, Inc. Class A	292,853	3,496,665
Navistar International Corp. New (a)	94,598	4,002,441
NN, Inc.	51,282	1,515,383
Omega Flex, Inc.	5,633	363,272
Park-Ohio Holdings Corp.	16,953	799,334
ProPetro Holding Corp. (b)	55,792	849,712
Proto Labs, Inc. (a)(b)	47,133	4,112,354
RBC Bearings, Inc. (a)	44,010	5,449,318
Rexnord Corp. (a)	198,067	5,054,670
Spartan Motors, Inc.	64,666	1,044,356
SPX Corp. (a)	80,904	2,369,678
SPX Flow, Inc. (a)	78,729	3,245,997
Standex International Corp.	23,954	2,480,437
Sun Hydraulics Corp.	44,934	2,585,053
Tennant Co.	33,536	2,325,722
Titan International, Inc.	95,313	928,349
TriMas Corp. (a)	86,614	2,299,602
Twin Disc, Inc. (a)	16,502	352,318
Wabash National Corp. (b)	111,002	2,497,545
Watts Water Technologies, Inc. Class A	52,883	3,564,314
Woodward, Inc.	101,305	7,833,916
		149,801,036
Marine - 0.1%
Costamare, Inc.	96,434	598,855
Eagle Bulk Shipping, Inc. (a)(b)	72,306	339,838
Genco Shipping & Trading Ltd. (a)(b)	14,501	174,157
Matson, Inc.	81,400	2,216,522
Navios Maritime Holdings, Inc. (a)(b)	172,128	313,273
Safe Bulkers, Inc. (a)(b)	92,453	328,208
Scorpio Bulkers, Inc.	111,376	891,008
		4,861,861
Professional Services - 1.3%
Acacia Research Corp.(a)	92,692	417,114
Advisory Board Co. (a)	76,890	4,146,293
Barrett Business Services, Inc.	13,470	818,841
BG Staffing, Inc. (b)	12,986	219,204
CBIZ, Inc. (a)	97,169	1,647,015
Cogint, Inc. (a)(b)	38,342	174,456
CRA International, Inc.	16,133	681,781
Exponent, Inc.	48,714	3,597,529
Franklin Covey Co. (a)	18,286	354,748
FTI Consulting, Inc. (a)	74,734	3,194,879
GP Strategies Corp. (a)	24,301	705,944
Heidrick & Struggles International, Inc.	35,284	876,807
Hill International, Inc. (a)	64,178	340,143
Huron Consulting Group, Inc. (a)	41,671	1,525,159
ICF International, Inc. (a)	34,182	1,835,573
Insperity, Inc.	34,458	3,270,064
Kelly Services, Inc. Class A (non-vtg.)	58,267	1,533,005
Kforce, Inc.	45,200	946,940
Korn/Ferry International	97,395	4,074,033
MISTRAS Group, Inc. (a)	33,425	702,259
Navigant Consulting, Inc. (a)	90,083	1,559,337
On Assignment, Inc. (a)	96,635	5,915,995
Pendrell Corp. (a)	21,996	142,534
Resources Connection, Inc.	54,442	857,462
RPX Corp.	85,752	1,116,491
TriNet Group, Inc. (a)	78,662	2,731,145
TrueBlue, Inc. (a)	79,132	2,144,477
WageWorks, Inc. (a)	75,591	4,818,926
Willdan Group, Inc. (a)(b)	14,204	426,972
		50,775,126
Road & Rail - 0.8%
ArcBest Corp.	49,422	1,611,157
Avis Budget Group, Inc. (a)(b)	142,501	5,878,166
Covenant Transport Group, Inc. Class A (a)	22,531	669,171
Daseke, Inc. (a)	38,778	536,300
Heartland Express, Inc.	90,039	1,920,532
Marten Transport Ltd.	74,300	1,459,995
Roadrunner Transportation Systems, Inc. (a)	57,613	506,994
Saia, Inc. (a)	48,125	3,118,500
Schneider National, Inc. Class B (b)	61,906	1,621,318
Swift Transporation Co. (a)(b)	238,837	9,899,794
Universal Logistics Holdings, Inc.	16,137	348,559
Werner Enterprises, Inc. (b)	90,836	3,238,303
YRC Worldwide, Inc. (a)	62,929	847,654
		31,656,443
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	90,516	2,105,402
Applied Industrial Technologies, Inc.	72,754	4,630,792
Beacon Roofing Supply, Inc. (a)	127,019	7,038,123
BMC Stock Holdings, Inc. (a)	124,495	2,670,418
CAI International, Inc. (a)	29,431	1,089,536
DXP Enterprises, Inc. (a)	29,995	961,940
EnviroStar, Inc. (b)	6,650	177,555
GATX Corp. (b)	73,505	4,366,932
H&E Equipment Services, Inc.	59,924	1,973,897
Herc Holdings, Inc. (a)(b)	46,060	2,232,068
Huttig Building Products, Inc. (a)(b)	46,117	309,906
Kaman Corp.	52,439	2,933,438
Lawson Products, Inc. (a)	12,130	305,070
MRC Global, Inc. (a)	170,192	2,918,793
Nexeo Solutions, Inc. (a)	49,813	368,118
Now, Inc. (a)(b)	203,794	2,551,501
Rush Enterprises, Inc.:
Class A (a)	56,325	2,860,184
Class B (a)	9,949	473,473
SiteOne Landscape Supply, Inc. (a)(b)	64,584	4,101,730
Textainer Group Holdings Ltd. (a)(b)	51,751	1,011,732
Titan Machinery, Inc. (a)	35,700	531,573
Triton International Ltd.	82,578	3,294,862
Veritiv Corp. (a)	21,848	702,413
Willis Lease Finance Corp. (a)	6,202	155,608
		49,765,064
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc. (b)	30,691	434,278

TOTAL INDUSTRIALS		594,220,286

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.6%
ADTRAN, Inc.	92,641	1,954,725
Aerohive Networks, Inc. (a)	57,689	228,448
Applied Optoelectronics, Inc. (a)(b)	34,913	1,422,356
CalAmp Corp. (a)	65,569	1,490,383
Calix Networks, Inc. (a)	82,741	455,076
Carvana Co. Class A (b)	25,863	366,737
Ciena Corp. (a)(b)	268,144	5,703,423
Clearfield, Inc. (a)(b)	20,842	285,535
Comtech Telecommunications Corp.	43,664	939,213
Digi International, Inc. (a)	50,226	522,350
EMCORE Corp. (a)	50,457	416,270
Extreme Networks, Inc. (a)	207,690	2,492,280
Finisar Corp. (a)(b)	216,734	5,101,918
Harmonic, Inc. (a)(b)	150,960	558,552
Infinera Corp. (a)(b)	275,717	2,307,751
InterDigital, Inc.	65,811	4,827,237
KVH Industries, Inc. (a)	29,242	337,745
Lumentum Holdings, Inc. (a)(b)	115,828	7,314,538
NETGEAR, Inc. (a)	61,373	2,863,050
NetScout Systems, Inc. (a)	164,868	4,682,251
Oclaro, Inc. (a)(b)	314,983	2,604,909
Plantronics, Inc.	63,537	2,882,038
Sonus Networks, Inc. (a)	91,352	712,546
Ubiquiti Networks, Inc. (a)(b)	43,960	2,733,433
ViaSat, Inc. (a)(b)	101,163	6,585,711
Viavi Solutions, Inc. (a)	435,374	4,040,271
		63,828,746
Electronic Equipment & Components - 3.0%
Akoustis Technologies, Inc. (a)(b)	16,472	100,314
Anixter International, Inc. (a)	55,248	3,795,538
AVX Corp.	88,540	1,668,094
Badger Meter, Inc.	53,449	2,341,066
Bel Fuse, Inc. Class B (non-vtg.)	18,214	589,223
Belden, Inc.	79,974	6,390,722
Benchmark Electronics, Inc. (a)	95,236	2,947,554
Cardtronics PLC (a)	86,725	1,986,003
Control4 Corp. (a)	46,372	1,365,655
CTS Corp.	61,235	1,665,592
Daktronics, Inc.	67,458	692,794
Electro Scientific Industries, Inc. (a)	61,038	1,091,970
ePlus, Inc. (a)	24,995	2,389,522
Fabrinet (a)	69,074	2,568,171
FARO Technologies, Inc. (a)	31,732	1,643,718
Fitbit, Inc. (a)(b)	332,498	2,041,538
II-VI, Inc. (a)	115,350	5,213,820
Insight Enterprises, Inc. (a)	67,813	3,054,976
Iteris, Inc. (a)(b)	45,487	314,315
Itron, Inc. (a)	64,919	5,073,420
KEMET Corp. (a)	89,110	2,289,236
Kimball Electronics, Inc. (a)	49,762	1,094,764
Knowles Corp. (a)(b)	168,033	2,782,626
Littelfuse, Inc.	42,757	8,936,213
Maxwell Technologies, Inc. (a)	66,062	318,419
Mesa Laboratories, Inc. (b)	6,085	970,253
Methode Electronics, Inc. Class A	68,149	3,196,188
MicroVision, Inc. (a)(b)	146,611	324,010
MTS Systems Corp.	32,125	1,672,106
Napco Security Technolgies, Inc. (a)	21,666	219,910
Novanta, Inc. (a)	60,934	2,882,178
OSI Systems, Inc. (a)	33,054	2,921,313
Park Electrochemical Corp.	36,490	688,931
PC Connection, Inc.	22,071	595,917
PC Mall, Inc. (a)(b)	18,840	264,702
Plexus Corp. (a)	63,856	3,922,674
RadiSys Corp. (a)	65,459	86,406
Rogers Corp. (a)	34,270	5,211,782
Sanmina Corp. (a)	142,472	4,662,396
ScanSource, Inc. (a)	47,276	2,030,504
SYNNEX Corp.	55,084	7,429,730
Systemax, Inc.	21,676	618,850
Tech Data Corp. (a)	66,631	6,181,358
TTM Technologies, Inc. (a)(b)	175,807	2,774,234
VeriFone Systems, Inc. (a)	211,608	4,037,481
Vishay Intertechnology, Inc. (b)	255,711	5,689,570
Vishay Precision Group, Inc. (a)	19,017	466,867
		119,202,623
Internet Software & Services - 3.1%
2U, Inc. (a)(b)	83,252	5,297,325
Actua Corp. (a)	57,720	891,774
Alarm.com Holdings, Inc. (a)	38,659	1,804,602
Amber Road, Inc. (a)	38,622	288,120
AppFolio, Inc. (a)	15,209	698,093
Apptio, Inc. Class A (a)	41,981	1,018,039
Bankrate, Inc. (a)	89,655	1,246,205
Bazaarvoice, Inc. (a)	157,932	762,022
Benefitfocus, Inc. (a)(b)	30,484	835,262
BlackLine, Inc. (b)	29,791	1,058,176
Blucora, Inc. (a)	82,189	1,783,501
Box, Inc. Class A (a)	154,065	3,381,727
Brightcove, Inc. (a)	64,634	517,072
Carbonite, Inc. (a)(b)	46,994	1,066,764
Care.com, Inc. (a)	25,451	391,182
ChannelAdvisor Corp. (a)	48,000	540,000
Cimpress NV (a)(b)	47,476	5,181,531
Cloudera, Inc.	27,157	410,885
CommerceHub, Inc.:
Series A (a)(b)	27,162	606,527
Series C (a)	54,156	1,155,147
Cornerstone OnDemand, Inc. (a)	99,064	3,800,095
Coupa Software, Inc.	59,190	2,056,853
DHI Group, Inc. (a)	91,637	201,601
Endurance International Group Holdings, Inc. (a)	111,024	910,397
Envestnet, Inc. (a)	81,905	4,373,727
Etsy, Inc. (a)	220,095	3,675,587
Five9, Inc. (a)	99,340	2,506,348
Gogo, Inc. (a)(b)	107,959	1,073,112
GrubHub, Inc. (a)(b)	163,421	9,971,949
GTT Communications, Inc. (a)	58,992	2,150,258
Hortonworks, Inc. (a)	95,677	1,579,627
Instructure, Inc. (a)	41,088	1,429,862
Internap Network Services Corp. (a)(b)	151,980	706,707
j2 Global, Inc. (b)	88,403	6,554,198
Leaf Group Ltd. (a)	21,364	150,616
Limelight Networks, Inc. (a)	143,181	708,746
Liquidity Services, Inc. (a)	50,947	290,398
LivePerson, Inc. (a)	102,723	1,443,258
MeetMe, Inc. (a)(b)	127,246	431,364
MINDBODY, Inc. (a)(b)	80,960	2,610,960
MuleSoft, Inc. Class A (b)	46,446	1,086,372
New Relic, Inc. (a)	57,599	2,956,557
NIC, Inc.	121,747	2,069,699
Nutanix, Inc. Class A (a)(b)	107,920	3,075,720
Okta, Inc. (b)	25,520	738,038
Ominto, Inc. (a)(b)	24,526	78,238
Q2 Holdings, Inc. (a)	59,706	2,540,490
QuinStreet, Inc. (a)	69,547	618,968
Quotient Technology, Inc. (a)(b)	140,220	2,194,443
Reis, Inc.	17,338	316,419
SecureWorks Corp. (a)	14,677	147,064
Shutterstock, Inc. (a)(b)	35,466	1,382,819
SPS Commerce, Inc. (a)	32,077	1,576,905
Stamps.com, Inc. (a)	30,126	6,760,274
TechTarget, Inc. (a)	37,947	472,820
The Trade Desk, Inc. (a)(b)	45,064	2,970,619
Tintri, Inc. (b)	17,423	67,427
TrueCar, Inc. (a)(b)	131,960	2,135,113
Tucows, Inc. (a)(b)	17,354	1,014,341
Twilio, Inc. Class A (a)(b)	118,196	3,776,362
Veritone, Inc. (b)	5,090	180,695
Web.com Group, Inc. (a)	72,968	1,758,529
XO Group, Inc. (a)	47,453	947,162
Yelp, Inc. (a)	147,607	6,896,199
Yext, Inc. (b)	23,688	271,938
		121,592,828
IT Services - 1.8%
Acxiom Corp. (a)	150,567	3,788,266
Blackhawk Network Holdings, Inc. (a)	103,977	3,530,019
CACI International, Inc. Class A (a)	46,449	6,677,044
Cass Information Systems, Inc.	20,873	1,346,309
Convergys Corp.	178,712	4,598,260
CSG Systems International, Inc.	63,344	2,681,985
EPAM Systems, Inc. (a)	93,517	8,524,075
Everi Holdings, Inc. (a)	120,414	998,232
EVERTEC, Inc.	115,058	1,725,870
ExlService Holdings, Inc. (a)	62,201	3,882,586
Forrester Research, Inc.	19,348	845,508
Hackett Group, Inc.	45,221	698,212
Information Services Group, Inc. (a)	60,839	248,223
ManTech International Corp. Class A	49,050	2,276,411
Maximus, Inc.	122,141	8,113,827
MoneyGram International, Inc. (a)(b)	55,321	860,242
Perficient, Inc. (a)	65,279	1,269,677
Planet Payment, Inc. (a)	79,390	354,873
Presidio, Inc. (b)	36,167	535,272
Science Applications International Corp.	83,237	6,104,602
ServiceSource International, Inc. (a)	142,503	495,910
StarTek, Inc. (a)	19,185	229,069
Sykes Enterprises, Inc. (a)	74,388	2,152,789
Syntel, Inc.	62,722	1,465,186
Teletech Holdings, Inc.	26,601	1,107,932
Travelport Worldwide Ltd.	235,912	3,701,459
Unisys Corp. (a)(b)	95,864	838,810
Virtusa Corp. (a)	51,475	1,964,286
		71,014,934
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)(b)	34,807	1,472,684
Advanced Energy Industries, Inc. (a)	75,499	6,396,275
Alpha & Omega Semiconductor Ltd. (a)	35,634	656,735
Ambarella, Inc. (a)(b)	61,693	3,481,953
Amkor Technology, Inc. (a)	194,066	2,245,344
Axcelis Technologies, Inc. (a)	57,224	1,882,670
AXT, Inc. (a)	70,219	653,037
Brooks Automation, Inc.	130,862	4,500,344
Cabot Microelectronics Corp.	47,263	4,568,914
Ceva, Inc. (a)	40,894	1,975,180
Cirrus Logic, Inc. (a)	122,525	6,861,400
Cohu, Inc.	52,196	1,346,657
Cree, Inc. (a)(b)	185,526	6,623,278
CyberOptics Corp. (a)(b)	12,591	181,310
Diodes, Inc. (a)	72,703	2,496,621
DSP Group, Inc. (a)	40,827	547,082
Entegris, Inc.	269,981	8,841,878
Experi Corp.	93,275	2,145,325
FormFactor, Inc. (a)	137,145	2,496,039
GSI Technology, Inc. (a)	26,836	185,705
Ichor Holdings Ltd.	34,318	1,070,378
Impinj, Inc. (a)(b)	34,243	1,169,056
Inphi Corp. (a)(b)	79,940	3,275,941
Integrated Device Technology, Inc. (a)	254,503	7,907,408
IXYS Corp. (a)	49,023	1,210,868
Kopin Corp. (a)(b)	116,132	407,623
Lattice Semiconductor Corp. (a)	232,250	1,358,663
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	77,137	3,153,361
MaxLinear, Inc. Class A (a)	114,515	2,802,182
MKS Instruments, Inc.	102,527	11,139,559
Monolithic Power Systems, Inc.	75,787	9,221,004
Nanometrics, Inc. (a)	45,643	1,290,328
NeoPhotonics Corp. (a)(b)	60,477	315,085
NVE Corp.	9,062	770,995
PDF Solutions, Inc. (a)(b)	53,466	783,277
Photronics, Inc. (a)	126,998	1,231,881
Pixelworks, Inc. (a)	61,139	341,767
Power Integrations, Inc.	54,560	4,383,896
Rambus, Inc. (a)	206,017	3,030,510
Rudolph Technologies, Inc. (a)	59,417	1,648,822
Semtech Corp. (a)	123,320	5,062,286
Sigma Designs, Inc. (a)	70,298	425,303
Silicon Laboratories, Inc. (a)	79,737	7,567,041
SMART Global Holdings, Inc.	38,754	1,215,713
SunPower Corp. (a)(b)	113,550	808,476
Synaptics, Inc. (a)(b)	65,559	2,433,550
Ultra Clean Holdings, Inc. (a)	62,677	1,599,517
Veeco Instruments, Inc. (a)	89,310	1,612,046
Xcerra Corp. (a)	101,256	997,372
		137,792,339
Software - 3.7%
8x8, Inc. (a)	168,171	2,245,083
A10 Networks, Inc. (a)	92,813	678,463
ACI Worldwide, Inc. (a)	221,552	5,334,972
Agilysys, Inc. (a)	28,965	355,401
American Software, Inc. Class A	50,683	628,976
Aspen Technology, Inc. (a)	142,768	9,211,391
Barracuda Networks, Inc. (a)	47,712	1,112,167
Blackbaud, Inc.	90,682	9,186,087
Bottomline Technologies, Inc. (a)	75,653	2,463,262
BroadSoft, Inc. (a)(b)	58,332	3,199,510
Callidus Software, Inc. (a)	122,775	3,112,346
CommVault Systems, Inc. (a)	74,642	3,885,116
Digimarc Corp. (a)(b)	18,882	674,087
Ebix, Inc. (b)	45,702	3,105,451
Ellie Mae, Inc. (a)(b)	64,310	5,784,685
Everbridge, Inc. (a)	32,123	855,757
Exa Corp. (a)	26,296	637,415
Fair Isaac Corp.	57,944	8,411,151
Gigamon, Inc. (a)	69,963	2,693,576
Glu Mobile, Inc. (a)(b)	197,366	791,438
HubSpot, Inc. (a)(b)	64,815	5,609,738
Imperva, Inc. (a)	63,675	2,718,923
Majesco (a)	8,537	50,966
MicroStrategy, Inc. Class A (a)	18,042	2,386,235
Mitek Systems, Inc. (a)	58,344	519,262
MobileIron, Inc. (a)	105,832	407,453
Model N, Inc. (a)	44,043	640,826
Monotype Imaging Holdings, Inc.	79,162	1,824,684
Park City Group, Inc. (a)(b)	24,601	271,841
Paycom Software, Inc. (a)(b)	93,741	7,705,510
Paylocity Holding Corp. (a)(b)	49,477	2,642,567
Pegasystems, Inc.	69,602	4,057,797
Progress Software Corp.	90,296	3,822,230
Proofpoint, Inc. (a)(b)	82,928	7,663,376
PROS Holdings, Inc. (a)	50,277	1,135,757
QAD, Inc. Class A	18,756	693,972
Qualys, Inc. (a)	59,752	3,160,881
Rapid7, Inc. (a)	39,496	714,088
RealNetworks, Inc. (a)	44,029	207,817
RealPage, Inc. (a)	111,574	4,831,154
RingCentral, Inc. (a)	118,651	5,001,140
Rosetta Stone, Inc. (a)	32,447	329,986
Silver Spring Networks, Inc. (a)	79,592	1,283,023
Synchronoss Technologies, Inc. (a)(b)	81,340	921,582
TeleNav, Inc. (a)	57,494	370,836
The Rubicon Project, Inc. (a)	83,370	296,797
TiVo Corp.	223,328	4,053,403
Upland Software, Inc. (a)	15,491	340,337
Varonis Systems, Inc. (a)	36,360	1,585,296
Vasco Data Security International, Inc. (a)	58,528	795,981
Verint Systems, Inc. (a)	118,757	5,011,545
VirnetX Holding Corp. (a)(b)	95,434	491,485
Workiva, Inc. (a)	47,716	1,066,453
Zendesk, Inc. (a)	184,733	5,726,723
Zix Corp. (a)	100,627	488,041
		143,194,039
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	207,860	2,573,307
Avid Technology, Inc. (a)	61,652	273,735
CPI Card Group (b)	36,243	39,142
Cray, Inc. (a)	76,418	1,578,032
Diebold Nixdorf, Inc. (b)	143,892	2,777,116
Eastman Kodak Co. (a)	29,683	158,804
Electronics for Imaging, Inc. (a)	88,014	2,716,112
Immersion Corp. (a)(b)	55,067	444,941
Intevac, Inc. (a)	37,114	311,758
Pure Storage, Inc. Class A (a)	176,985	2,907,864
Quantum Corp. (a)	53,366	282,840
Stratasys Ltd. (a)(b)	95,119	2,142,080
Super Micro Computer, Inc. (a)(b)	74,122	1,475,028
U.S.A. Technologies, Inc. (a)(b)	90,483	574,567
		18,255,326

TOTAL INFORMATION TECHNOLOGY		674,880,835

MATERIALS - 4.4%
Chemicals - 2.2%
A. Schulman, Inc.	54,518	2,142,557
Advanced Emissions Solutions, Inc. (b)	40,066	481,193
AdvanSix, Inc. (a)	56,971	2,636,048
AgroFresh Solutions, Inc. (a)(b)	41,317	243,770
American Vanguard Corp.	54,328	1,222,380
Balchem Corp.	60,183	5,072,825
Calgon Carbon Corp. (b)	95,734	2,077,428
Chase Corp.	13,582	1,612,863
Codexis, Inc. (a)	77,302	475,407
Core Molding Technologies, Inc.	13,812	320,577
Ferro Corp. (a)	159,130	3,790,477
Flotek Industries, Inc. (a)(b)	106,178	522,396
FutureFuel Corp.	47,284	717,771
H.B. Fuller Co.	95,918	5,454,857
Hawkins, Inc.	18,432	702,259
Ingevity Corp. (a)	80,816	5,756,524
Innophos Holdings, Inc.	36,893	1,805,174
Innospec, Inc.	45,585	2,819,432
Intrepid Potash, Inc. (a)	179,992	723,568
KMG Chemicals, Inc.	17,649	972,989
Koppers Holdings, Inc. (a)	39,338	1,909,860
Kraton Performance Polymers, Inc. (a)	57,011	2,795,249
Kronos Worldwide, Inc.	43,135	1,134,882
LSB Industries, Inc. (a)(b)	40,704	307,315
Minerals Technologies, Inc.	66,838	4,805,652
OMNOVA Solutions, Inc. (a)	82,153	907,791
PolyOne Corp.	154,813	7,132,235
Quaker Chemical Corp.	24,690	3,834,851
Rayonier Advanced Materials, Inc. (b)	81,769	1,175,021
Sensient Technologies Corp.	84,145	6,399,227
Stepan Co.	37,945	3,030,288
Trecora Resources (a)	37,315	453,377
Tredegar Corp.	48,466	937,817
Trinseo SA	84,332	5,987,572
Tronox Ltd. Class A	163,903	4,338,512
Valhi, Inc.	47,567	206,916
		84,907,060
Construction Materials - 0.2%
Forterra, Inc. (b)	35,365	175,410
Foundation Building Materials, Inc.	28,042	377,165
Summit Materials, Inc.	203,712	6,396,557
U.S. Concrete, Inc. (a)(b)	28,947	2,263,655
United States Lime & Minerals, Inc.	3,717	337,689
		9,550,476
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	48,291	2,681,599
Class B	10,948	688,082
Myers Industries, Inc.	44,225	955,260
UFP Technologies, Inc. (a)	12,029	371,095
		4,696,036
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	599,904	2,753,559
Allegheny Technologies, Inc. (a)(b)	206,643	5,203,271
Ampco-Pittsburgh Corp.	16,811	278,222
Atkore International Group, Inc. (a)	62,276	1,202,550
Carpenter Technology Corp.	88,160	4,389,486
Century Aluminum Co. (a)(b)	94,841	1,327,774
Cliffs Natural Resources, Inc. (a)(b)	566,562	3,376,710
Coeur d'Alene Mines Corp. (a)	344,588	2,615,423
Commercial Metals Co.	219,827	4,282,230
Compass Minerals International, Inc. (b)	64,395	4,224,312
Ferroglobe Representation & Warranty Insurance (c)	73,951	1
Gold Resource Corp.	98,665	358,154
Haynes International, Inc.	23,537	839,800
Hecla Mining Co.	749,573	3,537,985
Kaiser Aluminum Corp.	31,534	3,127,542
Klondex Mines Ltd. (a)(b)	336,014	971,080
Materion Corp.	37,958	1,949,143
Olympic Steel, Inc.	17,270	326,058
Ryerson Holding Corp. (a)	30,351	267,089
Schnitzer Steel Industries, Inc. Class A	50,282	1,480,805
SunCoke Energy, Inc. (a)	122,958	1,363,604
TimkenSteel Corp. (a)(b)	75,288	1,054,032
Worthington Industries, Inc.	85,578	3,893,799
		48,822,629
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	73,662	2,611,318
Clearwater Paper Corp. (a)	31,009	1,431,065
Deltic Timber Corp.	20,918	1,937,216
Kapstone Paper & Packaging Corp.	165,426	3,715,468
Louisiana-Pacific Corp. (a)	276,699	7,520,679
Neenah Paper, Inc.	31,589	2,741,925
P.H. Glatfelter Co.	83,237	1,744,648
Schweitzer-Mauduit International, Inc.	57,841	2,442,625
Verso Corp. (a)	65,216	457,164
		24,602,108

TOTAL MATERIALS		172,578,309

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust (SBI)	157,981	4,447,165
Agree Realty Corp.	52,688	2,491,616
Alexander & Baldwin, Inc.	88,601	4,008,309
Alexanders, Inc.	4,055	1,666,605
Altisource Residential Corp. Class B	93,877	1,001,668
American Assets Trust, Inc.	76,944	2,984,658
Armada Hoffler Properties, Inc.	86,664	1,236,695
Ashford Hospitality Prime, Inc.	50,953	495,263
Ashford Hospitality Trust, Inc.	145,396	1,022,134
Bluerock Residential Growth (REIT), Inc.	45,774	516,788
CareTrust (REIT), Inc.	143,604	2,714,116
CatchMark Timber Trust, Inc.	76,683	981,542
CBL & Associates Properties, Inc. (b)	321,223	2,518,388
Cedar Realty Trust, Inc.	157,063	854,423
Chatham Lodging Trust	73,403	1,596,515
Chesapeake Lodging Trust	112,275	3,132,473
City Office REIT, Inc.	58,357	760,975
Clipper Realty, Inc.	27,343	297,218
Community Healthcare Trust, Inc.	32,520	892,024
CorEnergy Infrastructure Trust, Inc. (b)	23,001	829,876
Cousins Properties, Inc. (b)	794,495	7,166,345
DiamondRock Hospitality Co.	380,028	4,127,104
Easterly Government Properties, Inc.	69,930	1,406,992
EastGroup Properties, Inc.	63,896	5,788,339
Education Realty Trust, Inc.	139,612	4,872,459
Farmland Partners, Inc. (b)	61,895	516,823
First Industrial Realty Trust, Inc.	226,145	6,983,358
Four Corners Property Trust, Inc.	117,622	2,902,911
Franklin Street Properties Corp.	200,103	2,001,030
Getty Realty Corp.	58,771	1,669,684
Gladstone Commercial Corp.	51,248	1,110,032
Global Medical REIT, Inc. (b)	34,887	295,144
Global Net Lease, Inc.	126,681	2,736,310
Government Properties Income Trust	180,044	3,271,399
Gramercy Property Trust	287,707	8,544,898
Healthcare Realty Trust, Inc.	233,183	7,517,820
Hersha Hospitality Trust	74,122	1,311,218
Independence Realty Trust, Inc.	131,943	1,339,221
InfraReit, Inc.	80,974	1,813,818
Investors Real Estate Trust	232,046	1,357,469
iStar Financial, Inc. (a)(b)	132,177	1,546,471
Jernigan Capital, Inc.	25,087	514,785
Kite Realty Group Trust	158,323	2,959,057
LaSalle Hotel Properties (SBI) (b)	216,153	6,097,676
Lexington Corporate Properties Trust	412,676	4,176,281
LTC Properties, Inc.	74,825	3,480,111
Mack-Cali Realty Corp.	171,977	3,915,916
MedEquities Realty Trust, Inc.	55,165	641,017
Monmouth Real Estate Investment Corp. Class A	132,158	2,251,972
National Health Investors, Inc.	75,454	5,748,840
National Storage Affiliates Trust	84,572	2,096,540
New Senior Investment Group, Inc.	157,691	1,409,758
NexPoint Residential Trust, Inc.	33,095	786,006
NorthStar Realty Europe Corp.	104,067	1,401,782
One Liberty Properties, Inc.	28,330	686,436
Pebblebrook Hotel Trust (b)	130,868	4,666,753
Pennsylvania Real Estate Investment Trust (SBI) (b)	131,183	1,275,099
Physicians Realty Trust	341,853	5,941,405
Potlatch Corp.	76,901	3,983,472
Preferred Apartment Communities, Inc. Class A	61,416	1,219,108
PS Business Parks, Inc.	37,469	4,958,273
QTS Realty Trust, Inc. Class A	90,941	5,260,937
Quality Care Properties, Inc.	179,836	2,846,804
RAIT Financial Trust (b)	170,916	91,440
Ramco-Gershenson Properties Trust (SBI)	150,725	1,903,657
Retail Opportunity Investments Corp.	206,129	3,706,199
Rexford Industrial Realty, Inc.	133,886	3,975,075
RLJ Lodging Trust	322,298	6,980,975
Ryman Hospitality Properties, Inc.	83,990	5,554,259
Sabra Health Care REIT, Inc. (b)	332,436	6,622,125
Safety Income and Growth, Inc.	19,362	347,935
Saul Centers, Inc.	21,205	1,296,050
Select Income REIT	121,134	2,926,597
Seritage Growth Properties (b)	47,616	1,958,446
Stag Industrial, Inc.	176,420	4,816,266
Starwood Waypoint Homes	243,155	8,828,958
Summit Hotel Properties, Inc.	197,227	3,118,159
Sunstone Hotel Investors, Inc.	429,022	7,001,639
Terreno Realty Corp.	97,470	3,579,098
The GEO Group, Inc.	232,785	6,040,771
TIER REIT, Inc.	91,255	1,785,860
UMH Properties, Inc.	58,273	870,599
Universal Health Realty Income Trust (SBI)	24,026	1,758,943
Urban Edge Properties	186,032	4,364,311
Urstadt Biddle Properties, Inc. Class A	55,725	1,210,904
Washington REIT (SBI)	146,385	4,712,133
Whitestone REIT Class B (b)	70,361	940,023
WP Glimcher, Inc.	354,395	2,774,913
Xenia Hotels & Resorts, Inc.	204,462	4,449,093
		260,659,752
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)(b)	21,296	550,289
Consolidated-Tomoka Land Co.	7,414	433,867
Forestar Group, Inc. (a)(b)	19,950	355,110
FRP Holdings, Inc. (a)	12,450	552,158
Griffin Industrial Realty, Inc.	1,357	50,345
HFF, Inc.	69,846	3,063,446
Kennedy-Wilson Holdings, Inc. (b)	229,939	4,472,314
Marcus & Millichap, Inc. (a)	30,503	866,895
Maui Land & Pineapple, Inc. (a)	12,734	203,107
RE/MAX Holdings, Inc.	33,899	2,254,284
Redfin Corp. (b)	20,278	477,344
Stratus Properties, Inc.	11,252	334,747
Tejon Ranch Co. (a)	38,909	733,435
The St. Joe Co. (a)(b)	91,185	1,623,093
Transcontinental Realty Investors, Inc. (a)	2,980	88,446
Trinity Place Holdings, Inc. (a)	32,794	236,117
		16,294,997

TOTAL REAL ESTATE		276,954,749

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	20,386	1,106,756
Cincinnati Bell, Inc. (a)	80,426	1,536,137
Cogent Communications Group, Inc.	79,298	4,274,162
Consolidated Communications Holdings, Inc.	123,676	2,370,869
Frontier Communications Corp. (b)	149,435	1,809,658
General Communications, Inc. Class A (a)	50,691	2,072,755
Globalstar, Inc. (a)(b)	880,885	1,418,225
Hawaiian Telcom Holdco, Inc. (a)	11,899	358,755
IDT Corp. Class B	32,758	431,750
Intelsat SA (a)(b)	68,416	297,610
Iridium Communications, Inc. (a)(b)	159,129	1,909,548
Lumos Networks Corp. (a)	41,373	743,059
Ooma, Inc. (a)	32,425	340,463
ORBCOMM, Inc. (a)	127,649	1,443,710
PDVWireless, Inc. (a)(b)	17,872	510,246
Straight Path Communications, Inc. Class B (a)(b)	18,602	3,376,449
Vonage Holdings Corp. (a)	380,142	3,090,554
WideOpenWest, Inc. (b)	41,319	528,470
Windstream Holdings, Inc. (b)	361,183	679,024
		28,298,200
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	68,947	1,611,981
Shenandoah Telecommunications Co.	88,428	3,360,264
Spok Holdings, Inc.	37,656	638,269
		5,610,514

TOTAL TELECOMMUNICATION SERVICES		33,908,714

UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	97,222	7,617,344
El Paso Electric Co.	76,728	4,411,860
Genie Energy Ltd. Class B	24,347	139,265
IDACORP, Inc.	95,960	8,831,199
MGE Energy, Inc.	66,551	4,395,694
Otter Tail Corp.	75,114	3,451,488
PNM Resources, Inc.	151,697	6,583,650
Portland General Electric Co.	169,973	8,114,511
Spark Energy, Inc. Class A, (b)	21,869	306,166
		43,851,177
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	30,230	2,435,027
New Jersey Resources Corp.	163,642	7,273,887
Northwest Natural Gas Co.	54,057	3,586,682
ONE Gas, Inc.	99,405	7,652,197
RGC Resources, Inc. (b)	12,538	364,730
South Jersey Industries, Inc.	151,997	5,163,338
Southwest Gas Holdings, Inc.	90,400	7,448,056
Spire, Inc.	89,914	7,098,710
WGL Holdings, Inc.	97,541	8,359,264
		49,381,891
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	219,578	544,647
Dynegy, Inc. (a)	210,332	2,618,633
NRG Yield, Inc.:
Class A	66,263	1,215,926
Class C	121,511	2,260,105
Ormat Technologies, Inc.	75,385	4,894,748
Pattern Energy Group, Inc. (b)	134,092	3,093,502
TerraForm Global, Inc. (a)	170,816	832,728
Terraform Power, Inc. (b)	86,317	1,159,237
		16,619,526
Multi-Utilities - 0.5%
Avista Corp.	122,401	6,394,228
Black Hills Corp. (b)	101,689	6,636,224
NorthWestern Energy Corp.	92,482	5,482,333
Unitil Corp.	26,200	1,362,400
		19,875,185
Water Utilities - 0.4%
American States Water Co.	69,219	3,720,521
AquaVenture Holdings Ltd. (b)	22,258	270,880
Artesian Resources Corp. Class A	15,224	618,399
Cadiz, Inc. (a)(b)	39,785	527,151
California Water Service Group	91,612	3,847,704
Connecticut Water Service, Inc.	21,002	1,302,544
Consolidated Water Co., Inc.	28,205	346,922
Global Water Resources, Inc.	18,530	174,367
Middlesex Water Co.	30,133	1,310,183
Pure Cycle Corp. (a)	32,331	245,716
Select Energy Services, Inc. Class A (b)	17,559	285,861
SJW Corp.	31,389	1,861,682
York Water Co.	24,555	864,336
		15,376,266

TOTAL UTILITIES		145,104,045

TOTAL COMMON STOCKS
(Cost $3,304,841,027)		3,895,586,685
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,984,920)	2,000,000	1,983,341
	Shares	Value

Money Market Funds - 20.7%
Fidelity Cash Central Fund, 1.10% (e)	33,099,709	$33,106,329
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	781,475,039	781,553,186
TOTAL MONEY MARKET FUNDS
(Cost $814,627,651)		814,659,515
TOTAL INVESTMENT IN SECURITIES - 120.0%
(Cost $4,121,453,598)		4,712,229,541
NET OTHER ASSETS (LIABILITIES) - (20.0)%		(786,230,268)
NET ASSETS - 100%		$3,925,999,273

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	390	Dec. 2017	$29,302,650	$1,577,860	$1,577,860

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,167,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$222,551
Fidelity Securities Lending Cash Central Fund	3,670,880
Total	$3,893,431

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$464,375,599	$464,375,599	$--	$--
Consumer Staples	103,203,745	103,203,745	--	--
Energy	138,908,355	138,908,355	--	--
Financials	721,192,035	720,775,261	--	416,774
Health Care	570,260,013	569,773,092	--	486,921
Industrials	594,220,286	594,220,286	--	--
Information Technology	674,880,835	674,880,835	--	--
Materials	172,578,309	172,578,308	--	1
Real Estate	276,954,749	276,954,749	--	--
Telecommunication Services	33,908,714	33,908,714	--	--
Utilities	145,104,045	145,104,045	--	--
U.S. Government and Government Agency Obligations	1,983,341	--	1,983,341	--
Money Market Funds	814,659,515	814,659,515	--	--
Total Investments in Securities:	$4,712,229,541	$4,709,342,504	$1,983,341	$903,696
Derivative Instruments:
Assets
Futures Contracts	$1,577,860	$1,577,860	$--	$--
Total Assets	$1,577,860	$1,577,860	$--	$--
Total Derivative Instruments:	$1,577,860	$1,577,860	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,577,860	$0
Total Equity Risk	1,577,860	0
Total Value of Derivatives	$1,577,860	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $765,403,819) — See accompanying schedule: Unaffiliated issuers (cost $3,306,825,947)	$3,897,570,026
Fidelity Central Funds (cost $814,627,651)	814,659,515
Total Investment in Securities (cost $4,121,453,598)		$4,712,229,541
Cash		20,152
Receivable for fund shares sold		14,186,766
Dividends receivable		1,104,847
Distributions receivable from Fidelity Central Funds		733,525
Receivable for daily variation margin on futures contracts		200,640
Other receivables		7,261
Total assets		4,728,482,732
Liabilities
Payable for investments purchased	$5,422,445
Payable for fund shares redeemed	15,370,913
Accrued management fee	113,287
Payable for daily variation margin on futures contracts	517
Other affiliated payables	43,170
Collateral on securities loaned	781,533,127
Total liabilities		802,483,459
Net Assets		$3,925,999,273
Net Assets consist of:
Paid in capital		$3,252,152,093
Undistributed net investment income		26,831,278
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,662,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		592,353,805
Net Assets		$3,925,999,273
Investor Class:
Net Asset Value, offering price and redemption price per share ($47,675,282 ÷ 2,347,113 shares)		$20.31
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,698,778,488 ÷ 132,669,961 shares)		$20.34
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,005,716,475 ÷ 49,429,495 shares)		$20.35
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($173,829,028 ÷ 8,543,710 shares)		$20.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$23,968,838
Interest		12,196
Income from Fidelity Central Funds (including $3,670,880 from security lending)		3,893,431
Total income		27,874,465
Expenses
Management fee	$640,829
Transfer agent fees	345,659
Independent trustees' fees and expenses	5,946
Miscellaneous	4,869
Total expenses before reductions	997,303
Expense reductions	(603)	996,700
Net investment income (loss)		26,877,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,857,552
Fidelity Central Funds	185
Foreign currency transactions	143
Futures contracts	1,587,722
Total net realized gain (loss)		65,445,602
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	187,231,518
Fidelity Central Funds	(1,537)
Assets and liabilities in foreign currencies	2
Futures contracts	596,895
Total change in net unrealized appreciation (depreciation)		187,826,878
Net gain (loss)		253,272,480
Net increase (decrease) in net assets resulting from operations		$280,150,245

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	Year ended April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,877,765	$30,222,488
Net realized gain (loss)	65,445,602	37,646,720
Change in net unrealized appreciation (depreciation)	187,826,878	399,973,611
Net increase (decrease) in net assets resulting from operations	280,150,245	467,842,819
Distributions to shareholders from net investment income	(9,650,356)	(26,522,981)
Distributions to shareholders from net realized gain	(26,074,241)	(21,906,437)
Total distributions	(35,724,597)	(48,429,418)
Share transactions - net increase (decrease)	565,263,797	1,144,159,440
Redemption fees	–	128,948
Total increase (decrease) in net assets	809,689,445	1,563,701,789
Net Assets
Beginning of period	3,116,309,828	1,552,608,039
End of period	$3,925,999,273	$3,116,309,828
Other Information
Undistributed net investment income end of period	$26,831,278	$9,603,869

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.00	$15.46	$17.05	$16.06	$13.59	$11.78
Income from Investment Operations
Net investment income (loss)A	.14	.22	.22	.22	.19	.18
Net realized and unrealized gain (loss)	1.37	3.71	(1.21)	1.34	2.56	1.85
Total from investment operations	1.51	3.93	(.99)	1.56	2.75	2.03
Distributions from net investment income	(.05)	(.20)	(.19)	(.18)	(.12)	(.14)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.20)B	(.39)	(.60)	(.57)	(.29)C	(.23)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	.01	.01
Net asset value, end of period	$20.31	$19.00	$15.46	$17.05	$16.06	$13.59
Total ReturnF,G	8.02%	25.66%	(5.87)%	9.82%	20.46%	17.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.18%J	.22%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.18%J	.19%	.23%	.23%	.23%	.29%
Expenses net of all reductions	.18%J	.19%	.23%	.23%	.23%	.29%
Net investment income (loss)	1.45%J	1.29%	1.38%	1.30%	1.18%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$47,675	$41,190	$41,773	$31,449	$21,013	$8,079
Portfolio turnover rateK	19%J	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.20 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.155 per share.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.08	$13.61	$11.79
Income from Investment Operations
Net investment income (loss)A	.15	.25	.24	.24	.21	.21
Net realized and unrealized gain (loss)	1.37	3.71	(1.21)	1.34	2.57	1.84
Total from investment operations	1.52	3.96	(.97)	1.58	2.78	2.05
Distributions from net investment income	(.06)	(.22)	(.21)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.21)B	(.41)	(.62)	(.59)	(.32)	(.24)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	.01	.01
Net asset value, end of period	$20.34	$19.03	$15.48	$17.07	$16.08	$13.61
Total ReturnE,F	8.07%	25.86%	(5.73)%	9.96%	20.61%	17.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.06%I	.09%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.06%I	.07%	.09%	.09%	.09%	.12%
Expenses net of all reductions	.06%I	.07%	.09%	.09%	.09%	.12%
Net investment income (loss)	1.57%I	1.41%	1.52%	1.44%	1.32%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,698,778	$2,227,297	$1,101,583	$895,003	$632,741	$197,995
Portfolio turnover rateJ	19%I	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.155 per share.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.15	.25	.24	.24	.21	.22
Net realized and unrealized gain (loss)	1.38	3.71	(1.20)	1.34	2.58	1.82
Total from investment operations	1.53	3.96	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.06)	(.22)	(.22)	(.20)	(.14)	(.15)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.21)B	(.41)	(.63)	(.60)C	(.32)	(.24)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	.01	.01
Net asset value, end of period	$20.35	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnF,G	8.13%	25.88%	(5.71)%	9.92%	20.71%	17.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.05%J	.07%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.05%J	.06%	.07%	.07%	.07%	.10%
Expenses net of all reductions	.05%J	.06%	.07%	.07%	.07%	.10%
Net investment income (loss)	1.58%J	1.42%	1.54%	1.46%	1.34%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$1,005,716	$677,917	$292,313	$376,321	$263,061	$27,675
Portfolio turnover rateK	19%J	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.155 per share.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Small Cap Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.03	$15.48	$17.07	$16.09	$13.61	$11.80
Income from Investment Operations
Net investment income (loss)A	.15	.25	.24	.25	.21	.23
Net realized and unrealized gain (loss)	1.38	3.72	(1.20)	1.33	2.58	1.81
Total from investment operations	1.53	3.97	(.96)	1.58	2.79	2.04
Distributions from net investment income	(.06)	(.23)	(.22)	(.21)	(.14)	(.16)
Distributions from net realized gain	(.16)	(.19)	(.41)	(.39)	(.18)	(.08)
Total distributions	(.21)B	(.42)	(.63)	(.60)	(.32)	(.24)
Redemption fees added to paid in capitalA	–	–C	–C	–C	.01	.01
Net asset value, end of period	$20.35	$19.03	$15.48	$17.07	$16.09	$13.61
Total ReturnD,E	8.14%	25.90%	(5.69)%	9.94%	20.73%	17.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.04%H	.04%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.04%H	.04%	.05%	.05%	.05%	.06%
Net investment income (loss)	1.59%H	1.44%	1.56%	1.48%	1.36%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$173,829	$169,906	$116,939	$4,389	$3,654	$2,082
Portfolio turnover rateI	19%H	11%	13%	14%	9%	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.0597 and distributions from net realized gain of $.155 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$4,842,148,691	$863,437,562	$(255,839,528)	$607,598,034
Fidelity Small Cap Index Fund	4,137,090,010	855,418,731	(278,701,340)	576,717,391

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Mid Cap Index Fund
Equity Risk
Futures Contracts	$244,600	$617,523
Total Equity Risk	244,600	617,523
Totals	$244,600	$617,523
Fidelity Small Cap Index Fund
Equity Risk
Futures Contracts	$1,587,722	$596,895
Total Equity Risk	1,587,722	596,895
Totals	$1,587,722	$596,895

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	1,448,257,570	263,868,083
Fidelity Small Cap Index Fund	962,606,142	331,285,239

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .035% of each Fund's average net assets. Prior to August 1, 2017, the management fee was based on an annual rate of .04% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .037% and .037% of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund's average net assets, respectively.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.17%	.05%	.04%	.035%
Fidelity Small Cap Index Fund	.17%	.05%	.04%	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class
Fidelity Mid Cap Index Fund	.19%	.07%	.06%	.04%
Fidelity Small Cap Index Fund	.19%	.07%	.06%	.04%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for each Fund's Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, each Investor Class, Premium Class and Institutional Class pays a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay a transfer agent fee. Prior to August 1, 2017, each Investor Class, Premium Class and Institutional Class paid all or a portion of the transfer agent fees at an annual rate of .15%, .03% and .02% of class-level average net assets, respectively, and each Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Mid Cap Index Fund
Investor Class	$48,962.143
Premium Class	320,978.022
Institutional Class	57,083.012
	$427,023
Fidelity Small Cap Index Fund
Investor Class	$ 31,311.142
Premium Class	267,038.022
Institutional Class	47,310.012
	$345,659

 (a) Annualized

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Mid Cap Index Fund	$5,924
Fidelity Small Cap Index Fund	4,869

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody Expense reduction
Fidelity Mid Cap Index Fund	$323
Fidelity Small Cap Index Fund	603

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
From net investment income
Investor Class	$222,713	$697,250
Premium Class	10,283,028	23,626,723
Institutional Class	3,060,207	7,404,312
Institutional Premium Class	741,100	130,000
Total	$14,307,048	$31,858,285
From net realized gain
Investor Class	$190,384	$517,464
Premium Class	7,532,831	16,055,901
Institutional Class	2,215,117	5,014,734
Institutional Premium Class	524,060	85,628
Total	$10,462,392	$21,673,727
Fidelity Small Cap Index Fund
From net investment income
Investor Class	$105,521	$502,754
Premium Class	6,877,378	19,402,904
Institutional Class	2,136,166	4,821,792
Institutional Premium Class	531,291	1,795,531
Total	$9,650,356	$26,522,981
From net realized gain
Investor Class	$347,961	$489,673
Premium Class	18,642,792	15,955,227
Institutional Class	5,704,784	3,981,057
Institutional Premium Class	1,378,704	1,480,480
Total	$26,074,241	$21,906,437

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017	Six months ended October 31, 2017	Year ended April 30, 2017
Fidelity Mid Cap Index Fund
Investor Class
Shares sold	2,008,043	7,643,350	$39,426,063	$138,601,699
Reinvestment of distributions	20,454	64,351	397,826	1,157,032
Shares redeemed	(2,100,779)	(7,299,480)	(41,418,706)	(132,202,817)
Net increase (decrease)	(72,282)	408,221	$(1,594,817)	$7,555,914
Premium Class
Shares sold	36,724,883	88,482,589	$724,173,372	$1,611,671,089
Reinvestment of distributions	881,625	2,101,997	17,165,232	37,889,390
Shares redeemed	(21,846,790)	(27,363,353)	(431,680,028)	(498,676,120)
Net increase (decrease)	15,759,718	63,221,233	$309,658,576	$1,150,884,359
Institutional Class
Shares sold	30,115,112	39,004,771	$596,338,632	$704,754,377
Reinvestment of distributions	258,898	677,027	5,043,322	12,225,217
Shares redeemed	(3,054,654)	(17,190,638)	(60,287,875)	(321,040,955)
Net increase (decrease)	27,319,356	22,491,160	$541,094,079	$395,938,639
Institutional Premium Class
Shares sold	16,940,064	17,946,363	$332,681,359	$342,998,448
Reinvestment of distributions	64,978	11,986	1,265,113	215,629
Shares redeemed	(2,184,363)	(8,463,801)	(43,157,772)	(160,184,276)
Net increase (decrease)	14,820,679	9,494,548	$290,788,700	$183,029,801
Fidelity Small Cap Index Fund
Investor Class
Shares sold	2,150,705	5,465,816	$41,616,511	$96,808,855
Reinvestment of distributions	22,720	53,687	434,415	928,096
Shares redeemed	(1,993,929)	(6,054,316)	(38,565,993)	(105,312,406)
Net increase (decrease)	179,496	(534,813)	$3,484,933	$(7,575,455)
Premium Class
Shares sold	36,140,939	69,330,537	$698,626,574	$1,236,215,604
Reinvestment of distributions	1,283,552	1,947,528	24,567,190	34,128,827
Shares redeemed	(21,805,232)	(25,390,842)	(420,314,751)	(450,079,071)
Net increase (decrease)	15,619,259	45,887,223	$302,879,013	$820,265,360
Institutional Class
Shares sold	18,527,308	21,675,323	$357,098,193	$393,667,824
Reinvestment of distributions	405,503	504,272	7,761,338	8,802,701
Shares redeemed	(5,122,568)	(5,439,718)	(98,955,712)	(96,173,924)
Net increase (decrease)	13,810,243	16,739,877	$265,903,819	$306,296,601
Institutional Premium Class
Shares sold	793,720	3,037,631	$15,393,538	$54,318,701
Reinvestment of distributions	99,787	188,382	1,909,915	3,276,011
Shares redeemed	(1,277,037)	(1,851,388)	(24,307,421)	(32,421,778)
Net increase (decrease)	(383,530)	1,374,625	$(7,003,968)	$25,172,934

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each Class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Fidelity Mid Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,070.80	$.89
Hypothetical-C		$1,000.00	$1,024.35	$.87
Premium Class	.05%
Actual		$1,000.00	$1,071.80	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,071.80	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,071.90	$.21
Hypothetical-C		$1,000.00	$1,025.03	$.20
Fidelity Small Cap Index Fund
Investor Class	.17%
Actual		$1,000.00	$1,080.20	$.89
Hypothetical-C		$1,000.00	$1,024.35	$.87
Premium Class	.05%
Actual		$1,000.00	$1,080.70	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Class	.04%
Actual		$1,000.00	$1,081.30	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20
Institutional Premium Class	.04%
Actual		$1,000.00	$1,081.40	$.21
Hypothetical-C		$1,000.00	$1,025.03	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons forthe 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Due to each fund's low contractual management fee rate compared to its Total Mapped Group median, Fidelity no longer calculates a hypothetical net management fee for the fund. As a result, the charts do not include hypothetical net management fees for 2016. With respect to the historical net management fee information, the Board considered that "fund-level" non-management expenses and "class-level" expenses paid by FMR may exceed a fund's management fee and result in a negative net management fee. The Board noted that a hypothetical net management fee is truly a hypothetical number derived for purposes of providing a more meaningful competitive comparison and a negative net management fee is not intended to suggest that Fidelity pays a fund to manage the fund's assets.

Fidelity Mid Cap Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.12% to 0.04%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

At its July 2017 meeting, the Board approved (i) an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.04% to 0.035% and (ii) an amended and restated sub-advisory agreement for the fund with Geode (effective August 1, 2017) that lowered the sub-advisory fee rate that FMR pays to Geode.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

Fidelity Small Cap Index Fund

The Board considered that it had ratified an amended and restated management contract for the fund (effective July 1, 2016) that lowered the fund's management fee rate from 0.15% to 0.04%. The Board considered that the chart reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board also considered that it had approved an amended and restated sub-advisory agreement for the fund with Geode (effective July 1, 2016) that lowered the sub-advisory fee rate that FMR pays to Geode.

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that further lowered the fund's management fee rate from 0.04% to 0.035%.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016. The Board noted that the comparisons for 2015 and 2016 reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that Fidelity believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2016.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.04% effective August 1, 2017); Institutional Premium Class: 0.04% (0.035% effective August 1, 2017); Investor Class: 0.19% (0.17% effective August 1, 2017); and Premium Class: 0.07% (0.05% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to each fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

MCX-SCX-SANN-1217
1.929315.106

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Index Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exact Sciences Corp.	0.3	0.2
bluebird bio, Inc.	0.3	0.2
MKS Instruments, Inc.	0.3	0.2
Catalent, Inc.	0.3	0.2
Sterling Bancorp	0.3	0.1
MGIC Investment Corp.	0.3	0.2
GrubHub, Inc.	0.3	0.2
Curtiss-Wright Corp.	0.3	0.2
Swift Transporation Co.	0.3	0.1
Blackbaud, Inc.	0.3	0.2
	3.0

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.5	19.4
Information Technology	17.3	17.4
Industrials	15.2	14.7
Health Care	14.7	13.1
Consumer Discretionary	11.9	12.3
Real Estate	7.1	7.8
Materials	4.4	4.9
Utilities	3.7	3.7
Energy	3.6	3.0
Consumer Staples	2.7	2.8

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks	100.0%

 * Foreign investments – 4.5%

As of April 30, 2017*
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments – 3.5%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	139	$2,473
Cooper Tire & Rubber Co.	87	2,854
Cooper-Standard Holding, Inc. (a)	29	3,233
Dana Holding Corp.	239	7,287
Dorman Products, Inc. (a)	45	3,110
Fox Factory Holding Corp. (a)	56	2,383
Gentherm, Inc. (a)	59	1,977
Hertz Global Holdings, Inc. (a)	87	2,164
Horizon Global Corp. (a)	43	698
LCI Industries	38	4,704
Modine Manufacturing Co. (a)	79	1,663
Motorcar Parts of America, Inc. (a)	32	925
Shiloh Industries, Inc. (a)	20	186
Standard Motor Products, Inc.	35	1,528
Stoneridge, Inc. (a)	38	864
Superior Industries International, Inc.	42	653
Tenneco, Inc.	88	5,114
Tower International, Inc.	28	851
VOXX International Corp. (a)	26	174
		42,841
Automobiles - 0.1%
REV Group, Inc.	36	929
Winnebago Industries, Inc.	50	2,458
		3,387
Distributors - 0.1%
Core-Mark Holding Co., Inc.	73	2,486
Weyco Group, Inc.	10	272
		2,758
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	28	560
Ascent Capital Group, Inc. (a)	18	203
Bridgepoint Education, Inc. (a)	33	319
Cambium Learning Group, Inc. (a)	20	122
Capella Education Co.	19	1,548
Career Education Corp. (a)	113	1,207
Carriage Services, Inc.	27	699
Chegg, Inc. (a)	152	2,358
Collectors Universe, Inc.	12	297
DeVry, Inc.	102	3,769
Grand Canyon Education, Inc. (a)	77	6,892
Houghton Mifflin Harcourt Co. (a)	167	1,653
K12, Inc. (a)	57	925
Laureate Education, Inc. Class A	55	735
Liberty Tax, Inc.	7	91
Regis Corp. (a)	60	896
Sotheby's Class A (Ltd. vtg.) (a)	62	3,213
Strayer Education, Inc.	17	1,593
Weight Watchers International, Inc. (a)	46	2,066
		29,146
Hotels, Restaurants & Leisure - 3.1%
Belmond Ltd. Class A (a)	146	1,920
Biglari Holdings, Inc. (a)	2	715
BJ's Restaurants, Inc.	35	1,110
Bloomin' Brands, Inc.	153	2,720
Bojangles', Inc. (a)	31	380
Boyd Gaming Corp.	130	3,800
Brinker International, Inc.	79	2,427
Buffalo Wild Wings, Inc. (a)	25	2,955
Caesars Entertainment Corp. (a)	228	2,953
Carrols Restaurant Group, Inc. (a)	53	596
Century Casinos, Inc. (a)	38	314
Churchill Downs, Inc.	21	4,380
Chuy's Holdings, Inc. (a)	29	653
Cracker Barrel Old Country Store, Inc.	30	4,684
Dave & Buster's Entertainment, Inc. (a)	65	3,133
Del Frisco's Restaurant Group, Inc. (a)	31	431
Del Taco Restaurants, Inc. (a)	57	723
Denny's Corp. (a)	110	1,438
DineEquity, Inc.	25	1,190
Drive Shack, Inc.	100	365
El Pollo Loco Holdings, Inc. (a)	36	414
Eldorado Resorts, Inc. (a)	73	1,876
Empire Resorts, Inc. (a)	6	134
Fiesta Restaurant Group, Inc. (a)	44	728
Fogo de Chao, Inc. (a)	17	188
Golden Entertainment, Inc. (a)	16	427
Habit Restaurants, Inc. Class A (a)	35	431
ILG, Inc.	175	5,192
Inspired Entertainment, Inc. (a)	3	34
International Speedway Corp. Class A	40	1,554
J. Alexanders Holdings, Inc. (a)	25	263
Jack in the Box, Inc.	49	5,072
La Quinta Holdings, Inc. (a)	138	2,432
Lindblad Expeditions Holdings (a)	37	397
Marcus Corp.	32	869
Marriott Vacations Worldwide Corp.	36	4,738
Monarch Casino & Resort, Inc. (a)	18	803
Nathan's Famous, Inc. (a)	4	324
Noodles & Co. (a)	27	117
Papa John's International, Inc.	45	3,062
Penn National Gaming, Inc. (a)	141	3,679
Pinnacle Entertainment, Inc. (a)	85	2,199
Planet Fitness, Inc.	136	3,623
Potbelly Corp. (a)	38	458
RCI Hospitality Holdings, Inc.	14	386
Red Lion Hotels Corp. (a)	28	246
Red Robin Gourmet Burgers, Inc. (a)	19	1,300
Red Rock Resorts, Inc.	113	2,783
Ruby Tuesday, Inc. (a)	67	159
Ruth's Hospitality Group, Inc.	50	1,055
Scientific Games Corp. Class A (a)	88	4,189
SeaWorld Entertainment, Inc.	102	1,171
Shake Shack, Inc. Class A (a)	35	1,329
Sonic Corp.	65	1,651
Speedway Motorsports, Inc.	18	359
Texas Roadhouse, Inc. Class A	110	5,501
The Cheesecake Factory, Inc.	74	3,311
Wingstop, Inc.	47	1,592
Zoe's Kitchen, Inc. (a)	33	405
		101,338
Household Durables - 1.5%
AV Homes, Inc. (a)	17	283
Bassett Furniture Industries, Inc.	18	698
Beazer Homes U.S.A., Inc. (a)	50	1,049
Cavco Industries, Inc. (a)	14	2,197
Century Communities, Inc. (a)	31	885
CSS Industries, Inc.	15	450
Ethan Allen Interiors, Inc.	40	1,190
Flexsteel Industries, Inc.	13	654
GoPro, Inc. Class A (a)	170	1,773
Green Brick Partners, Inc. (a)	36	391
Hamilton Beach Brands Holding Co. Class B (a)	6	233
Helen of Troy Ltd. (a)	43	3,995
Hooker Furniture Corp.	19	901
Hovnanian Enterprises, Inc. Class A (a)	220	532
Installed Building Products, Inc. (a)	36	2,509
iRobot Corp. (a)	44	2,956
KB Home	139	3,813
La-Z-Boy, Inc.	77	2,075
LGI Homes, Inc. (a)	29	1,750
Libbey, Inc.	31	212
Lifetime Brands, Inc.	17	317
M.D.C. Holdings, Inc.	70	2,593
M/I Homes, Inc.	38	1,269
Meritage Homes Corp. (a)	60	2,922
New Home Co. LLC (a)	16	186
PICO Holdings, Inc.	38	718
Taylor Morrison Home Corp. (a)	119	2,874
TopBuild Corp. (a)	58	3,827
TRI Pointe Homes, Inc. (a)	248	4,387
Universal Electronics, Inc. (a)	23	1,380
William Lyon Homes, Inc. (a)	41	1,138
Zagg, Inc. (a)	46	720
		50,877
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	39	367
Duluth Holdings, Inc. (a)	17	351
FTD Companies, Inc. (a)	31	335
Gaia, Inc. Class A (a)	19	231
Groupon, Inc. (a)	539	2,571
HSN, Inc.	52	1,960
Lands' End, Inc. (a)	20	218
Liberty TripAdvisor Holdings, Inc. (a)	118	1,274
NutriSystem, Inc.	49	2,448
Overstock.com, Inc. (a)	27	1,239
PetMed Express, Inc.	32	1,132
Shutterfly, Inc. (a)	57	2,434
		14,560
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	90	1,290
Callaway Golf Co.	156	2,251
Clarus Corp. (a)	32	234
Escalade, Inc.	18	222
Johnson Outdoors, Inc. Class A	8	602
Malibu Boats, Inc. Class A (a)	33	1,030
Marine Products Corp.	10	144
MCBC Holdings, Inc. (a)	28	640
Nautilus, Inc. (a)	46	598
Sturm, Ruger & Co., Inc.	28	1,387
Vista Outdoor, Inc. (a)	92	1,924
		10,322
Media - 1.2%
AMC Entertainment Holdings, Inc. Class A	89	1,237
Beasley Broadcast Group, Inc. Class A	8	76
Central European Media Enterprises Ltd. Class A (a)	143	658
Clear Channel Outdoor Holding, Inc. Class A	54	205
Daily Journal Corp. (a)	2	464
E.W. Scripps Co. Class A (a)	86	1,491
Entercom Communications Corp. Class A	41	453
Entravision Communication Corp. Class A	98	510
Eros International PLC (a)	36	441
Gannett Co., Inc.	186	1,618
Global Eagle Entertainment, Inc. (a)	70	170
Gray Television, Inc. (a)	103	1,604
Hemisphere Media Group, Inc. (a)	21	256
IMAX Corp. (a)	90	2,183
Liberty Media Corp.:
Liberty Braves Class A (a)	21	493
Liberty Braves Class C (a)	51	1,204
Loral Space & Communications Ltd. (a)	22	1,037
MDC Partners, Inc. Class A (a)	90	1,035
Meredith Corp.	62	3,286
MSG Network, Inc. Class A (a)	97	1,683
National CineMedia, Inc.	108	727
New Media Investment Group, Inc.	85	1,357
Nexstar Broadcasting Group, Inc. Class A	75	4,785
Reading International, Inc. Class A (a)	26	407
Saga Communications, Inc. Class A	6	263
Salem Communications Corp. Class A	20	128
Scholastic Corp.	45	1,662
Sinclair Broadcast Group, Inc. Class A	120	3,804
The New York Times Co. Class A	196	3,744
Time, Inc.	161	1,868
Townsquare Media, Inc. (a)	13	136
tronc, Inc. (a)	35	517
World Wrestling Entertainment, Inc. Class A	58	1,539
		41,041
Multiline Retail - 0.3%
Big Lots, Inc.	74	3,797
Dillard's, Inc. Class A	22	1,118
Fred's, Inc. Class A	64	282
JC Penney Corp., Inc. (a)	494	1,383
Ollie's Bargain Outlet Holdings, Inc. (a)	79	3,527
Sears Holdings Corp. (a)	16	88
		10,195
Specialty Retail - 1.9%
Aaron's, Inc. Class A	100	3,680
Abercrombie & Fitch Co. Class A	109	1,464
America's Car Mart, Inc. (a)	13	557
American Eagle Outfitters, Inc.	267	3,476
Armstrong Flooring, Inc. (a)	39	577
Asbury Automotive Group, Inc. (a)	30	1,842
Ascena Retail Group, Inc. (a)	247	479
Barnes & Noble Education, Inc. (a)	59	322
Barnes & Noble, Inc.	102	714
Big 5 Sporting Goods Corp.	33	210
Boot Barn Holdings, Inc. (a)	14	115
Build-A-Bear Workshop, Inc. (a)	24	187
Caleres, Inc.	68	1,858
Cars.com, Inc.	119	2,835
Chico's FAS, Inc.	208	1,662
Citi Trends, Inc.	26	566
Conn's, Inc. (a)	30	923
DSW, Inc. Class A	105	2,011
Express, Inc. (a)	127	860
Finish Line, Inc. Class A	68	630
Five Below, Inc. (a)	89	4,917
Francesca's Holdings Corp. (a)	67	433
Genesco, Inc. (a)	32	784
GNC Holdings, Inc. Class A	110	752
Group 1 Automotive, Inc.	32	2,514
Guess?, Inc.	97	1,572
Haverty Furniture Companies, Inc.	33	787
Hibbett Sports, Inc. (a)	37	474
Kirkland's, Inc. (a)	21	246
Lithia Motors, Inc. Class A (sub. vtg.)	37	4,188
Lumber Liquidators Holdings, Inc. (a)	45	1,385
MarineMax, Inc. (a)	44	816
Monro, Inc.	51	2,517
Office Depot, Inc.	841	2,607
Party City Holdco, Inc. (a)	49	546
Pier 1 Imports, Inc.	124	516
Rent-A-Center, Inc.	59	586
RH (a)	32	2,877
Select Comfort Corp. (a)	67	2,178
Shoe Carnival, Inc.	19	357
Sonic Automotive, Inc. Class A (sub. vtg.)	39	774
Sportsman's Warehouse Holdings, Inc. (a)	57	234
Tailored Brands, Inc.	80	1,236
The Buckle, Inc.	50	823
The Cato Corp. Class A (sub. vtg.)	34	437
The Children's Place Retail Stores, Inc.	27	2,938
The Container Store Group, Inc. (a)	30	108
Tile Shop Holdings, Inc.	68	581
Tilly's, Inc.	20	238
Vitamin Shoppe, Inc. (a)	34	156
Winmark Corp.	4	523
Zumiez, Inc. (a)	27	477
		64,545
Textiles, Apparel & Luxury Goods - 0.8%
Cadence Bancorp	12	292
Columbia Sportswear Co.	49	3,057
Crocs, Inc. (a)	121	1,234
Culp, Inc.	18	571
Deckers Outdoor Corp. (a)	53	3,617
Delta Apparel, Inc. (a)	11	230
Emerald Expositions Events, Inc.	29	675
Fossil Group, Inc. (a)	73	575
G-III Apparel Group Ltd. (a)	69	1,748
Iconix Brand Group, Inc. (a)	75	123
J.Jill, Inc.	19	97
Movado Group, Inc.	27	748
Oxford Industries, Inc.	27	1,744
Perry Ellis International, Inc. (a)	23	536
PetIQ, Inc. Class A	10	241
Ranger Energy Services, Inc. Class A	8	93
Sequential Brands Group, Inc. (a)	50	130
Steven Madden Ltd. (a)	92	3,588
Superior Uniform Group, Inc.	14	329
TPG RE Finance Trust, Inc.	19	371
Unifi, Inc. (a)	26	989
Vera Bradley, Inc. (a)	39	281
Wolverine World Wide, Inc.	148	4,040
		25,309

TOTAL CONSUMER DISCRETIONARY		396,319

CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	14	2,493
Castle Brands, Inc. (a)	123	146
Coca-Cola Bottling Co. Consolidated	7	1,579
Craft Brew Alliance, Inc. (a)	23	420
MGP Ingredients, Inc.	21	1,427
National Beverage Corp.	19	1,860
Primo Water Corp. (a)	40	440
		8,365
Food & Staples Retailing - 0.5%
Andersons, Inc.	45	1,685
Chefs' Warehouse Holdings (a)	29	579
Ingles Markets, Inc. Class A	24	559
Natural Grocers by Vitamin Cottage, Inc. (a)	7	34
Performance Food Group Co. (a)	141	3,990
PriceSmart, Inc.	36	3,017
Smart & Final Stores, Inc. (a)	35	210
SpartanNash Co.	63	1,547
SUPERVALU, Inc. (a)	64	1,043
United Natural Foods, Inc. (a)	81	3,140
Village Super Market, Inc. Class A	11	264
Weis Markets, Inc.	16	621
		16,689
Food Products - 1.3%
Alico, Inc.	6	197
Amplify Snack Brands, Inc. (a)	47	300
B&G Foods, Inc. Class A	109	3,466
Bob Evans Farms, Inc.	33	2,547
Cal-Maine Foods, Inc. (a)	50	2,250
Calavo Growers, Inc.	26	1,916
Darling International, Inc. (a)	269	4,909
Dean Foods Co.	145	1,414
Farmer Brothers Co. (a)	13	441
Fresh Del Monte Produce, Inc.	53	2,359
Freshpet, Inc. (a)	43	669
Hostess Brands, Inc. Class A (a)	127	1,464
J&J Snack Foods Corp.	23	3,063
John B. Sanfilippo & Son, Inc.	14	824
Lancaster Colony Corp.	29	3,631
Landec Corp. (a)	40	530
Lifeway Foods, Inc. (a)	10	101
Limoneira Co.	22	514
Omega Protein Corp.	34	745
Sanderson Farms, Inc.	33	4,936
Seneca Foods Corp. Class A (a)	11	396
Snyders-Lance, Inc.	142	5,343
Tootsie Roll Industries, Inc.	29	1,032
		43,047
Household Products - 0.3%
Central Garden & Pet Co. (a)	19	725
Central Garden & Pet Co. Class A (non-vtg.) (a)	54	1,993
HRG Group, Inc. (a)	196	3,179
Oil-Dri Corp. of America	8	336
Orchids Paper Products Co.	11	135
WD-40 Co.	22	2,439
		8,807
Personal Products - 0.2%
elf Beauty, Inc. (a)	36	763
Inter Parfums, Inc.	28	1,296
MediFast, Inc.	17	1,061
Natural Health Trends Corp.	12	231
Nature's Sunshine Products, Inc.	17	168
Revlon, Inc. (a)	18	405
USANA Health Sciences, Inc. (a)	17	1,117
		5,041
Tobacco - 0.2%
Turning Point Brands, Inc. (a)	6	105
Universal Corp.	41	2,351
Vector Group Ltd.	153	3,179
		5,635

TOTAL CONSUMER STAPLES		87,584

ENERGY - 3.6%
Energy Equipment & Services - 1.4%
Archrock, Inc.	116	1,392
Basic Energy Services, Inc. (a)	30	566
Bristow Group, Inc.	47	444
C&J Energy Services, Inc.	75	2,137
Carbo Ceramics, Inc. (a)	41	339
Diamond Offshore Drilling, Inc. (a)	105	1,757
Dril-Quip, Inc. (a)	61	2,568
Ensco PLC Class A	701	3,778
Era Group, Inc. (a)	35	377
Exterran Corp. (a)	53	1,710
Fairmount Santrol Holidings, Inc. (a)	250	1,078
Forum Energy Technologies, Inc. (a)	113	1,627
Frank's International NV	91	602
Geospace Technologies Corp. (a)	19	285
Gulf Island Fabrication, Inc.	21	276
Helix Energy Solutions Group, Inc. (a)	227	1,548
Independence Contract Drilling, Inc. (a)	59	191
Key Energy Services, Inc.	19	202
Mammoth Energy Services, Inc.	14	276
Matrix Service Co. (a)	44	620
McDermott International, Inc. (a)	452	2,992
Natural Gas Services Group, Inc. (a)	18	500
NCS Multistage Holdings, Inc.	15	327
Newpark Resources, Inc. (a)	139	1,216
Noble Corp. (a)	395	1,643
Oil States International, Inc. (a)	83	1,913
Parker Drilling Co. (a)	209	219
PHI, Inc. (non-vtg.) (a)	17	199
Pioneer Energy Services Corp. (a)	99	188
RigNet, Inc. (a)	20	349
Rowan Companies PLC (a)	186	2,665
SEACOR Holdings, Inc. (a)	27	1,274
Smart Sand, Inc.	35	252
Solaris Oilfield Infrastructure, Inc. Class A	16	255
Superior Energy Services, Inc. (a)	248	2,187
Tesco Corp. (a)	69	266
TETRA Technologies, Inc. (a)	199	565
U.S. Silica Holdings, Inc.	134	4,088
Unit Corp. (a)	85	1,591
Willbros Group, Inc. (a)	80	245
		44,707
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	264	562
Adams Resources & Energy, Inc.	3	129
Approach Resources, Inc. (a)	75	175
Arch Coal, Inc.	34	2,598
Ardmore Shipping Corp. (a)	45	374
Bill Barrett Corp. (a)	132	651
Bonanza Creek Energy, Inc.	33	1,116
California Resources Corp. (a)	73	805
Callon Petroleum Co. (a)	323	3,582
Carrizo Oil & Gas, Inc. (a)	125	2,211
Clean Energy Fuels Corp. (a)	204	479
Cloud Peak Energy, Inc. (a)	126	536
Contango Oil & Gas Co. (a)	33	132
CVR Energy, Inc.	26	714
Delek U.S. Holdings, Inc.	129	3,360
Denbury Resources, Inc. (a)	675	830
DHT Holdings, Inc.	150	591
Dorian Lpg Ltd. (a)	35	250
Earthstone Energy, Inc. (a)	26	209
Eclipse Resources Corp. (a)	118	262
Energy XXI Gulf Coast, Inc.	40	342
EP Energy Corp. (a)	44	119
Evolution Petroleum Corp.	48	355
Frontline Ltd. (NY Shares)	131	798
GasLog Ltd.	71	1,225
Gastar Exploration, Inc. (a)	266	218
Gener8 Maritime, Inc. (a)	81	373
Golar LNG Ltd.	155	3,275
Green Plains, Inc.	65	1,196
Halcon Resources Corp. (a)	208	1,369
Hallador Energy Co.	18	93
International Seaways, Inc.	45	906
Isramco, Inc. (a)	1	114
Jagged Peak Energy, Inc.	99	1,375
Jones Energy, Inc.	75	96
Lilis Energy, Inc. (a)	60	299
Matador Resources Co. (a)	144	3,823
Midstates Petroleum Co., Inc.	19	290
NACCO Industries, Inc. Class A	6	250
Navios Maritime Acquisition Corp.	159	199
Nordic American Tanker Shipping Ltd.	171	759
Oasis Petroleum, Inc. (a)	377	3,563
Overseas Shipholding Group, Inc. (a)	81	192
Pacific Ethanol, Inc. (a)	77	370
Panhandle Royalty Co. Class A	25	604
Par Pacific Holdings, Inc. (a)	55	1,154
PDC Energy, Inc. (a)	109	5,551
Peabody Energy Corp.	99	3,058
Penn Virginia Corp.	24	935
Ramaco Resources, Inc.	16	94
Renewable Energy Group, Inc. (a)	64	774
Resolute Energy Corp. (a)	35	1,051
Rex American Resources Corp. (a)	10	882
Ring Energy, Inc. (a)	84	1,076
Sanchez Energy Corp. (a)	124	537
SandRidge Energy, Inc. (a)	60	1,126
Scorpio Tankers, Inc.	345	1,228
SemGroup Corp. Class A	107	2,787
Ship Finance International Ltd. (NY Shares)	88	1,311
SilverBow Resources, Inc. (a)	10	225
Src Energy, Inc. (a)	324	3,091
Stone Energy Corp.	31	912
Teekay Corp.	91	737
Teekay Tankers Ltd.	215	318
Tellurian, Inc. (a)	95	1,023
Ultra Petroleum Corp.	310	2,461
Uranium Energy Corp. (a)	243	258
W&T Offshore, Inc. (a)	132	413
Warrior Metropolitan Coal, Inc.	30	781
Westmoreland Coal Co. (a)	55	95
WildHorse Resource Development Corp.	40	520
		74,167

TOTAL ENERGY		118,874

FINANCIALS - 18.5%
Banks - 10.4%
1st Source Corp.	27	1,385
Access National Corp.	24	698
ACNB Corp.	7	195
Allegiance Bancshares, Inc. (a)	20	784
American National Bankshares, Inc.	14	548
Ameris Bancorp	58	2,778
Ames National Corp.	18	536
Arrow Financial Corp.	17	600
Atlantic Capital Bancshares, Inc. (a)	36	592
Banc of California, Inc.	72	1,516
BancFirst Corp.	27	1,476
Banco Latinoamericano de Comercio Exterior SA Series E	48	1,345
Bancorp, Inc., Delaware (a)	74	622
BancorpSouth, Inc.	141	4,456
Bank of Commerce Holdings	23	276
Bank of Marin Bancorp	11	745
Bankwell Financial Group, Inc.	10	366
Banner Corp.	51	2,923
Bar Harbor Bankshares	28	846
BCB Bancorp, Inc.	16	225
Berkshire Hills Bancorp, Inc.	65	2,490
Blue Hills Bancorp, Inc.	35	760
Boston Private Financial Holdings, Inc.	139	2,210
Bridge Bancorp, Inc.	35	1,243
Brookline Bancorp, Inc., Delaware	119	1,833
Bryn Mawr Bank Corp.	29	1,272
Byline Bancorp, Inc.	8	160
C & F Financial Corp.	5	290
California First National Bancorp	5	77
Camden National Corp.	29	1,252
Capital Bank Financial Corp. Series A	47	1,908
Capital City Bank Group, Inc.	16	395
Capstar Financial Holdings, Inc. (a)	14	283
Carolina Financial Corp.	24	884
Cathay General Bancorp	123	5,141
Centerstate Banks of Florida, Inc.	85	2,264
Central Pacific Financial Corp.	51	1,587
Central Valley Community Bancorp	17	343
Century Bancorp, Inc. Class A (non-vtg.)	4	340
Chemical Financial Corp.	115	6,059
Chemung Financial Corp.	5	236
Citizens & Northern Corp.	18	440
City Holding Co.	25	1,762
Civista Bancshares, Inc.	15	339
CNB Financial Corp., Pennsylvania	22	633
CoBiz, Inc.	65	1,329
Codorus Valley Bancorp, Inc.	14	443
Columbia Banking Systems, Inc.	95	4,133
Commerce Union Bancshares, Inc.	12	290
Community Bank System, Inc.	76	4,202
Community Bankers Trust Corp. (a)	34	294
Community Financial Corp.	6	217
Community Trust Bancorp, Inc.	24	1,159
ConnectOne Bancorp, Inc.	51	1,369
County Bancorp, Inc.	6	196
Customers Bancorp, Inc. (a)	46	1,258
CVB Financial Corp.	168	4,008
DNB Financial Corp.	6	202
Eagle Bancorp, Inc. (a)	49	3,266
Enterprise Bancorp, Inc.	14	505
Enterprise Financial Services Corp.	36	1,570
Equity Bancshares, Inc. (a)	16	545
Evans Bancorp, Inc.	7	305
Farmers & Merchants Bancorp, Inc.	15	555
Farmers Capital Bank Corp.	12	499
Farmers National Banc Corp.	41	595
FCB Financial Holdings, Inc. Class A (a)	57	2,662
Fidelity Southern Corp.	37	811
Financial Institutions, Inc.	25	820
First Bancorp, North Carolina	46	1,688
First Bancorp, Puerto Rico (a)	306	1,576
First Bancshares, Inc.	13	415
First Busey Corp.	62	1,929
First Business Finance Services, Inc.	13	289
First Citizen Bancshares, Inc.	12	4,860
First Commonwealth Financial Corp.	155	2,257
First Community Bancshares, Inc.	32	956
First Connecticut Bancorp, Inc.	26	686
First Financial Bancorp, Ohio	98	2,675
First Financial Bankshares, Inc.	101	4,611
First Financial Corp., Indiana	20	950
First Financial Northwest, Inc.	15	249
First Foundation, Inc. (a)	50	926
First Guaranty Bancshares, Inc.	7	187
First Internet Bancorp	10	377
First Interstate Bancsystem, Inc.	42	1,651
First Merchants Corp.	67	2,881
First Mid-Illinois Bancshares, Inc.	18	695
First Midwest Bancorp, Inc., Delaware	166	3,833
First Northwest Bancorp (a)	17	288
First of Long Island Corp.	40	1,262
Flushing Financial Corp.	42	1,259
FNB Bancorp California	7	242
Franklin Financial Network, Inc. (a)	18	617
Fulton Financial Corp.	276	5,023
German American Bancorp, Inc.	34	1,223
Glacier Bancorp, Inc.	122	4,631
Great Southern Bancorp, Inc.	21	1,129
Great Western Bancorp, Inc.	96	3,897
Green Bancorp, Inc. (a)	37	820
Guaranty Bancorp	39	1,110
Guaranty Bancshares, Inc. Texas	4	115
Hancock Holding Co.	138	6,728
Hanmi Financial Corp.	52	1,599
HarborOne Bancorp, Inc. (a)	19	371
Heartland Financial U.S.A., Inc.	40	1,970
Heritage Commerce Corp.	57	877
Heritage Financial Corp., Washington	47	1,434
Hilltop Holdings, Inc.	116	2,733
Home Bancshares, Inc.	257	5,777
HomeTrust Bancshares, Inc. (a)	28	735
Hope Bancorp, Inc.	206	3,801
Horizon Bancorp Industries	38	1,046
Howard Bancorp, Inc. (a)	16	334
IBERIABANK Corp.	82	6,048
Independent Bank Corp.	38	855
Independent Bank Corp., Massachusetts	43	3,100
Independent Bank Group, Inc.	28	1,761
International Bancshares Corp.	87	3,532
Investar Holding Corp.	11	255
Investors Bancorp, Inc.	420	5,775
Lakeland Bancorp, Inc.	76	1,562
Lakeland Financial Corp.	40	1,931
LCNB Corp.	14	286
LegacyTexas Financial Group, Inc.	76	3,032
Live Oak Bancshares, Inc.	39	924
Macatawa Bank Corp.	40	402
MainSource Financial Group, Inc.	40	1,508
MB Financial, Inc.	132	6,064
MBT Financial Corp.	29	306
Mercantile Bank Corp.	26	939
Middlefield Banc Corp.	4	182
Midland States Bancorp, Inc.	25	811
Midsouth Bancorp, Inc.	27	354
MidWestOne Financial Group, Inc.	18	634
MutualFirst Financial, Inc.	10	387
National Bank Holdings Corp.	41	1,346
National Bankshares, Inc.	11	487
National Commerce Corp. (a)	19	774
NBT Bancorp, Inc.	70	2,670
Nicolet Bankshares, Inc. (a)	16	911
Northeast Bancorp	12	309
Northrim Bancorp, Inc.	11	358
Norwood Financial Corp.	10	299
OFG Bancorp	65	579
Ohio Valley Banc Corp.	7	249
Old Line Bancshares, Inc.	14	422
Old National Bancorp, Indiana	217	3,949
Old Point Financial Corp.	6	194
Old Second Bancorp, Inc.	44	603
Opus Bank (a)	39	1,010
Orrstown Financial Services, Inc.	12	306
Pacific Continental Corp.	33	924
Pacific Mercantile Bancorp (a)	26	243
Pacific Premier Bancorp, Inc. (a)	65	2,626
Park National Corp.	22	2,415
Park Sterling Corp.	83	1,043
Parke Bancorp, Inc.	9	194
PCSB Financial Corp.	28	524
Peapack-Gladstone Financial Corp.	28	971
Penns Woods Bancorp, Inc.	7	339
People's Utah Bancorp	20	622
Peoples Bancorp of North Carolina	7	239
Peoples Bancorp, Inc.	24	795
Peoples Financial Services Corp.	10	453
Preferred Bank, Los Angeles	20	1,235
Premier Financial Bancorp, Inc.	16	331
QCR Holdings, Inc.	21	1,003
Renasant Corp.	69	2,857
Republic Bancorp, Inc., Kentucky Class A	15	590
Republic First Bancorp, Inc. (a)	82	759
S&T Bancorp, Inc.	57	2,331
Sandy Spring Bancorp, Inc.	39	1,576
Seacoast Banking Corp., Florida (a)	70	1,735
ServisFirst Bancshares, Inc.	74	3,035
Shore Bancshares, Inc.	17	280
Sierra Bancorp	18	476
Simmons First National Corp. Class A	59	3,404
SmartFinancial, Inc. (a)	12	282
South State Corp.	46	4,142
Southern First Bancshares, Inc. (a)	9	347
Southern National Bancorp of Virginia, Inc.	38	621
Southside Bancshares, Inc.	46	1,629
State Bank Financial Corp.	63	1,821
Sterling Bancorp	349	8,742
Stock Yards Bancorp, Inc.	34	1,284
Summit Financial Group, Inc.	15	408
Sun Bancorp, Inc.	16	406
Sunshine Bancorp, Inc. (a)	12	280
Texas Capital Bancshares, Inc. (a)	81	6,970
The Bank of NT Butterfield & Son Ltd.	87	3,249
The First Bancorp, Inc.	15	468
Tompkins Financial Corp.	25	2,178
TowneBank	91	3,049
Trico Bancshares	33	1,367
TriState Capital Holdings, Inc. (a)	37	838
Triumph Bancorp, Inc. (a)	29	899
Trustmark Corp.	108	3,558
Two River Bancorp	9	175
UMB Financial Corp.	71	5,221
Umpqua Holdings Corp.	359	7,345
Union Bankshares Corp.	69	2,381
Union Bankshares, Inc.	6	295
United Bankshares, Inc., West Virginia	163	5,860
United Community Bank, Inc.	112	3,071
United Security Bancshares, California	23	216
Unity Bancorp, Inc.	13	257
Univest Corp. of Pennsylvania	42	1,231
Valley National Bancorp	417	4,796
Veritex Holdings, Inc. (a)	27	712
Washington Trust Bancorp, Inc.	26	1,443
WashingtonFirst Bankshares, Inc.	16	559
WesBanco, Inc.	68	2,747
West Bancorp., Inc.	25	611
Westamerica Bancorp.	42	2,446
Wintrust Financial Corp.	91	7,397
Xenith Bankshares, Inc. (a)	8	256
		346,729
Capital Markets - 1.4%
Arlington Asset Investment Corp.	44	505
Artisan Partners Asset Management, Inc.	71	2,442
Associated Capital Group, Inc.	9	334
B. Riley Financial, Inc.	36	599
Cohen & Steers, Inc.	34	1,479
Cowen Group, Inc. Class A (a)	43	645
Diamond Hill Investment Group, Inc.	5	1,060
Evercore, Inc. Class A	65	5,207
Fifth Street Asset Management, Inc. Class A	25	103
Financial Engines, Inc.	92	3,321
Gain Capital Holdings, Inc.	64	472
GAMCO Investors, Inc. Class A	10	290
Greenhill & Co., Inc.	45	824
Hamilton Lane, Inc. Class A	27	742
Houlihan Lokey	42	1,748
INTL FCStone, Inc. (a)	26	1,079
Investment Technology Group, Inc.	54	1,267
Ladenburg Thalmann Financial Services, Inc.	173	529
Medley Management, Inc.	17	96
Moelis & Co. Class A	52	2,223
OM Asset Management Ltd.	120	1,834
Oppenheimer Holdings, Inc. Class A (non-vtg.)	18	392
Paragon Commercial Corp. (a)	6	345
Piper Jaffray Companies	24	1,754
PJT Partners, Inc.	30	1,158
Pzena Investment Management, Inc.	25	295
Safeguard Scientifics, Inc. (a)	32	451
Silvercrest Asset Management Group Class A	10	163
Stifel Financial Corp.	110	5,833
Virtu Financial, Inc. Class A	40	566
Virtus Investment Partners, Inc.	11	1,280
Waddell & Reed Financial, Inc. Class A	129	2,411
Westwood Holdings Group, Inc.	14	909
Wins Finance Holdings, Inc. (a)(b)	1	200
WisdomTree Investments, Inc.	184	2,041
		44,597
Consumer Finance - 0.6%
Elevate Credit, Inc.	28	219
Encore Capital Group, Inc. (a)	38	1,765
Enova International, Inc. (a)	57	846
EZCORP, Inc. (non-vtg.) Class A (a)	84	861
First Cash Financial Services, Inc.	78	4,980
Green Dot Corp. Class A (a)	72	4,077
LendingClub Corp. (a)	524	2,982
Nelnet, Inc. Class A	32	1,873
PRA Group, Inc. (a)	74	2,065
Regional Management Corp. (a)	16	395
World Acceptance Corp. (a)	10	875
		20,938
Diversified Financial Services - 0.4%
Acushnet Holdings Corp.	40	739
Alteryx, Inc.	12	271
At Home Group, Inc. (a)	7	144
Camping World Holdings, Inc.	49	2,059
Cotiviti Holdings, Inc. (a)	58	2,039
Donnelley Financial Solutions, Inc.	49	1,054
FB Financial Corp. (a)	20	817
Granite Point Mortgage Trust, Inc.	14	260
Marlin Business Services Corp.	13	285
NewStar Financial, Inc.	53	651
On Deck Capital, Inc. (a)	85	419
Quantenna Communications, Inc.	31	480
Ra Pharmaceuticals, Inc.	15	197
RBB Bancorp	6	150
Tiptree, Inc.	34	226
Varex Imaging Corp.	60	2,062
		11,853
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	74	1,205
American Equity Investment Life Holding Co.	143	4,220
Amerisafe, Inc.	31	2,006
AmTrust Financial Services, Inc.	136	1,708
Argo Group International Holdings, Ltd.	45	2,833
Atlas Financial Holdings, Inc. (a)	15	296
Baldwin & Lyons, Inc. Class B	16	367
Blue Capital Reinsurance Holdings Ltd.	9	119
Citizens, Inc. Class A (a)	81	614
CNO Financial Group, Inc.	277	6,640
Crawford & Co. Class B	20	236
Donegal Group, Inc. Class A	10	171
eHealth, Inc. (a)	23	584
EMC Insurance Group	17	501
Employers Holdings, Inc.	51	2,433
Enstar Group Ltd. (a)	18	4,100
FBL Financial Group, Inc. Class A	17	1,315
Federated National Holding Co.	20	307
Fidelity & Guaranty Life	23	715
FNFV Group (a)	97	1,673
Genworth Financial, Inc. Class A (a)	822	2,721
Global Indemnity Ltd.	12	504
Greenlight Capital Re, Ltd. (a)	49	1,080
Hallmark Financial Services, Inc. (a)	22	255
HCI Group, Inc.	14	524
Health Insurance Innovations, Inc. (a)	19	409
Heritage Insurance Holdings, Inc.	44	706
Horace Mann Educators Corp.	65	2,847
Independence Holding Co.	10	272
Infinity Property & Casualty Corp.	17	1,604
Investors Title Co.	3	569
James River Group Holdings Ltd.	36	1,524
Kemper Corp.	65	4,167
Kingstone Companies, Inc.	13	211
Kinsale Capital Group, Inc.	24	1,041
Maiden Holdings Ltd.	120	990
MBIA, Inc. (a)	200	1,450
National General Holdings Corp.	78	1,574
National Western Life Group, Inc.	4	1,430
Navigators Group, Inc.	34	1,972
NI Holdings, Inc.	16	286
Primerica, Inc.	75	6,638
RLI Corp.	63	3,723
Safety Insurance Group, Inc.	24	1,973
Selective Insurance Group, Inc.	94	5,602
State Auto Financial Corp.	27	692
State National Companies, Inc.	42	883
Stewart Information Services Corp.	34	1,290
Third Point Reinsurance Ltd. (a)	127	2,121
Trupanion, Inc. (a)	37	1,042
United Fire Group, Inc.	32	1,475
United Insurance Holdings Corp.	35	551
Universal Insurance Holdings, Inc.	51	1,216
WMI Holdings Corp. (a)	357	296
		85,681
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	45	846
American Capital Mortgage Investment Corp.	73	1,321
Anworth Mortgage Asset Corp.	158	883
Apollo Commercial Real Estate Finance, Inc.	170	3,072
Ares Commercial Real Estate Corp.	44	571
Armour Residential REIT, Inc.	68	1,703
Capstead Mortgage Corp.	152	1,341
Cherry Hill Mortgage Investment Corp.	17	310
CYS Investments, Inc.	248	1,984
Dynex Capital, Inc.	82	574
Ellington Residential Mortgage REIT	16	214
Great Ajax Corp.	23	325
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	80	1,925
Invesco Mortgage Capital, Inc.	181	3,117
KKR Real Estate Finance Trust, Inc.	13	263
Ladder Capital Corp. Class A	121	1,626
New York Mortgage Trust, Inc.	180	1,085
Orchid Island Capital, Inc.	71	707
Owens Realty Mortgage, Inc.	23	413
PennyMac Mortgage Investment Trust	107	1,718
Redwood Trust, Inc.	120	1,885
Resource Capital Corp.	51	523
Western Asset Mortgage Capital Corp.	74	745
ZAIS Financial Corp.	25	391
		27,542
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	12	629
Thrifts & Mortgage Finance - 2.3%
Bank Mutual Corp.	63	666
BankFinancial Corp.	19	301
Bear State Financial, Inc.	31	318
Beneficial Bancorp, Inc.	114	1,881
BofI Holding, Inc. (a)	98	2,636
BSB Bancorp, Inc. (a)	18	538
Capitol Federal Financial, Inc.	196	2,703
Charter Financial Corp.	19	364
Clifton Bancorp, Inc.	29	494
Dime Community Bancshares, Inc.	53	1,169
Entegra Financial Corp. (a)	11	300
ESSA Bancorp, Inc.	12	194
Essent Group Ltd. (a)	133	5,668
Farmer Mac Class C (non-vtg.)	14	1,039
First Defiance Financial Corp.	16	867
Flagstar Bancorp, Inc. (a)	33	1,233
Greene County Bancorp, Inc.	4	120
Hingham Institution for Savings	2	389
Home Bancorp, Inc.	9	386
HomeStreet, Inc. (a)	40	1,162
Impac Mortgage Holdings, Inc. (a)	14	183
Kearny Financial Corp.	135	2,032
Lendingtree, Inc. (a)	11	2,949
Malvern Bancorp, Inc. (a)	14	378
Meridian Bancorp, Inc. Maryland	79	1,556
Meta Financial Group, Inc.	14	1,222
MGIC Investment Corp. (a)	604	8,637
Nationstar Mortgage Holdings, Inc. (a)	49	954
NMI Holdings, Inc. (a)	92	1,339
Northfield Bancorp, Inc.	77	1,314
Northwest Bancshares, Inc.	145	2,446
OceanFirst Financial Corp.	51	1,415
Ocwen Financial Corp. (a)	177	618
Oritani Financial Corp.	64	1,085
PennyMac Financial Services, Inc. (a)	25	475
PHH Corp. (a)	85	1,123
Provident Bancorp, Inc. (a)	6	142
Provident Financial Holdings, Inc.	5	97
Provident Financial Services, Inc.	97	2,638
Prudential Bancorp, Inc.	13	237
Radian Group, Inc.	353	7,399
Riverview Bancorp, Inc.	31	275
SI Financial Group, Inc.	18	270
Southern Missouri Bancorp, Inc.	11	406
Territorial Bancorp, Inc.	11	347
Timberland Bancorp, Inc.	10	303
Trustco Bank Corp., New York	153	1,404
United Community Financial Corp.	92	849
United Financial Bancorp, Inc. New	83	1,520
Walker & Dunlop, Inc. (a)	46	2,525
Washington Federal, Inc.	145	5,046
Waterstone Financial, Inc.	39	749
Westfield Financial, Inc.	40	422
WSFS Financial Corp.	49	2,435
		77,218

TOTAL FINANCIALS		615,187

HEALTH CARE - 14.7%
Biotechnology - 5.6%
Abeona Therapeutics, Inc. (a)	37	664
Acceleron Pharma, Inc. (a)	52	2,028
Achaogen, Inc. (a)	56	712
Achillion Pharmaceuticals, Inc. (a)	196	788
Acorda Therapeutics, Inc. (a)	70	1,860
Adamas Pharmaceuticals, Inc. (a)	27	666
Aduro Biotech, Inc. (a)	76	604
Advaxis, Inc. (a)	49	167
Agenus, Inc. (a)	130	476
Aileron Therapeutics, Inc.	11	132
Aimmune Therapeutics, Inc. (a)	58	1,686
Akebia Therapeutics, Inc. (a)	76	1,379
Alder Biopharmaceuticals, Inc. (a)	104	1,170
AMAG Pharmaceuticals, Inc. (a)	54	848
Amicus Therapeutics, Inc. (a)	271	3,859
AnaptysBio, Inc.	20	1,321
Anavex Life Sciences Corp. (a)	52	219
Ardelyx, Inc. (a)	55	294
Arena Pharmaceuticals, Inc. (a)	64	1,794
Array BioPharma, Inc. (a)	275	2,874
Asterias Biotherapeutics, Inc. (a)	30	75
Atara Biotherapeutics, Inc. (a)	43	611
Athersys, Inc. (a)	181	333
Audentes Therapeutics, Inc. (a)	26	691
Axovant Sciences Ltd. (a)	41	215
Bellicum Pharmaceuticals, Inc. (a)	47	443
BioCryst Pharmaceuticals, Inc. (a)	129	581
Biohaven Pharmaceutical Holding Co. Ltd.	19	571
Biospecifics Technologies Corp. (a)	12	549
BioTime, Inc. (a)	139	334
bluebird bio, Inc. (a)	74	10,293
Blueprint Medicines Corp. (a)	64	4,251
Calithera Biosciences, Inc. (a)	50	805
Calyxt, Inc.	11	225
Cara Therapeutics, Inc. (a)	46	577
Cascadian Therapeutics, Inc. (a)	70	321
Catalyst Pharmaceutical Partners, Inc. (a)	129	369
Celldex Therapeutics, Inc. (a)	214	522
ChemoCentryx, Inc. (a)	40	263
Chimerix, Inc. (a)	72	354
Clovis Oncology, Inc. (a)	72	5,427
Coherus BioSciences, Inc. (a)	59	664
Conatus Pharmaceuticals, Inc. (a)	33	151
Concert Pharmaceuticals, Inc. (a)	31	529
Corbus Pharmaceuticals Holdings, Inc. (a)	63	447
Corvus Pharmaceuticals, Inc. (a)	12	163
Curis, Inc. (a)	159	251
Cytokinetics, Inc. (a)	70	956
CytomX Therapeutics, Inc. (a)	48	960
Dynavax Technologies Corp. (a)	97	2,134
Eagle Pharmaceuticals, Inc. (a)	14	753
Edge Therapeutics, Inc. (a)	32	348
Editas Medicine, Inc. (a)	54	1,339
Emergent BioSolutions, Inc. (a)	55	2,254
Enanta Pharmaceuticals, Inc. (a)	26	1,291
Epizyme, Inc. (a)	67	1,119
Esperion Therapeutics, Inc. (a)	27	1,235
Exact Sciences Corp. (a)	192	10,536
Fate Therapeutics, Inc. (a)	51	243
FibroGen, Inc. (a)	105	5,864
Five Prime Therapeutics, Inc. (a)	44	1,974
Flexion Therapeutics, Inc. (a)	47	1,034
Fortress Biotech, Inc. (a)	64	239
Foundation Medicine, Inc. (a)	24	1,080
Genocea Biosciences, Inc. (a)	43	50
Genomic Health, Inc. (a)	31	1,016
Geron Corp. (a)	280	630
Global Blood Therapeutics, Inc. (a)	59	2,348
Halozyme Therapeutics, Inc. (a)	196	3,475
Heron Therapeutics, Inc. (a)	77	1,182
Idera Pharmaceuticals, Inc. (a)	159	248
Ignyta, Inc. (a)	80	1,232
Immune Design Corp. (a)	22	109
ImmunoGen, Inc. (a)	141	818
Immunomedics, Inc. (a)	163	1,747
Inovio Pharmaceuticals, Inc. (a)	141	822
Insmed, Inc. (a)	119	3,214
Insys Therapeutics, Inc. (a)	33	170
Intellia Therapeutics, Inc. (a)	21	654
Invitae Corp. (a)	60	506
Iovance Biotherapeutics, Inc. (a)	91	708
Ironwood Pharmaceuticals, Inc. Class A (a)	217	3,337
Jounce Therapeutics, Inc.	19	266
Karyopharm Therapeutics, Inc. (a)	59	602
Keryx Biopharmaceuticals, Inc. (a)	151	978
Kindred Biosciences, Inc. (a)	36	268
Kura Oncology, Inc. (a)	27	402
La Jolla Pharmaceutical Co. (a)	29	996
Lexicon Pharmaceuticals, Inc. (a)	76	774
Ligand Pharmaceuticals, Inc. Class B (a)	33	4,797
Loxo Oncology, Inc. (a)	38	3,274
Macrogenics, Inc. (a)	58	1,148
Madrigal Pharmaceuticals, Inc. (a)	6	300
Matinas BioPharma Holdings, Inc.	78	87
MediciNova, Inc. (a)	49	348
Merrimack Pharmaceuticals, Inc.	20	235
MiMedx Group, Inc. (a)	169	2,143
Minerva Neurosciences, Inc. (a)	42	265
Miragen Therapeutics, Inc. (a)	19	157
Momenta Pharmaceuticals, Inc. (a)	118	1,664
Myriad Genetics, Inc. (a)	106	3,634
NantKwest, Inc. (a)	40	185
Natera, Inc. (a)	54	593
NewLink Genetics Corp. (a)	31	290
Novavax, Inc. (a)	392	427
Novelion Therapeutics, Inc. (a)	22	104
Nymox Pharmaceutical Corp. (a)	61	217
Organovo Holdings, Inc. (a)	148	235
Otonomy, Inc. (a)	32	95
Ovid Therapeutics, Inc.	13	84
PDL BioPharma, Inc. (a)	264	781
Pieris Pharmaceuticals, Inc. (a)	63	318
Portola Pharmaceuticals, Inc. (a)	91	4,496
Progenics Pharmaceuticals, Inc. (a)	121	749
Protagonist Therapeutics, Inc. (a)	15	225
Prothena Corp. PLC (a)	62	3,599
PTC Therapeutics, Inc. (a)	67	1,256
Puma Biotechnology, Inc. (a)	47	5,983
Radius Health, Inc. (a)	60	1,927
Recro Pharma, Inc. (a)	18	155
REGENXBIO, Inc. (a)	45	1,348
Repligen Corp. (a)	61	2,269
Retrophin, Inc. (a)	65	1,617
Rigel Pharmaceuticals, Inc. (a)	211	791
Sage Therapeutics, Inc. (a)	57	3,607
Sangamo Therapeutics, Inc. (a)	132	1,637
Sarepta Therapeutics, Inc. (a)	97	4,783
Selecta Biosciences, Inc. (a)	20	424
Seres Therapeutics, Inc. (a)	30	301
Sienna Biopharmaceuticals, Inc.	7	137
Spark Therapeutics, Inc. (a)	43	3,479
Spectrum Pharmaceuticals, Inc. (a)	124	2,429
Stemline Therapeutics, Inc. (a)	39	532
Strongbridge Biopharma PLC (a)	28	168
Syndax Pharmaceuticals, Inc. (a)	19	212
Synergy Pharmaceuticals, Inc. (a)	381	1,040
Syros Pharmaceuticals, Inc. (a)	22	378
TG Therapeutics, Inc. (a)	80	652
Tocagen, Inc.	18	199
Trevena, Inc. (a)	56	84
Ultragenyx Pharmaceutical, Inc. (a)	63	2,904
Vanda Pharmaceuticals, Inc. (a)	76	1,193
VBI Vaccines, Inc. (a)	29	100
Veracyte, Inc. (a)	48	410
Versartis, Inc. (a)	42	76
Voyager Therapeutics, Inc. (a)	24	505
vTv Therapeutics, Inc. Class A (a)	15	95
Xbiotech, Inc. (a)	28	119
Xencor, Inc. (a)	64	1,266
ZIOPHARM Oncology, Inc. (a)	190	885
		186,878
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	36	1,742
Accuray, Inc. (a)	145	689
Analogic Corp.	20	1,606
Angiodynamics, Inc. (a)	63	1,069
Anika Therapeutics, Inc. (a)	23	1,256
Antares Pharma, Inc. (a)	219	399
Atricure, Inc. (a)	53	1,136
Atrion Corp.	2	1,315
AxoGen, Inc. (a)	39	801
Cantel Medical Corp.	60	5,885
Cardiovascular Systems, Inc. (a)	52	1,252
Cerus Corp. (a)	147	422
ConforMis, Inc. (a)	56	198
CONMED Corp.	44	2,298
Corindus Vascular Robotics, Inc. (a)	199	227
Cryolife, Inc. (a)	55	1,070
Cutera, Inc. (a)	22	865
Endologix, Inc. (a)	139	737
Entellus Medical, Inc. (a)	22	372
Exactech, Inc. (a)	19	795
Fonar Corp. (a)	11	351
Genmark Diagnostics, Inc. (a)	88	656
Glaukos Corp. (a)	46	1,624
Globus Medical, Inc. (a)	117	3,729
Haemonetics Corp. (a)	87	4,138
Halyard Health, Inc. (a)	78	3,288
Heska Corp. (a)	10	975
ICU Medical, Inc. (a)	25	4,778
Inogen, Inc. (a)	29	2,869
Insulet Corp. (a)	92	5,411
Integer Holdings Corp. (a)	52	2,527
Integra LifeSciences Holdings Corp. (a)	100	4,678
Invacare Corp.	52	806
iRhythm Technologies, Inc.	22	1,121
K2M Group Holdings, Inc. (a)	67	1,319
Lantheus Holdings, Inc. (a)	50	995
LeMaitre Vascular, Inc.	25	800
LivaNova PLC (a)	80	5,912
Masimo Corp. (a)	74	6,494
Meridian Bioscience, Inc.	64	957
Merit Medical Systems, Inc. (a)	81	3,082
Natus Medical, Inc. (a)	52	2,205
Neogen Corp. (a)	58	4,652
Nevro Corp. (a)	46	4,029
Novocure Ltd. (a)	92	1,987
NuVasive, Inc. (a)	80	4,538
NxStage Medical, Inc. (a)	108	2,911
Obalon Therapeutics, Inc.	12	101
OraSure Technologies, Inc. (a)	90	1,778
Orthofix International NV (a)	28	1,504
Oxford Immunotec Global PLC (a)	40	529
Penumbra, Inc. (a)	46	4,625
Pulse Biosciences, Inc. (a)	16	387
Quidel Corp. (a)	44	1,802
Quotient Ltd. (a)	39	199
Rockwell Medical Technologies, Inc. (a)	82	497
RTI Biologics, Inc. (a)	81	365
Sientra, Inc. (a)	19	279
Staar Surgical Co. (a)	70	928
SurModics, Inc. (a)	23	684
Tactile Systems Technology, Inc. (a)	13	373
Utah Medical Products, Inc.	5	377
ViewRay, Inc. (a)	55	379
Viveve Medical, Inc. (a)	29	158
Wright Medical Group NV (a)	165	4,325
		120,256
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)	23	182
Aceto Corp.	45	453
Addus HomeCare Corp. (a)	12	432
Almost Family, Inc. (a)	22	974
Amedisys, Inc. (a)	46	2,213
American Renal Associates Holdings, Inc. (a)	13	158
AMN Healthcare Services, Inc. (a)	78	3,424
BioScrip, Inc. (a)	169	428
BioTelemetry, Inc. (a)	45	1,307
Capital Senior Living Corp. (a)	46	612
Chemed Corp.	25	5,586
Civitas Solutions, Inc. (a)	29	541
Community Health Systems, Inc. (a)	153	903
Corvel Corp. (a)	16	960
Cross Country Healthcare, Inc. (a)	61	833
Diplomat Pharmacy, Inc. (a)	77	1,621
G1 Therapeutics, Inc.	10	236
Genesis HealthCare, Inc. Class A (a)	94	92
HealthEquity, Inc. (a)	82	4,118
HealthSouth Corp.	162	7,475
Kindred Healthcare, Inc.	138	835
LHC Group, Inc. (a)	25	1,670
Magellan Health Services, Inc. (a)	38	3,241
Molina Healthcare, Inc. (a)	71	4,816
National Healthcare Corp.	17	1,088
National Research Corp. Class A	16	601
Owens & Minor, Inc.	101	2,482
PharMerica Corp. (a)	47	1,377
Providence Service Corp. (a)	20	1,112
R1 RCM, Inc. (a)	151	574
RadNet, Inc. (a)	63	690
Select Medical Holdings Corp. (a)	177	3,390
Surgery Partners, Inc. (a)	31	287
Teladoc, Inc. (a)	89	2,941
Tenet Healthcare Corp. (a)	129	1,842
The Ensign Group, Inc.	72	1,662
Tivity Health, Inc. (a)	58	2,683
Triple-S Management Corp. (a)	39	936
U.S. Physical Therapy, Inc.	21	1,427
		66,202
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	286	3,855
Castlight Health, Inc. Class B (a)	111	427
Computer Programs & Systems, Inc.	20	603
Evolent Health, Inc. (a)	84	1,365
HealthStream, Inc. (a)	43	1,052
HMS Holdings Corp. (a)	140	2,694
Inovalon Holdings, Inc. Class A (a)	100	1,675
Medidata Solutions, Inc. (a)	93	6,996
NantHealth, Inc. (a)	27	99
Omnicell, Inc. (a)	61	3,038
Quality Systems, Inc. (a)	87	1,224
Simulations Plus, Inc.	21	342
Tabula Rasa HealthCare, Inc. (a)	16	462
Vocera Communications, Inc. (a)	41	1,157
		24,989
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	43	854
Cambrex Corp. (a)	53	2,292
Enzo Biochem, Inc. (a)	69	680
Fluidigm Corp. (a)	37	215
INC Research Holdings, Inc. Class A (a)	86	4,915
Luminex Corp.	66	1,409
Medpace Holdings, Inc. (a)	10	375
Nanostring Technologies, Inc. (a)	27	269
NeoGenomics, Inc. (a)	77	668
Pacific Biosciences of California, Inc. (a)	170	719
PRA Health Sciences, Inc. (a)	80	6,514
		18,910
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (a)	38	958
Aerie Pharmaceuticals, Inc. (a)	54	3,335
Akcea Therapeutics, Inc.	26	476
Amphastar Pharmaceuticals, Inc. (a)	61	1,102
ANI Pharmaceuticals, Inc. (a)	11	639
Aratana Therapeutics, Inc. (a)	60	344
Assembly Biosciences, Inc. (a)	21	620
Athenex, Inc.	9	151
Avexis, Inc. (a)	40	4,180
Catalent, Inc. (a)	206	8,774
Cempra, Inc. (a)	72	166
Clearside Biomedical, Inc. (a)	29	206
Collegium Pharmaceutical, Inc. (a)	31	320
Corcept Therapeutics, Inc. (a)	145	2,855
Corium International, Inc. (a)	34	343
DepoMed, Inc. (a)	100	484
Dermira, Inc. (a)	62	1,660
Dova Pharmaceuticals, Inc.	7	175
Durect Corp. (a)	180	144
Horizon Pharma PLC (a)	268	3,634
Impax Laboratories, Inc. (a)	117	2,124
Innoviva, Inc. (a)	124	1,518
Intersect ENT, Inc. (a)	42	1,245
Intra-Cellular Therapies, Inc. (a)	56	873
Kala Pharmaceuticals, Inc.	11	177
Lannett Co., Inc. (a)	46	915
Mersana Therapeutics, Inc.	7	114
MyoKardia, Inc. (a)	31	1,192
Nektar Therapeutics (a)	240	5,782
Neos Therapeutics, Inc. (a)	30	312
Ocular Therapeutix, Inc. (a)	32	184
Omeros Corp. (a)	72	1,135
Pacira Pharmaceuticals, Inc. (a)	64	2,051
Paratek Pharmaceuticals, Inc. (a)	41	877
Phibro Animal Health Corp. Class A	32	1,205
Prestige Brands Holdings, Inc. (a)	88	4,127
Reata Pharmaceuticals, Inc. (a)	19	575
Revance Therapeutics, Inc. (a)	38	988
Sucampo Pharmaceuticals, Inc. Class A (a)	36	360
Supernus Pharmaceuticals, Inc. (a)	78	3,245
Teligent, Inc. (a)	77	437
Tetraphase Pharmaceuticals, Inc. (a)	88	529
The Medicines Company (a)	114	3,276
TherapeuticsMD, Inc. (a)	252	1,189
Theravance Biopharma, Inc. (a)	68	1,962
WAVE Life Sciences (a)	20	461
Zogenix, Inc. (a)	50	1,875
Zynerba Pharmaceuticals, Inc. (a)	17	167
		69,461

TOTAL HEALTH CARE		486,696

INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
AAR Corp.	52	2,022
Aerojet Rocketdyne Holdings, Inc. (a)	109	3,442
AeroVironment, Inc. (a)	35	1,791
Astronics Corp. (a)	35	1,204
Axon Enterprise, Inc. (a)	83	1,907
Cubic Corp.	40	2,182
Curtiss-Wright Corp.	72	8,514
Ducommun, Inc. (a)	18	593
Engility Holdings, Inc. (a)	30	1,010
Esterline Technologies Corp. (a)	41	3,889
KEYW Holding Corp. (a)	81	612
KLX, Inc. (a)	85	4,663
Kratos Defense & Security Solutions, Inc. (a)	115	1,385
Mercury Systems, Inc. (a)	74	3,735
Moog, Inc. Class A (a)	53	4,651
National Presto Industries, Inc.	8	935
Sparton Corp. (a)	14	326
Triumph Group, Inc.	78	2,422
Vectrus, Inc. (a)	19	580
Wesco Aircraft Holdings, Inc. (a)	93	842
		46,705
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	94	2,275
Atlas Air Worldwide Holdings, Inc. (a)	37	2,270
Echo Global Logistics, Inc. (a)	46	1,106
Forward Air Corp.	50	2,872
Hub Group, Inc. Class A (a)	52	2,252
Radiant Logistics, Inc. (a)	59	288
		11,063
Airlines - 0.3%
Allegiant Travel Co.	21	2,864
Hawaiian Holdings, Inc.	87	2,915
SkyWest, Inc.	80	3,768
		9,547
Building Products - 1.5%
AAON, Inc.	66	2,310
Advanced Drain Systems, Inc. Del	58	1,134
American Woodmark Corp. (a)	23	2,222
Apogee Enterprises, Inc.	45	2,148
Builders FirstSource, Inc. (a)	160	2,883
Caesarstone Sdot-Yam Ltd. (a)	37	1,047
Continental Building Products, Inc. (a)	64	1,709
CSW Industrials, Inc. (a)	24	1,177
GCP Applied Technologies, Inc. (a)	119	3,481
Gibraltar Industries, Inc. (a)	51	1,696
GMS, Inc. (a)	44	1,498
Griffon Corp.	50	1,128
Insteel Industries, Inc.	31	792
Jeld-Wen Holding, Inc.	86	3,172
Masonite International Corp. (a)	49	3,288
NCI Building Systems, Inc. (a)	69	1,101
Patrick Industries, Inc. (a)	26	2,418
PGT, Inc. (a)	79	1,114
Ply Gem Holdings, Inc. (a)	34	575
Quanex Building Products Corp.	53	1,163
Simpson Manufacturing Co. Ltd.	63	3,512
Trex Co., Inc. (a)	49	5,363
Universal Forest Products, Inc.	31	3,500
		48,431
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	92	3,861
ACCO Brands Corp. (a)	175	2,284
ADS Waste Holdings, Inc.	70	1,744
Aqua Metals, Inc. (a)	24	96
ARC Document Solutions, Inc. (a)	60	265
Brady Corp. Class A	74	2,816
Casella Waste Systems, Inc. Class A (a)	57	1,052
CECO Environmental Corp.	51	447
Covanta Holding Corp.	188	3,027
Deluxe Corp.	76	5,293
Ennis, Inc.	42	846
Essendant, Inc.	66	639
Healthcare Services Group, Inc.	117	6,188
Heritage-Crystal Clean, Inc. (a)	20	391
Herman Miller, Inc.	98	3,293
HNI Corp.	71	2,430
Hudson Technologies, Inc. (a)	63	373
InnerWorkings, Inc. (a)	68	740
Interface, Inc.	101	2,303
Kimball International, Inc. Class B	64	1,227
Knoll, Inc.	82	1,740
LSC Communications, Inc.	55	890
Matthews International Corp. Class A	50	3,143
McGrath RentCorp.	39	1,743
Mobile Mini, Inc.	71	2,350
Msa Safety, Inc.	55	4,373
Multi-Color Corp.	22	1,819
NL Industries, Inc. (a)	13	169
Quad/Graphics, Inc.	52	1,185
R.R. Donnelley & Sons Co.	117	1,076
SP Plus Corp. (a)	29	1,124
Steelcase, Inc. Class A	138	2,008
Team, Inc. (a)	50	615
Tetra Tech, Inc.	94	4,630
The Brink's Co.	75	5,708
U.S. Ecology, Inc.	36	1,712
UniFirst Corp.	25	3,938
Viad Corp.	33	1,916
VSE Corp.	12	589
		80,043
Construction & Engineering - 1.3%
Aegion Corp. (a)	54	1,258
Ameresco, Inc. Class A (a)	30	231
Argan, Inc.	24	1,650
Chicago Bridge & Iron Co. NV	161	2,244
Comfort Systems U.S.A., Inc.	59	2,614
Dycom Industries, Inc. (a)	49	4,304
EMCOR Group, Inc.	96	7,729
Granite Construction, Inc.	65	4,140
Great Lakes Dredge & Dock Corp. (a)	96	490
HC2 Holdings, Inc. (a)	66	358
Ies Holdings, Inc. (a)	14	262
KBR, Inc.	230	4,515
Keane Group, Inc.	61	942
Layne Christensen Co. (a)	26	343
MasTec, Inc. (a)	105	4,573
MYR Group, Inc. (a)	27	861
Northwest Pipe Co. (a)	17	310
NV5 Holdings, Inc. (a)	14	813
Orion Group Holdings, Inc. (a)	45	324
Primoris Services Corp.	64	1,809
Sterling Construction Co., Inc. (a)	44	785
Tutor Perini Corp. (a)	60	1,692
		42,247
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	10	284
AZZ, Inc.	42	2,008
Babcock & Wilcox Enterprises, Inc. (a)	63	276
Encore Wire Corp.	33	1,490
Energous Corp. (a)	25	245
EnerSys	71	4,925
Generac Holdings, Inc. (a)	101	5,261
General Cable Corp.	79	1,655
Hamilton Beach Brands Holding Co. Class A	6	233
LSI Industries, Inc.	41	285
Plug Power, Inc. (a)	371	1,057
Powell Industries, Inc.	15	435
Preformed Line Products Co.	5	356
Revolution Lighting Technologies, Inc. (a)	15	83
Sunrun, Inc. (a)	142	815
Thermon Group Holdings, Inc. (a)	53	1,140
TPI Composites, Inc. (a)	18	451
Vicor Corp. (a)	25	539
Vivint Solar, Inc. (a)	38	143
		21,681
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	58	1,952
Machinery - 3.8%
Actuant Corp. Class A	95	2,423
Alamo Group, Inc.	15	1,583
Albany International Corp. Class A	48	2,897
Altra Industrial Motion Corp.	46	2,203
American Railcar Industries, Inc.	13	517
Astec Industries, Inc.	34	1,766
Barnes Group, Inc.	83	5,402
Blue Bird Corp. (a)	10	207
Briggs & Stratton Corp.	68	1,714
Chart Industries, Inc. (a)	49	2,132
CIRCOR International, Inc.	28	1,231
Columbus McKinnon Corp. (NY Shares)	32	1,266
Commercial Vehicle Group, Inc. (a)	41	333
Dmc Global, Inc.	26	566
Douglas Dynamics, Inc.	33	1,384
Eastern Co.	9	260
Energy Recovery, Inc. (a)	57	439
EnPro Industries, Inc.	34	2,847
ESCO Technologies, Inc.	41	2,376
ExOne Co. (a)	20	213
Federal Signal Corp.	98	2,092
Franklin Electric Co., Inc.	74	3,367
FreightCar America, Inc.	21	393
Gencor Industries, Inc. (a)	14	253
Global Brass & Copper Holdings, Inc.	36	1,260
Gorman-Rupp Co.	30	959
Graham Corp.	13	251
Greenbrier Companies, Inc.	45	2,349
Hardinge, Inc.	21	347
Harsco Corp. (a)	128	2,720
Hillenbrand, Inc.	98	3,876
Hurco Companies, Inc.	9	403
Hyster-Yale Materials Handling Class A	17	1,334
John Bean Technologies Corp.	51	5,452
Kadant, Inc.	18	2,045
Kennametal, Inc.	132	5,762
L.B. Foster Co. Class A (a)	15	374
Lindsay Corp.	17	1,557
Lydall, Inc. (a)	27	1,561
Manitowoc Co., Inc. (a)	204	1,942
Meritor, Inc. (a)	131	3,407
Milacron Holdings Corp. (a)	82	1,472
Miller Industries, Inc.	17	480
Mueller Industries, Inc.	92	3,197
Mueller Water Products, Inc. Class A	254	3,033
Navistar International Corp. New (a)	82	3,469
NN, Inc.	44	1,300
Omega Flex, Inc.	4	258
Park-Ohio Holdings Corp.	15	707
ProPetro Holding Corp.	53	807
Proto Labs, Inc. (a)	41	3,577
RBC Bearings, Inc. (a)	38	4,705
Rexnord Corp. (a)	171	4,364
Spartan Motors, Inc.	57	921
SPX Corp. (a)	69	2,021
SPX Flow, Inc. (a)	67	2,762
Standex International Corp.	20	2,071
Sun Hydraulics Corp.	39	2,244
Tennant Co.	28	1,942
Titan International, Inc.	83	808
TriMas Corp. (a)	73	1,938
Twin Disc, Inc. (a)	14	299
Wabash National Corp.	96	2,160
Watts Water Technologies, Inc. Class A	46	3,100
Woodward, Inc.	87	6,728
		127,826
Marine - 0.1%
Costamare, Inc.	74	460
Eagle Bulk Shipping, Inc. (a)	52	244
Genco Shipping & Trading Ltd. (a)	16	192
Matson, Inc.	70	1,906
Navios Maritime Holdings, Inc. (a)	123	224
Safe Bulkers, Inc. (a)	64	227
Scorpio Bulkers, Inc.	101	808
		4,061
Professional Services - 1.3%
Acacia Research Corp. (a)	72	324
Advisory Board Co. (a)	63	3,397
Barrett Business Services, Inc.	11	669
BG Staffing, Inc.	13	219
CBIZ, Inc. (a)	83	1,407
Cogint, Inc. (a)	23	105
CRA International, Inc.	15	634
Exponent, Inc.	41	3,028
Franklin Covey Co. (a)	16	310
FTI Consulting, Inc. (a)	65	2,779
GP Strategies Corp. (a)	21	610
Heidrick & Struggles International, Inc.	27	671
Hill International, Inc. (a)	65	345
Huron Consulting Group, Inc. (a)	36	1,318
ICF International, Inc. (a)	29	1,557
Insperity, Inc.	29	2,752
Kelly Services, Inc. Class A (non-vtg.)	50	1,316
Kforce, Inc.	40	838
Korn/Ferry International	80	3,346
MISTRAS Group, Inc. (a)	30	630
Navigant Consulting, Inc. (a)	78	1,350
On Assignment, Inc. (a)	84	5,142
Pendrell Corp. (a)	16	104
Resources Connection, Inc.	49	772
RPX Corp.	75	977
TriNet Group, Inc. (a)	66	2,292
TrueBlue, Inc. (a)	62	1,680
WageWorks, Inc. (a)	65	4,144
Willdan Group, Inc. (a)	10	301
		43,017
Road & Rail - 0.8%
ArcBest Corp.	42	1,369
Avis Budget Group, Inc. (a)	122	5,033
Covenant Transport Group, Inc. Class A (a)	21	624
Daseke, Inc. (a)	38	526
Heartland Express, Inc.	78	1,664
Marten Transport Ltd.	63	1,238
Roadrunner Transportation Systems, Inc. (a)	53	466
Saia, Inc. (a)	42	2,722
Schneider National, Inc. Class B	52	1,362
Swift Transporation Co. (a)	205	8,497
Universal Logistics Holdings, Inc.	11	238
Werner Enterprises, Inc.	74	2,638
YRC Worldwide, Inc. (a)	56	754
		27,131
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	75	1,745
Applied Industrial Technologies, Inc.	60	3,819
Beacon Roofing Supply, Inc. (a)	109	6,040
BMC Stock Holdings, Inc. (a)	108	2,317
CAI International, Inc. (a)	24	888
DXP Enterprises, Inc. (a)	26	834
EnviroStar, Inc.	7	187
GATX Corp.	64	3,802
H&E Equipment Services, Inc.	51	1,680
Herc Holdings, Inc. (a)	39	1,890
Huttig Building Products, Inc. (a)	37	249
Kaman Corp.	46	2,573
Lawson Products, Inc. (a)	10	252
MRC Global, Inc. (a)	143	2,452
Nexeo Solutions, Inc. (a)	48	355
Now, Inc. (a)	171	2,141
Rush Enterprises, Inc.:
Class A (a)	47	2,387
Class B (a)	11	523
SiteOne Landscape Supply, Inc. (a)	53	3,366
Textainer Group Holdings Ltd. (a)	45	880
Titan Machinery, Inc. (a)	32	476
Triton International Ltd.	71	2,833
Veritiv Corp. (a)	19	611
Willis Lease Finance Corp. (a)	5	125
		42,425
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc.	28	396

TOTAL INDUSTRIALS		506,525

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.6%
ADTRAN, Inc.	79	1,667
Aerohive Networks, Inc. (a)	57	226
Applied Optoelectronics, Inc. (a)	30	1,222
CalAmp Corp. (a)	59	1,341
Calix Networks, Inc. (a)	76	418
Carvana Co. Class A	19	269
Ciena Corp. (a)	233	4,956
Clearfield, Inc. (a)	20	274
Comtech Telecommunications Corp.	38	817
Digi International, Inc. (a)	45	468
EMCORE Corp. (a)	48	396
Extreme Networks, Inc. (a)	174	2,088
Finisar Corp. (a)	180	4,237
Harmonic, Inc. (a)	141	522
Infinera Corp. (a)	232	1,942
InterDigital, Inc.	57	4,181
KVH Industries, Inc. (a)	30	347
Lumentum Holdings, Inc. (a)	99	6,252
NETGEAR, Inc. (a)	53	2,472
NetScout Systems, Inc. (a)	137	3,891
Oclaro, Inc. (a)	262	2,167
Plantronics, Inc.	54	2,449
Sonus Networks, Inc. (a)	82	640
Ubiquiti Networks, Inc. (a)	37	2,301
ViaSat, Inc. (a)	84	5,468
Viavi Solutions, Inc. (a)	379	3,517
		54,528
Electronic Equipment & Components - 3.1%
Akoustis Technologies, Inc. (a)	16	97
Anixter International, Inc. (a)	48	3,298
AVX Corp.	75	1,413
Badger Meter, Inc.	45	1,971
Bel Fuse, Inc. Class B (non-vtg.)	14	453
Belden, Inc.	69	5,514
Benchmark Electronics, Inc. (a)	80	2,476
Cardtronics PLC (a)	72	1,649
Control4 Corp. (a)	41	1,207
CTS Corp.	54	1,469
Daktronics, Inc.	61	626
Electro Scientific Industries, Inc. (a)	54	966
ePlus, Inc. (a)	21	2,008
Fabrinet (a)	58	2,156
FARO Technologies, Inc. (a)	28	1,450
Fitbit, Inc. (a)	279	1,713
II-VI, Inc. (a)	99	4,475
Insight Enterprises, Inc. (a)	57	2,568
Iteris, Inc. (a)	37	256
Itron, Inc. (a)	54	4,220
KEMET Corp. (a)	74	1,901
Kimball Electronics, Inc. (a)	46	1,012
Knowles Corp. (a)	142	2,352
Littelfuse, Inc.	37	7,733
Maxwell Technologies, Inc. (a)	57	275
Mesa Laboratories, Inc.	5	797
Methode Electronics, Inc. Class A	57	2,673
MicroVision, Inc. (a)	138	305
MTS Systems Corp.	28	1,457
Napco Security Technolgies, Inc. (a)	22	223
Novanta, Inc. (a)	51	2,412
OSI Systems, Inc. (a)	27	2,386
Park Electrochemical Corp.	30	566
PC Connection, Inc.	19	513
PC Mall, Inc. (a)	18	253
Plexus Corp. (a)	55	3,379
RadiSys Corp. (a)	76	100
Rogers Corp. (a)	30	4,562
Sanmina Corp. (a)	123	4,025
ScanSource, Inc. (a)	41	1,761
SYNNEX Corp.	47	6,339
Systemax, Inc.	20	571
Tech Data Corp. (a)	58	5,381
TTM Technologies, Inc. (a)	147	2,320
VeriFone Systems, Inc. (a)	175	3,339
Vishay Intertechnology, Inc.	222	4,940
Vishay Precision Group, Inc. (a)	18	442
		102,002
Internet Software & Services - 3.1%
2U, Inc. (a)	69	4,390
Actua Corp. (a)	53	819
Alarm.com Holdings, Inc. (a)	34	1,587
Amber Road, Inc. (a)	31	231
AppFolio, Inc. (a)	14	643
Apptio, Inc. Class A (a)	37	897
Bankrate, Inc. (a)	74	1,029
Bazaarvoice, Inc. (a)	147	709
Benefitfocus, Inc. (a)	27	740
BlackLine, Inc.	25	888
Blucora, Inc. (a)	69	1,497
Box, Inc. Class A (a)	129	2,832
Brightcove, Inc. (a)	54	432
Carbonite, Inc. (a)	42	953
Care.com, Inc. (a)	24	369
ChannelAdvisor Corp. (a)	45	506
Cimpress NV (a)	41	4,475
Cloudera, Inc.	26	393
CommerceHub, Inc.:
Series A (a)	31	692
Series C (a)	38	811
Cornerstone OnDemand, Inc. (a)	86	3,299
Coupa Software, Inc.	50	1,738
DHI Group, Inc. (a)	68	150
Endurance International Group Holdings, Inc. (a)	98	804
Envestnet, Inc. (a)	71	3,791
Etsy, Inc. (a)	191	3,190
Five9, Inc. (a)	84	2,119
Gogo, Inc. (a)	97	964
GrubHub, Inc. (a)	140	8,543
GTT Communications, Inc. (a)	50	1,823
Hortonworks, Inc. (a)	81	1,337
Instructure, Inc. (a)	32	1,114
Internap Network Services Corp. (a)	129	600
j2 Global, Inc.	77	5,709
Leaf Group Ltd. (a)	17	120
Limelight Networks, Inc. (a)	127	629
Liquidity Services, Inc. (a)	49	279
LivePerson, Inc. (a)	79	1,110
MeetMe, Inc. (a)	115	390
MINDBODY, Inc. (a)	68	2,193
MuleSoft, Inc. Class A	40	936
New Relic, Inc. (a)	51	2,618
NIC, Inc.	104	1,768
Nutanix, Inc. Class A (a)	90	2,565
Okta, Inc.	18	521
Ominto, Inc. (a)	24	77
Q2 Holdings, Inc. (a)	50	2,128
QuinStreet, Inc. (a)	52	463
Quotient Technology, Inc. (a)	118	1,847
Reis, Inc.	17	310
SecureWorks Corp. (a)	10	100
Shutterstock, Inc. (a)	31	1,209
SPS Commerce, Inc. (a)	27	1,327
Stamps.com, Inc. (a)	26	5,834
TechTarget, Inc. (a)	27	336
The Trade Desk, Inc. (a)	38	2,505
TrueCar, Inc. (a)	111	1,796
Tucows, Inc. (a)	15	877
Twilio, Inc. Class A (a)	102	3,259
Veritone, Inc.	4	142
Web.com Group, Inc. (a)	62	1,494
XO Group, Inc. (a)	42	838
Yelp, Inc. (a)	128	5,980
Yext, Inc.	18	207
		103,932
IT Services - 1.8%
Acxiom Corp. (a)	131	3,296
Blackhawk Network Holdings, Inc. (a)	91	3,089
CACI International, Inc. Class A (a)	40	5,750
Cass Information Systems, Inc.	18	1,161
Convergys Corp.	146	3,757
CSG Systems International, Inc.	53	2,244
EPAM Systems, Inc. (a)	81	7,383
Everi Holdings, Inc. (a)	104	862
EVERTEC, Inc.	97	1,455
ExlService Holdings, Inc. (a)	50	3,121
Forrester Research, Inc.	15	656
Hackett Group, Inc.	42	648
Information Services Group, Inc. (a)	47	192
ManTech International Corp. Class A	41	1,903
Maximus, Inc.	105	6,975
MoneyGram International, Inc. (a)	50	778
Perficient, Inc. (a)	57	1,109
Planet Payment, Inc. (a)	57	255
Presidio, Inc.	29	429
Science Applications International Corp.	69	5,060
ServiceSource International, Inc. (a)	114	397
StarTek, Inc. (a)	15	179
Sykes Enterprises, Inc. (a)	63	1,823
Syntel, Inc.	54	1,261
Teletech Holdings, Inc.	24	1,000
Travelport Worldwide Ltd.	195	3,060
Unisys Corp. (a)	84	735
Virtusa Corp. (a)	43	1,641
		60,219
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)	30	1,269
Advanced Energy Industries, Inc. (a)	65	5,507
Alpha & Omega Semiconductor Ltd. (a)	34	627
Ambarella, Inc. (a)	53	2,991
Amkor Technology, Inc. (a)	162	1,874
Axcelis Technologies, Inc. (a)	48	1,579
AXT, Inc. (a)	63	586
Brooks Automation, Inc.	114	3,920
Cabot Microelectronics Corp.	39	3,770
Ceva, Inc. (a)	35	1,691
Cirrus Logic, Inc. (a)	105	5,880
Cohu, Inc.	45	1,161
Cree, Inc. (a)	159	5,676
CyberOptics Corp. (a)	12	173
Diodes, Inc. (a)	61	2,095
DSP Group, Inc. (a)	37	496
Entegris, Inc.	233	7,631
Experi Corp.	78	1,794
FormFactor, Inc. (a)	115	2,093
GSI Technology, Inc. (a)	28	194
Ichor Holdings Ltd.	29	905
Impinj, Inc. (a)	30	1,024
Inphi Corp. (a)	67	2,746
Integrated Device Technology, Inc. (a)	219	6,804
IXYS Corp. (a)	44	1,087
Kopin Corp. (a)	107	376
Lattice Semiconductor Corp. (a)	179	1,047
M/A-COM Technology Solutions Holdings, Inc. (a)	67	2,739
MaxLinear, Inc. Class A (a)	99	2,423
MKS Instruments, Inc.	88	9,561
Monolithic Power Systems, Inc.	65	7,909
Nanometrics, Inc. (a)	40	1,131
NeoPhotonics Corp. (a)	55	287
NVE Corp.	8	681
PDF Solutions, Inc. (a)	47	689
Photronics, Inc. (a)	109	1,057
Pixelworks, Inc. (a)	47	263
Power Integrations, Inc.	45	3,616
Rambus, Inc. (a)	177	2,604
Rudolph Technologies, Inc. (a)	52	1,443
Semtech Corp. (a)	102	4,187
Sigma Designs, Inc. (a)	57	345
Silicon Laboratories, Inc. (a)	69	6,548
SMART Global Holdings, Inc.	34	1,067
SunPower Corp. (a)	97	691
Synaptics, Inc. (a)	55	2,042
Ultra Clean Holdings, Inc. (a)	52	1,327
Veeco Instruments, Inc. (a)	76	1,372
Xcerra Corp. (a)	81	798
		117,776
Software - 3.7%
8x8, Inc. (a)	142	1,896
A10 Networks, Inc. (a)	86	629
ACI Worldwide, Inc. (a)	183	4,407
Agilysys, Inc. (a)	20	245
American Software, Inc. Class A	40	496
Aspen Technology, Inc. (a)	124	8,000
Barracuda Networks, Inc. (a)	40	932
Blackbaud, Inc.	79	8,003
Bottomline Technologies, Inc. (a)	68	2,214
BroadSoft, Inc. (a)	48	2,633
Callidus Software, Inc. (a)	103	2,611
CommVault Systems, Inc. (a)	65	3,383
Digimarc Corp. (a)	17	607
Ebix, Inc.	40	2,718
Ellie Mae, Inc. (a)	56	5,037
Everbridge, Inc. (a)	28	746
Exa Corp. (a)	21	509
Fair Isaac Corp.	50	7,258
Gigamon, Inc. (a)	58	2,233
Glu Mobile, Inc. (a)	170	682
HubSpot, Inc. (a)	54	4,674
Imperva, Inc. (a)	56	2,391
MicroStrategy, Inc. Class A (a)	16	2,116
Mitek Systems, Inc. (a)	46	409
MobileIron, Inc. (a)	79	304
Model N, Inc. (a)	40	582
Monotype Imaging Holdings, Inc.	66	1,521
Park City Group, Inc. (a)	19	210
Paycom Software, Inc. (a)	81	6,658
Paylocity Holding Corp. (a)	43	2,297
Pegasystems, Inc.	57	3,323
Progress Software Corp.	74	3,132
Proofpoint, Inc. (a)	72	6,654
PROS Holdings, Inc. (a)	44	994
QAD, Inc. Class A	18	666
Qualys, Inc. (a)	50	2,645
Rapid7, Inc. (a)	33	597
RealNetworks, Inc. (a)	34	160
RealPage, Inc. (a)	97	4,200
RingCentral, Inc. (a)	103	4,341
Rosetta Stone, Inc. (a)	24	244
Silver Spring Networks, Inc. (a)	71	1,145
Synchronoss Technologies, Inc. (a)	70	793
TeleNav, Inc. (a)	42	271
The Rubicon Project, Inc. (a)	64	228
TiVo Corp.	193	3,503
Upland Software, Inc. (a)	12	264
Varonis Systems, Inc. (a)	28	1,221
Vasco Data Security International, Inc. (a)	54	734
Verint Systems, Inc. (a)	98	4,136
VirnetX Holding Corp. (a)	86	443
Workiva, Inc. (a)	43	961
Zendesk, Inc. (a)	153	4,743
Zix Corp. (a)	78	378
		122,177
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	174	2,154
Avid Technology, Inc. (a)	53	235
Cray, Inc. (a)	67	1,384
Diebold Nixdorf, Inc.	121	2,335
Eastman Kodak Co. (a)	29	155
Electronics for Imaging, Inc. (a)	76	2,345
Immersion Corp. (a)	51	412
Intevac, Inc. (a)	29	244
Pure Storage, Inc. Class A (a)	148	2,432
Quantum Corp. (a)	42	223
Stratasys Ltd. (a)	80	1,802
Super Micro Computer, Inc. (a)	62	1,234
U.S.A. Technologies, Inc. (a)	81	514
		15,469

TOTAL INFORMATION TECHNOLOGY		576,103

MATERIALS - 4.4%
Chemicals - 2.2%
A. Schulman, Inc.	46	1,808
Advanced Emissions Solutions, Inc.	34	408
AdvanSix, Inc. (a)	48	2,221
AgroFresh Solutions, Inc. (a)	40	236
American Vanguard Corp.	47	1,058
Balchem Corp.	52	4,383
Calgon Carbon Corp.	81	1,758
Chase Corp.	12	1,425
Codexis, Inc. (a)	71	437
Core Molding Technologies, Inc.	10	232
Ferro Corp. (a)	139	3,311
Flotek Industries, Inc. (a)	94	462
FutureFuel Corp.	42	638
H.B. Fuller Co.	83	4,720
Hawkins, Inc.	18	686
Ingevity Corp. (a)	67	4,772
Innophos Holdings, Inc.	31	1,517
Innospec, Inc.	38	2,350
Intrepid Potash, Inc. (a)	158	635
KMG Chemicals, Inc.	15	827
Koppers Holdings, Inc. (a)	33	1,602
Kraton Performance Polymers, Inc. (a)	48	2,353
Kronos Worldwide, Inc.	35	921
LSB Industries, Inc. (a)	35	264
Minerals Technologies, Inc.	55	3,955
OMNOVA Solutions, Inc. (a)	73	807
PolyOne Corp.	134	6,173
Quaker Chemical Corp.	20	3,106
Rayonier Advanced Materials, Inc.	71	1,020
Sensient Technologies Corp.	73	5,552
Stepan Co.	33	2,635
Trecora Resources (a)	29	352
Tredegar Corp.	44	851
Trinseo SA	70	4,970
Tronox Ltd. Class A	136	3,600
Valhi, Inc.	54	235
		72,280
Construction Materials - 0.3%
Forterra, Inc.	19	94
Foundation Building Materials, Inc.	21	282
Summit Materials, Inc.	177	5,558
U.S. Concrete, Inc. (a)	26	2,033
United States Lime & Minerals, Inc.	3	273
		8,240
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	38	2,110
Class B	10	629
Myers Industries, Inc.	38	821
UFP Technologies, Inc. (a)	10	309
		3,869
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)	520	2,387
Allegheny Technologies, Inc. (a)	172	4,331
Ampco-Pittsburgh Corp.	14	232
Atkore International Group, Inc. (a)	54	1,043
Carpenter Technology Corp.	73	3,635
Century Aluminum Co. (a)	79	1,106
Cliffs Natural Resources, Inc. (a)	490	2,920
Coeur d'Alene Mines Corp. (a)	288	2,186
Commercial Metals Co.	191	3,721
Compass Minerals International, Inc.	53	3,477
Gold Resource Corp.	73	265
Haynes International, Inc.	21	749
Hecla Mining Co.	647	3,054
Kaiser Aluminum Corp.	28	2,777
Klondex Mines Ltd. (a)	288	832
Materion Corp.	32	1,643
Olympic Steel, Inc.	15	283
Ryerson Holding Corp. (a)	26	229
Schnitzer Steel Industries, Inc. Class A	43	1,266
SunCoke Energy, Inc. (a)	105	1,164
TimkenSteel Corp. (a)	57	798
Worthington Industries, Inc.	74	3,367
		41,465
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	64	2,269
Clearwater Paper Corp. (a)	27	1,246
Deltic Timber Corp.	18	1,667
Kapstone Paper & Packaging Corp.	143	3,212
Louisiana-Pacific Corp. (a)	238	6,469
Neenah Paper, Inc.	27	2,344
P.H. Glatfelter Co.	72	1,509
Schweitzer-Mauduit International, Inc.	49	2,069
Verso Corp. (a)	54	379
		21,164

TOTAL MATERIALS		147,018

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Acadia Realty Trust (SBI)	133	3,744
Agree Realty Corp.	44	2,081
Alexander & Baldwin, Inc.	73	3,303
Alexanders, Inc.	4	1,644
Altisource Residential Corp. Class B	85	907
American Assets Trust, Inc.	65	2,521
Armada Hoffler Properties, Inc.	79	1,127
Ashford Hospitality Prime, Inc.	46	447
Ashford Hospitality Trust, Inc.	135	949
Bluerock Residential Growth (REIT), Inc.	36	406
CareTrust (REIT), Inc.	121	2,287
CatchMark Timber Trust, Inc.	66	845
CBL & Associates Properties, Inc.	270	2,117
Cedar Realty Trust, Inc.	142	772
Chatham Lodging Trust	63	1,370
Chesapeake Lodging Trust	95	2,651
City Office REIT, Inc.	41	535
Clipper Realty, Inc.	21	228
Community Healthcare Trust, Inc.	31	850
CorEnergy Infrastructure Trust, Inc.	21	758
Cousins Properties, Inc.	680	6,134
DiamondRock Hospitality Co.	329	3,573
Easterly Government Properties, Inc.	63	1,268
EastGroup Properties, Inc.	56	5,073
Education Realty Trust, Inc.	115	4,014
Farmland Partners, Inc.	56	468
First Industrial Realty Trust, Inc.	196	6,052
Four Corners Property Trust, Inc.	99	2,443
Franklin Street Properties Corp.	176	1,760
Getty Realty Corp.	52	1,477
Gladstone Commercial Corp.	48	1,040
Global Medical REIT, Inc.	25	212
Global Net Lease, Inc.	107	2,311
Government Properties Income Trust	151	2,744
Gramercy Property Trust	247	7,336
Healthcare Realty Trust, Inc.	201	6,480
Hersha Hospitality Trust	56	991
Independence Realty Trust, Inc.	115	1,167
InfraReit, Inc.	69	1,546
Investors Real Estate Trust	210	1,229
iStar Financial, Inc. (a)	109	1,275
Jernigan Capital, Inc.	22	451
Kite Realty Group Trust	136	2,542
LaSalle Hotel Properties (SBI)	186	5,247
Lexington Corporate Properties Trust	347	3,512
LTC Properties, Inc.	63	2,930
Mack-Cali Realty Corp.	150	3,416
MedEquities Realty Trust, Inc.	42	488
Monmouth Real Estate Investment Corp. Class A	113	1,926
National Health Investors, Inc.	64	4,876
National Storage Affiliates Trust	72	1,785
New Senior Investment Group, Inc.	141	1,261
NexPoint Residential Trust, Inc.	31	736
NorthStar Realty Europe Corp.	91	1,226
One Liberty Properties, Inc.	20	485
Pebblebrook Hotel Trust	113	4,030
Pennsylvania Real Estate Investment Trust (SBI)	115	1,118
Physicians Realty Trust	295	5,127
Potlatch Corp.	67	3,471
Preferred Apartment Communities, Inc. Class A	47	933
PS Business Parks, Inc.	32	4,235
QTS Realty Trust, Inc. Class A	79	4,570
Quality Care Properties, Inc.	150	2,375
RAIT Financial Trust	73	39
Ramco-Gershenson Properties Trust (SBI)	132	1,667
Retail Opportunity Investments Corp.	173	3,111
Rexford Industrial Realty, Inc.	110	3,266
RLJ Lodging Trust	278	6,021
Ryman Hospitality Properties, Inc.	69	4,563
Sabra Health Care REIT, Inc.	287	5,717
Safety Income and Growth, Inc.	14	252
Saul Centers, Inc.	20	1,222
Select Income REIT	103	2,488
Seritage Growth Properties	41	1,686
Stag Industrial, Inc.	153	4,177
Starwood Waypoint Homes	210	7,625
Summit Hotel Properties, Inc.	165	2,609
Sunstone Hotel Investors, Inc.	369	6,022
Terreno Realty Corp.	85	3,121
The GEO Group, Inc.	194	5,034
TIER REIT, Inc.	80	1,566
UMH Properties, Inc.	46	687
Universal Health Realty Income Trust (SBI)	21	1,537
Urban Edge Properties	157	3,683
Urstadt Biddle Properties, Inc. Class A	52	1,130
Washington REIT (SBI)	120	3,863
Whitestone REIT Class B	65	868
WP Glimcher, Inc.	301	2,357
Xenia Hotels & Resorts, Inc.	169	3,677
		222,863
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	19	491
Consolidated-Tomoka Land Co.	7	410
Forestar Group, Inc. (a)	18	320
FRP Holdings, Inc. (a)	10	444
HFF, Inc.	61	2,675
Kennedy-Wilson Holdings, Inc.	190	3,696
Marcus & Millichap, Inc. (a)	27	767
Maui Land & Pineapple, Inc. (a)	11	175
RE/MAX Holdings, Inc.	29	1,929
Redfin Corp.	19	447
Stratus Properties, Inc.	8	238
Tejon Ranch Co. (a)	33	622
The St. Joe Co. (a)	77	1,371
Transcontinental Realty Investors, Inc. (a)	3	89
Trinity Place Holdings, Inc. (a)	32	230
		13,904

TOTAL REAL ESTATE		236,767

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	18	977
Cincinnati Bell, Inc. (a)	70	1,337
Cogent Communications Group, Inc.	67	3,611
Consolidated Communications Holdings, Inc.	107	2,051
Frontier Communications Corp.	127	1,538
General Communications, Inc. Class A (a)	42	1,717
Globalstar, Inc. (a)	750	1,208
Hawaiian Telcom Holdco, Inc. (a)	9	271
IDT Corp. Class B	30	395
Intelsat SA (a)	62	270
Iridium Communications, Inc. (a)	135	1,620
Lumos Networks Corp. (a)	37	665
Ooma, Inc. (a)	23	242
ORBCOMM, Inc. (a)	110	1,244
PDVWireless, Inc. (a)	16	457
Straight Path Communications, Inc. Class B (a)	16	2,904
Vonage Holdings Corp. (a)	330	2,683
WideOpenWest, Inc.	41	524
Windstream Holdings, Inc.	329	619
		24,333
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	58	1,356
Shenandoah Telecommunications Co.	74	2,812
Spok Holdings, Inc.	36	610
		4,778

TOTAL TELECOMMUNICATION SERVICES		29,111

UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	83	6,503
El Paso Electric Co.	63	3,623
Genie Energy Ltd. Class B	15	86
IDACORP, Inc.	81	7,454
MGE Energy, Inc.	56	3,699
Otter Tail Corp.	64	2,941
PNM Resources, Inc.	131	5,685
Portland General Electric Co.	146	6,970
Spark Energy, Inc. Class A,	17	238
		37,199
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	26	2,094
New Jersey Resources Corp.	141	6,267
Northwest Natural Gas Co.	45	2,986
ONE Gas, Inc.	85	6,543
RGC Resources, Inc.	12	349
South Jersey Industries, Inc.	131	4,450
Southwest Gas Holdings, Inc.	75	6,179
Spire, Inc.	77	6,079
WGL Holdings, Inc.	82	7,027
		41,974
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	167	414
Dynegy, Inc. (a)	177	2,204
NRG Yield, Inc.:
Class A	45	826
Class C	121	2,251
Ormat Technologies, Inc.	66	4,285
Pattern Energy Group, Inc.	112	2,584
TerraForm Global, Inc. (a)	121	590
Terraform Power, Inc.	76	1,021
		14,175
Multi-Utilities - 0.5%
Avista Corp.	105	5,485
Black Hills Corp.	87	5,678
NorthWestern Energy Corp.	79	4,683
Unitil Corp.	24	1,248
		17,094
Water Utilities - 0.4%
American States Water Co.	58	3,118
AquaVenture Holdings Ltd.	17	207
Artesian Resources Corp. Class A	13	528
Cadiz, Inc. (a)	36	477
California Water Service Group	78	3,276
Connecticut Water Service, Inc.	18	1,116
Consolidated Water Co., Inc.	24	295
Global Water Resources, Inc.	13	122
Middlesex Water Co.	28	1,217
Pure Cycle Corp. (a)	30	228
Select Energy Services, Inc. Class A	13	212
SJW Corp.	27	1,601
York Water Co.	24	845
		13,242

TOTAL UTILITIES		123,684

TOTAL COMMON STOCKS
(Cost $3,159,327)		3,323,868

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.10% (c)
(Cost $666)	666	666
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,159,993)		3,324,534
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,312
NET ASSETS - 100%		$3,325,846

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120
Total	$120

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$396,319	$396,319	$--	$--
Consumer Staples	87,584	87,584	--	--
Energy	118,874	118,874	--	--
Financials	615,187	614,987	--	200
Health Care	486,696	486,696	--	--
Industrials	506,525	506,525	--	--
Information Technology	576,103	576,103	--	--
Materials	147,018	147,018	--	--
Real Estate	236,767	236,767	--	--
Telecommunication Services	29,111	29,111	--	--
Utilities	123,684	123,684	--	--
Money Market Funds	666	666	--	--
Total Investments in Securities:	$3,324,534	$3,324,334	$--	$200

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,159,327)	$3,323,868
Fidelity Central Funds (cost $666)	666
Total Investment in Securities (cost $3,159,993)		$3,324,534
Cash		830
Receivable for fund shares sold		83
Dividends receivable		871
Total assets		3,326,318
Liabilities
Payable for investments purchased	$472
Total liabilities		472
Net Assets		$3,325,846
Net Assets consist of:
Paid in capital		$3,144,177
Undistributed net investment income		11,939
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,189
Net unrealized appreciation (depreciation) on investments		164,541
Net Assets, for 298,238 shares outstanding		$3,325,846
Net Asset Value, offering price and redemption price per share ($3,325,846 ÷ 298,238 shares)		$11.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$10,607
Income from Fidelity Central Funds		120
Total income		10,727
Expenses
Independent trustees' fees and expenses	$2
Miscellaneous	2
Total expenses before reductions	4
Expense reductions	(1)	3
Net investment income (loss)		10,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,086
Foreign currency transactions	(1)
Total net realized gain (loss)		5,085
Change in net unrealized appreciation (depreciation) on investment securities		146,988
Net gain (loss)		152,073
Net increase (decrease) in net assets resulting from operations		$162,797

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period March 9, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,724	$1,209
Net realized gain (loss)	5,085	110
Change in net unrealized appreciation (depreciation)	146,988	17,553
Net increase (decrease) in net assets resulting from operations	162,797	18,872
Share transactions
Proceeds from sales of shares	2,750,309	600,000
Cost of shares redeemed	(206,132)	–
Net increase (decrease) in net assets resulting from share transactions	2,544,177	600,000
Total increase (decrease) in net assets	2,706,974	618,872
Net Assets
Beginning of period	618,872	–
End of period	$3,325,846	$618,872
Other Information
Undistributed net investment income end of period	$11,939	$1,215
Shares
Sold	257,382	60,000
Redeemed	(19,144)	–
Net increase (decrease)	238,238	60,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Index Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.02
Net realized and unrealized gain (loss)	.77	.29
Total from investment operations	.84	.31
Net asset value, end of period	$11.15	$10.31
Total ReturnC,D	8.15%	3.10%
Ratios to Average Net AssetsE,F
Expenses before reductionsG,H	-%	-%
Expenses net of fee waivers, if anyG,H	-%	-%
Expenses net of all reductionsG,H	-%	-%
Net investment income (loss)G	1.24%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$3,326	$619
Portfolio turnover rateI	27%G	2%J

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$286,985
Gross unrealized depreciation	(129,359)
Net unrealized appreciation (depreciation)	$157,626
Tax cost	$3,166,908

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,830,436 and $231,295, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	- %-C	$1,000.00	$1,081.50	$-
Hypothetical-D		$1,000.00	$1,025.21	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with an affiliate of Fidelity Management & Research Company (FMR) for the fund to decrease the sub-advisory fees paid to the sub-adviser (Amended Contract). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family. At its January 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations.

The Board noted that the fund is available through a new bundled fee offering for plans that are recordkept by Fidelity Investments. The Board considered that, while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee and the sub-advisers receive compensation from FMR. The Board noted at its January 2017 meeting that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Because the Board was approving an arrangement with the sub-adviser under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contracts are fair and reasonable, and that the Amended Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZAP-SANN-1217
1.9881630.100

Fidelity® Large Cap Value Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.0	2.7
JPMorgan Chase & Co.	2.9	2.8
Exxon Mobil Corp.	2.9	3.0
Johnson & Johnson	2.6	2.5
Bank of America Corp.	2.2	2.1
Wells Fargo & Co.	2.1	2.2
Chevron Corp.	1.8	1.8
Intel Corp.	1.8	1.4
Procter & Gamble Co.	1.7	2.0
Pfizer, Inc.	1.7	1.7
	22.7

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	26.0
Health Care	13.6	10.8
Energy	10.7	11.7
Information Technology	8.6	10.0
Consumer Staples	8.3	8.4
Industrials	8.3	10.1
Consumer Discretionary	6.7	4.5
Utilities	6.3	6.3
Real Estate	4.8	4.6
Materials	2.9	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.5%

As of April 30, 2017*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 5.9%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.2%
Adient PLC	6,008	$506,835
BorgWarner, Inc.	12,958	683,146
Gentex Corp.	6,468	125,544
Lear Corp.	743	130,463
The Goodyear Tire & Rubber Co.	16,226	496,353
		1,942,341
Automobiles - 0.9%
Ford Motor Co.	254,423	3,121,770
General Motors Co.	85,681	3,682,569
Harley-Davidson, Inc. (a)	3,040	143,914
		6,948,253
Distributors - 0.2%
Genuine Parts Co.	5,769	508,999
LKQ Corp. (b)	17,552	661,535
		1,170,534
Diversified Consumer Services - 0.1%
Graham Holdings Co.	264	146,903
H&R Block, Inc.	10,978	271,596
		418,499
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	9,195	401,730
Carnival Corp.	26,121	1,734,173
Extended Stay America, Inc. unit	4,775	94,641
Hilton, Inc.	1,578	114,058
Hyatt Hotels Corp. Class A (b)	3,093	193,807
International Game Technology PLC	6,479	152,257
MGM Mirage, Inc.	30,459	954,890
Norwegian Cruise Line Holdings Ltd. (b)	11,488	640,456
Royal Caribbean Cruises Ltd.	11,160	1,381,273
U.S. Foods Holding Corp. (b)	11,517	314,184
Yum China Holdings, Inc.	3,190	128,717
		6,110,186
Household Durables - 0.7%
CalAtlantic Group, Inc.	5,897	290,958
D.R. Horton, Inc.	10,339	457,087
Garmin Ltd.	7,601	430,293
Leggett & Platt, Inc. (a)	1,601	75,663
Lennar Corp.:
Class A	12,662	704,894
Class B	723	34,668
Mohawk Industries, Inc. (b)	3,731	976,627
Newell Brands, Inc.	31,048	1,266,137
PulteGroup, Inc.	13,477	407,410
Tempur Sealy International, Inc. (a)(b)	1,647	107,664
Toll Brothers, Inc.	5,781	266,157
Whirlpool Corp.	4,242	695,391
		5,712,949
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	2,980	137,378
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	5,213	296,932
Series A (b)	11,332	257,463
TripAdvisor, Inc. (a)(b)	3,496	131,100
		822,873
Leisure Products - 0.1%
Brunswick Corp.	1,135	57,488
Hasbro, Inc.	1,703	157,681
Mattel, Inc. (a)	18,326	258,763
		473,932
Media - 2.2%
Charter Communications, Inc. Class A (b)	4,070	1,360,072
Cinemark Holdings, Inc.	6,575	238,936
Comcast Corp. Class A	23,070	831,212
Discovery Communications, Inc.:
Class A (b)	11,394	215,119
Class C (non-vtg.) (b)	13,284	236,588
DISH Network Corp. Class A (b)	3,411	165,570
Interpublic Group of Companies, Inc.	3,615	69,589
John Wiley & Sons, Inc. Class A	2,740	149,741
Liberty Broadband Corp.:
Class A (b)	1,818	156,730
Class C (b)	6,555	572,186
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	11,362	433,347
Liberty Media Class A (b)	2,372	86,341
Liberty SiriusXM Series A (b)	5,291	220,688
Liberty SiriusXM Series C (b)	11,737	488,846
Lions Gate Entertainment Corp.:
Class A (b)	958	27,801
Class B	2,345	64,863
News Corp.:
Class A	23,907	326,570
Class B	7,573	105,265
Regal Entertainment Group Class A (a)	5,072	82,927
Scripps Networks Interactive, Inc. Class A	2,413	200,955
Sirius XM Holdings, Inc. (a)	3,951	21,493
Tegna, Inc.	13,816	168,970
The Madison Square Garden Co. (b)	1,178	262,329
The Walt Disney Co.	32,254	3,154,764
Time Warner, Inc.	50,126	4,926,885
Tribune Media Co. Class A	4,840	198,101
Twenty-First Century Fox, Inc.:
Class A	62,923	1,645,436
Class B	28,587	727,539
Viacom, Inc.:
Class A (a)	1,111	33,386
Class B (non-vtg.)	22,095	530,943
		17,703,192
Multiline Retail - 0.5%
Dollar General Corp.	10,966	886,491
Dollar Tree, Inc. (b)	900	82,125
Kohl's Corp. (a)	11,038	460,947
Macy's, Inc.	21,121	396,230
Target Corp.	35,729	2,109,440
		3,935,233
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	3,422	279,714
AutoNation, Inc. (a)(b)	4,077	193,250
AutoZone, Inc. (b)	249	146,786
Bed Bath & Beyond, Inc.	8,889	176,891
Best Buy Co., Inc.	17,077	955,970
Burlington Stores, Inc. (b)	1,791	168,157
Dick's Sporting Goods, Inc.	974	23,834
Foot Locker, Inc.	8,073	242,836
GameStop Corp. Class A	6,134	114,644
Gap, Inc.	14,664	381,117
L Brands, Inc. (a)	12,856	553,322
Michaels Companies, Inc. (b)	1,377	26,741
Murphy U.S.A., Inc. (b)	2,151	159,948
Penske Automotive Group, Inc.	2,338	108,998
Sally Beauty Holdings, Inc. (b)	5,246	90,808
Signet Jewelers Ltd. (a)	4,518	296,245
Tiffany & Co., Inc.	7,100	664,702
Urban Outfitters, Inc. (b)	5,465	134,002
Williams-Sonoma, Inc. (a)	4,618	238,289
		4,956,254
Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (b)	8,850	431,969
PVH Corp.	4,915	623,271
Ralph Lauren Corp.	3,606	322,485
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	5,074	161,962
Tapestry, Inc.	15,140	619,983
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,568	32,151
Class C (non-vtg.) (a)(b)	3,216	37,080
VF Corp.	5,205	362,528
		2,591,429

TOTAL CONSUMER DISCRETIONARY		52,785,675

CONSUMER STAPLES - 8.3%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	664	38,067
Class B (non-vtg.)	518	29,536
Molson Coors Brewing Co. Class B	11,050	893,614
PepsiCo, Inc.	12,039	1,327,059
The Coca-Cola Co.	62,431	2,870,577
		5,158,853
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	2,355	269,812
CVS Health Corp.	65,958	4,520,102
Kroger Co.	26,882	556,457
Rite Aid Corp. (a)(b)	33,227	54,825
Wal-Mart Stores, Inc.	94,706	8,268,781
Walgreens Boots Alliance, Inc.	49,263	3,264,659
		16,934,636
Food Products - 2.0%
Archer Daniels Midland Co.	35,330	1,443,937
Bunge Ltd.	9,047	622,253
Campbell Soup Co. (a)	3,909	185,169
ConAgra Foods, Inc.	26,237	896,256
Flowers Foods, Inc.	11,235	213,802
General Mills, Inc.	10,561	548,327
Hormel Foods Corp.	17,829	555,552
Ingredion, Inc.	4,534	568,337
Kellogg Co.	1,530	95,671
Lamb Weston Holdings, Inc.	7,090	361,519
Mondelez International, Inc.	95,580	3,959,879
Pilgrim's Pride Corp. (b)	298	9,470
Pinnacle Foods, Inc.	7,817	425,401
Post Holdings, Inc. (b)	4,152	344,325
Seaboard Corp.	18	79,202
The Hain Celestial Group, Inc. (b)	6,799	244,900
The Hershey Co.	950	100,871
The J.M. Smucker Co.	6,993	741,608
The Kraft Heinz Co.	39,139	3,026,619
TreeHouse Foods, Inc. (b)	2,394	158,914
Tyson Foods, Inc. Class A	18,043	1,315,515
		15,897,527
Household Products - 2.2%
Clorox Co.	1,113	140,828
Colgate-Palmolive Co.	46,936	3,306,641
Kimberly-Clark Corp.	3,404	382,984
Procter & Gamble Co.	157,736	13,618,926
		17,449,379
Personal Products - 0.1%
Coty, Inc. Class A	30,712	472,965
Edgewell Personal Care Co. (b)	3,825	248,357
Nu Skin Enterprises, Inc. Class A	2,250	143,123
		864,445
Tobacco - 1.2%
Philip Morris International, Inc.	91,712	9,596,744

TOTAL CONSUMER STAPLES		65,901,584

ENERGY - 10.7%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	27,294	857,850
Halliburton Co.	18,534	792,143
Helmerich & Payne, Inc. (a)	6,838	371,372
Nabors Industries Ltd.	16,377	92,203
National Oilwell Varco, Inc.	24,913	851,775
Oceaneering International, Inc.	6,313	127,649
Patterson-UTI Energy, Inc.	12,849	254,153
RPC, Inc. (a)	240	5,834
Schlumberger Ltd.	90,819	5,812,416
Transocean Ltd. (United States) (a)(b)	24,321	255,371
Weatherford International PLC (a)	54,159	187,932
		9,608,698
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	36,503	1,802,153
Andeavor	10,118	1,074,936
Antero Resources Corp. (b)	7,469	144,899
Apache Corp.	23,292	963,590
Cabot Oil & Gas Corp.	8,940	247,638
Centennial Resource Development, Inc. Class A (a)	7,453	144,812
Cheniere Energy, Inc. (b)	4,308	201,356
Chesapeake Energy Corp. (a)(b)	53,027	206,805
Chevron Corp.	123,006	14,255,165
Cimarex Energy Co.	329	38,470
Concho Resources, Inc. (b)	9,856	1,322,774
ConocoPhillips Co.	78,908	4,036,144
CONSOL Energy, Inc.	15,119	243,869
Continental Resources, Inc. (b)	3,081	125,428
Devon Energy Corp.	31,649	1,167,848
Diamondback Energy, Inc. (b)	4,773	511,475
Energen Corp. (b)	6,116	316,197
EOG Resources, Inc.	34,018	3,397,378
EQT Corp.	11,143	696,883
Extraction Oil & Gas, Inc. (a)	7,568	120,710
Exxon Mobil Corp.	275,584	22,969,926
Gulfport Energy Corp. (b)	8,624	118,149
Hess Corp.	18,756	828,265
HollyFrontier Corp.	11,580	427,881
Kinder Morgan, Inc.	124,790	2,259,947
Kosmos Energy Ltd. (b)	14,037	107,804
Marathon Oil Corp.	55,130	783,949
Marathon Petroleum Corp.	32,547	1,944,358
Murphy Oil Corp.	10,936	292,538
Noble Energy, Inc.	31,217	870,018
Occidental Petroleum Corp.	49,524	3,197,765
Parsley Energy, Inc. Class A (b)	5,040	134,064
PBF Energy, Inc. Class A (a)	7,193	208,381
Phillips 66 Co.	28,196	2,568,092
Pioneer Natural Resources Co.	10,992	1,645,173
QEP Resources, Inc. (b)	15,207	136,103
Range Resources Corp. (a)	14,086	255,097
Rice Energy, Inc. (b)	4,904	139,028
RSP Permian, Inc. (b)	4,497	154,742
SM Energy Co.	6,448	137,536
Southwestern Energy Co. (b)	31,515	174,908
Targa Resources Corp.	13,933	578,220
The Williams Companies, Inc.	45,924	1,308,834
Valero Energy Corp.	28,887	2,278,895
Whiting Petroleum Corp. (b)	21,202	127,424
World Fuel Services Corp.	4,086	113,591
WPX Energy, Inc. (b)	24,831	280,094
		75,059,312

TOTAL ENERGY		84,668,010

FINANCIALS - 26.5%
Banks - 12.6%
Associated Banc-Corp.	10,916	276,175
Bank of America Corp.	642,387	17,594,980
Bank of Hawaii Corp.	3,328	271,598
Bank of the Ozarks, Inc.	4,428	206,433
BankUnited, Inc.	6,308	219,834
BB&T Corp.	51,597	2,540,636
BOK Financial Corp.	1,650	142,676
CIT Group, Inc.	8,714	406,247
Citigroup, Inc.	176,184	12,949,524
Citizens Financial Group, Inc.	31,897	1,212,405
Comerica, Inc.	11,417	897,034
Commerce Bancshares, Inc.	5,736	333,606
Cullen/Frost Bankers, Inc.	3,753	369,671
East West Bancorp, Inc.	8,928	534,252
Fifth Third Bancorp	47,740	1,379,686
First Hawaiian, Inc.	4,128	120,703
First Horizon National Corp.	13,997	262,724
First Republic Bank	1,926	187,592
FNB Corp., Pennsylvania	20,064	270,663
Huntington Bancshares, Inc.	69,333	956,795
JPMorgan Chase & Co.	230,107	23,151,065
KeyCorp	69,708	1,272,171
M&T Bank Corp.	9,179	1,530,782
PacWest Bancorp	8,739	422,268
Peoples United Financial, Inc.	25,644	478,517
Pinnacle Financial Partners, Inc.	3,424	226,669
PNC Financial Services Group, Inc.	31,272	4,277,697
Popular, Inc.	5,920	217,146
Prosperity Bancshares, Inc.	4,014	264,041
Regions Financial Corp.	78,722	1,218,617
Signature Bank (b)	1,503	195,405
SunTrust Banks, Inc.	30,780	1,853,264
SVB Financial Group (b)	821	180,029
Synovus Financial Corp.	8,577	401,832
TCF Financial Corp.	10,501	191,328
U.S. Bancorp	101,732	5,532,186
Webster Financial Corp.	6,214	341,708
Wells Fargo & Co.	292,294	16,409,385
Western Alliance Bancorp. (b)	2,763	154,175
Zions Bancorporation	13,212	613,830
		100,065,349
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	3,556	663,194
Ameriprise Financial, Inc.	872	136,503
Bank of New York Mellon Corp.	65,524	3,371,210
BGC Partners, Inc. Class A	11,573	175,562
BlackRock, Inc. Class A	8,055	3,792,536
Brighthouse Financial, Inc.	5,376	334,280
Charles Schwab Corp.	15,427	691,747
CME Group, Inc.	21,926	3,007,589
E*TRADE Financial Corp. (b)	17,748	773,635
Federated Investors, Inc. Class B (non-vtg.)	4,000	124,280
Franklin Resources, Inc.	21,697	914,095
Goldman Sachs Group, Inc.	23,811	5,773,691
Interactive Brokers Group, Inc.	4,225	228,235
IntercontinentalExchange, Inc.	19,913	1,316,249
Invesco Ltd.	22,103	791,066
Lazard Ltd. Class A	618	29,380
Legg Mason, Inc.	3,677	140,388
Morgan Stanley	85,496	4,274,800
Morningstar, Inc.	578	49,251
Northern Trust Corp.	13,656	1,277,109
Raymond James Financial, Inc.	6,136	520,210
State Street Corp.	23,131	2,128,052
T. Rowe Price Group, Inc.	12,955	1,203,520
TD Ameritrade Holding Corp.	1,694	84,683
The NASDAQ OMX Group, Inc.	7,513	545,819
		32,347,084
Consumer Finance - 1.5%
Ally Financial, Inc.	29,405	768,353
American Express Co.	48,616	4,643,800
Capital One Financial Corp.	28,981	2,671,469
Credit Acceptance Corp. (b)	56	16,057
Discover Financial Services	24,510	1,630,650
Navient Corp.	16,935	211,010
OneMain Holdings, Inc. (b)	3,398	107,954
Santander Consumer U.S.A. Holdings, Inc.	8,550	142,272
SLM Corp. (b)	26,015	275,499
Synchrony Financial	51,220	1,670,796
		12,137,860
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (b)	125,268	23,417,590
Leucadia National Corp.	15,436	390,531
Voya Financial, Inc.	10,558	424,009
		24,232,130
Insurance - 4.8%
AFLAC, Inc.	24,997	2,096,998
Alleghany Corp. (b)	1,006	569,617
Allstate Corp.	17,304	1,624,153
American Financial Group, Inc.	4,305	454,134
American International Group, Inc.	51,088	3,300,796
American National Insurance Co.	853	103,836
Arch Capital Group Ltd. (b)	7,420	739,329
Arthur J. Gallagher & Co.	3,248	205,696
Aspen Insurance Holdings Ltd.	2,449	105,062
Assurant, Inc.	2,565	258,167
Assured Guaranty Ltd.	7,088	262,965
Athene Holding Ltd.	6,875	358,394
Axis Capital Holdings Ltd.	4,916	267,381
Brown & Brown, Inc.	7,171	357,403
Chubb Ltd.	29,981	4,521,734
Cincinnati Financial Corp.	10,321	724,225
CNA Financial Corp.	1,604	86,825
Erie Indemnity Co. Class A	554	66,923
Everest Re Group Ltd.	2,594	615,945
First American Financial Corp.	6,580	358,084
FNF Group	16,746	626,635
Hanover Insurance Group, Inc.	2,650	260,707
Hartford Financial Services Group, Inc.	25,168	1,385,498
Lincoln National Corp.	14,612	1,107,297
Loews Corp.	17,319	857,464
Markel Corp. (b)	850	921,655
Mercury General Corp.	1,738	97,276
MetLife, Inc.	58,369	3,127,411
Old Republic International Corp.	14,452	293,231
Principal Financial Group, Inc.	17,532	1,154,482
ProAssurance Corp.	3,179	178,183
Prudential Financial, Inc.	27,958	3,088,241
Reinsurance Group of America, Inc.	4,456	665,637
RenaissanceRe Holdings Ltd.	2,416	334,278
The Travelers Companies, Inc.	18,049	2,390,590
Torchmark Corp.	7,864	661,598
Unum Group	14,183	738,083
Validus Holdings Ltd.	5,023	261,598
W.R. Berkley Corp.	6,622	454,137
White Mountains Insurance Group Ltd.	256	227,622
Willis Group Holdings PLC	8,022	1,292,184
XL Group Ltd.	10,484	424,287
		37,625,761
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	23,394	470,921
Annaly Capital Management, Inc.	74,545	854,286
Chimera Investment Corp.	11,582	211,951
MFA Financial, Inc.	28,939	238,457
New Residential Investment Corp.	20,053	353,534
Starwood Property Trust, Inc.	16,625	357,604
Two Harbors Investment Corp.	20,049	196,480
		2,683,233
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	29,690	372,906
TFS Financial Corp.	4,953	76,375
		449,281

TOTAL FINANCIALS		209,540,698

HEALTH CARE - 13.6%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (b)	161	10,347
Alexion Pharmaceuticals, Inc. (b)	2,615	312,911
Alnylam Pharmaceuticals, Inc. (b)	631	76,881
Amgen, Inc.	33,923	5,943,988
Biogen, Inc. (b)	824	256,808
Gilead Sciences, Inc.	24,005	1,799,415
Intrexon Corp. (a)(b)	751	12,279
Juno Therapeutics, Inc. (b)	4,188	188,083
Opko Health, Inc. (a)(b)	18,577	125,023
United Therapeutics Corp. (b)	2,841	336,914
		9,062,649
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	110,571	5,996,265
Baxter International, Inc.	28,989	1,868,921
Danaher Corp.	39,499	3,644,573
Dentsply Sirona, Inc.	14,787	903,042
Hill-Rom Holdings, Inc.	217	17,514
Hologic, Inc. (b)	7,894	298,788
Medtronic PLC	82,368	6,632,271
Steris PLC	5,494	512,755
Teleflex, Inc.	2,431	576,098
The Cooper Companies, Inc.	688	165,299
Zimmer Biomet Holdings, Inc.	13,195	1,604,776
		22,220,302
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	5,018	157,364
Aetna, Inc.	14,455	2,457,784
Anthem, Inc.	17,146	3,587,115
Brookdale Senior Living, Inc. (b)	11,082	111,152
Cardinal Health, Inc.	20,841	1,290,058
Centene Corp. (b)	9,493	889,209
Cigna Corp.	1,968	388,129
DaVita HealthCare Partners, Inc. (b)	9,866	599,261
Envision Healthcare Corp.	7,546	321,460
Express Scripts Holding Co. (b)	34,832	2,134,853
HCA Holdings, Inc. (b)	18,391	1,391,279
Humana, Inc.	494	126,143
Laboratory Corp. of America Holdings (b)	6,702	1,030,164
LifePoint Hospitals, Inc. (b)	2,059	99,141
McKesson Corp.	12,266	1,691,236
MEDNAX, Inc. (b)	6,052	265,017
Patterson Companies, Inc.	4,502	166,574
Premier, Inc. (b)	1,877	61,322
Quest Diagnostics, Inc.	8,947	839,050
Universal Health Services, Inc. Class B	5,457	560,434
Wellcare Health Plans, Inc. (b)	182	35,989
		18,202,734
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	15,896	1,081,405
Bio-Rad Laboratories, Inc. Class A (b)	1,363	299,574
Bruker Corp.	3,975	124,815
PerkinElmer, Inc.	5,807	419,962
QIAGEN NV (b)	9,591	324,751
Quintiles Transnational Holdings, Inc. (b)	2,920	315,652
Thermo Fisher Scientific, Inc.	14,141	2,740,950
VWR Corp. (b)	5,144	170,266
		5,477,375
Pharmaceuticals - 6.7%
Akorn, Inc. (b)	235	7,654
Allergan PLC	21,916	3,884,173
Bristol-Myers Squibb Co.	53,983	3,328,592
Endo International PLC (b)	13,572	86,589
Johnson & Johnson	148,452	20,695,693
Mallinckrodt PLC (b)	6,130	194,137
Merck & Co., Inc.	168,335	9,273,575
Mylan N.V. (b)	34,479	1,231,245
Perrigo Co. PLC	8,581	694,975
Pfizer, Inc.	384,930	13,495,646
		52,892,279

TOTAL HEALTH CARE		107,855,339

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
Arconic, Inc.	25,501	640,585
General Dynamics Corp.	9,940	2,017,621
Hexcel Corp.	1,889	114,643
Huntington Ingalls Industries, Inc.	463	107,800
L3 Technologies, Inc.	5,018	939,269
Lockheed Martin Corp.	1,567	482,887
Orbital ATK, Inc.	3,725	495,164
Raytheon Co.	11,837	2,133,027
Spirit AeroSystems Holdings, Inc. Class A	7,713	617,811
Teledyne Technologies, Inc. (b)	2,379	404,335
Textron, Inc.	17,139	903,911
United Technologies Corp.	48,660	5,827,522
		14,684,575
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	3,514	205,147
XPO Logistics, Inc. (a)(b)	1,979	137,244
		342,391
Airlines - 0.6%
Alaska Air Group, Inc.	1,219	80,491
American Airlines Group, Inc.	16,168	756,986
Copa Holdings SA Class A	1,890	232,829
Delta Air Lines, Inc.	43,884	2,195,517
JetBlue Airways Corp. (b)	20,976	401,690
Spirit Airlines, Inc. (b)	4,616	171,207
United Continental Holdings, Inc. (b)	17,913	1,047,552
		4,886,272
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	546	36,069
Johnson Controls International PLC	60,434	2,501,363
Lennox International, Inc.	145	27,714
Masco Corp.	7,297	290,567
Owens Corning	7,415	613,146
USG Corp. (b)	5,283	181,365
		3,650,224
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (b)	799	42,754
Pitney Bowes, Inc.	11,345	155,880
Republic Services, Inc.	15,673	1,019,842
Stericycle, Inc. (b)	5,442	385,566
Waste Management, Inc.	5,017	412,247
		2,016,289
Construction & Engineering - 0.2%
AECOM (b)	10,328	362,100
Fluor Corp.	9,222	397,376
Jacobs Engineering Group, Inc.	7,907	460,266
Quanta Services, Inc. (b)	6,661	251,320
Valmont Industries, Inc.	1,318	209,430
		1,680,492
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	826	138,107
AMETEK, Inc.	12,281	828,845
Eaton Corp. PLC	28,850	2,308,577
Emerson Electric Co.	35,708	2,301,738
Fortive Corp.	1,737	125,516
Hubbell, Inc. Class B	1,176	147,964
Regal Beloit Corp.	2,760	223,974
Sensata Technologies Holding BV (b)	5,389	263,576
		6,338,297
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	4,029	442,505
General Electric Co.	467,162	9,417,986
Honeywell International, Inc.	20,373	2,936,972
ITT, Inc.	5,979	278,861
Roper Technologies, Inc.	419	108,173
		13,184,497
Machinery - 1.4%
AGCO Corp.	4,203	288,200
Caterpillar, Inc.	3,493	474,349
Colfax Corp. (b)	5,475	228,362
Crane Co.	3,165	263,075
Cummins, Inc.	7,006	1,239,221
Donaldson Co., Inc.	525	24,785
Dover Corp.	9,041	863,325
Flowserve Corp.	8,441	371,995
IDEX Corp.	271	34,745
Ingersoll-Rand PLC	8,309	736,177
Oshkosh Corp.	4,928	451,208
PACCAR, Inc.	22,001	1,578,132
Parker Hannifin Corp.	1,258	229,723
Pentair PLC	10,827	762,870
Snap-On, Inc.	3,279	517,361
Stanley Black & Decker, Inc.	8,831	1,426,648
Terex Corp.	5,510	259,576
Timken Co.	4,290	202,274
Trinity Industries, Inc.	9,436	306,859
Wabtec Corp. (a)	3,632	277,848
Xylem, Inc.	5,652	376,028
		10,912,761
Marine - 0.0%
Kirby Corp. (b)	3,473	246,062
Professional Services - 0.3%
Dun & Bradstreet Corp.	1,502	175,479
IHS Markit Ltd. (b)	10,595	451,453
Manpower, Inc.	4,416	544,404
Nielsen Holdings PLC	22,944	850,534
		2,021,870
Road & Rail - 0.6%
AMERCO	294	115,436
CSX Corp.	5,645	284,677
Genesee & Wyoming, Inc. Class A (b)	3,978	285,541
Kansas City Southern	6,749	703,381
Norfolk Southern Corp.	19,048	2,503,288
Old Dominion Freight Lines, Inc.	1,494	180,968
Ryder System, Inc.	3,312	268,537
Union Pacific Corp.	4,776	553,013
		4,894,841
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	5,654	245,666
MSC Industrial Direct Co., Inc. Class A	1,825	151,293
W.W. Grainger, Inc.	157	31,039
WESCO International, Inc. (b)	3,386	213,826
		641,824
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	4,931	342,951

TOTAL INDUSTRIALS		65,843,346

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.8%
Arris International PLC (b)	11,067	315,410
Brocade Communications Systems, Inc.	25,229	293,918
Cisco Systems, Inc.	326,600	11,153,390
CommScope Holding Co., Inc. (b)	5,955	191,394
EchoStar Holding Corp. Class A (b)	3,271	183,012
Harris Corp.	5,778	804,991
Juniper Networks, Inc.	24,028	596,615
Motorola Solutions, Inc.	9,751	882,856
		14,421,586
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	5,812	485,825
Avnet, Inc.	8,403	334,439
Corning, Inc.	54,085	1,693,401
Dolby Laboratories, Inc. Class A	3,650	211,481
FLIR Systems, Inc.	4,061	190,136
Jabil, Inc.	11,683	330,395
Keysight Technologies, Inc. (b)	11,791	526,704
National Instruments Corp.	1,758	79,110
Trimble, Inc. (b)	3,104	126,892
		3,978,383
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	11,116	580,811
eBay, Inc. (b)	64,598	2,431,469
LogMeIn, Inc.	1,252	151,555
Twitter, Inc. (b)	40,132	827,522
Zillow Group, Inc.:
Class A (b)	1,388	57,338
Class C (a)(b)	1,867	77,070
		4,125,765
IT Services - 0.7%
Amdocs Ltd.	9,246	601,915
Booz Allen Hamilton Holding Corp. Class A	445	16,817
Conduent, Inc.	11,379	176,147
CoreLogic, Inc. (b)	2,279	106,885
DST Systems, Inc.	3,733	218,828
Fidelity National Information Services, Inc.	9,134	847,270
IBM Corp.	17,424	2,684,341
Leidos Holdings, Inc.	8,957	559,992
Sabre Corp.	2,351	45,986
Teradata Corp. (b)	7,734	258,702
WEX, Inc. (b)	610	75,390
		5,592,273
Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp.	19,145	303,640
First Solar, Inc. (b)	5,273	289,066
Intel Corp.	306,308	13,933,951
Marvell Technology Group Ltd.	26,416	487,904
Micron Technology, Inc. (b)	16,791	744,009
Microsemi Corp. (b)	1,477	78,827
NXP Semiconductors NV (b)	9,448	1,105,888
ON Semiconductor Corp. (b)	1,204	25,669
Qorvo, Inc. (b)	3,973	301,193
Qualcomm, Inc.	96,270	4,910,733
Teradyne, Inc.	686	29,423
Versum Materials, Inc.	6,689	281,473
Xilinx, Inc.	893	65,805
		22,557,581
Software - 1.5%
Autodesk, Inc. (b)	2,370	296,155
CA Technologies, Inc.	20,561	665,765
FireEye, Inc. (a)(b)	11,784	199,385
Guidewire Software, Inc. (b)	2,802	224,104
Nuance Communications, Inc. (b)	19,142	282,153
Oracle Corp.	171,980	8,753,782
SS&C Technologies Holdings, Inc.	710	28,542
Synopsys, Inc. (b)	9,016	780,064
Zynga, Inc. (b)	47,724	186,124
		11,416,074
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	107,937	1,502,483
HP, Inc.	109,347	2,356,428
NetApp, Inc.	2,541	112,871
Western Digital Corp.	16,200	1,446,174
Xerox Corp.	14,382	435,918
		5,853,874

TOTAL INFORMATION TECHNOLOGY		67,945,536

MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	13,757	2,193,279
Albemarle Corp. U.S.	5,954	838,859
Ashland Global Holdings, Inc.	4,192	284,972
Cabot Corp.	3,775	230,124
Celanese Corp. Class A	3,480	362,999
CF Industries Holdings, Inc.	15,236	578,663
DowDuPont, Inc.	78,918	5,706,561
Eastman Chemical Co.	10,040	911,732
Huntsman Corp.	6,505	208,290
LyondellBasell Industries NV Class A	11,744	1,215,856
NewMarket Corp.	26	10,410
Olin Corp.	10,858	396,643
Platform Specialty Products Corp. (b)	7,105	76,024
PPG Industries, Inc.	1,068	124,144
Praxair, Inc.	2,286	334,030
RPM International, Inc.	568	30,291
The Mosaic Co.	23,168	517,573
The Scotts Miracle-Gro Co. Class A	176	17,533
Valvoline, Inc.	12,785	307,096
Westlake Chemical Corp.	1,207	102,486
		14,447,565
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	373	80,885
Vulcan Materials Co.	783	95,330
		176,215
Containers & Packaging - 0.4%
Aptargroup, Inc.	3,012	262,255
Ardagh Group SA	447	9,584
Avery Dennison Corp.	255	27,073
Ball Corp.	10,110	434,022
Bemis Co., Inc.	5,766	259,585
Crown Holdings, Inc. (b)	2,328	140,076
Graphic Packaging Holding Co.	5,696	88,231
International Paper Co.	2,370	135,730
Owens-Illinois, Inc. (b)	2,492	59,534
Sealed Air Corp.	6,135	271,351
Sonoco Products Co.	6,391	330,990
WestRock Co.	16,147	990,296
		3,008,727
Metals & Mining - 0.7%
Alcoa Corp.	12,024	574,507
Freeport-McMoRan, Inc. (b)	70,713	988,568
Newmont Mining Corp.	34,398	1,243,832
Nucor Corp.	20,791	1,202,344
Reliance Steel & Aluminum Co.	4,890	375,748
Royal Gold, Inc.	2,626	220,873
Southern Copper Corp.	452	19,413
Steel Dynamics, Inc.	13,096	487,302
Tahoe Resources, Inc.	20,386	97,814
United States Steel Corp. (a)	11,246	284,749
		5,495,150
Paper & Forest Products - 0.0%
Domtar Corp.	4,370	206,788

TOTAL MATERIALS		23,334,445

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	5,853	725,538
American Campus Communities, Inc.	8,791	365,530
American Homes 4 Rent Class A	15,549	330,883
Apartment Investment & Management Co. Class A	9,983	439,052
Apple Hospitality (REIT), Inc.	14,384	272,433
AvalonBay Communities, Inc.	8,827	1,600,600
Boston Properties, Inc.	8,484	1,028,091
Brandywine Realty Trust (SBI)	12,264	214,497
Brixmor Property Group, Inc.	20,431	356,930
Camden Property Trust (SBI)	5,966	544,338
Colony NorthStar, Inc.	34,324	421,499
Columbia Property Trust, Inc.	7,813	172,511
Corporate Office Properties Trust (SBI)	6,479	206,874
Corrections Corp. of America	7,816	192,743
CubeSmart	3,482	94,780
CyrusOne, Inc.	545	33,458
DCT Industrial Trust, Inc.	6,098	353,806
DDR Corp.	20,012	153,492
Digital Realty Trust, Inc.	3,053	361,597
Douglas Emmett, Inc.	1,401	55,746
Duke Realty Corp.	22,839	650,455
Empire State Realty Trust, Inc.	8,638	173,192
EPR Properties	4,444	307,436
Equity Commonwealth (b)	7,554	226,998
Equity Residential (SBI)	22,870	1,538,236
Essex Property Trust, Inc.	4,238	1,112,178
Extra Space Storage, Inc.	1,112	90,728
Federal Realty Investment Trust (SBI)	2,955	356,137
Forest City Realty Trust, Inc. Class A	16,458	405,361
Gaming & Leisure Properties	9,163	334,816
General Growth Properties, Inc.	40,373	785,659
HCP, Inc.	30,479	787,577
Healthcare Trust of America, Inc.	12,978	389,989
Highwoods Properties, Inc. (SBI)	6,573	335,552
Hospitality Properties Trust (SBI)	10,656	304,548
Host Hotels & Resorts, Inc.	47,522	929,530
Hudson Pacific Properties, Inc.	8,628	291,799
Invitation Homes, Inc.	6,280	141,740
Iron Mountain, Inc.	2,017	80,680
JBG SMITH Properties	5,129	160,076
Kilroy Realty Corp.	6,441	458,792
Kimco Realty Corp.	26,667	484,273
Lamar Advertising Co. Class A	453	31,909
Liberty Property Trust (SBI)	9,520	408,218
Life Storage, Inc.	3,074	248,441
Medical Properties Trust, Inc.	23,592	312,122
Mid-America Apartment Communities, Inc.	7,374	754,729
National Retail Properties, Inc.	9,738	391,273
Omega Healthcare Investors, Inc.	12,620	364,213
Outfront Media, Inc.	7,979	187,108
Paramount Group, Inc.	14,590	232,273
Park Hotels & Resorts, Inc.	9,217	265,357
Piedmont Office Realty Trust, Inc. Class A	8,976	173,596
Prologis, Inc.	33,939	2,191,781
Rayonier, Inc.	7,780	233,244
Realty Income Corp.	17,734	951,784
Regency Centers Corp.	9,783	602,144
Retail Properties America, Inc.	15,910	194,420
Senior Housing Properties Trust (SBI)	14,786	272,062
Simon Property Group, Inc.	1,872	290,778
SL Green Realty Corp.	6,271	600,009
Spirit Realty Capital, Inc.	33,380	277,388
Store Capital Corp.	10,895	268,998
Sun Communities, Inc.	5,269	475,580
Tanger Factory Outlet Centers, Inc.	5,220	118,755
Taubman Centers, Inc.	1,784	84,240
The Macerich Co.	8,703	475,184
UDR, Inc.	16,725	648,763
Uniti Group, Inc. (a)	11,010	192,675
Ventas, Inc.	22,912	1,437,728
VEREIT, Inc.	62,491	493,054
Vornado Realty Trust	11,091	830,272
Weingarten Realty Investors (SBI)	7,461	227,187
Welltower, Inc.	23,686	1,586,015
Weyerhaeuser Co.	48,316	1,735,028
WP Carey, Inc.	7,032	479,231
		36,305,709
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	10,478	411,995
Howard Hughes Corp. (b)	2,306	294,315
Jones Lang LaSalle, Inc.	2,900	375,521
Realogy Holdings Corp.	8,716	281,788
		1,363,619

TOTAL REAL ESTATE		37,669,328

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	399,437	13,441,055
CenturyLink, Inc. (a)	63,238	1,200,890
Verizon Communications, Inc.	132,298	6,333,105
		20,975,050
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	41,981	274,556
T-Mobile U.S., Inc. (b)	7,413	443,075
Telephone & Data Systems, Inc.	6,690	195,014
U.S. Cellular Corp. (b)	721	26,381
		939,026

TOTAL TELECOMMUNICATION SERVICES		21,914,076

UTILITIES - 6.3%
Electric Utilities - 3.8%
Alliant Energy Corp.	14,897	644,444
American Electric Power Co., Inc.	32,122	2,390,198
Duke Energy Corp.	45,198	3,991,435
Edison International	20,639	1,650,088
Entergy Corp.	11,637	1,003,808
Eversource Energy	20,434	1,279,986
Exelon Corp.	62,496	2,512,964
FirstEnergy Corp.	28,861	950,970
Great Plains Energy, Inc.	14,366	471,636
Hawaiian Electric Industries, Inc.	7,466	272,210
NextEra Energy, Inc.	30,238	4,689,007
OGE Energy Corp.	12,728	468,900
PG&E Corp.	33,405	1,929,807
Pinnacle West Capital Corp.	7,654	671,332
PPL Corp.	44,630	1,676,303
Southern Co.	64,585	3,371,337
Vistra Energy Corp.	15,247	296,402
Westar Energy, Inc.	8,931	477,630
Xcel Energy, Inc.	32,681	1,618,363
		30,366,820
Gas Utilities - 0.2%
Atmos Energy Corp.	6,783	591,749
National Fuel Gas Co.	5,095	295,765
UGI Corp.	10,872	520,334
		1,407,848
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	24,550	366,777
NRG Energy, Inc.	15,435	385,875
The AES Corp.	43,293	460,205
		1,212,857
Multi-Utilities - 2.0%
Ameren Corp.	15,912	986,385
Avangrid, Inc.	3,422	177,020
CenterPoint Energy, Inc.	28,385	839,628
CMS Energy Corp.	18,389	889,476
Consolidated Edison, Inc.	19,755	1,699,918
Dominion Resources, Inc.	41,527	3,369,501
DTE Energy Co.	11,643	1,286,086
MDU Resources Group, Inc.	12,873	352,077
NiSource, Inc.	21,576	568,959
Public Service Enterprise Group, Inc.	32,475	1,597,770
SCANA Corp.	8,315	358,709
Sempra Energy	16,329	1,918,658
Vectren Corp.	5,219	355,623
WEC Energy Group, Inc.	20,541	1,384,258
		15,784,068
Water Utilities - 0.2%
American Water Works Co., Inc.	11,525	1,011,434
Aqua America, Inc.	10,834	384,390
		1,395,824

TOTAL UTILITIES		50,167,417

TOTAL COMMON STOCKS
(Cost $746,545,377)		787,625,454

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.10% (c)	4,648,113	4,649,043
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,757,220	6,757,896
TOTAL MONEY MARKET FUNDS
(Cost $11,406,939)		11,406,939
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $757,952,316)		799,032,393
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(7,193,439)
NET ASSETS - 100%		$791,838,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	Dec. 2017	$3,730,415	$104,706	$104,706

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,832
Fidelity Securities Lending Cash Central Fund	12,670
Total	$61,502

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,706	$0
Total Equity Risk	104,706	0
Total Value of Derivatives	$104,706	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,610,300) — See accompanying schedule: Unaffiliated issuers (cost $746,545,377)	$787,625,454
Fidelity Central Funds (cost $11,406,939)	11,406,939
Total Investment in Securities (cost $757,952,316)		$799,032,393
Segregated cash with brokers for derivative instruments		175,499
Receivable for fund shares sold		2,495,463
Dividends receivable		804,692
Distributions receivable from Fidelity Central Funds		16,201
Receivable for daily variation margin on futures contracts		8,173
Total assets		802,532,421
Liabilities
Payable for investments purchased	$3,505,849
Payable for fund shares redeemed	401,539
Accrued management fee	22,219
Other affiliated payables	5,610
Collateral on securities loaned	6,758,250
Total liabilities		10,693,467
Net Assets		$791,838,954
Net Assets consist of:
Paid in capital		$742,052,523
Undistributed net investment income		7,224,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,376,718
Net unrealized appreciation (depreciation) on investments		41,184,783
Net Assets		$791,838,954
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,957,309 ÷ 334,268 shares)		$11.84
Premium Class:
Net Asset Value, offering price and redemption price per share ($336,163,134 ÷ 28,379,982 shares)		$11.85
Institutional Class:
Net Asset Value, offering price and redemption price per share ($283,924,760 ÷ 23,968,716 shares)		$11.85
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($167,793,751 ÷ 14,164,753 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$7,327,234
Interest		299
Income from Fidelity Central Funds		61,502
Total income		7,389,035
Expenses
Management fee	$125,858
Transfer agent fees	34,689
Independent trustees' fees and expenses	989
Miscellaneous	811
Total expenses before reductions	162,347
Expense reductions	(227)	162,120
Net investment income (loss)		7,226,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,142,857
Fidelity Central Funds	(167)
Foreign currency transactions	(32)
Futures contracts	271,157
Total net realized gain (loss)		3,413,815
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,021,008
Futures contracts	110,133
Total change in net unrealized appreciation (depreciation)		22,131,141
Net gain (loss)		25,544,956
Net increase (decrease) in net assets resulting from operations		$32,771,871

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,226,915	$3,609,475
Net realized gain (loss)	3,413,815	(1,580,505)
Change in net unrealized appreciation (depreciation)	22,131,141	19,053,642
Net increase (decrease) in net assets resulting from operations	32,771,871	21,082,612
Distributions to shareholders from net investment income	(2,468,506)	(1,136,207)
Distributions to shareholders from net realized gain	(463,516)	–
Total distributions	(2,932,022)	(1,136,207)
Share transactions - net increase (decrease)	360,565,160	381,487,540
Total increase (decrease) in net assets	390,405,009	401,433,945
Net Assets
Beginning of period	401,433,945	–
End of period	$791,838,954	$401,433,945
Other Information
Undistributed net investment income end of period	$7,224,930	$2,466,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.22
Net realized and unrealized gain (loss)	.49	1.11
Total from investment operations	.62	1.33
Distributions from net investment income	(.05)	(.05)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.05)
Net asset value, end of period	$11.84	$11.28
Total ReturnC,D	5.48%	13.28%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.19%	.21%
Expenses net of fee waivers, if anyG	.19%	.21%
Expenses net of all reductionsG	.19%	.21%
Net investment income (loss)G	2.25%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$3,957	$2,520
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.24
Net realized and unrealized gain (loss)	.48	1.11
Total from investment operations	.62	1.35
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.06)
Net asset value, end of period	$11.85	$11.29
Total ReturnC,D	5.54%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.06%	.07%
Expenses net of fee waivers, if anyG	.06%	.07%
Expenses net of all reductionsG	.06%	.07%
Net investment income (loss)G	2.38%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$336,163	$228,016
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.24
Net realized and unrealized gain (loss)	.48	1.11
Total from investment operations	.62	1.35
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.06)
Net asset value, end of period	$11.85	$11.29
Total ReturnC,D	5.54%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.05%	.06%
Expenses net of fee waivers, if anyG	.05%	.06%
Expenses net of all reductionsG	.05%	.06%
Net investment income (loss)G	2.39%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$283,925	$168,469
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.23
Net realized and unrealized gain (loss)	.48	1.12
Total from investment operations	.62	1.35
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.06)
Net asset value, end of period	$11.85	$11.29
Total ReturnC,D	5.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.04%	.05%
Expenses net of fee waivers, if anyG	.04%	.05%
Expenses net of all reductionsG	.04%	.05%
Net investment income (loss)G	2.40%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$167,794	$2,429
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholder.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, future contracts, partnerships and losses due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,228,621
Gross unrealized depreciation	(29,010,411)
Net unrealized appreciation (depreciation)	$38,218,210
Tax cost	$760,918,889

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $443,306,329 and $74,699,975, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .042% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01%, of class-level average net assets respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,389.146
Premium Class	22,804.017
Institutional Class	9,496.008
	$34,689

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,670.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $227.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017(a)
From net investment income
Investor Class	$11,635	$6,249
Premium Class	1,099,685	664,453
Institutional Class	1,353,318	461,499
Institutional Premium Class	3,868	4,006
Total	$2,468,506	$1,136,207
From net realized gain
Investor Class	$2,529	$–
Premium Class	207,410	–
Institutional Class	252,861	–
Institutional Premium Class	716	–
Total	$463,516	$–

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017(a)	Six months ended October 31, 2017	Year ended April 30, 2017(a)
Investor Class
Shares sold	403,234	950,127	$4,641,846	$10,175,400
Reinvestment of distributions	1,214	553	13,856	6,116
Shares redeemed	(293,569)	(727,291)	(3,368,020)	(7,821,910)
Net increase (decrease)	110,879	223,389	$1,287,682	$2,359,606
Premium Class
Shares sold	11,707,417	26,041,126	$136,607,910	$281,492,716
Reinvestment of distributions	109,957	56,111	1,254,612	620,583
Shares redeemed	(3,637,788)	(5,896,841)	(41,828,652)	(66,092,508)
Net increase (decrease)	8,179,586	20,200,396	$96,033,870	$216,020,791
Institutional Class
Shares sold	20,432,192	16,471,333	$233,061,354	$177,908,644
Reinvestment of distributions	115,194	24,263	1,314,362	268,345
Shares redeemed	(11,503,025)	(1,571,241)	(131,082,935)	(17,403,942)
Net increase (decrease)	9,044,361	14,924,355	$103,292,781	$160,773,047
Institutional Premium Class
Shares sold	14,317,636	215,112	$164,215,945	$2,332,876
Reinvestment of distributions	402	362	4,584	4,006
Shares redeemed	(368,509)	(250)	(4,269,702)	(2,786)
Net increase (decrease)	13,949,529	215,224	$159,950,827	$2,334,096

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Investor Class	.19%
Actual		$1,000.00	$1,054.80	$.98
Hypothetical-C		$1,000.00	$1,024.25	$.97
Premium Class	.06%
Actual		$1,000.00	$1,055.40	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,055.40	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Premium Class	.04%
Actual		$1,000.00	$1,055.50	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Large Cap Value Index Fund

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that lowered the fund's management fee rate from 0.05% to 0.035%.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.04% effective August 1, 2017); Institutional Premium Class: 0.05% (0.035% effective August 1, 2017); Investor Class: 0.21% (0.17% effective August 1, 2017); and Premium Class: 0.07% (0.05% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC2-I-SANN-1217
1.9879610.101

Fidelity® Large Cap Value Index Fund Investor Class and Premium Class Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.0	2.7
JPMorgan Chase & Co.	2.9	2.8
Exxon Mobil Corp.	2.9	3.0
Johnson & Johnson	2.6	2.5
Bank of America Corp.	2.2	2.1
Wells Fargo & Co.	2.1	2.2
Chevron Corp.	1.8	1.8
Intel Corp.	1.8	1.4
Procter & Gamble Co.	1.7	2.0
Pfizer, Inc.	1.7	1.7
	22.7

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	26.0
Health Care	13.6	10.8
Energy	10.7	11.7
Information Technology	8.6	10.0
Consumer Staples	8.3	8.4
Industrials	8.3	10.1
Consumer Discretionary	6.7	4.5
Utilities	6.3	6.3
Real Estate	4.8	4.6
Materials	2.9	2.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.5%

As of April 30, 2017*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 5.9%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.2%
Adient PLC	6,008	$506,835
BorgWarner, Inc.	12,958	683,146
Gentex Corp.	6,468	125,544
Lear Corp.	743	130,463
The Goodyear Tire & Rubber Co.	16,226	496,353
		1,942,341
Automobiles - 0.9%
Ford Motor Co.	254,423	3,121,770
General Motors Co.	85,681	3,682,569
Harley-Davidson, Inc. (a)	3,040	143,914
		6,948,253
Distributors - 0.2%
Genuine Parts Co.	5,769	508,999
LKQ Corp. (b)	17,552	661,535
		1,170,534
Diversified Consumer Services - 0.1%
Graham Holdings Co.	264	146,903
H&R Block, Inc.	10,978	271,596
		418,499
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	9,195	401,730
Carnival Corp.	26,121	1,734,173
Extended Stay America, Inc. unit	4,775	94,641
Hilton, Inc.	1,578	114,058
Hyatt Hotels Corp. Class A (b)	3,093	193,807
International Game Technology PLC	6,479	152,257
MGM Mirage, Inc.	30,459	954,890
Norwegian Cruise Line Holdings Ltd. (b)	11,488	640,456
Royal Caribbean Cruises Ltd.	11,160	1,381,273
U.S. Foods Holding Corp. (b)	11,517	314,184
Yum China Holdings, Inc.	3,190	128,717
		6,110,186
Household Durables - 0.7%
CalAtlantic Group, Inc.	5,897	290,958
D.R. Horton, Inc.	10,339	457,087
Garmin Ltd.	7,601	430,293
Leggett & Platt, Inc. (a)	1,601	75,663
Lennar Corp.:
Class A	12,662	704,894
Class B	723	34,668
Mohawk Industries, Inc. (b)	3,731	976,627
Newell Brands, Inc.	31,048	1,266,137
PulteGroup, Inc.	13,477	407,410
Tempur Sealy International, Inc. (a)(b)	1,647	107,664
Toll Brothers, Inc.	5,781	266,157
Whirlpool Corp.	4,242	695,391
		5,712,949
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	2,980	137,378
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	5,213	296,932
Series A (b)	11,332	257,463
TripAdvisor, Inc. (a)(b)	3,496	131,100
		822,873
Leisure Products - 0.1%
Brunswick Corp.	1,135	57,488
Hasbro, Inc.	1,703	157,681
Mattel, Inc. (a)	18,326	258,763
		473,932
Media - 2.2%
Charter Communications, Inc. Class A (b)	4,070	1,360,072
Cinemark Holdings, Inc.	6,575	238,936
Comcast Corp. Class A	23,070	831,212
Discovery Communications, Inc.:
Class A (b)	11,394	215,119
Class C (non-vtg.) (b)	13,284	236,588
DISH Network Corp. Class A (b)	3,411	165,570
Interpublic Group of Companies, Inc.	3,615	69,589
John Wiley & Sons, Inc. Class A	2,740	149,741
Liberty Broadband Corp.:
Class A (b)	1,818	156,730
Class C (b)	6,555	572,186
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	11,362	433,347
Liberty Media Class A (b)	2,372	86,341
Liberty SiriusXM Series A (b)	5,291	220,688
Liberty SiriusXM Series C (b)	11,737	488,846
Lions Gate Entertainment Corp.:
Class A (b)	958	27,801
Class B	2,345	64,863
News Corp.:
Class A	23,907	326,570
Class B	7,573	105,265
Regal Entertainment Group Class A (a)	5,072	82,927
Scripps Networks Interactive, Inc. Class A	2,413	200,955
Sirius XM Holdings, Inc. (a)	3,951	21,493
Tegna, Inc.	13,816	168,970
The Madison Square Garden Co. (b)	1,178	262,329
The Walt Disney Co.	32,254	3,154,764
Time Warner, Inc.	50,126	4,926,885
Tribune Media Co. Class A	4,840	198,101
Twenty-First Century Fox, Inc.:
Class A	62,923	1,645,436
Class B	28,587	727,539
Viacom, Inc.:
Class A (a)	1,111	33,386
Class B (non-vtg.)	22,095	530,943
		17,703,192
Multiline Retail - 0.5%
Dollar General Corp.	10,966	886,491
Dollar Tree, Inc. (b)	900	82,125
Kohl's Corp. (a)	11,038	460,947
Macy's, Inc.	21,121	396,230
Target Corp.	35,729	2,109,440
		3,935,233
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	3,422	279,714
AutoNation, Inc. (a)(b)	4,077	193,250
AutoZone, Inc. (b)	249	146,786
Bed Bath & Beyond, Inc.	8,889	176,891
Best Buy Co., Inc.	17,077	955,970
Burlington Stores, Inc. (b)	1,791	168,157
Dick's Sporting Goods, Inc.	974	23,834
Foot Locker, Inc.	8,073	242,836
GameStop Corp. Class A	6,134	114,644
Gap, Inc.	14,664	381,117
L Brands, Inc. (a)	12,856	553,322
Michaels Companies, Inc. (b)	1,377	26,741
Murphy U.S.A., Inc. (b)	2,151	159,948
Penske Automotive Group, Inc.	2,338	108,998
Sally Beauty Holdings, Inc. (b)	5,246	90,808
Signet Jewelers Ltd. (a)	4,518	296,245
Tiffany & Co., Inc.	7,100	664,702
Urban Outfitters, Inc. (b)	5,465	134,002
Williams-Sonoma, Inc. (a)	4,618	238,289
		4,956,254
Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (b)	8,850	431,969
PVH Corp.	4,915	623,271
Ralph Lauren Corp.	3,606	322,485
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	5,074	161,962
Tapestry, Inc.	15,140	619,983
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	2,568	32,151
Class C (non-vtg.) (a)(b)	3,216	37,080
VF Corp.	5,205	362,528
		2,591,429

TOTAL CONSUMER DISCRETIONARY		52,785,675

CONSUMER STAPLES - 8.3%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	664	38,067
Class B (non-vtg.)	518	29,536
Molson Coors Brewing Co. Class B	11,050	893,614
PepsiCo, Inc.	12,039	1,327,059
The Coca-Cola Co.	62,431	2,870,577
		5,158,853
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	2,355	269,812
CVS Health Corp.	65,958	4,520,102
Kroger Co.	26,882	556,457
Rite Aid Corp. (a)(b)	33,227	54,825
Wal-Mart Stores, Inc.	94,706	8,268,781
Walgreens Boots Alliance, Inc.	49,263	3,264,659
		16,934,636
Food Products - 2.0%
Archer Daniels Midland Co.	35,330	1,443,937
Bunge Ltd.	9,047	622,253
Campbell Soup Co. (a)	3,909	185,169
ConAgra Foods, Inc.	26,237	896,256
Flowers Foods, Inc.	11,235	213,802
General Mills, Inc.	10,561	548,327
Hormel Foods Corp.	17,829	555,552
Ingredion, Inc.	4,534	568,337
Kellogg Co.	1,530	95,671
Lamb Weston Holdings, Inc.	7,090	361,519
Mondelez International, Inc.	95,580	3,959,879
Pilgrim's Pride Corp. (b)	298	9,470
Pinnacle Foods, Inc.	7,817	425,401
Post Holdings, Inc. (b)	4,152	344,325
Seaboard Corp.	18	79,202
The Hain Celestial Group, Inc. (b)	6,799	244,900
The Hershey Co.	950	100,871
The J.M. Smucker Co.	6,993	741,608
The Kraft Heinz Co.	39,139	3,026,619
TreeHouse Foods, Inc. (b)	2,394	158,914
Tyson Foods, Inc. Class A	18,043	1,315,515
		15,897,527
Household Products - 2.2%
Clorox Co.	1,113	140,828
Colgate-Palmolive Co.	46,936	3,306,641
Kimberly-Clark Corp.	3,404	382,984
Procter & Gamble Co.	157,736	13,618,926
		17,449,379
Personal Products - 0.1%
Coty, Inc. Class A	30,712	472,965
Edgewell Personal Care Co. (b)	3,825	248,357
Nu Skin Enterprises, Inc. Class A	2,250	143,123
		864,445
Tobacco - 1.2%
Philip Morris International, Inc.	91,712	9,596,744

TOTAL CONSUMER STAPLES		65,901,584

ENERGY - 10.7%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	27,294	857,850
Halliburton Co.	18,534	792,143
Helmerich & Payne, Inc. (a)	6,838	371,372
Nabors Industries Ltd.	16,377	92,203
National Oilwell Varco, Inc.	24,913	851,775
Oceaneering International, Inc.	6,313	127,649
Patterson-UTI Energy, Inc.	12,849	254,153
RPC, Inc. (a)	240	5,834
Schlumberger Ltd.	90,819	5,812,416
Transocean Ltd. (United States) (a)(b)	24,321	255,371
Weatherford International PLC (a)	54,159	187,932
		9,608,698
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	36,503	1,802,153
Andeavor	10,118	1,074,936
Antero Resources Corp. (b)	7,469	144,899
Apache Corp.	23,292	963,590
Cabot Oil & Gas Corp.	8,940	247,638
Centennial Resource Development, Inc. Class A (a)	7,453	144,812
Cheniere Energy, Inc. (b)	4,308	201,356
Chesapeake Energy Corp. (a)(b)	53,027	206,805
Chevron Corp.	123,006	14,255,165
Cimarex Energy Co.	329	38,470
Concho Resources, Inc. (b)	9,856	1,322,774
ConocoPhillips Co.	78,908	4,036,144
CONSOL Energy, Inc.	15,119	243,869
Continental Resources, Inc. (b)	3,081	125,428
Devon Energy Corp.	31,649	1,167,848
Diamondback Energy, Inc. (b)	4,773	511,475
Energen Corp. (b)	6,116	316,197
EOG Resources, Inc.	34,018	3,397,378
EQT Corp.	11,143	696,883
Extraction Oil & Gas, Inc. (a)	7,568	120,710
Exxon Mobil Corp.	275,584	22,969,926
Gulfport Energy Corp. (b)	8,624	118,149
Hess Corp.	18,756	828,265
HollyFrontier Corp.	11,580	427,881
Kinder Morgan, Inc.	124,790	2,259,947
Kosmos Energy Ltd. (b)	14,037	107,804
Marathon Oil Corp.	55,130	783,949
Marathon Petroleum Corp.	32,547	1,944,358
Murphy Oil Corp.	10,936	292,538
Noble Energy, Inc.	31,217	870,018
Occidental Petroleum Corp.	49,524	3,197,765
Parsley Energy, Inc. Class A (b)	5,040	134,064
PBF Energy, Inc. Class A (a)	7,193	208,381
Phillips 66 Co.	28,196	2,568,092
Pioneer Natural Resources Co.	10,992	1,645,173
QEP Resources, Inc. (b)	15,207	136,103
Range Resources Corp. (a)	14,086	255,097
Rice Energy, Inc. (b)	4,904	139,028
RSP Permian, Inc. (b)	4,497	154,742
SM Energy Co.	6,448	137,536
Southwestern Energy Co. (b)	31,515	174,908
Targa Resources Corp.	13,933	578,220
The Williams Companies, Inc.	45,924	1,308,834
Valero Energy Corp.	28,887	2,278,895
Whiting Petroleum Corp. (b)	21,202	127,424
World Fuel Services Corp.	4,086	113,591
WPX Energy, Inc. (b)	24,831	280,094
		75,059,312

TOTAL ENERGY		84,668,010

FINANCIALS - 26.5%
Banks - 12.6%
Associated Banc-Corp.	10,916	276,175
Bank of America Corp.	642,387	17,594,980
Bank of Hawaii Corp.	3,328	271,598
Bank of the Ozarks, Inc.	4,428	206,433
BankUnited, Inc.	6,308	219,834
BB&T Corp.	51,597	2,540,636
BOK Financial Corp.	1,650	142,676
CIT Group, Inc.	8,714	406,247
Citigroup, Inc.	176,184	12,949,524
Citizens Financial Group, Inc.	31,897	1,212,405
Comerica, Inc.	11,417	897,034
Commerce Bancshares, Inc.	5,736	333,606
Cullen/Frost Bankers, Inc.	3,753	369,671
East West Bancorp, Inc.	8,928	534,252
Fifth Third Bancorp	47,740	1,379,686
First Hawaiian, Inc.	4,128	120,703
First Horizon National Corp.	13,997	262,724
First Republic Bank	1,926	187,592
FNB Corp., Pennsylvania	20,064	270,663
Huntington Bancshares, Inc.	69,333	956,795
JPMorgan Chase & Co.	230,107	23,151,065
KeyCorp	69,708	1,272,171
M&T Bank Corp.	9,179	1,530,782
PacWest Bancorp	8,739	422,268
Peoples United Financial, Inc.	25,644	478,517
Pinnacle Financial Partners, Inc.	3,424	226,669
PNC Financial Services Group, Inc.	31,272	4,277,697
Popular, Inc.	5,920	217,146
Prosperity Bancshares, Inc.	4,014	264,041
Regions Financial Corp.	78,722	1,218,617
Signature Bank (b)	1,503	195,405
SunTrust Banks, Inc.	30,780	1,853,264
SVB Financial Group (b)	821	180,029
Synovus Financial Corp.	8,577	401,832
TCF Financial Corp.	10,501	191,328
U.S. Bancorp	101,732	5,532,186
Webster Financial Corp.	6,214	341,708
Wells Fargo & Co.	292,294	16,409,385
Western Alliance Bancorp. (b)	2,763	154,175
Zions Bancorporation	13,212	613,830
		100,065,349
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	3,556	663,194
Ameriprise Financial, Inc.	872	136,503
Bank of New York Mellon Corp.	65,524	3,371,210
BGC Partners, Inc. Class A	11,573	175,562
BlackRock, Inc. Class A	8,055	3,792,536
Brighthouse Financial, Inc.	5,376	334,280
Charles Schwab Corp.	15,427	691,747
CME Group, Inc.	21,926	3,007,589
E*TRADE Financial Corp. (b)	17,748	773,635
Federated Investors, Inc. Class B (non-vtg.)	4,000	124,280
Franklin Resources, Inc.	21,697	914,095
Goldman Sachs Group, Inc.	23,811	5,773,691
Interactive Brokers Group, Inc.	4,225	228,235
IntercontinentalExchange, Inc.	19,913	1,316,249
Invesco Ltd.	22,103	791,066
Lazard Ltd. Class A	618	29,380
Legg Mason, Inc.	3,677	140,388
Morgan Stanley	85,496	4,274,800
Morningstar, Inc.	578	49,251
Northern Trust Corp.	13,656	1,277,109
Raymond James Financial, Inc.	6,136	520,210
State Street Corp.	23,131	2,128,052
T. Rowe Price Group, Inc.	12,955	1,203,520
TD Ameritrade Holding Corp.	1,694	84,683
The NASDAQ OMX Group, Inc.	7,513	545,819
		32,347,084
Consumer Finance - 1.5%
Ally Financial, Inc.	29,405	768,353
American Express Co.	48,616	4,643,800
Capital One Financial Corp.	28,981	2,671,469
Credit Acceptance Corp. (b)	56	16,057
Discover Financial Services	24,510	1,630,650
Navient Corp.	16,935	211,010
OneMain Holdings, Inc. (b)	3,398	107,954
Santander Consumer U.S.A. Holdings, Inc.	8,550	142,272
SLM Corp. (b)	26,015	275,499
Synchrony Financial	51,220	1,670,796
		12,137,860
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (b)	125,268	23,417,590
Leucadia National Corp.	15,436	390,531
Voya Financial, Inc.	10,558	424,009
		24,232,130
Insurance - 4.8%
AFLAC, Inc.	24,997	2,096,998
Alleghany Corp. (b)	1,006	569,617
Allstate Corp.	17,304	1,624,153
American Financial Group, Inc.	4,305	454,134
American International Group, Inc.	51,088	3,300,796
American National Insurance Co.	853	103,836
Arch Capital Group Ltd. (b)	7,420	739,329
Arthur J. Gallagher & Co.	3,248	205,696
Aspen Insurance Holdings Ltd.	2,449	105,062
Assurant, Inc.	2,565	258,167
Assured Guaranty Ltd.	7,088	262,965
Athene Holding Ltd.	6,875	358,394
Axis Capital Holdings Ltd.	4,916	267,381
Brown & Brown, Inc.	7,171	357,403
Chubb Ltd.	29,981	4,521,734
Cincinnati Financial Corp.	10,321	724,225
CNA Financial Corp.	1,604	86,825
Erie Indemnity Co. Class A	554	66,923
Everest Re Group Ltd.	2,594	615,945
First American Financial Corp.	6,580	358,084
FNF Group	16,746	626,635
Hanover Insurance Group, Inc.	2,650	260,707
Hartford Financial Services Group, Inc.	25,168	1,385,498
Lincoln National Corp.	14,612	1,107,297
Loews Corp.	17,319	857,464
Markel Corp. (b)	850	921,655
Mercury General Corp.	1,738	97,276
MetLife, Inc.	58,369	3,127,411
Old Republic International Corp.	14,452	293,231
Principal Financial Group, Inc.	17,532	1,154,482
ProAssurance Corp.	3,179	178,183
Prudential Financial, Inc.	27,958	3,088,241
Reinsurance Group of America, Inc.	4,456	665,637
RenaissanceRe Holdings Ltd.	2,416	334,278
The Travelers Companies, Inc.	18,049	2,390,590
Torchmark Corp.	7,864	661,598
Unum Group	14,183	738,083
Validus Holdings Ltd.	5,023	261,598
W.R. Berkley Corp.	6,622	454,137
White Mountains Insurance Group Ltd.	256	227,622
Willis Group Holdings PLC	8,022	1,292,184
XL Group Ltd.	10,484	424,287
		37,625,761
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	23,394	470,921
Annaly Capital Management, Inc.	74,545	854,286
Chimera Investment Corp.	11,582	211,951
MFA Financial, Inc.	28,939	238,457
New Residential Investment Corp.	20,053	353,534
Starwood Property Trust, Inc.	16,625	357,604
Two Harbors Investment Corp.	20,049	196,480
		2,683,233
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	29,690	372,906
TFS Financial Corp.	4,953	76,375
		449,281

TOTAL FINANCIALS		209,540,698

HEALTH CARE - 13.6%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (b)	161	10,347
Alexion Pharmaceuticals, Inc. (b)	2,615	312,911
Alnylam Pharmaceuticals, Inc. (b)	631	76,881
Amgen, Inc.	33,923	5,943,988
Biogen, Inc. (b)	824	256,808
Gilead Sciences, Inc.	24,005	1,799,415
Intrexon Corp. (a)(b)	751	12,279
Juno Therapeutics, Inc. (b)	4,188	188,083
Opko Health, Inc. (a)(b)	18,577	125,023
United Therapeutics Corp. (b)	2,841	336,914
		9,062,649
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	110,571	5,996,265
Baxter International, Inc.	28,989	1,868,921
Danaher Corp.	39,499	3,644,573
Dentsply Sirona, Inc.	14,787	903,042
Hill-Rom Holdings, Inc.	217	17,514
Hologic, Inc. (b)	7,894	298,788
Medtronic PLC	82,368	6,632,271
Steris PLC	5,494	512,755
Teleflex, Inc.	2,431	576,098
The Cooper Companies, Inc.	688	165,299
Zimmer Biomet Holdings, Inc.	13,195	1,604,776
		22,220,302
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	5,018	157,364
Aetna, Inc.	14,455	2,457,784
Anthem, Inc.	17,146	3,587,115
Brookdale Senior Living, Inc. (b)	11,082	111,152
Cardinal Health, Inc.	20,841	1,290,058
Centene Corp. (b)	9,493	889,209
Cigna Corp.	1,968	388,129
DaVita HealthCare Partners, Inc. (b)	9,866	599,261
Envision Healthcare Corp.	7,546	321,460
Express Scripts Holding Co. (b)	34,832	2,134,853
HCA Holdings, Inc. (b)	18,391	1,391,279
Humana, Inc.	494	126,143
Laboratory Corp. of America Holdings (b)	6,702	1,030,164
LifePoint Hospitals, Inc. (b)	2,059	99,141
McKesson Corp.	12,266	1,691,236
MEDNAX, Inc. (b)	6,052	265,017
Patterson Companies, Inc.	4,502	166,574
Premier, Inc. (b)	1,877	61,322
Quest Diagnostics, Inc.	8,947	839,050
Universal Health Services, Inc. Class B	5,457	560,434
Wellcare Health Plans, Inc. (b)	182	35,989
		18,202,734
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	15,896	1,081,405
Bio-Rad Laboratories, Inc. Class A (b)	1,363	299,574
Bruker Corp.	3,975	124,815
PerkinElmer, Inc.	5,807	419,962
QIAGEN NV (b)	9,591	324,751
Quintiles Transnational Holdings, Inc. (b)	2,920	315,652
Thermo Fisher Scientific, Inc.	14,141	2,740,950
VWR Corp. (b)	5,144	170,266
		5,477,375
Pharmaceuticals - 6.7%
Akorn, Inc. (b)	235	7,654
Allergan PLC	21,916	3,884,173
Bristol-Myers Squibb Co.	53,983	3,328,592
Endo International PLC (b)	13,572	86,589
Johnson & Johnson	148,452	20,695,693
Mallinckrodt PLC (b)	6,130	194,137
Merck & Co., Inc.	168,335	9,273,575
Mylan N.V. (b)	34,479	1,231,245
Perrigo Co. PLC	8,581	694,975
Pfizer, Inc.	384,930	13,495,646
		52,892,279

TOTAL HEALTH CARE		107,855,339

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.8%
Arconic, Inc.	25,501	640,585
General Dynamics Corp.	9,940	2,017,621
Hexcel Corp.	1,889	114,643
Huntington Ingalls Industries, Inc.	463	107,800
L3 Technologies, Inc.	5,018	939,269
Lockheed Martin Corp.	1,567	482,887
Orbital ATK, Inc.	3,725	495,164
Raytheon Co.	11,837	2,133,027
Spirit AeroSystems Holdings, Inc. Class A	7,713	617,811
Teledyne Technologies, Inc. (b)	2,379	404,335
Textron, Inc.	17,139	903,911
United Technologies Corp.	48,660	5,827,522
		14,684,575
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	3,514	205,147
XPO Logistics, Inc. (a)(b)	1,979	137,244
		342,391
Airlines - 0.6%
Alaska Air Group, Inc.	1,219	80,491
American Airlines Group, Inc.	16,168	756,986
Copa Holdings SA Class A	1,890	232,829
Delta Air Lines, Inc.	43,884	2,195,517
JetBlue Airways Corp. (b)	20,976	401,690
Spirit Airlines, Inc. (b)	4,616	171,207
United Continental Holdings, Inc. (b)	17,913	1,047,552
		4,886,272
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	546	36,069
Johnson Controls International PLC	60,434	2,501,363
Lennox International, Inc.	145	27,714
Masco Corp.	7,297	290,567
Owens Corning	7,415	613,146
USG Corp. (b)	5,283	181,365
		3,650,224
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (b)	799	42,754
Pitney Bowes, Inc.	11,345	155,880
Republic Services, Inc.	15,673	1,019,842
Stericycle, Inc. (b)	5,442	385,566
Waste Management, Inc.	5,017	412,247
		2,016,289
Construction & Engineering - 0.2%
AECOM (b)	10,328	362,100
Fluor Corp.	9,222	397,376
Jacobs Engineering Group, Inc.	7,907	460,266
Quanta Services, Inc. (b)	6,661	251,320
Valmont Industries, Inc.	1,318	209,430
		1,680,492
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	826	138,107
AMETEK, Inc.	12,281	828,845
Eaton Corp. PLC	28,850	2,308,577
Emerson Electric Co.	35,708	2,301,738
Fortive Corp.	1,737	125,516
Hubbell, Inc. Class B	1,176	147,964
Regal Beloit Corp.	2,760	223,974
Sensata Technologies Holding BV (b)	5,389	263,576
		6,338,297
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	4,029	442,505
General Electric Co.	467,162	9,417,986
Honeywell International, Inc.	20,373	2,936,972
ITT, Inc.	5,979	278,861
Roper Technologies, Inc.	419	108,173
		13,184,497
Machinery - 1.4%
AGCO Corp.	4,203	288,200
Caterpillar, Inc.	3,493	474,349
Colfax Corp. (b)	5,475	228,362
Crane Co.	3,165	263,075
Cummins, Inc.	7,006	1,239,221
Donaldson Co., Inc.	525	24,785
Dover Corp.	9,041	863,325
Flowserve Corp.	8,441	371,995
IDEX Corp.	271	34,745
Ingersoll-Rand PLC	8,309	736,177
Oshkosh Corp.	4,928	451,208
PACCAR, Inc.	22,001	1,578,132
Parker Hannifin Corp.	1,258	229,723
Pentair PLC	10,827	762,870
Snap-On, Inc.	3,279	517,361
Stanley Black & Decker, Inc.	8,831	1,426,648
Terex Corp.	5,510	259,576
Timken Co.	4,290	202,274
Trinity Industries, Inc.	9,436	306,859
Wabtec Corp. (a)	3,632	277,848
Xylem, Inc.	5,652	376,028
		10,912,761
Marine - 0.0%
Kirby Corp. (b)	3,473	246,062
Professional Services - 0.3%
Dun & Bradstreet Corp.	1,502	175,479
IHS Markit Ltd. (b)	10,595	451,453
Manpower, Inc.	4,416	544,404
Nielsen Holdings PLC	22,944	850,534
		2,021,870
Road & Rail - 0.6%
AMERCO	294	115,436
CSX Corp.	5,645	284,677
Genesee & Wyoming, Inc. Class A (b)	3,978	285,541
Kansas City Southern	6,749	703,381
Norfolk Southern Corp.	19,048	2,503,288
Old Dominion Freight Lines, Inc.	1,494	180,968
Ryder System, Inc.	3,312	268,537
Union Pacific Corp.	4,776	553,013
		4,894,841
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	5,654	245,666
MSC Industrial Direct Co., Inc. Class A	1,825	151,293
W.W. Grainger, Inc.	157	31,039
WESCO International, Inc. (b)	3,386	213,826
		641,824
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	4,931	342,951

TOTAL INDUSTRIALS		65,843,346

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.8%
Arris International PLC (b)	11,067	315,410
Brocade Communications Systems, Inc.	25,229	293,918
Cisco Systems, Inc.	326,600	11,153,390
CommScope Holding Co., Inc. (b)	5,955	191,394
EchoStar Holding Corp. Class A (b)	3,271	183,012
Harris Corp.	5,778	804,991
Juniper Networks, Inc.	24,028	596,615
Motorola Solutions, Inc.	9,751	882,856
		14,421,586
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	5,812	485,825
Avnet, Inc.	8,403	334,439
Corning, Inc.	54,085	1,693,401
Dolby Laboratories, Inc. Class A	3,650	211,481
FLIR Systems, Inc.	4,061	190,136
Jabil, Inc.	11,683	330,395
Keysight Technologies, Inc. (b)	11,791	526,704
National Instruments Corp.	1,758	79,110
Trimble, Inc. (b)	3,104	126,892
		3,978,383
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	11,116	580,811
eBay, Inc. (b)	64,598	2,431,469
LogMeIn, Inc.	1,252	151,555
Twitter, Inc. (b)	40,132	827,522
Zillow Group, Inc.:
Class A (b)	1,388	57,338
Class C (a)(b)	1,867	77,070
		4,125,765
IT Services - 0.7%
Amdocs Ltd.	9,246	601,915
Booz Allen Hamilton Holding Corp. Class A	445	16,817
Conduent, Inc.	11,379	176,147
CoreLogic, Inc. (b)	2,279	106,885
DST Systems, Inc.	3,733	218,828
Fidelity National Information Services, Inc.	9,134	847,270
IBM Corp.	17,424	2,684,341
Leidos Holdings, Inc.	8,957	559,992
Sabre Corp.	2,351	45,986
Teradata Corp. (b)	7,734	258,702
WEX, Inc. (b)	610	75,390
		5,592,273
Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp.	19,145	303,640
First Solar, Inc. (b)	5,273	289,066
Intel Corp.	306,308	13,933,951
Marvell Technology Group Ltd.	26,416	487,904
Micron Technology, Inc. (b)	16,791	744,009
Microsemi Corp. (b)	1,477	78,827
NXP Semiconductors NV (b)	9,448	1,105,888
ON Semiconductor Corp. (b)	1,204	25,669
Qorvo, Inc. (b)	3,973	301,193
Qualcomm, Inc.	96,270	4,910,733
Teradyne, Inc.	686	29,423
Versum Materials, Inc.	6,689	281,473
Xilinx, Inc.	893	65,805
		22,557,581
Software - 1.5%
Autodesk, Inc. (b)	2,370	296,155
CA Technologies, Inc.	20,561	665,765
FireEye, Inc. (a)(b)	11,784	199,385
Guidewire Software, Inc. (b)	2,802	224,104
Nuance Communications, Inc. (b)	19,142	282,153
Oracle Corp.	171,980	8,753,782
SS&C Technologies Holdings, Inc.	710	28,542
Synopsys, Inc. (b)	9,016	780,064
Zynga, Inc. (b)	47,724	186,124
		11,416,074
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	107,937	1,502,483
HP, Inc.	109,347	2,356,428
NetApp, Inc.	2,541	112,871
Western Digital Corp.	16,200	1,446,174
Xerox Corp.	14,382	435,918
		5,853,874

TOTAL INFORMATION TECHNOLOGY		67,945,536

MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	13,757	2,193,279
Albemarle Corp. U.S.	5,954	838,859
Ashland Global Holdings, Inc.	4,192	284,972
Cabot Corp.	3,775	230,124
Celanese Corp. Class A	3,480	362,999
CF Industries Holdings, Inc.	15,236	578,663
DowDuPont, Inc.	78,918	5,706,561
Eastman Chemical Co.	10,040	911,732
Huntsman Corp.	6,505	208,290
LyondellBasell Industries NV Class A	11,744	1,215,856
NewMarket Corp.	26	10,410
Olin Corp.	10,858	396,643
Platform Specialty Products Corp. (b)	7,105	76,024
PPG Industries, Inc.	1,068	124,144
Praxair, Inc.	2,286	334,030
RPM International, Inc.	568	30,291
The Mosaic Co.	23,168	517,573
The Scotts Miracle-Gro Co. Class A	176	17,533
Valvoline, Inc.	12,785	307,096
Westlake Chemical Corp.	1,207	102,486
		14,447,565
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	373	80,885
Vulcan Materials Co.	783	95,330
		176,215
Containers & Packaging - 0.4%
Aptargroup, Inc.	3,012	262,255
Ardagh Group SA	447	9,584
Avery Dennison Corp.	255	27,073
Ball Corp.	10,110	434,022
Bemis Co., Inc.	5,766	259,585
Crown Holdings, Inc. (b)	2,328	140,076
Graphic Packaging Holding Co.	5,696	88,231
International Paper Co.	2,370	135,730
Owens-Illinois, Inc. (b)	2,492	59,534
Sealed Air Corp.	6,135	271,351
Sonoco Products Co.	6,391	330,990
WestRock Co.	16,147	990,296
		3,008,727
Metals & Mining - 0.7%
Alcoa Corp.	12,024	574,507
Freeport-McMoRan, Inc. (b)	70,713	988,568
Newmont Mining Corp.	34,398	1,243,832
Nucor Corp.	20,791	1,202,344
Reliance Steel & Aluminum Co.	4,890	375,748
Royal Gold, Inc.	2,626	220,873
Southern Copper Corp.	452	19,413
Steel Dynamics, Inc.	13,096	487,302
Tahoe Resources, Inc.	20,386	97,814
United States Steel Corp. (a)	11,246	284,749
		5,495,150
Paper & Forest Products - 0.0%
Domtar Corp.	4,370	206,788

TOTAL MATERIALS		23,334,445

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc.	5,853	725,538
American Campus Communities, Inc.	8,791	365,530
American Homes 4 Rent Class A	15,549	330,883
Apartment Investment & Management Co. Class A	9,983	439,052
Apple Hospitality (REIT), Inc.	14,384	272,433
AvalonBay Communities, Inc.	8,827	1,600,600
Boston Properties, Inc.	8,484	1,028,091
Brandywine Realty Trust (SBI)	12,264	214,497
Brixmor Property Group, Inc.	20,431	356,930
Camden Property Trust (SBI)	5,966	544,338
Colony NorthStar, Inc.	34,324	421,499
Columbia Property Trust, Inc.	7,813	172,511
Corporate Office Properties Trust (SBI)	6,479	206,874
Corrections Corp. of America	7,816	192,743
CubeSmart	3,482	94,780
CyrusOne, Inc.	545	33,458
DCT Industrial Trust, Inc.	6,098	353,806
DDR Corp.	20,012	153,492
Digital Realty Trust, Inc.	3,053	361,597
Douglas Emmett, Inc.	1,401	55,746
Duke Realty Corp.	22,839	650,455
Empire State Realty Trust, Inc.	8,638	173,192
EPR Properties	4,444	307,436
Equity Commonwealth (b)	7,554	226,998
Equity Residential (SBI)	22,870	1,538,236
Essex Property Trust, Inc.	4,238	1,112,178
Extra Space Storage, Inc.	1,112	90,728
Federal Realty Investment Trust (SBI)	2,955	356,137
Forest City Realty Trust, Inc. Class A	16,458	405,361
Gaming & Leisure Properties	9,163	334,816
General Growth Properties, Inc.	40,373	785,659
HCP, Inc.	30,479	787,577
Healthcare Trust of America, Inc.	12,978	389,989
Highwoods Properties, Inc. (SBI)	6,573	335,552
Hospitality Properties Trust (SBI)	10,656	304,548
Host Hotels & Resorts, Inc.	47,522	929,530
Hudson Pacific Properties, Inc.	8,628	291,799
Invitation Homes, Inc.	6,280	141,740
Iron Mountain, Inc.	2,017	80,680
JBG SMITH Properties	5,129	160,076
Kilroy Realty Corp.	6,441	458,792
Kimco Realty Corp.	26,667	484,273
Lamar Advertising Co. Class A	453	31,909
Liberty Property Trust (SBI)	9,520	408,218
Life Storage, Inc.	3,074	248,441
Medical Properties Trust, Inc.	23,592	312,122
Mid-America Apartment Communities, Inc.	7,374	754,729
National Retail Properties, Inc.	9,738	391,273
Omega Healthcare Investors, Inc.	12,620	364,213
Outfront Media, Inc.	7,979	187,108
Paramount Group, Inc.	14,590	232,273
Park Hotels & Resorts, Inc.	9,217	265,357
Piedmont Office Realty Trust, Inc. Class A	8,976	173,596
Prologis, Inc.	33,939	2,191,781
Rayonier, Inc.	7,780	233,244
Realty Income Corp.	17,734	951,784
Regency Centers Corp.	9,783	602,144
Retail Properties America, Inc.	15,910	194,420
Senior Housing Properties Trust (SBI)	14,786	272,062
Simon Property Group, Inc.	1,872	290,778
SL Green Realty Corp.	6,271	600,009
Spirit Realty Capital, Inc.	33,380	277,388
Store Capital Corp.	10,895	268,998
Sun Communities, Inc.	5,269	475,580
Tanger Factory Outlet Centers, Inc.	5,220	118,755
Taubman Centers, Inc.	1,784	84,240
The Macerich Co.	8,703	475,184
UDR, Inc.	16,725	648,763
Uniti Group, Inc. (a)	11,010	192,675
Ventas, Inc.	22,912	1,437,728
VEREIT, Inc.	62,491	493,054
Vornado Realty Trust	11,091	830,272
Weingarten Realty Investors (SBI)	7,461	227,187
Welltower, Inc.	23,686	1,586,015
Weyerhaeuser Co.	48,316	1,735,028
WP Carey, Inc.	7,032	479,231
		36,305,709
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	10,478	411,995
Howard Hughes Corp. (b)	2,306	294,315
Jones Lang LaSalle, Inc.	2,900	375,521
Realogy Holdings Corp.	8,716	281,788
		1,363,619

TOTAL REAL ESTATE		37,669,328

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	399,437	13,441,055
CenturyLink, Inc. (a)	63,238	1,200,890
Verizon Communications, Inc.	132,298	6,333,105
		20,975,050
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	41,981	274,556
T-Mobile U.S., Inc. (b)	7,413	443,075
Telephone & Data Systems, Inc.	6,690	195,014
U.S. Cellular Corp. (b)	721	26,381
		939,026

TOTAL TELECOMMUNICATION SERVICES		21,914,076

UTILITIES - 6.3%
Electric Utilities - 3.8%
Alliant Energy Corp.	14,897	644,444
American Electric Power Co., Inc.	32,122	2,390,198
Duke Energy Corp.	45,198	3,991,435
Edison International	20,639	1,650,088
Entergy Corp.	11,637	1,003,808
Eversource Energy	20,434	1,279,986
Exelon Corp.	62,496	2,512,964
FirstEnergy Corp.	28,861	950,970
Great Plains Energy, Inc.	14,366	471,636
Hawaiian Electric Industries, Inc.	7,466	272,210
NextEra Energy, Inc.	30,238	4,689,007
OGE Energy Corp.	12,728	468,900
PG&E Corp.	33,405	1,929,807
Pinnacle West Capital Corp.	7,654	671,332
PPL Corp.	44,630	1,676,303
Southern Co.	64,585	3,371,337
Vistra Energy Corp.	15,247	296,402
Westar Energy, Inc.	8,931	477,630
Xcel Energy, Inc.	32,681	1,618,363
		30,366,820
Gas Utilities - 0.2%
Atmos Energy Corp.	6,783	591,749
National Fuel Gas Co.	5,095	295,765
UGI Corp.	10,872	520,334
		1,407,848
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	24,550	366,777
NRG Energy, Inc.	15,435	385,875
The AES Corp.	43,293	460,205
		1,212,857
Multi-Utilities - 2.0%
Ameren Corp.	15,912	986,385
Avangrid, Inc.	3,422	177,020
CenterPoint Energy, Inc.	28,385	839,628
CMS Energy Corp.	18,389	889,476
Consolidated Edison, Inc.	19,755	1,699,918
Dominion Resources, Inc.	41,527	3,369,501
DTE Energy Co.	11,643	1,286,086
MDU Resources Group, Inc.	12,873	352,077
NiSource, Inc.	21,576	568,959
Public Service Enterprise Group, Inc.	32,475	1,597,770
SCANA Corp.	8,315	358,709
Sempra Energy	16,329	1,918,658
Vectren Corp.	5,219	355,623
WEC Energy Group, Inc.	20,541	1,384,258
		15,784,068
Water Utilities - 0.2%
American Water Works Co., Inc.	11,525	1,011,434
Aqua America, Inc.	10,834	384,390
		1,395,824

TOTAL UTILITIES		50,167,417

TOTAL COMMON STOCKS
(Cost $746,545,377)		787,625,454

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.10% (c)	4,648,113	4,649,043
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,757,220	6,757,896
TOTAL MONEY MARKET FUNDS
(Cost $11,406,939)		11,406,939
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $757,952,316)		799,032,393
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(7,193,439)
NET ASSETS - 100%		$791,838,954

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	Dec. 2017	$3,730,415	$104,706	$104,706

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,832
Fidelity Securities Lending Cash Central Fund	12,670
Total	$61,502

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,706	$0
Total Equity Risk	104,706	0
Total Value of Derivatives	$104,706	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,610,300) — See accompanying schedule: Unaffiliated issuers (cost $746,545,377)	$787,625,454
Fidelity Central Funds (cost $11,406,939)	11,406,939
Total Investment in Securities (cost $757,952,316)		$799,032,393
Segregated cash with brokers for derivative instruments		175,499
Receivable for fund shares sold		2,495,463
Dividends receivable		804,692
Distributions receivable from Fidelity Central Funds		16,201
Receivable for daily variation margin on futures contracts		8,173
Total assets		802,532,421
Liabilities
Payable for investments purchased	$3,505,849
Payable for fund shares redeemed	401,539
Accrued management fee	22,219
Other affiliated payables	5,610
Collateral on securities loaned	6,758,250
Total liabilities		10,693,467
Net Assets		$791,838,954
Net Assets consist of:
Paid in capital		$742,052,523
Undistributed net investment income		7,224,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,376,718
Net unrealized appreciation (depreciation) on investments		41,184,783
Net Assets		$791,838,954
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,957,309 ÷ 334,268 shares)		$11.84
Premium Class:
Net Asset Value, offering price and redemption price per share ($336,163,134 ÷ 28,379,982 shares)		$11.85
Institutional Class:
Net Asset Value, offering price and redemption price per share ($283,924,760 ÷ 23,968,716 shares)		$11.85
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($167,793,751 ÷ 14,164,753 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$7,327,234
Interest		299
Income from Fidelity Central Funds		61,502
Total income		7,389,035
Expenses
Management fee	$125,858
Transfer agent fees	34,689
Independent trustees' fees and expenses	989
Miscellaneous	811
Total expenses before reductions	162,347
Expense reductions	(227)	162,120
Net investment income (loss)		7,226,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,142,857
Fidelity Central Funds	(167)
Foreign currency transactions	(32)
Futures contracts	271,157
Total net realized gain (loss)		3,413,815
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22,021,008
Futures contracts	110,133
Total change in net unrealized appreciation (depreciation)		22,131,141
Net gain (loss)		25,544,956
Net increase (decrease) in net assets resulting from operations		$32,771,871

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,226,915	$3,609,475
Net realized gain (loss)	3,413,815	(1,580,505)
Change in net unrealized appreciation (depreciation)	22,131,141	19,053,642
Net increase (decrease) in net assets resulting from operations	32,771,871	21,082,612
Distributions to shareholders from net investment income	(2,468,506)	(1,136,207)
Distributions to shareholders from net realized gain	(463,516)	–
Total distributions	(2,932,022)	(1,136,207)
Share transactions - net increase (decrease)	360,565,160	381,487,540
Total increase (decrease) in net assets	390,405,009	401,433,945
Net Assets
Beginning of period	401,433,945	–
End of period	$791,838,954	$401,433,945
Other Information
Undistributed net investment income end of period	$7,224,930	$2,466,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.22
Net realized and unrealized gain (loss)	.49	1.11
Total from investment operations	.62	1.33
Distributions from net investment income	(.05)	(.05)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.05)
Net asset value, end of period	$11.84	$11.28
Total ReturnC,D	5.48%	13.28%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.19%	.21%
Expenses net of fee waivers, if anyG	.19%	.21%
Expenses net of all reductionsG	.19%	.21%
Net investment income (loss)G	2.25%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$3,957	$2,520
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.24
Net realized and unrealized gain (loss)	.48	1.11
Total from investment operations	.62	1.35
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.06)
Net asset value, end of period	$11.85	$11.29
Total ReturnC,D	5.54%	13.47%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.06%	.07%
Expenses net of fee waivers, if anyG	.06%	.07%
Expenses net of all reductionsG	.06%	.07%
Net investment income (loss)G	2.38%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$336,163	$228,016
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.24
Net realized and unrealized gain (loss)	.48	1.11
Total from investment operations	.62	1.35
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.06)
Net asset value, end of period	$11.85	$11.29
Total ReturnC,D	5.54%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.05%	.06%
Expenses net of fee waivers, if anyG	.05%	.06%
Expenses net of all reductionsG	.05%	.06%
Net investment income (loss)G	2.39%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$283,925	$168,469
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Value Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.23
Net realized and unrealized gain (loss)	.48	1.12
Total from investment operations	.62	1.35
Distributions from net investment income	(.05)	(.06)
Distributions from net realized gain	(.01)	–
Total distributions	(.06)	(.06)
Net asset value, end of period	$11.85	$11.29
Total ReturnC,D	5.55%	13.48%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.04%	.05%
Expenses net of fee waivers, if anyG	.04%	.05%
Expenses net of all reductionsG	.04%	.05%
Net investment income (loss)G	2.40%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$167,794	$2,429
Portfolio turnover rateG,H	25%	23%

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholder.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, future contracts, partnerships and losses due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,228,621
Gross unrealized depreciation	(29,010,411)
Net unrealized appreciation (depreciation)	$38,218,210
Tax cost	$760,918,889

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $443,306,329 and $74,699,975, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .042% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01%, of class-level average net assets respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$2,389.146
Premium Class	22,804.017
Institutional Class	9,496.008
	$34,689

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $811 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,670.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $227.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017(a)
From net investment income
Investor Class	$11,635	$6,249
Premium Class	1,099,685	664,453
Institutional Class	1,353,318	461,499
Institutional Premium Class	3,868	4,006
Total	$2,468,506	$1,136,207
From net realized gain
Investor Class	$2,529	$–
Premium Class	207,410	–
Institutional Class	252,861	–
Institutional Premium Class	716	–
Total	$463,516	$–

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017(a)	Six months ended October 31, 2017	Year ended April 30, 2017(a)
Investor Class
Shares sold	403,234	950,127	$4,641,846	$10,175,400
Reinvestment of distributions	1,214	553	13,856	6,116
Shares redeemed	(293,569)	(727,291)	(3,368,020)	(7,821,910)
Net increase (decrease)	110,879	223,389	$1,287,682	$2,359,606
Premium Class
Shares sold	11,707,417	26,041,126	$136,607,910	$281,492,716
Reinvestment of distributions	109,957	56,111	1,254,612	620,583
Shares redeemed	(3,637,788)	(5,896,841)	(41,828,652)	(66,092,508)
Net increase (decrease)	8,179,586	20,200,396	$96,033,870	$216,020,791
Institutional Class
Shares sold	20,432,192	16,471,333	$233,061,354	$177,908,644
Reinvestment of distributions	115,194	24,263	1,314,362	268,345
Shares redeemed	(11,503,025)	(1,571,241)	(131,082,935)	(17,403,942)
Net increase (decrease)	9,044,361	14,924,355	$103,292,781	$160,773,047
Institutional Premium Class
Shares sold	14,317,636	215,112	$164,215,945	$2,332,876
Reinvestment of distributions	402	362	4,584	4,006
Shares redeemed	(368,509)	(250)	(4,269,702)	(2,786)
Net increase (decrease)	13,949,529	215,224	$159,950,827	$2,334,096

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Investor Class	.19%
Actual		$1,000.00	$1,054.80	$.98
Hypothetical-C		$1,000.00	$1,024.25	$.97
Premium Class	.06%
Actual		$1,000.00	$1,055.40	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,055.40	$.26
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Premium Class	.04%
Actual		$1,000.00	$1,055.50	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Large Cap Value Index Fund

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that lowered the fund's management fee rate from 0.05% to 0.035%.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.04% effective August 1, 2017); Institutional Premium Class: 0.05% (0.035% effective August 1, 2017); Investor Class: 0.21% (0.17% effective August 1, 2017); and Premium Class: 0.07% (0.05% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC2-SANN-1217
1.9879608.101

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Index Fund Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Prologis, Inc.	0.5	0.4
Analog Devices, Inc.	0.5	0.5
Lam Research Corp.	0.5	0.4
Zoetis, Inc. Class A	0.5	0.4
Fidelity National Information Services, Inc.	0.4	0.4
Marathon Petroleum Corp.	0.4	0.4
Sempra Energy	0.4	0.4
SunTrust Banks, Inc.	0.4	0.4
Illumina, Inc.	0.4	0.4
Cummins, Inc.	0.4	0.4
	4.4

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.4	15.2
Financials	14.5	13.2
Consumer Discretionary	13.9	15.1
Industrials	13.9	13.6
Health Care	9.8	9.6
Real Estate	9.5	10.1
Utilities	6.3	6.1
Materials	5.9	5.7
Energy	5.5	5.6
Consumer Staples	3.8	4.9

Asset Allocation (% of fund's net assets)

As of October 31, 2017 *
Stocks	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.3%

As of April 30, 2017*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.6%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.1%
Adient PLC	22	$1,856
BorgWarner, Inc.	50	2,636
Delphi Automotive PLC	63	6,261
Gentex Corp.	66	1,281
Lear Corp.	16	2,809
The Goodyear Tire & Rubber Co.	59	1,805
Visteon Corp. (a)	7	882
		17,530
Automobiles - 0.2%
Harley-Davidson, Inc.	41	1,941
Thor Industries, Inc.	12	1,635
		3,576
Distributors - 0.4%
Genuine Parts Co.	34	3,000
LKQ Corp. (a)	73	2,751
Pool Corp.	9	1,087
		6,838
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	12	1,036
Graham Holdings Co.	1	556
H&R Block, Inc.	49	1,212
Service Corp. International	43	1,525
ServiceMaster Global Holdings, Inc. (a)	32	1,508
		5,837
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	57	2,490
Chipotle Mexican Grill, Inc. (a)	6	1,631
Choice Hotels International, Inc.	7	488
Darden Restaurants, Inc.	29	2,386
Domino's Pizza, Inc.	11	2,013
Dunkin' Brands Group, Inc.	21	1,240
Extended Stay America, Inc. unit	45	892
Hilton Grand Vacations, Inc.	15	614
Hilton, Inc.	52	3,759
Hyatt Hotels Corp. Class A (a)	11	689
International Game Technology PLC	28	658
MGM Mirage, Inc.	119	3,731
Norwegian Cruise Line Holdings Ltd. (a)	41	2,286
Royal Caribbean Cruises Ltd.	41	5,075
Six Flags Entertainment Corp.	16	1,005
U.S. Foods Holding Corp. (a)	41	1,118
Vail Resorts, Inc.	9	2,061
Wendy's Co.	48	730
Wyndham Worldwide Corp.	24	2,564
Wynn Resorts Ltd.	19	2,802
Yum China Holdings, Inc.	87	3,510
		41,742
Household Durables - 1.8%
CalAtlantic Group, Inc.	17	839
D.R. Horton, Inc.	79	3,493
Garmin Ltd.	28	1,585
Leggett & Platt, Inc.	30	1,418
Lennar Corp.:
Class A	37	2,060
Class B	13	623
Mohawk Industries, Inc. (a)	15	3,926
Newell Brands, Inc.	113	4,608
NVR, Inc. (a)	1	3,281
PulteGroup, Inc.	64	1,935
Tempur Sealy International, Inc. (a)	11	719
Toll Brothers, Inc.	34	1,565
Tupperware Brands Corp.	12	705
Whirlpool Corp.	17	2,787
		29,544
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	29	3,615
Liberty Expedia Holdings, Inc.	14	645
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	19	1,082
Series A (a)	97	2,204
TripAdvisor, Inc. (a)	26	975
Wayfair LLC Class A (a)	9	629
		9,150
Leisure Products - 0.4%
Brunswick Corp.	21	1,064
Hasbro, Inc.	27	2,500
Mattel, Inc.	81	1,144
Polaris Industries, Inc.	14	1,658
		6,366
Media - 1.8%
AMC Networks, Inc. Class A (a)	14	712
Cable One, Inc.	1	710
Cinemark Holdings, Inc.	25	909
Discovery Communications, Inc.:
Class A (a)	31	585
Class C (non-vtg.) (a)	53	944
Interpublic Group of Companies, Inc.	92	1,771
John Wiley & Sons, Inc. Class A	10	547
Liberty Broadband Corp.:
Class A (a)	10	862
Class C (a)	20	1,746
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	44	1,678
Liberty Media Class A (a)	6	218
Liberty SiriusXM Series A (a)	23	959
Liberty SiriusXM Series C (a)	40	1,666
Lions Gate Entertainment Corp.:
Class A (a)	10	290
Class B	26	719
Live Nation Entertainment, Inc. (a)	31	1,357
News Corp.:
Class A	88	1,202
Class B	30	417
Omnicom Group, Inc.	54	3,628
Regal Entertainment Group Class A	25	409
Scripps Networks Interactive, Inc. Class A	20	1,666
Sirius XM Holdings, Inc.	342	1,860
Tegna, Inc.	55	673
The Madison Square Garden Co. (a)	4	891
Tribune Media Co. Class A	19	778
Viacom, Inc.:
Class A	5	150
Class B (non-vtg.)	80	1,922
		29,269
Multiline Retail - 0.9%
Dollar General Corp.	65	5,255
Dollar Tree, Inc. (a)	54	4,928
Kohl's Corp.	40	1,670
Macy's, Inc.	72	1,351
Nordstrom, Inc.	28	1,110
		14,314
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	17	1,390
AutoNation, Inc. (a)	15	711
AutoZone, Inc. (a)	7	4,127
Bed Bath & Beyond, Inc.	34	677
Best Buy Co., Inc.	62	3,471
Burlington Stores, Inc. (a)	16	1,502
CarMax, Inc. (a)	43	3,229
Dick's Sporting Goods, Inc.	18	440
Floor & Decor Holdings, Inc. Class A	4	151
Foot Locker, Inc.	31	932
GameStop Corp. Class A	24	449
Gap, Inc.	56	1,455
L Brands, Inc.	57	2,453
Michaels Companies, Inc. (a)	28	544
Murphy U.S.A., Inc. (a)	8	595
O'Reilly Automotive, Inc. (a)	21	4,430
Penske Automotive Group, Inc.	9	420
Ross Stores, Inc.	91	5,778
Sally Beauty Holdings, Inc. (a)	28	485
Signet Jewelers Ltd.	16	1,049
Tiffany & Co., Inc.	26	2,434
Tractor Supply Co.	30	1,808
Ulta Beauty, Inc.	14	2,825
Urban Outfitters, Inc. (a)	20	490
Williams-Sonoma, Inc.	20	1,032
		42,877
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	11	1,064
Hanesbrands, Inc.	85	1,913
lululemon athletica, Inc. (a)	23	1,415
Michael Kors Holdings Ltd. (a)	34	1,660
PVH Corp.	18	2,283
Ralph Lauren Corp.	13	1,163
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	31	990
Tapestry, Inc.	66	2,703
Under Armour, Inc.:
Class A (sub. vtg.) (a)	40	501
Class C (non-vtg.) (a)	47	542
VF Corp.	77	5,363
		19,597

TOTAL CONSUMER DISCRETIONARY		226,640

CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	11	631
Class B (non-vtg.)	43	2,452
Dr. Pepper Snapple Group, Inc.	43	3,683
Molson Coors Brewing Co. Class B	41	3,316
		10,082
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	9	1,031
Rite Aid Corp. (a)	241	398
Sprouts Farmers Market LLC (a)	35	647
Welbilt, Inc. (a)	33	728
		2,804
Food Products - 2.3%
Blue Buffalo Pet Products, Inc. (a)	23	665
Bunge Ltd.	33	2,270
Campbell Soup Co.	42	1,990
ConAgra Foods, Inc.	93	3,177
Flowers Foods, Inc.	42	799
Hormel Foods Corp.	63	1,963
Ingredion, Inc.	17	2,131
Kellogg Co.	58	3,627
Lamb Weston Holdings, Inc.	34	1,734
McCormick & Co., Inc. (non-vtg.)	28	2,787
Pilgrim's Pride Corp. (a)	14	445
Pinnacle Foods, Inc.	28	1,524
Post Holdings, Inc. (a)	15	1,244
The Hain Celestial Group, Inc. (a)	24	864
The Hershey Co.	33	3,504
The J.M. Smucker Co.	26	2,757
TreeHouse Foods, Inc. (a)	13	863
Tyson Foods, Inc. Class A	66	4,812
		37,156
Household Products - 0.5%
Church & Dwight Co., Inc.	58	2,620
Clorox Co.	31	3,922
Energizer Holdings, Inc.	15	645
Spectrum Brands Holdings, Inc.	6	660
		7,847
Personal Products - 0.3%
Coty, Inc. Class A	110	1,694
Edgewell Personal Care Co. (a)	14	909
Herbalife Ltd. (a)	16	1,162
Nu Skin Enterprises, Inc. Class A	12	763
		4,528

TOTAL CONSUMER STAPLES		62,417

ENERGY - 5.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	100	3,143
Helmerich & Payne, Inc.	25	1,358
Nabors Industries Ltd.	66	372
National Oilwell Varco, Inc.	90	3,077
Oceaneering International, Inc.	24	485
Patterson-UTI Energy, Inc.	49	969
RPC, Inc.	15	365
Transocean Ltd. (United States) (a)	93	977
Weatherford International PLC	212	736
		11,482
Oil, Gas & Consumable Fuels - 4.8%
Andeavor	37	3,931
Antero Resources Corp. (a)	55	1,067
Apache Corp.	90	3,723
Cabot Oil & Gas Corp.	109	3,019
Centennial Resource Development, Inc. Class A	26	505
Cheniere Energy, Inc.	48	2,244
Chesapeake Energy Corp. (a)	213	831
Cimarex Energy Co.	22	2,572
Concho Resources, Inc. (a)	35	4,697
CONSOL Energy, Inc.	54	871
Continental Resources, Inc. (a)	21	855
Devon Energy Corp.	124	4,576
Diamondback Energy, Inc. (a)	23	2,465
Energen Corp. (a)	23	1,189
EQT Corp.	41	2,564
Extraction Oil & Gas, Inc.	28	447
Gulfport Energy Corp. (a)	39	534
Hess Corp.	67	2,959
HollyFrontier Corp.	42	1,552
Kosmos Energy Ltd. (a)	54	415
Laredo Petroleum, Inc. (a)	36	429
Marathon Oil Corp.	200	2,844
Marathon Petroleum Corp.	119	7,109
Murphy Oil Corp.	39	1,043
Newfield Exploration Co. (a)	47	1,447
Noble Energy, Inc.	114	3,177
ONEOK, Inc.	89	4,830
Parsley Energy, Inc. Class A (a)	55	1,463
PBF Energy, Inc. Class A	26	753
QEP Resources, Inc. (a)	52	465
Range Resources Corp.	54	978
Rice Energy, Inc. (a)	40	1,134
RSP Permian, Inc. (a)	31	1,067
SM Energy Co.	24	512
Southwestern Energy Co. (a)	132	733
Targa Resources Corp.	50	2,075
The Williams Companies, Inc.	195	5,558
Whiting Petroleum Corp. (a)	81	487
World Fuel Services Corp.	16	445
WPX Energy, Inc. (a)	93	1,049
		78,614

TOTAL ENERGY		90,096

FINANCIALS - 14.5%
Banks - 4.4%
Associated Banc-Corp.	35	886
Bank of Hawaii Corp.	10	816
Bank of the Ozarks, Inc.	28	1,305
BankUnited, Inc.	24	836
BOK Financial Corp.	6	519
CIT Group, Inc.	32	1,492
Citizens Financial Group, Inc.	118	4,485
Comerica, Inc.	42	3,300
Commerce Bancshares, Inc.	21	1,221
Cullen/Frost Bankers, Inc.	13	1,281
East West Bancorp, Inc.	34	2,035
Fifth Third Bancorp	177	5,115
First Hawaiian, Inc.	13	380
First Horizon National Corp.	54	1,014
First Republic Bank	37	3,604
FNB Corp., Pennsylvania	75	1,012
Huntington Bancshares, Inc.	254	3,505
KeyCorp	257	4,690
M&T Bank Corp.	35	5,837
PacWest Bancorp	30	1,450
Peoples United Financial, Inc.	81	1,511
Pinnacle Financial Partners, Inc.	17	1,125
Popular, Inc.	25	917
Prosperity Bancshares, Inc.	15	987
Regions Financial Corp.	283	4,381
Signature Bank (a)	13	1,690
SunTrust Banks, Inc.	116	6,984
SVB Financial Group (a)	13	2,851
Synovus Financial Corp.	28	1,312
TCF Financial Corp.	42	765
Webster Financial Corp.	21	1,155
Western Alliance Bancorp. (a)	23	1,283
Zions Bancorporation	47	2,184
		71,928
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	13	2,425
Ameriprise Financial, Inc.	36	5,635
BGC Partners, Inc. Class A	53	804
CBOE Holdings, Inc.	26	2,940
E*TRADE Financial Corp. (a)	65	2,833
Eaton Vance Corp. (non-vtg.)	26	1,312
FactSet Research Systems, Inc.	9	1,709
Federated Investors, Inc. Class B (non-vtg.)	24	746
Interactive Brokers Group, Inc.	16	864
Invesco Ltd.	95	3,400
Lazard Ltd. Class A	28	1,331
Legg Mason, Inc.	21	802
LPL Financial	21	1,042
MarketAxess Holdings, Inc.	9	1,566
Moody's Corp.	39	5,554
Morningstar, Inc.	5	426
MSCI, Inc.	21	2,465
Northern Trust Corp.	49	4,582
Raymond James Financial, Inc.	30	2,543
SEI Investments Co.	31	2,000
T. Rowe Price Group, Inc.	56	5,202
TD Ameritrade Holding Corp.	60	2,999
The NASDAQ OMX Group, Inc.	27	1,962
		55,142
Consumer Finance - 1.2%
Ally Financial, Inc.	106	2,770
Credit Acceptance Corp. (a)	3	860
Discover Financial Services	87	5,788
Navient Corp.	66	822
OneMain Holdings, Inc. (a)	12	381
Santander Consumer U.S.A. Holdings, Inc.	32	532
SLM Corp. (a)	101	1,070
Synchrony Financial	188	6,133
		18,356
Diversified Financial Services - 0.2%
Leucadia National Corp.	76	1,923
Voya Financial, Inc.	42	1,687
		3,610
Insurance - 4.6%
Alleghany Corp. (a)	4	2,265
American Financial Group, Inc.	16	1,688
American National Insurance Co.	2	243
Arch Capital Group Ltd. (a)	30	2,989
Arthur J. Gallagher & Co.	42	2,660
Aspen Insurance Holdings Ltd.	13	558
Assurant, Inc.	13	1,308
Assured Guaranty Ltd.	28	1,039
Athene Holding Ltd.	25	1,303
Axis Capital Holdings Ltd.	19	1,033
Brown & Brown, Inc.	28	1,396
Cincinnati Financial Corp.	36	2,526
CNA Financial Corp.	7	379
Erie Indemnity Co. Class A	6	725
Everest Re Group Ltd.	10	2,375
First American Financial Corp.	25	1,361
FNF Group	62	2,320
Hanover Insurance Group, Inc.	10	984
Hartford Financial Services Group, Inc.	86	4,734
Lincoln National Corp.	52	3,941
Loews Corp.	66	3,268
Markel Corp. (a)	3	3,253
Mercury General Corp.	7	392
Old Republic International Corp.	57	1,157
Principal Financial Group, Inc.	63	4,149
ProAssurance Corp.	14	785
Progressive Corp.	137	6,665
Reinsurance Group of America, Inc.	15	2,241
RenaissanceRe Holdings Ltd.	9	1,245
Torchmark Corp.	27	2,272
Unum Group	53	2,758
Validus Holdings Ltd.	18	937
W.R. Berkley Corp.	22	1,509
White Mountains Insurance Group Ltd.	1	889
Willis Group Holdings PLC	30	4,832
XL Group Ltd.	59	2,388
		74,567
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	89	1,792
Annaly Capital Management, Inc.	269	3,083
Chimera Investment Corp.	44	805
MFA Financial, Inc.	92	758
New Residential Investment Corp.	72	1,269
Starwood Property Trust, Inc.	60	1,291
Two Harbors Investment Corp.	80	784
		9,782
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	111	1,394
TFS Financial Corp.	16	247
		1,641

TOTAL FINANCIALS		235,026

HEALTH CARE - 9.8%
Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. (a)	23	801
Agios Pharmaceuticals, Inc. (a)	10	643
Alkermes PLC (a)	36	1,755
Alnylam Pharmaceuticals, Inc. (a)	19	2,315
BioMarin Pharmaceutical, Inc. (a)	41	3,366
Bioverativ, Inc.	25	1,413
Exelixis, Inc. (a)	68	1,686
Incyte Corp. (a)	40	4,530
Intercept Pharmaceuticals, Inc. (a)	5	308
Intrexon Corp. (a)	17	278
Ionis Pharmaceuticals, Inc. (a)	29	1,656
Juno Therapeutics, Inc. (a)	15	674
Neurocrine Biosciences, Inc. (a)	20	1,242
Opko Health, Inc. (a)	71	478
Seattle Genetics, Inc. (a)	22	1,349
TESARO, Inc. (a)	9	1,042
United Therapeutics Corp. (a)	10	1,186
		24,722
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	10	1,929
Align Technology, Inc. (a)	19	4,541
C.R. Bard, Inc.	17	5,560
Dentsply Sirona, Inc.	53	3,237
DexCom, Inc. (a)	20	899
Edwards Lifesciences Corp. (a)	49	5,009
Hill-Rom Holdings, Inc.	15	1,211
Hologic, Inc. (a)	66	2,498
IDEXX Laboratories, Inc. (a)	21	3,490
ResMed, Inc.	33	2,778
Steris PLC	20	1,867
Teleflex, Inc.	11	2,607
The Cooper Companies, Inc.	11	2,643
Varian Medical Systems, Inc. (a)	22	2,292
West Pharmaceutical Services, Inc.	17	1,724
Zimmer Biomet Holdings, Inc.	48	5,838
		48,123
Health Care Providers & Services - 2.0%
Acadia Healthcare Co., Inc. (a)	19	596
AmerisourceBergen Corp.	37	2,847
Brookdale Senior Living, Inc. (a)	42	421
Cardinal Health, Inc.	75	4,643
Centene Corp. (a)	40	3,747
DaVita HealthCare Partners, Inc. (a)	36	2,187
Envision Healthcare Corp.	27	1,150
Henry Schein, Inc. (a)	37	2,908
Laboratory Corp. of America Holdings (a)	24	3,689
LifePoint Hospitals, Inc. (a)	9	433
MEDNAX, Inc. (a)	21	920
Patterson Companies, Inc.	20	740
Premier, Inc. (a)	12	392
Quest Diagnostics, Inc.	32	3,001
Universal Health Services, Inc. Class B	20	2,054
Wellcare Health Plans, Inc. (a)	11	2,175
		31,903
Health Care Technology - 0.4%
athenahealth, Inc. (a)	9	1,151
Cerner Corp. (a)	68	4,591
Veeva Systems, Inc. Class A (a)	25	1,524
		7,266
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	76	5,170
Bio-Rad Laboratories, Inc. Class A (a)	5	1,099
Bio-Techne Corp.	9	1,179
Bruker Corp.	25	785
Charles River Laboratories International, Inc. (a)	11	1,279
Illumina, Inc. (a)	34	6,976
Mettler-Toledo International, Inc. (a)	6	4,096
PerkinElmer, Inc.	26	1,880
QIAGEN NV (a)	53	1,795
Quintiles Transnational Holdings, Inc. (a)	30	3,243
VWR Corp. (a)	21	695
Waters Corp. (a)	18	3,529
		31,726
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	23	749
Endo International PLC (a)	57	364
Mallinckrodt PLC (a)	24	760
Mylan N.V. (a)	126	4,499
Perrigo Co. PLC	32	2,592
Zoetis, Inc. Class A	116	7,403
		16,367

TOTAL HEALTH CARE		160,107

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.8%
Arconic, Inc.	92	2,311
BWX Technologies, Inc.	22	1,318
HEICO Corp.	7	635
HEICO Corp. Class A	11	837
Hexcel Corp.	21	1,274
Huntington Ingalls Industries, Inc.	11	2,561
L3 Technologies, Inc.	18	3,369
Orbital ATK, Inc.	14	1,861
Rockwell Collins, Inc.	38	5,153
Spirit AeroSystems Holdings, Inc. Class A	28	2,243
Teledyne Technologies, Inc. (a)	8	1,360
Textron, Inc.	62	3,270
TransDigm Group, Inc.	12	3,330
		29,522
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	33	2,591
Expeditors International of Washington, Inc.	42	2,452
XPO Logistics, Inc. (a)	27	1,872
		6,915
Airlines - 0.8%
Alaska Air Group, Inc.	28	1,849
American Airlines Group, Inc.	104	4,869
Copa Holdings SA Class A	7	862
JetBlue Airways Corp. (a)	78	1,494
Spirit Airlines, Inc. (a)	18	668
United Continental Holdings, Inc. (a)	65	3,801
		13,543
Building Products - 0.9%
A.O. Smith Corp.	34	2,013
Allegion PLC	22	1,835
Armstrong World Industries, Inc. (a)	10	511
Fortune Brands Home & Security, Inc.	36	2,378
Lennox International, Inc.	9	1,720
Masco Corp.	75	2,987
Owens Corning	26	2,150
USG Corp. (a)	21	721
		14,315
Commercial Services & Supplies - 0.8%
Cintas Corp.	20	2,981
Clean Harbors, Inc. (a)	13	696
Copart, Inc. (a)	46	1,669
KAR Auction Services, Inc.	32	1,515
Pitney Bowes, Inc.	49	673
Republic Services, Inc.	54	3,514
Rollins, Inc.	22	966
Stericycle, Inc. (a)	19	1,346
		13,360
Construction & Engineering - 0.4%
AECOM (a)	36	1,262
Fluor Corp.	33	1,422
Jacobs Engineering Group, Inc.	28	1,630
Quanta Services, Inc. (a)	35	1,321
Valmont Industries, Inc.	5	795
		6,430
Electrical Equipment - 1.3%
Acuity Brands, Inc.	10	1,672
AMETEK, Inc.	53	3,577
Fortive Corp.	72	5,203
Hubbell, Inc. Class B	13	1,636
Regal Beloit Corp.	11	893
Rockwell Automation, Inc.	30	6,025
Sensata Technologies Holding BV (a)	40	1,956
		20,962
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	15	1,647
ITT, Inc.	21	979
Roper Technologies, Inc.	24	6,196
		8,822
Machinery - 4.0%
AGCO Corp.	16	1,097
Allison Transmission Holdings, Inc.	31	1,317
Colfax Corp. (a)	21	876
Crane Co.	12	997
Cummins, Inc.	38	6,721
Donaldson Co., Inc.	31	1,464
Dover Corp.	36	3,438
Flowserve Corp.	31	1,366
Gardner Denver Holdings, Inc.	8	231
Graco, Inc.	13	1,713
IDEX Corp.	18	2,308
Ingersoll-Rand PLC	60	5,316
Lincoln Electric Holdings, Inc.	14	1,283
Middleby Corp. (a)	13	1,507
Nordson Corp.	14	1,774
Oshkosh Corp.	18	1,648
PACCAR, Inc.	81	5,810
Parker Hannifin Corp.	31	5,661
Pentair PLC	39	2,748
Snap-On, Inc.	14	2,209
Stanley Black & Decker, Inc.	36	5,816
Terex Corp.	19	895
Timken Co.	16	754
Toro Co.	25	1,571
Trinity Industries, Inc.	35	1,138
WABCO Holdings, Inc. (a)	12	1,771
Wabtec Corp.	20	1,530
Xylem, Inc.	42	2,794
		65,753
Marine - 0.1%
Kirby Corp. (a)	13	921
Professional Services - 1.2%
Dun & Bradstreet Corp.	9	1,051
Equifax, Inc.	28	3,039
IHS Markit Ltd. (a)	91	3,878
Manpower, Inc.	16	1,972
Nielsen Holdings PLC	84	3,114
Robert Half International, Inc.	29	1,501
TransUnion Holding Co., Inc. (a)	35	1,837
Verisk Analytics, Inc. (a)	36	3,062
		19,454
Road & Rail - 0.6%
AMERCO	1	393
Genesee & Wyoming, Inc. Class A (a)	14	1,005
J.B. Hunt Transport Services, Inc.	21	2,234
Kansas City Southern	25	2,606
Landstar System, Inc.	10	988
Old Dominion Freight Lines, Inc.	15	1,817
Ryder System, Inc.	12	973
		10,016
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	23	999
Fastenal Co.	68	3,194
HD Supply Holdings, Inc. (a)	47	1,663
MSC Industrial Direct Co., Inc. Class A	11	912
United Rentals, Inc. (a)	20	2,830
Univar, Inc. (a)	26	774
W.W. Grainger, Inc.	12	2,372
Watsco, Inc.	7	1,166
WESCO International, Inc. (a)	12	758
		14,668
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	18	1,252

TOTAL INDUSTRIALS		225,933

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	13	2,599
Arris International PLC (a)	42	1,197
Brocade Communications Systems, Inc.	96	1,118
CommScope Holding Co., Inc. (a)	45	1,446
EchoStar Holding Corp. Class A (a)	10	560
F5 Networks, Inc. (a)	15	1,819
Harris Corp.	29	4,040
Juniper Networks, Inc.	88	2,185
Motorola Solutions, Inc.	39	3,531
Palo Alto Networks, Inc. (a)	21	3,091
		21,586
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	71	6,177
Arrow Electronics, Inc. (a)	21	1,755
Avnet, Inc.	29	1,154
CDW Corp.	36	2,520
Cognex Corp.	20	2,463
Coherent, Inc. (a)	6	1,576
Dell Technologies, Inc. (a)	48	3,973
Dolby Laboratories, Inc. Class A	13	753
FLIR Systems, Inc.	32	1,498
IPG Photonics Corp. (a)	9	1,916
Jabil, Inc.	41	1,159
Keysight Technologies, Inc. (a)	43	1,921
National Instruments Corp.	25	1,125
Trimble, Inc. (a)	59	2,412
Universal Display Corp.	10	1,465
Zebra Technologies Corp. Class A (a)	12	1,392
		33,259
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	40	2,090
CoStar Group, Inc. (a)	8	2,366
GoDaddy, Inc. (a)	27	1,261
IAC/InterActiveCorp (a)	16	2,065
LogMeIn, Inc.	12	1,453
Match Group, Inc. (a)	11	294
Pandora Media, Inc. (a)	58	424
Twitter, Inc. (a)	158	3,258
VeriSign, Inc. (a)	20	2,150
Zillow Group, Inc.:
Class A (a)	11	454
Class C (a)	26	1,073
		16,888
IT Services - 4.2%
Alliance Data Systems Corp.	12	2,685
Amdocs Ltd.	34	2,213
Booz Allen Hamilton Holding Corp. Class A	34	1,285
Broadridge Financial Solutions, Inc.	28	2,406
Conduent, Inc.	48	743
CoreLogic, Inc. (a)	20	938
CSRA, Inc.	38	1,216
DST Systems, Inc.	15	879
DXC Technology Co.	67	6,132
Euronet Worldwide, Inc. (a)	12	1,160
Fidelity National Information Services, Inc.	78	7,235
First Data Corp. Class A (a)	107	1,906
Fiserv, Inc. (a)	50	6,472
FleetCor Technologies, Inc. (a)	22	3,636
Gartner, Inc. (a)	21	2,632
Genpact Ltd.	34	1,035
Global Payments, Inc.	36	3,742
Jack Henry & Associates, Inc.	18	1,982
Leidos Holdings, Inc.	33	2,063
Paychex, Inc.	76	4,848
Sabre Corp.	49	958
Square, Inc. (a)	57	2,120
Teradata Corp. (a)	30	1,004
The Western Union Co.	111	2,204
Total System Services, Inc.	43	3,098
Vantiv, Inc. (a)	38	2,660
WEX, Inc. (a)	9	1,112
		68,364
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	194	2,131
Analog Devices, Inc.	87	7,943
Cavium, Inc. (a)	15	1,035
Cypress Semiconductor Corp.	77	1,221
First Solar, Inc. (a)	19	1,042
KLA-Tencor Corp.	37	4,029
Lam Research Corp.	38	7,926
Marvell Technology Group Ltd.	95	1,755
Maxim Integrated Products, Inc.	66	3,468
Microchip Technology, Inc.	54	5,119
Microsemi Corp. (a)	27	1,441
ON Semiconductor Corp. (a)	98	2,089
Qorvo, Inc. (a)	30	2,274
Skyworks Solutions, Inc.	44	5,010
Teradyne, Inc.	47	2,016
Versum Materials, Inc.	26	1,094
Xilinx, Inc.	59	4,348
		53,941
Software - 3.7%
ANSYS, Inc. (a)	20	2,734
Atlassian Corp. PLC (a)	17	822
Autodesk, Inc. (a)	49	6,123
Black Knight, Inc. (a)	26	1,179
CA Technologies, Inc.	74	2,396
Cadence Design Systems, Inc. (a)	65	2,805
CDK Global, Inc.	32	2,034
Citrix Systems, Inc. (a)	36	2,974
FireEye, Inc. (a)	44	744
Fortinet, Inc. (a)	35	1,379
Guidewire Software, Inc. (a)	17	1,360
Manhattan Associates, Inc. (a)	16	670
Nuance Communications, Inc. (a)	67	988
Parametric Technology Corp. (a)	27	1,794
Red Hat, Inc. (a)	42	5,075
ServiceNow, Inc. (a)	40	5,055
Splunk, Inc. (a)	32	2,154
SS&C Technologies Holdings, Inc.	40	1,608
Symantec Corp.	144	4,680
Synopsys, Inc. (a)	35	3,028
Tableau Software, Inc. (a)	14	1,135
Take-Two Interactive Software, Inc. (a)	25	2,766
Tyler Technologies, Inc. (a)	8	1,418
Ultimate Software Group, Inc. (a)	7	1,418
Workday, Inc. Class A (a)	31	3,441
Zynga, Inc. (a)	195	761
		60,541
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	28	899
NetApp, Inc.	64	2,843
Western Digital Corp.	69	6,160
Xerox Corp.	54	1,637
		11,539

TOTAL INFORMATION TECHNOLOGY		266,118

MATERIALS - 5.9%
Chemicals - 2.2%
Albemarle Corp. U.S.	26	3,663
Ashland Global Holdings, Inc.	15	1,020
Axalta Coating Systems (a)	50	1,663
Cabot Corp.	15	914
Celanese Corp. Class A	32	3,338
CF Industries Holdings, Inc.	55	2,089
Eastman Chemical Co.	34	3,088
FMC Corp.	31	2,879
Huntsman Corp.	47	1,505
International Flavors & Fragrances, Inc.	19	2,801
NewMarket Corp.	2	801
Olin Corp.	39	1,425
Platform Specialty Products Corp. (a)	59	631
RPM International, Inc.	31	1,653
The Chemours Co. LLC	43	2,434
The Mosaic Co.	83	1,854
The Scotts Miracle-Gro Co. Class A	10	996
Valvoline, Inc.	48	1,153
W.R. Grace & Co.	16	1,224
Westlake Chemical Corp.	9	764
		35,895
Construction Materials - 0.5%
Eagle Materials, Inc.	11	1,161
Martin Marietta Materials, Inc.	15	3,253
Vulcan Materials Co.	31	3,774
		8,188
Containers & Packaging - 1.8%
Aptargroup, Inc.	14	1,219
Ardagh Group SA	3	64
Avery Dennison Corp.	21	2,230
Ball Corp.	82	3,520
Bemis Co., Inc.	21	945
Berry Global Group, Inc. (a)	31	1,843
Crown Holdings, Inc. (a)	31	1,865
Graphic Packaging Holding Co.	73	1,131
International Paper Co.	97	5,555
Owens-Illinois, Inc. (a)	38	908
Packaging Corp. of America	22	2,558
Sealed Air Corp.	46	2,035
Silgan Holdings, Inc.	16	468
Sonoco Products Co.	23	1,191
WestRock Co.	59	3,618
		29,150
Metals & Mining - 1.4%
Alcoa Corp.	43	2,055
Freeport-McMoRan, Inc. (a)	319	4,460
Newmont Mining Corp.	126	4,556
Nucor Corp.	75	4,337
Reliance Steel & Aluminum Co.	17	1,306
Royal Gold, Inc.	15	1,262
Southern Copper Corp.	19	816
Steel Dynamics, Inc.	55	2,047
Tahoe Resources, Inc.	78	374
United States Steel Corp.	41	1,038
		22,251
Paper & Forest Products - 0.0%
Domtar Corp.	15	710

TOTAL MATERIALS		96,194

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Alexandria Real Estate Equities, Inc.	22	2,727
American Campus Communities, Inc.	31	1,289
American Homes 4 Rent Class A	57	1,213
Apartment Investment & Management Co. Class A	37	1,627
Apple Hospitality (REIT), Inc.	49	928
AvalonBay Communities, Inc.	33	5,984
Boston Properties, Inc.	36	4,362
Brandywine Realty Trust (SBI)	42	735
Brixmor Property Group, Inc.	72	1,258
Camden Property Trust (SBI)	21	1,916
Colony NorthStar, Inc.	126	1,547
Columbia Property Trust, Inc.	32	707
CoreSite Realty Corp.	8	886
Corporate Office Properties Trust (SBI)	24	766
Corrections Corp. of America	30	740
CubeSmart	42	1,143
CyrusOne, Inc.	20	1,228
DCT Industrial Trust, Inc.	22	1,276
DDR Corp.	80	614
Digital Realty Trust, Inc.	48	5,685
Douglas Emmett, Inc.	34	1,353
Duke Realty Corp.	84	2,392
Empire State Realty Trust, Inc.	33	662
EPR Properties	15	1,038
Equity Commonwealth (a)	29	871
Equity Lifestyle Properties, Inc.	19	1,681
Essex Property Trust, Inc.	16	4,199
Extra Space Storage, Inc.	29	2,366
Federal Realty Investment Trust (SBI)	17	2,049
Forest City Realty Trust, Inc. Class A	59	1,453
Gaming & Leisure Properties	47	1,717
General Growth Properties, Inc.	145	2,822
HCP, Inc.	111	2,868
Healthcare Trust of America, Inc.	47	1,412
Highwoods Properties, Inc. (SBI)	24	1,225
Hospitality Properties Trust (SBI)	38	1,086
Host Hotels & Resorts, Inc.	172	3,364
Hudson Pacific Properties, Inc.	37	1,251
Invitation Homes, Inc.	20	451
Iron Mountain, Inc.	62	2,480
JBG SMITH Properties	18	562
Kilroy Realty Corp.	23	1,638
Kimco Realty Corp.	97	1,762
Lamar Advertising Co. Class A	19	1,338
Liberty Property Trust (SBI)	35	1,501
Life Storage, Inc.	11	889
Medical Properties Trust, Inc.	85	1,125
Mid-America Apartment Communities, Inc.	27	2,763
National Retail Properties, Inc.	35	1,406
Omega Healthcare Investors, Inc.	46	1,328
Outfront Media, Inc.	32	750
Paramount Group, Inc.	47	748
Park Hotels & Resorts, Inc.	33	950
Piedmont Office Realty Trust, Inc. Class A	37	716
Prologis, Inc.	124	7,997
Rayonier, Inc.	30	899
Realty Income Corp.	64	3,435
Regency Centers Corp.	35	2,154
Retail Properties America, Inc.	57	697
SBA Communications Corp. Class A (a)	29	4,558
Senior Housing Properties Trust (SBI)	55	1,012
SL Green Realty Corp.	23	2,201
Spirit Realty Capital, Inc.	113	939
Store Capital Corp.	40	988
Sun Communities, Inc.	18	1,625
Tanger Factory Outlet Centers, Inc.	20	455
Taubman Centers, Inc.	15	708
The Macerich Co.	32	1,747
UDR, Inc.	62	2,405
Uniti Group, Inc.	40	700
Ventas, Inc.	84	5,271
VEREIT, Inc.	229	1,807
Vornado Realty Trust	41	3,069
Weingarten Realty Investors (SBI)	28	853
Welltower, Inc.	86	5,759
Weyerhaeuser Co.	176	6,320
WP Carey, Inc.	25	1,704
		148,150
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	69	2,713
Howard Hughes Corp. (a)	8	1,021
Jones Lang LaSalle, Inc.	11	1,424
Realogy Holdings Corp.	31	1,002
		6,160

TOTAL REAL ESTATE		154,310

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	226	4,292
Zayo Group Holdings, Inc. (a)	44	1,587
		5,879
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	24	700
U.S. Cellular Corp. (a)	3	110
		810

TOTAL TELECOMMUNICATION SERVICES		6,689

UTILITIES - 6.3%
Electric Utilities - 2.6%
Alliant Energy Corp.	54	2,336
Edison International	75	5,996
Entergy Corp.	42	3,623
Eversource Energy	75	4,698
FirstEnergy Corp.	105	3,460
Great Plains Energy, Inc.	51	1,674
Hawaiian Electric Industries, Inc.	25	912
OGE Energy Corp.	47	1,731
Pinnacle West Capital Corp.	26	2,280
PPL Corp.	162	6,085
Vistra Energy Corp.	57	1,108
Westar Energy, Inc.	33	1,765
Xcel Energy, Inc.	120	5,942
		41,610
Gas Utilities - 0.3%
Atmos Energy Corp.	24	2,094
National Fuel Gas Co.	19	1,103
UGI Corp.	41	1,962
		5,159
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	85	1,270
NRG Energy, Inc.	70	1,750
The AES Corp.	156	1,658
		4,678
Multi-Utilities - 2.8%
Ameren Corp.	57	3,533
Avangrid, Inc.	14	724
CenterPoint Energy, Inc.	101	2,988
CMS Energy Corp.	66	3,192
Consolidated Edison, Inc.	75	6,454
DTE Energy Co.	44	4,860
MDU Resources Group, Inc.	46	1,258
NiSource, Inc.	76	2,004
Public Service Enterprise Group, Inc.	119	5,855
SCANA Corp.	31	1,337
Sempra Energy	60	7,050
Vectren Corp.	19	1,295
WEC Energy Group, Inc.	75	5,054
		45,604
Water Utilities - 0.3%
American Water Works Co., Inc.	42	3,686
Aqua America, Inc.	41	1,455
		5,141

TOTAL UTILITIES		102,192

TOTAL COMMON STOCKS
(Cost $1,585,445)		1,625,722

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $940)	940	940
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,586,385)		1,626,662
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,019
NET ASSETS - 100%		$1,627,681

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52
Total	$52

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,585,445)	$1,625,722
Fidelity Central Funds (cost $940)	940
Total Investment in Securities (cost $1,586,385)		$1,626,662
Cash		363
Receivable for fund shares sold		39
Dividends receivable		589
Distributions receivable from Fidelity Central Funds		28
Total assets		1,627,681
Net Assets		$1,627,681
Net Assets consist of:
Paid in capital		$1,580,940
Undistributed net investment income		4,990
Accumulated undistributed net realized gain (loss) on investments		1,474
Net unrealized appreciation (depreciation) on investments		40,277
Net Assets, for 148,913 shares outstanding		$1,627,681
Net Asset Value, offering price and redemption price per share ($1,627,681 ÷ 148,913 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$4,395
Income from Fidelity Central Funds		52
Total income		4,447
Expenses
Independent trustees' fees and expenses	$1
Miscellaneous	1
Total expenses before reductions	2
Expense reductions	(1)	1
Net investment income (loss)		4,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,505
Total net realized gain (loss)		1,505
Change in net unrealized appreciation (depreciation) on investment securities		35,205
Net gain (loss)		36,710
Net increase (decrease) in net assets resulting from operations		$41,156

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period March 9, 2017 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,446	$544
Net realized gain (loss)	1,505	(31)
Change in net unrealized appreciation (depreciation)	35,205	5,072
Net increase (decrease) in net assets resulting from operations	41,156	5,585
Share transactions
Proceeds from sales of shares	1,360,897	300,000
Cost of shares redeemed	(79,957)	–
Net increase (decrease) in net assets resulting from share transactions	1,280,940	300,000
Total increase (decrease) in net assets	1,322,096	305,585
Net Assets
Beginning of period	305,585	–
End of period	$1,627,681	$305,585
Other Information
Undistributed net investment income end of period	$4,990	$544
Shares
Sold	126,463	30,000
Redeemed	(7,550)	–
Net increase (decrease)	118,913	30,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Index Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.02
Net realized and unrealized gain (loss)	.66	.17
Total from investment operations	.74	.19
Net asset value, end of period	$10.93	$10.19
Total ReturnC,D	7.26%	1.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %G,H
Expenses net of all reductions	- %G,H	- %G,H
Net investment income (loss)	1.53%G	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,628	$306
Portfolio turnover rateI	25%G	1%J

 A For the period March 9, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$77,878
Gross unrealized depreciation	(40,012)
Net unrealized appreciation (depreciation)	$37,866
Tax cost	$1,588,796

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $1,368,265 and $78,291, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Actual	- %C	$1,000.00	$1,072.60	$-D
Hypothetical-E		$1,000.00	$1,025.21	$-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005 per share.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Index Fund

On July 20, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve (i) an amended and restated sub-advisory agreement with an affiliate of Fidelity Management & Research Company (FMR) for the fund to decrease the sub-advisory fees paid to the sub-adviser and (ii) an amended and restated sub-advisory agreement with Geode Capital Management, LLC for the fund to decrease the sub-advisory fees paid to the sub-adviser by 0.75 basis points (Amended Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and the sub-advisers to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family. At its January 2017 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Contracts would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations.

The Board noted that the fund is available through a new bundled fee offering for plans that are recordkept by Fidelity Investments. The Board considered that, while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee and the sub-advisers receive compensation from FMR. The Board noted at its January 2017 meeting that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Because the Board was approving an arrangement with the sub-advisers under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the Amended Contracts are fair and reasonable, and that the Amended Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZMP-SANN-1217
1.9881626.100

Fidelity® Large Cap Growth Index Fund Institutional Class and Institutional Premium Class Semi-Annual Report October 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.1	6.1
Microsoft Corp.	5.0	4.4
Amazon.com, Inc.	3.5	3.1
Facebook, Inc. Class A	3.4	2.9
Alphabet, Inc. Class C	2.5	2.3
Alphabet, Inc. Class A	2.5	2.3
Visa, Inc. Class A	1.6	1.5
UnitedHealth Group, Inc.	1.6	1.4
Home Depot, Inc.	1.6	1.7
Comcast Corp. Class A	1.3	1.5
	30.1

Top Market Sectors as of October 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.8	32.6
Consumer Discretionary	17.5	20.8
Health Care	13.1	15.7
Industrials	12.2	10.4
Consumer Staples	6.5	8.9
Materials	3.8	3.5
Financials	3.3	2.8
Real Estate	2.5	2.7
Telecommunication Services	0.9	0.9
Energy	0.9	0.5

Asset Allocation (% of fund's net assets)

As of October 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.8%

As of April 30, 2017*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 3.0%

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
BorgWarner, Inc.	1,253	$66,058
Delphi Automotive PLC	15,161	1,506,700
Gentex Corp.	10,290	199,729
Lear Corp.	3,217	564,873
Visteon Corp. (a)	1,750	220,570
		2,557,930
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	7,149	338,434
Tesla, Inc. (a)(b)	7,357	2,439,066
Thor Industries, Inc.	2,781	378,828
		3,156,328
Distributors - 0.1%
Genuine Parts Co.	3,037	267,955
LKQ Corp. (a)	2,535	95,544
Pool Corp.	2,243	270,910
		634,409
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,833	244,488
H&R Block, Inc.	1,705	42,182
Service Corp. International	10,257	363,713
ServiceMaster Global Holdings, Inc. (a)	7,529	354,691
		1,005,074
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	5,752	251,305
Chipotle Mexican Grill, Inc. (a)	1,442	392,080
Choice Hotels International, Inc.	1,899	132,455
Darden Restaurants, Inc.	7,012	576,877
Domino's Pizza, Inc.	2,698	493,734
Dunkin' Brands Group, Inc.	5,051	298,363
Extended Stay America, Inc. unit	6,103	120,961
Hilton Grand Vacations, Inc.	3,878	158,843
Hilton, Inc.	10,883	786,623
Las Vegas Sands Corp.	20,466	1,297,135
Marriott International, Inc. Class A	17,894	2,137,975
McDonald's Corp.	46,168	7,705,901
MGM Mirage, Inc.	2,032	63,703
Six Flags Entertainment Corp. (b)	3,770	236,718
Starbucks Corp.	79,899	4,381,661
Vail Resorts, Inc.	2,231	510,944
Wendy's Co.	10,483	159,446
Wyndham Worldwide Corp.	5,748	614,174
Wynn Resorts Ltd.	4,489	662,083
Yum China Holdings, Inc.	18,045	728,116
Yum! Brands, Inc.	19,824	1,475,897
		23,184,994
Household Durables - 0.3%
D.R. Horton, Inc.	10,563	466,990
Leggett & Platt, Inc. (b)	5,939	280,677
Mohawk Industries, Inc. (a)	207	54,184
NVR, Inc. (a)	188	616,898
PulteGroup, Inc.	4,411	133,345
Tempur Sealy International, Inc. (a)(b)	956	62,494
Toll Brothers, Inc.	3,992	183,792
Tupperware Brands Corp.	2,837	166,674
Whirlpool Corp.	310	50,818
		2,015,872
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	22,489	24,856,642
Expedia, Inc.	6,907	861,027
Liberty Expedia Holdings, Inc.	528	24,341
Liberty Interactive Corp. QVC Group Series A (a)	12,949	294,201
Netflix, Inc. (a)	23,223	4,561,694
Priceline Group, Inc. (a)	2,780	5,315,249
TripAdvisor, Inc. (a)(b)	2,923	109,613
Wayfair LLC Class A (a)	2,142	149,726
		36,172,493
Leisure Products - 0.2%
Brunswick Corp.	4,053	205,284
Hasbro, Inc.	4,852	449,247
Mattel, Inc. (b)	3,467	48,954
Polaris Industries, Inc. (b)	3,297	390,464
		1,093,949
Media - 3.1%
AMC Networks, Inc. Class A (a)	3,022	153,759
Cable One, Inc.	263	186,680
CBS Corp. Class B (b)	20,070	1,126,328
Charter Communications, Inc. Class A (a)	7,276	2,431,421
Comcast Corp. Class A	246,619	8,885,683
DISH Network Corp. Class A (a)	9,705	471,081
Interpublic Group of Companies, Inc.	18,651	359,032
Lions Gate Entertainment Corp.:
Class A (a)	2,368	68,719
Class B	3,228	89,286
Live Nation Entertainment, Inc. (a)	7,496	328,175
Omnicom Group, Inc. (b)	13,145	883,213
Regal Entertainment Group Class A (b)	1,462	23,904
Scripps Networks Interactive, Inc. Class A	2,643	220,109
Sirius XM Holdings, Inc. (b)	79,215	430,930
The Madison Square Garden Co. (a)	79	17,593
The Walt Disney Co.	60,513	5,918,777
Twenty-First Century Fox, Inc.:
Class A	3,050	79,758
Class B	1,204	30,642
		21,705,090
Multiline Retail - 0.3%
Dollar General Corp.	5,893	476,390
Dollar Tree, Inc. (a)	12,279	1,120,459
Nordstrom, Inc. (b)	6,532	258,994
		1,855,843
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	1,094	89,424
AutoZone, Inc. (a)	1,348	794,646
Burlington Stores, Inc. (a)	2,235	209,844
CarMax, Inc. (a)	10,366	778,487
Dick's Sporting Goods, Inc.	3,787	92,668
Floor & Decor Holdings, Inc. Class A	1,165	43,921
Foot Locker, Inc.	419	12,604
Gap, Inc.	636	16,530
Home Depot, Inc.	67,984	11,270,388
L Brands, Inc. (b)	2,193	94,387
Lowe's Companies, Inc.	47,839	3,824,728
Michaels Companies, Inc. (a)	5,095	98,945
O'Reilly Automotive, Inc. (a)(b)	4,908	1,035,343
Ross Stores, Inc.	21,831	1,386,050
Sally Beauty Holdings, Inc. (a)	2,420	41,890
TJX Companies, Inc.	36,580	2,553,284
Tractor Supply Co.	7,216	434,836
Ulta Beauty, Inc.	3,359	677,813
Williams-Sonoma, Inc. (b)	939	48,452
		23,504,240
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	2,672	258,463
Hanesbrands, Inc. (b)	20,853	469,193
lululemon athletica, Inc. (a)	5,403	332,339
Michael Kors Holdings Ltd. (a)	532	25,967
NIKE, Inc. Class B	74,857	4,116,386
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,173	101,282
Tapestry, Inc.	2,689	110,115
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	7,376	92,348
Class C (non-vtg.) (a)(b)	7,749	89,346
VF Corp.	13,748	957,548
		6,552,987

TOTAL CONSUMER DISCRETIONARY		123,439,209

CONSUMER STAPLES - 6.5%
Beverages - 2.9%
Brown-Forman Corp.:
Class A	2,945	168,837
Class B (non-vtg.)	9,300	530,286
Constellation Brands, Inc. Class A (sub. vtg.)	9,161	2,007,083
Dr. Pepper Snapple Group, Inc.	10,203	873,989
Monster Beverage Corp. (a)	23,426	1,357,068
PepsiCo, Inc.	70,301	7,749,279
The Coca-Cola Co.	162,475	7,470,601
		20,157,143
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	24,728	3,983,186
Kroger Co.	27,292	564,944
Rite Aid Corp. (a)(b)	25,569	42,189
Sprouts Farmers Market LLC (a)	7,439	137,547
Sysco Corp.	27,948	1,554,468
Walgreens Boots Alliance, Inc.	9,822	650,904
Welbilt, Inc. (a)	7,247	159,869
		7,093,107
Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)(b)	5,237	151,506
Campbell Soup Co. (b)	6,530	309,326
General Mills, Inc.	23,419	1,215,914
Kellogg Co.	12,900	806,637
Lamb Weston Holdings, Inc.	1,932	98,513
McCormick & Co., Inc. (non-vtg.) (b)	6,775	674,316
Pilgrim's Pride Corp. (a)	2,509	79,736
The Hershey Co.	7,017	745,065
TreeHouse Foods, Inc. (a)	881	58,481
		4,139,494
Household Products - 0.7%
Church & Dwight Co., Inc.	14,032	633,825
Clorox Co.	6,184	782,462
Colgate-Palmolive Co.	7,776	547,819
Energizer Holdings, Inc.	3,448	148,230
Kimberly-Clark Corp.	17,117	1,925,834
Procter & Gamble Co.	7,288	629,246
Spectrum Brands Holdings, Inc. (b)	1,361	149,601
		4,817,017
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	12,357	1,381,636
Herbalife Ltd. (a)	3,816	277,118
Nu Skin Enterprises, Inc. Class A	743	47,262
		1,706,016
Tobacco - 1.1%
Altria Group, Inc.	109,328	7,021,044
Philip Morris International, Inc.	7,859	822,366
		7,843,410

TOTAL CONSUMER STAPLES		45,756,187

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Halliburton Co.	33,307	1,423,541
RPC, Inc. (b)	2,867	69,697
		1,493,238
Oil, Gas & Consumable Fuels - 0.7%
Antero Resources Corp. (a)	6,403	124,218
Apache Corp.	1,054	43,604
Cabot Oil & Gas Corp.	18,421	510,262
Cheniere Energy, Inc. (a)	7,630	356,626
Chesapeake Energy Corp. (a)(b)	3,129	12,203
Cimarex Energy Co.	5,002	584,884
Continental Resources, Inc. (a)	2,083	84,799
Devon Energy Corp.	2,261	83,431
Diamondback Energy, Inc. (a)	1,253	134,271
EOG Resources, Inc.	3,077	307,300
Gulfport Energy Corp. (a)	779	10,672
Laredo Petroleum, Inc. (a)	9,104	108,520
Newfield Exploration Co. (a)	11,101	341,800
ONEOK, Inc.	21,436	1,163,332
Parsley Energy, Inc. Class A (a)	8,513	226,446
Rice Energy, Inc. (a)	4,881	138,376
RSP Permian, Inc. (a)	3,715	127,833
The Williams Companies, Inc.	6,807	194,000
		4,552,577

TOTAL ENERGY		6,045,815

FINANCIALS - 3.3%
Banks - 0.3%
Bank of the Ozarks, Inc.	3,101	144,569
East West Bancorp, Inc.	464	27,766
First Republic Bank	7,211	702,351
Pinnacle Financial Partners, Inc.	1,197	79,241
Signature Bank (a)	1,806	234,798
SVB Financial Group (a)	2,166	474,960
Western Alliance Bancorp. (a)	3,341	186,428
		1,850,113
Capital Markets - 1.9%
Ameriprise Financial, Inc.	7,650	1,197,531
BGC Partners, Inc. Class A	3,094	46,936
CBOE Holdings, Inc.	6,230	704,364
Charles Schwab Corp.	53,390	2,394,008
Eaton Vance Corp. (non-vtg.)	6,222	314,024
FactSet Research Systems, Inc.	2,176	413,157
Federated Investors, Inc. Class B (non-vtg.)	1,377	42,783
IntercontinentalExchange, Inc.	15,804	1,044,644
Invesco Ltd.	3,398	121,614
Lazard Ltd. Class A	6,051	287,665
Legg Mason, Inc.	1,044	39,860
LPL Financial	4,939	245,024
MarketAxess Holdings, Inc.	2,052	357,048
Moody's Corp.	9,428	1,342,641
Morningstar, Inc.	1,030	87,766
MSCI, Inc.	5,002	587,035
Raymond James Financial, Inc.	1,894	160,573
S&P Global, Inc.	14,592	2,283,210
SEI Investments Co.	7,676	495,179
State Street Corp.	1,090	100,280
T. Rowe Price Group, Inc.	2,051	190,538
TD Ameritrade Holding Corp.	12,732	636,473
		13,092,353
Consumer Finance - 0.0%
Capital One Financial Corp.	1,769	163,066
Credit Acceptance Corp. (a)(b)	567	162,576
		325,642
Diversified Financial Services - 0.0%
Leucadia National Corp.	4,153	105,071
Voya Financial, Inc.	547	21,968
		127,039
Insurance - 1.1%
Allstate Corp.	5,638	529,183
American International Group, Inc.	6,106	394,509
Aon PLC	14,723	2,111,720
Arch Capital Group Ltd. (a)	978	97,448
Arthur J. Gallagher & Co.	6,853	434,000
Aspen Insurance Holdings Ltd.	988	42,385
Assurant, Inc.	592	59,585
Erie Indemnity Co. Class A	1,030	124,424
Marsh & McLennan Companies, Inc.	29,078	2,353,283
Progressive Corp.	32,776	1,594,552
RenaissanceRe Holdings Ltd.	138	19,094
XL Group Ltd.	4,521	182,965
		7,943,148

TOTAL FINANCIALS		23,338,295

HEALTH CARE - 13.1%
Biotechnology - 4.6%
AbbVie, Inc.	90,147	8,135,767
ACADIA Pharmaceuticals, Inc. (a)	5,400	188,082
Agios Pharmaceuticals, Inc. (a)	2,149	138,116
Alexion Pharmaceuticals, Inc. (a)	9,952	1,190,856
Alkermes PLC (a)	8,501	414,509
Alnylam Pharmaceuticals, Inc. (a)	3,930	478,831
Amgen, Inc.	12,004	2,103,341
Biogen, Inc. (a)	11,291	3,518,953
BioMarin Pharmaceutical, Inc. (a)	9,932	815,318
Bioverativ, Inc.	6,065	342,673
Celgene Corp. (a)	43,867	4,429,251
Exelixis, Inc. (a)	16,365	405,688
Gilead Sciences, Inc.	52,666	3,947,843
Incyte Corp. (a)	9,545	1,080,971
Intercept Pharmaceuticals, Inc. (a)(b)	954	58,795
Intrexon Corp. (a)(b)	2,339	38,243
Ionis Pharmaceuticals, Inc. (a)	7,007	400,170
Neurocrine Biosciences, Inc. (a)	4,866	302,227
Opko Health, Inc. (a)(b)	1,800	12,114
Regeneron Pharmaceuticals, Inc. (a)	4,437	1,786,425
Seattle Genetics, Inc. (a)	5,323	326,353
TESARO, Inc. (a)	2,070	239,644
Vertex Pharmaceuticals, Inc. (a)	14,247	2,083,339
		32,437,509
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	2,299	443,523
Align Technology, Inc. (a)	4,495	1,074,215
Baxter International, Inc.	2,626	169,298
Becton, Dickinson & Co.	12,664	2,642,597
Boston Scientific Corp. (a)	77,499	2,180,822
C.R. Bard, Inc.	4,082	1,335,100
DexCom, Inc. (a)	4,770	214,507
Edwards Lifesciences Corp. (a)	11,860	1,212,448
Hill-Rom Holdings, Inc.	3,451	278,530
Hologic, Inc. (a)	8,836	334,443
IDEXX Laboratories, Inc. (a)	4,911	816,061
Intuitive Surgical, Inc. (a)	6,201	2,327,607
Medtronic PLC	5,643	454,374
ResMed, Inc.	7,859	661,571
Stryker Corp.	19,263	2,983,261
Teleflex, Inc.	396	93,844
The Cooper Companies, Inc.	2,118	508,871
Varian Medical Systems, Inc. (a)	5,183	540,017
West Pharmaceutical Services, Inc.	4,188	424,663
		18,695,752
Health Care Providers & Services - 2.7%
Aetna, Inc.	5,927	1,007,768
AmerisourceBergen Corp.	8,937	687,702
Centene Corp. (a)	1,205	112,872
Cigna Corp.	12,301	2,426,003
Express Scripts Holding Co. (a)	2,231	136,738
HCA Holdings, Inc. (a)	1,224	92,596
Henry Schein, Inc. (a)	8,903	699,776
Humana, Inc.	7,684	1,962,109
LifePoint Hospitals, Inc. (a)	338	16,275
McKesson Corp.	1,237	170,558
Patterson Companies, Inc.	423	15,651
Premier, Inc. (a)	788	25,744
UnitedHealth Group, Inc.	54,262	11,406,958
Wellcare Health Plans, Inc. (a)	2,286	452,034
		19,212,784
Health Care Technology - 0.3%
athenahealth, Inc. (a)	2,197	280,952
Cerner Corp. (a)	16,353	1,104,155
Veeva Systems, Inc. Class A (a)	6,079	370,454
		1,755,561
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,351	295,999
Bio-Techne Corp.	2,056	269,377
Bruker Corp.	2,015	63,271
Charles River Laboratories International, Inc. (a)	2,618	304,447
Illumina, Inc. (a)	8,245	1,691,792
Mettler-Toledo International, Inc. (a)	1,424	972,065
PerkinElmer, Inc.	1,137	82,228
QIAGEN NV (a)	4,182	141,603
Quintiles Transnational Holdings, Inc. (a)	4,722	510,448
Thermo Fisher Scientific, Inc.	10,179	1,972,996
Waters Corp. (a)	4,325	847,916
		7,152,142
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	4,753	154,805
Bristol-Myers Squibb Co.	45,929	2,831,982
Eli Lilly & Co.	55,306	4,531,774
Johnson & Johnson	23,347	3,254,805
Merck & Co., Inc.	8,484	467,384
Zoetis, Inc. Class A	27,839	1,776,685
		13,017,435

TOTAL HEALTH CARE		92,271,183

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.9%
BWX Technologies, Inc.	5,283	316,557
General Dynamics Corp.	6,024	1,222,752
HEICO Corp.	1,301	117,975
HEICO Corp. Class A	2,781	211,634
Hexcel Corp.	3,371	204,586
Huntington Ingalls Industries, Inc.	2,089	486,382
Lockheed Martin Corp.	12,742	3,926,575
Northrop Grumman Corp.	9,133	2,699,075
Raytheon Co.	6,114	1,101,743
Rockwell Collins, Inc.	9,188	1,245,893
The Boeing Co.	31,505	8,127,660
TransDigm Group, Inc. (b)	2,722	755,355
		20,416,187
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	7,893	619,837
Expeditors International of Washington, Inc.	7,088	413,797
FedEx Corp.	14,035	3,169,243
United Parcel Service, Inc. Class B	39,058	4,590,487
XPO Logistics, Inc. (a)(b)	4,798	332,741
		9,126,105
Airlines - 0.4%
Alaska Air Group, Inc.	5,560	367,127
American Airlines Group, Inc.	10,725	502,145
Copa Holdings SA Class A	109	13,428
Southwest Airlines Co.	31,862	1,716,087
		2,598,787
Building Products - 0.4%
A.O. Smith Corp.	8,131	481,355
Allegion PLC	5,374	448,138
Armstrong World Industries, Inc. (a)	2,507	128,108
Fortune Brands Home & Security, Inc.	8,087	534,227
Lennox International, Inc.	2,039	389,714
Masco Corp.	11,595	461,713
		2,443,255
Commercial Services & Supplies - 0.5%
Cintas Corp.	4,852	723,142
Clean Harbors, Inc. (a)	2,099	112,317
Copart, Inc. (a)	11,081	402,129
KAR Auction Services, Inc.	7,737	366,192
Rollins, Inc.	5,319	233,557
Waste Management, Inc.	20,756	1,705,521
		3,542,858
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,210	83,383
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	1,593	266,350
AMETEK, Inc.	2,088	140,919
Emerson Electric Co.	5,257	338,866
Fortive Corp.	15,788	1,140,841
Hubbell, Inc. Class B	1,965	247,236
Rockwell Automation, Inc.	7,285	1,462,974
Sensata Technologies Holding BV (a)	4,793	234,426
		3,831,612
Industrial Conglomerates - 2.0%
3M Co.	32,797	7,549,541
General Electric Co.	85,830	1,730,333
Honeywell International, Inc.	25,120	3,621,299
Roper Technologies, Inc.	5,404	1,395,151
		14,296,324
Machinery - 2.2%
Allison Transmission Holdings, Inc.	7,483	317,953
Caterpillar, Inc.	29,144	3,957,755
Cummins, Inc.	2,871	507,822
Deere & Co.	18,040	2,397,155
Donaldson Co., Inc.	6,846	323,200
Dover Corp.	960	91,670
Gardner Denver Holdings, Inc.	2,314	66,759
Graco, Inc.	3,071	404,727
IDEX Corp.	4,104	526,174
Illinois Tool Works, Inc.	17,286	2,705,605
Ingersoll-Rand PLC	7,237	641,198
Lincoln Electric Holdings, Inc.	3,290	301,594
Middleby Corp. (a)	3,200	370,880
Nordson Corp.	3,211	406,802
Parker Hannifin Corp.	6,449	1,177,652
Snap-On, Inc.	405	63,901
Stanley Black & Decker, Inc.	886	143,133
Toro Co.	5,891	370,249
WABCO Holdings, Inc. (a)	2,835	418,361
Wabtec Corp. (b)	1,550	118,575
Xylem, Inc.	5,208	346,488
		15,657,653
Professional Services - 0.4%
Dun & Bradstreet Corp.	836	97,670
Equifax, Inc.	6,772	734,965
IHS Markit Ltd. (a)	12,347	526,106
Robert Half International, Inc.	7,082	366,635
TransUnion Holding Co., Inc. (a)	8,396	440,706
Verisk Analytics, Inc. (a)	8,638	734,662
		2,900,744
Road & Rail - 1.1%
CSX Corp.	44,299	2,233,999
J.B. Hunt Transport Services, Inc.	4,842	515,140
Landstar System, Inc.	2,324	229,495
Old Dominion Freight Lines, Inc.	2,118	256,553
Union Pacific Corp.	41,486	4,803,664
		8,038,851
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	279	12,123
Fastenal Co.	16,542	776,978
HD Supply Holdings, Inc. (a)	11,266	398,704
MSC Industrial Direct Co., Inc. Class A	1,047	86,796
United Rentals, Inc. (a)	4,748	671,747
Univar, Inc. (a)	5,835	173,591
W.W. Grainger, Inc.	2,760	545,652
Watsco, Inc.	1,695	282,336
		2,947,927

TOTAL INDUSTRIALS		85,883,686

INFORMATION TECHNOLOGY - 38.8%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	3,002	600,070
CommScope Holding Co., Inc. (a)	5,414	174,006
F5 Networks, Inc. (a)	3,568	432,691
Harris Corp.	1,769	246,457
Motorola Solutions, Inc.	883	79,947
Palo Alto Networks, Inc. (a)	5,012	737,766
		2,270,937
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	16,966	1,476,042
CDW Corp.	8,742	611,940
Cognex Corp.	4,672	575,357
Coherent, Inc. (a)	1,359	357,023
Corning, Inc.	2,988	93,554
Dell Technologies, Inc. (a)	11,653	964,519
FLIR Systems, Inc.	4,068	190,464
IPG Photonics Corp. (a)	2,042	434,762
National Instruments Corp.	4,789	215,505
Trimble, Inc. (a)	11,198	457,774
Universal Display Corp.	2,363	346,180
Zebra Technologies Corp. Class A (a)	2,957	342,982
		6,066,102
Internet Software & Services - 8.7%
Alphabet, Inc.:
Class A (a)	16,823	17,378,832
Class C (a)	17,136	17,421,143
CoStar Group, Inc. (a)	1,967	581,740
Facebook, Inc. Class A (a)	132,101	23,786,106
GoDaddy, Inc. (a)	6,545	305,652
IAC/InterActiveCorp (a)	3,929	507,037
LogMeIn, Inc.	1,816	219,827
Match Group, Inc. (a)(b)	1,942	51,929
Pandora Media, Inc. (a)(b)	12,717	92,961
Twitter, Inc. (a)	2,241	46,209
VeriSign, Inc. (a)(b)	4,882	524,913
Zillow Group, Inc.:
Class A (a)	1,893	78,200
Class C (a)(b)	4,183	172,674
		61,167,223
IT Services - 7.6%
Accenture PLC Class A	35,074	4,993,135
Alliance Data Systems Corp.	2,732	611,230
Automatic Data Processing, Inc.	25,339	2,945,912
Booz Allen Hamilton Holding Corp. Class A	7,705	291,172
Broadridge Financial Solutions, Inc.	6,605	567,502
Cognizant Technology Solutions Corp. Class A	33,071	2,502,483
CoreLogic, Inc. (a)	2,811	131,836
CSRA, Inc.	9,013	288,326
DST Systems, Inc.	318	18,641
DXC Technology Co.	16,010	1,465,235
Euronet Worldwide, Inc. (a)	2,808	271,365
Fidelity National Information Services, Inc.	10,598	983,070
First Data Corp. Class A (a)	25,980	462,704
Fiserv, Inc. (a)	12,015	1,555,101
FleetCor Technologies, Inc. (a)	5,212	861,387
Gartner, Inc. (a)	4,979	623,918
Genpact Ltd.	7,987	243,204
Global Payments, Inc.	8,543	888,045
IBM Corp.	33,411	5,147,299
Jack Henry & Associates, Inc.	4,377	482,039
MasterCard, Inc. Class A	53,270	7,924,978
Paychex, Inc.	18,267	1,165,252
PayPal Holdings, Inc. (a)	64,078	4,649,500
Sabre Corp.	9,169	179,346
Square, Inc. (a)(b)	13,764	511,883
The Western Union Co.	27,159	539,378
Total System Services, Inc.	10,316	743,268
Vantiv, Inc. (a)(b)	9,132	639,240
Visa, Inc. Class A	104,510	11,494,010
WEX, Inc. (a)	1,760	217,518
		53,397,977
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)(b)	46,668	512,648
Analog Devices, Inc.	20,724	1,892,101
Applied Materials, Inc.	61,095	3,447,591
Broadcom Ltd.	22,875	6,036,941
Cavium, Inc. (a)	3,685	254,228
Cypress Semiconductor Corp.	1,635	25,931
KLA-Tencor Corp.	8,907	969,883
Lam Research Corp.	9,128	1,903,827
Maxim Integrated Products, Inc.	15,964	838,749
Microchip Technology, Inc.	12,836	1,216,853
Micron Technology, Inc. (a)	45,935	2,035,380
Microsemi Corp. (a)	5,210	278,058
NVIDIA Corp.	32,165	6,652,044
NXP Semiconductors NV (a)	10,875	1,272,919
ON Semiconductor Corp. (a)	22,444	478,506
Qorvo, Inc. (a)	3,672	278,374
Skyworks Solutions, Inc.	10,450	1,189,837
Teradyne, Inc.	10,569	453,304
Texas Instruments, Inc.	56,443	5,457,474
Versum Materials, Inc.	480	20,198
Xilinx, Inc.	13,330	982,288
		36,197,134
Software - 9.1%
Activision Blizzard, Inc.	41,906	2,744,424
Adobe Systems, Inc. (a)	27,970	4,899,225
ANSYS, Inc. (a)	4,810	657,575
Atlassian Corp. PLC (a)	4,104	198,510
Autodesk, Inc. (a)	9,553	1,193,743
Black Knight, Inc. (a)	6,044	274,095
Cadence Design Systems, Inc. (a)	15,780	681,065
CDK Global, Inc.	7,598	482,929
Citrix Systems, Inc. (a)	8,516	703,507
Electronic Arts, Inc. (a)	16,983	2,031,167
Fortinet, Inc. (a)	8,192	322,847
Guidewire Software, Inc. (a)	1,647	131,727
Intuit, Inc.	13,767	2,079,092
Manhattan Associates, Inc. (a)	3,859	161,538
Microsoft Corp.	424,460	35,306,583
Oracle Corp.	13,183	671,015
Parametric Technology Corp. (a)	6,398	425,147
Red Hat, Inc. (a)	10,057	1,215,187
Salesforce.com, Inc. (a)	38,299	3,919,520
ServiceNow, Inc. (a)	9,409	1,189,015
Splunk, Inc. (a)	7,762	522,383
SS&C Technologies Holdings, Inc.	8,860	356,172
Symantec Corp.	34,707	1,127,978
Synopsys, Inc. (a)	621	53,729
Tableau Software, Inc. (a)	3,334	270,354
Take-Two Interactive Software, Inc. (a)	5,857	648,077
Tyler Technologies, Inc. (a)	1,933	342,702
Ultimate Software Group, Inc. (a)	1,584	320,903
VMware, Inc. Class A (a)(b)	4,057	485,582
Workday, Inc. Class A (a)	7,346	815,333
		64,231,124
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	295,317	49,920,372
NCR Corp. (a)	6,775	217,410
NetApp, Inc.	13,096	581,724
Western Digital Corp.	2,335	208,445
		50,927,951

TOTAL INFORMATION TECHNOLOGY		274,258,448

MATERIALS - 3.8%
Chemicals - 2.8%
Albemarle Corp. U.S.	1,158	163,151
Axalta Coating Systems (a)	11,995	398,834
Celanese Corp. Class A	4,691	489,318
DowDuPont, Inc.	63,017	4,556,759
Ecolab, Inc.	14,543	1,900,188
FMC Corp.	7,577	703,600
Huntsman Corp.	5,482	175,534
International Flavors & Fragrances, Inc.	4,495	662,653
LyondellBasell Industries NV Class A	7,964	824,513
Monsanto Co.	24,700	2,991,170
NewMarket Corp.	388	155,351
Platform Specialty Products Corp. (a)	5,411	57,898
PPG Industries, Inc.	13,533	1,573,076
Praxair, Inc.	14,218	2,077,534
RPM International, Inc.	6,743	359,604
Sherwin-Williams Co.	4,638	1,832,706
The Chemours Co. LLC	10,377	587,442
The Scotts Miracle-Gro Co. Class A	2,268	225,938
W.R. Grace & Co.	3,826	292,651
Westlake Chemical Corp.	966	82,023
		20,109,943
Construction Materials - 0.3%
Eagle Materials, Inc.	2,624	277,016
Martin Marietta Materials, Inc.	3,244	703,461
Vulcan Materials Co.	6,979	849,693
		1,830,170
Containers & Packaging - 0.6%
Aptargroup, Inc.	754	65,651
Ardagh Group SA	493	10,570
Avery Dennison Corp.	4,662	494,965
Ball Corp.	10,951	470,126
Berry Global Group, Inc. (a)	7,354	437,195
Crown Holdings, Inc. (a)	5,132	308,792
Graphic Packaging Holding Co.	12,316	190,775
International Paper Co.	21,256	1,217,331
Owens-Illinois, Inc. (a)	7,138	170,527
Packaging Corp. of America	5,271	612,859
Sealed Air Corp.	5,587	247,113
Silgan Holdings, Inc.	4,204	122,967
		4,348,871
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	14,977	209,378
Royal Gold, Inc.	1,346	113,212
Southern Copper Corp.	4,119	176,911
Steel Dynamics, Inc.	1,658	61,694
		561,195

TOTAL MATERIALS		26,850,179

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	23,894	3,432,851
Boston Properties, Inc.	1,306	158,261
CoreSite Realty Corp.	1,897	210,093
Crown Castle International Corp.	22,759	2,437,034
CubeSmart	6,862	186,784
CyrusOne, Inc.	4,253	261,092
Digital Realty Trust, Inc.	8,835	1,046,417
Douglas Emmett, Inc.	6,591	262,256
Equinix, Inc.	4,398	2,038,473
Equity Lifestyle Properties, Inc.	4,546	402,230
Extra Space Storage, Inc.	5,912	482,360
Federal Realty Investment Trust (SBI)	1,564	188,493
Gaming & Leisure Properties	3,630	132,640
Hudson Pacific Properties, Inc.	878	29,694
Iron Mountain, Inc.	12,936	517,440
Lamar Advertising Co. Class A	4,148	292,185
Outfront Media, Inc.	1,049	24,599
Public Storage	8,382	1,737,170
SBA Communications Corp. Class A (a)	6,805	1,069,610
Simon Property Group, Inc.	15,969	2,480,465
Tanger Factory Outlet Centers, Inc.	337	7,667
Taubman Centers, Inc.	1,672	78,952
		17,476,766
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	7,240	284,677

TOTAL REAL ESTATE		17,761,443

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	115,596	5,533,581
Zayo Group Holdings, Inc. (a)	10,402	375,096
		5,908,677
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	10,325	617,125

TOTAL TELECOMMUNICATION SERVICES		6,525,802

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	3,312	82,800
TOTAL COMMON STOCKS
(Cost $604,271,114)		702,213,047
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.06% 1/11/18 (c)
(Cost $997,918)	1,000,000	997,902
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.10% (d)	4,729,253	$4,730,198
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	12,969,652	12,970,949
TOTAL MONEY MARKET FUNDS
(Cost $17,701,147)		17,701,147
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $622,970,179)		720,912,096
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(15,045,413)
NET ASSETS - 100%		$705,866,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	27	Dec. 2017	$3,473,145	$74,629	$74,629

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $214,549.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,737
Fidelity Securities Lending Cash Central Fund	19,979
Total	$49,716

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$123,439,209	$123,439,209	$--	$--
Consumer Staples	45,756,187	45,756,187	--	--
Energy	6,045,815	6,045,815	--	--
Financials	23,338,295	23,338,295	--	--
Health Care	92,271,183	92,271,183	--	--
Industrials	85,883,686	85,883,686	--	--
Information Technology	274,258,448	274,258,448	--	--
Materials	26,850,179	26,850,179	--	--
Real Estate	17,761,443	17,761,443	--	--
Telecommunication Services	6,525,802	6,525,802	--	--
Utilities	82,800	82,800	--	--
U.S. Government and Government Agency Obligations	997,902	--	997,902	--
Money Market Funds	17,701,147	17,701,147	--	--
Total Investments in Securities:	$720,912,096	$719,914,194	$997,902	$--
Derivative Instruments:
Assets
Futures Contracts	$74,629	$74,629	$--	$--
Total Assets	$74,629	$74,629	$--	$--
Total Derivative Instruments:	$74,629	$74,629	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$74,629	$0
Total Equity Risk	74,629	0
Total Value of Derivatives	$74,629	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,751,291) — See accompanying schedule: Unaffiliated issuers (cost $605,269,032)	$703,210,949
Fidelity Central Funds (cost $17,701,147)	17,701,147
Total Investment in Securities (cost $622,970,179)		$720,912,096
Receivable for fund shares sold		3,093,391
Dividends receivable		359,918
Distributions receivable from Fidelity Central Funds		8,980
Receivable for daily variation margin on futures contracts		9,577
Total assets		724,383,962
Liabilities
Payable for investments purchased	$5,009,220
Payable for fund shares redeemed	511,274
Accrued management fee	19,443
Other affiliated payables	7,077
Collateral on securities loaned	12,970,265
Total liabilities		18,517,279
Net Assets		$705,866,683
Net Assets consist of:
Paid in capital		$604,785,524
Undistributed net investment income		3,813,258
Accumulated undistributed net realized gain (loss) on investments		(748,645)
Net unrealized appreciation (depreciation) on investments		98,016,546
Net Assets		$705,866,683
Investor Class:
Net Asset Value, offering price and redemption price per share ($10,540,168 ÷ 810,847 shares)		$13.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($402,181,296 ÷ 30,924,296 shares)		$13.01
Institutional Class:
Net Asset Value, offering price and redemption price per share ($286,839,167 ÷ 22,054,742 shares)		$13.01
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($6,306,052 ÷ 484,834 shares)		$13.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2017 (Unaudited)
Investment Income
Dividends		$3,987,347
Interest		2,328
Income from Fidelity Central Funds		49,716
Total income		4,039,391
Expenses
Management fee	$119,768
Transfer agent fees	44,400
Independent trustees' fees and expenses	960
Miscellaneous	787
Total expenses before reductions	165,915
Expense reductions	(147)	165,768
Net investment income (loss)		3,873,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(184,350)
Fidelity Central Funds	842
Futures contracts	115,087
Total net realized gain (loss)		(68,421)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	65,082,656
Futures contracts	81,625
Total change in net unrealized appreciation (depreciation)		65,164,281
Net gain (loss)		65,095,860
Net increase (decrease) in net assets resulting from operations		$68,969,483

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2017 (Unaudited)	For the period June 7, 2016 (commencement of operations) to April 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,873,623	$1,809,510
Net realized gain (loss)	(68,421)	(214,220)
Change in net unrealized appreciation (depreciation)	65,164,281	32,852,265
Net increase (decrease) in net assets resulting from operations	68,969,483	34,447,555
Distributions to shareholders from net investment income	(1,421,881)	(447,140)
Distributions to shareholders from net realized gain	(466,995)	–
Total distributions	(1,888,876)	(447,140)
Share transactions - net increase (decrease)	209,447,173	395,338,488
Total increase (decrease) in net assets	276,527,780	429,338,903
Net Assets
Beginning of period	429,338,903	–
End of period	$705,866,683	$429,338,903
Other Information
Undistributed net investment income end of period	$3,813,258	$1,361,516

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Index Fund Investor Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	1.37	1.50
Total from investment operations	1.44	1.62
Distributions from net investment income	(.03)	(.02)
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	(.02)
Net asset value, end of period	$13.00	$11.60
Total ReturnC,D	12.42%	16.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.19%G	.21%G
Expenses net of fee waivers, if any	.19%G	.21%G
Expenses net of all reductions	.19%G	.21%G
Net investment income (loss)	1.22%G	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$10,540	$7,637
Portfolio turnover rateH	31%G	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14
Net realized and unrealized gain (loss)	1.37	1.49
Total from investment operations	1.45	1.63
Distributions from net investment income	(.03)	(.03)
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	(.03)
Net asset value, end of period	$13.01	$11.60
Total ReturnC,D	12.57%	16.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	.06%G	.07%G
Expenses net of fee waivers, if any	.06%G	.07%G
Expenses net of all reductions	.06%G	.07%G
Net investment income (loss)	1.35%G	1.38%G
Supplemental Data
Net assets, end of period (000 omitted)	$402,181	$282,078
Portfolio turnover rateH	31%G	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14
Net realized and unrealized gain (loss)	1.37	1.49
Total from investment operations	1.45	1.63
Distributions from net investment income	(.03)	(.03)
Distributions from net realized gain	(.01)	–
Total distributions	(.04)	(.03)
Net asset value, end of period	$13.01	$11.60
Total ReturnC,D	12.58%	16.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%G	.06%G
Expenses net of fee waivers, if any	.05%G	.06%G
Expenses net of all reductions	.05%G	.06%G
Net investment income (loss)	1.36%G	1.39%G
Supplemental Data
Net assets, end of period (000 omitted)	$286,839	$138,867
Portfolio turnover rateH	31%G	17%G

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Large Cap Growth Index Fund Institutional Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2017	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	1.38	1.50
Total from investment operations	1.46	1.63
Distributions from net investment income	(.03)	(.03)
Distributions from net realized gain	(.01)	–
Total distributions	(.05)C	(.03)
Net asset value, end of period	$13.01	$11.60
Total ReturnD,E	12.58%	16.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%H
Expenses net of fee waivers, if any	.04%H	.05%H
Expenses net of all reductions	.04%H	.05%H
Net investment income (loss)	1.37%H	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,306	$758
Portfolio turnover rateI	31%H	17%H

 A For the period June 7, 2016 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.011 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2017

1. Organization.

Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class, Institutional Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,653,005
Gross unrealized depreciation	(11,372,449)
Net unrealized appreciation (depreciation)	$96,280,556
Tax cost	$624,706,169

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $303,442,342 and $89,256,789, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective August 1, 2017, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .05% to .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the total annualized management fee rate was .042% of the Fund's average net assets.

Effective August 1, 2017, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.17%
Premium Class	.05%
Institutional Class	.04%
Institutional Premium Class	.035%

Prior to August 1, 2017, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .21%, .07%, .06% and .05% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective August 1, 2017, under the amended expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .135%, .015% and .005% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to August 1, 2017, Investor Class, Premium Class and Institutional Class paid a portion of the transfer agent fees at an annual rate of .16%, .02%, .01% of class-level average net assets, respectively, and Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Investor Class	$6,594.147
Premium Class	30,058.017
Institutional Class	7,748.007
	$44,400

 (a) Annualized

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $787 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,979.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $147.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2017	Year ended April 30, 2017(a)
From net investment income
Investor Class	$19,063	$2,758
Premium Class	886,868	346,446
Institutional Class	513,698	95,931
Institutional Premium Class	2,252	2,005
Total	$1,421,881	$447,140
From net realized gain
Investor Class	$8,065	$–
Premium Class	291,820	–
Institutional Class	166,392	–
Institutional Premium Class	718	–
Total	$466,995	$–

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2017	Year ended April 30, 2017(a)	Six months ended October 31, 2017	Year ended April 30, 2017(a)
Investor Class
Shares sold	728,700	1,337,804	$8,872,213	$14,225,721
Reinvestment of distributions	2,249	252	26,719	2,656
Shares redeemed	(578,607)	(679,551)	(7,027,012)	(7,275,852)
Net increase (decrease)	152,342	658,505	$1,871,920	$6,952,525
Premium Class
Shares sold	10,932,877	29,060,892	$132,864,607	$309,872,215
Reinvestment of distributions	93,963	31,840	1,116,280	335,594
Shares redeemed	(4,415,093)	(4,780,183)	(54,256,238)	(53,728,257)
Net increase (decrease)	6,611,747	24,312,549	$79,724,649	$256,479,552
Institutional Class
Shares sold	11,937,274	12,310,582	$144,892,014	$134,997,308
Reinvestment of distributions	36,693	741	435,908	7,807
Shares redeemed	(1,888,024)	(342,524)	(22,882,379)	(3,752,659)
Net increase (decrease)	10,085,943	11,968,799	$122,445,543	$131,252,456
Institutional Premium Class
Shares sold	446,768	65,258	$5,751,446	$653,600
Reinvestment of distributions	250	190	2,970	2,005
Shares redeemed	(27,486)	(146)	(349,355)	(1,650)
Net increase (decrease)	419,532	65,302	$5,405,061	$653,955

 (a) For the period June 7, 2016 (commencement of operations) to April 30, 2017.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2017 to October 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2017	Ending Account Value October 31, 2017	Expenses Paid During Period-B May 1, 2017 to October 31, 2017
Investor Class	.19%
Actual		$1,000.00	$1,124.20	$1.02
Hypothetical-C		$1,000.00	$1,024.25	$.97
Premium Class	.06%
Actual		$1,000.00	$1,125.70	$.32
Hypothetical-C		$1,000.00	$1,024.90	$.31
Institutional Class	.05%
Actual		$1,000.00	$1,125.80	$.27
Hypothetical-C		$1,000.00	$1,024.95	$.26
Institutional Premium Class	.04%
Actual		$1,000.00	$1,125.80	$.21
Hypothetical-C		$1,000.00	$1,025.00	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Large Cap Growth Index Fund

At its July 2017 meeting, the Board approved an amended and restated management contract for the fund (effective August 1, 2017) that lowered the fund's management fee rate from 0.05% to 0.035%.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the period.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Institutional Class: 0.06% (0.04% effective August 1, 2017); Institutional Premium Class: 0.05% (0.035% effective August 1, 2017); Investor Class: 0.21% (0.17% effective August 1, 2017); and Premium Class: 0.07% (0.05% effective August 1, 2017). These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LC1-I-SANN-1217
1.9879606.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 26, 2017